UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-23762

Fidelity Greenwood Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

 (Address of principal executive offices)       (Zip code)

Nicole Macarchuk, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	July 31, 2026

Item 1.

Reports to Stockholders

ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® SAI Alternative Risk Premia Currency Strategy Fund Fidelity® SAI Alternative Risk Premia Currency Strategy Fund : FRPCX

This annual shareholder report contains information about Fidelity® SAI Alternative Risk Premia Currency Strategy Fund for the period August 1, 2025 to July 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI Alternative Risk Premia Currency Strategy Fund	$ 49	0.50%
What affected the Fund's performance this period?

•For the 12 months ending July 31, 2026, the fund, which provides currency exposure through investments in various alternative risk premia factors, trailed its benchmark, the Bloomberg U.S. 3-Month Treasury Bellwether Index.
•The fund's exposure to long-term mean reversion detracted most from performance, in terms of both developed international and emerging markets currencies.
•Elsewhere, linear carry - which takes long positions in higher-yielding currencies funded by lower-yielding currencies - contributed across both developed international and emerging markets currencies for the reporting period.
•Certain shorter-term value and mean reversion strategies also added value.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
December 14, 2023 through July 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Fidelity® SAI Alternative Risk Premia Currency Strategy Fund	-3.64%	-2.88%
Bloomberg U.S. 3-Month Treasury Bellwether Index	3.90%	4.54%
Bloomberg U.S. Aggregate Bond Index	2.71%	3.13%
A   From December 14, 2023

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of July 31, 2026)

KEY FACTS
Fund Size	$74,891,803
Number of Holdings	214
Total Advisory Fee	$307,324
Portfolio Turnover	0%
What did the Fund invest in?
(as of July 31, 2026)
DERIVATIVE EXPOSURE (% of Fund's net assets)
Swaps	193.7
Forward Foreign Currency Contracts	213.6

ASSET ALLOCATION (% of Fund's total exposure)

Forward Foreign Currency Contracts - 42.1
Swaps - 38.2
Short-Term Investments and Net Other Assets (Liabilities) - 19.7

TOP HOLDINGS (% of Fund's net assets)
US Treasury Bill	88.6
88.6
How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's name changed from Fidelity® SAI Alternative Risk Premia Strategy Fund to Fidelity® SAI Alternative Risk Premia Currency Strategy Fund.	The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913580.102    7564-TSRA-0926

ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® SAI Alternative Risk Premia Commodity Strategy Fund Fidelity® SAI Alternative Risk Premia Commodity Strategy Fund : FRPDX

This annual shareholder report contains information about Fidelity® SAI Alternative Risk Premia Commodity Strategy Fund for the period August 1, 2025 to July 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI Alternative Risk Premia Commodity Strategy Fund	$ 44	0.50%
What affected the Fund's performance this period?

•For the 12 months ending July 31, 2026, the fund, which provides exposure to commodities through investments in various alternative risk premia factors, trailed its benchmark, the Bloomberg U.S. 3-Month Treasury Bellwether Index.
•While most factors detracted from performance for the reporting period, carry was the biggest. The fund's drawdown was primarily driven by a historic tail-risk event in commodity markets during the first quarter of 2026.
•An unprecedented energy supply shock occurred following the escalation of the Iran conflict and the closure of the Strait of Hormuz, triggering a massive rally in energy markets equivalent to roughly five times the monthly standard deviation.
•Strategies that are sensitive to the shape of commodity futures curves were impacted most severely and accounted for most of the underperformance.
•Performance across value-oriented strategies was more mixed, with greater dispersion among different implementations though overall, these approaches detracted.
•Price trend was the only major contributor this period, driven by bullish price action, particularly in the petroleum complex.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
December 14, 2023 through July 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Fidelity® SAI Alternative Risk Premia Commodity Strategy Fund	-22.80%	-7.43%
Bloomberg U.S. 3-Month Treasury Bellwether Index	3.90%	4.54%
Bloomberg U.S. Aggregate Bond Index	2.71%	3.13%
A   From December 14, 2023

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of July 31, 2026)

KEY FACTS
Fund Size	$76,972,553
Number of Holdings	90
Total Advisory Fee	$565,301
Portfolio Turnover	0%
What did the Fund invest in?
(as of July 31, 2026)
COMMODITY SECTOR DIVERSIFICATION (% of Fund's net assets)

Industrial Metals - 37.8
Agriculture - 27.9
Energy - 22.6
Precious Metals - 6.6
Livestock - 5.1

DERIVATIVE EXPOSURE (% of Fund's net assets)
Futures Contracts	231.1
Swaps	188.2

ASSET ALLOCATION (% of Fund's total exposure)

Futures Contracts - 44.5
Swaps - 36.2
Short-Term Investments and Net Other Assets (Liabilities) - 19.3

How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913581.102    7565-TSRA-0926

Item 2.

Code of Ethics

As of the end of the period, July 31, 2026, Fidelity Greenwood Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Jennifer M. Birmingham is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Ms. Birmingham is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, “Deloitte Entities”) in each of the last two fiscal years for services rendered to Fidelity SAI Alternative Risk Premia Commodity Strategy Fund and Fidelity SAI Alternative Risk Premia Currency Strategy Fund (the “Funds”):

Services Billed by Deloitte Entities

July 31, 2026 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity SAI Alternative Risk Premia Commodity Strategy Fund	$75,300	$-	$14,600	$4,300
Fidelity SAI Alternative Risk Premia Currency Strategy Fund	$68,100	$-	$10,100	$3,900

July 31, 2025 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity SAI Alternative Risk Premia Commodity Strategy Fund	$76,200	$-	$12,100	$4,300
Fidelity SAI Alternative Risk Premia Currency Strategy Fund	$68,800	$-	$9,800	$3,800

A Amounts may reflect rounding.

The following table(s) present(s) fees billed by Deloitte Entities that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund(s) and that are rendered on behalf of Fidelity Diversifying Solutions LLC ("FDS") and entities controlling, controlled by, or under common control with FDS (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund(s) (“Fund Service Providers”):

Services Billed by Deloitte Entities

	July 31, 2026A	July 31, 2025A
Audit-Related Fees	$154,800	$125,000
Tax Fees	$-	$-
All Other Fees	$-	$2,970,400

A Amounts may reflect rounding.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by Deloitte Entities for services rendered to the Fund(s), FDS (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund(s) are as follows:

Billed By	July 31, 2026A	July 31, 2025A
Deloitte Entities	$2,620,100	$3,462,200

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities in its(their) audit of the Fund(s), taking into account representations from Deloitte Entities, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund(s) and its(their) related entities and FDS’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund(s) Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee periodically.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund’s(s’) last two fiscal years relating to services provided to (i) the Fund(s) or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund(s).

The Registrant has not retained, for the preparation of the audit report on the financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board (the “PCAOB”) has determined that the PCAOB is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction.

The Registrant is not a “foreign issuer,” as defined in 17 CFR 240.3b-4.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable.

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity® SAI Alternative Risk Premia Commodity Strategy Fund

Annual Report
July 31, 2026
Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Consolidated Financial Statements and Consolidated Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® SAI Alternative Risk Premia Commodity Strategy Fund
Consolidated Schedule of Investments July 31, 2026
Showing Percentage of Net Assets
U.S. Treasury Obligations - 91.6%
	Yield (%) (a)	Principal Amount (b)	Value ($)
US Treasury Bills 0% 9/3/2026 (c)(d) (Cost $70,465,200)	3.66	70,700,000	70,478,438

Money Market Funds - 10.6%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e) (Cost $8,176,035)	3.69	8,174,400	8,176,035

TOTAL INVESTMENT IN SECURITIES - 102.2% (Cost $78,641,235)	78,654,473
NET OTHER ASSETS (LIABILITIES) - (2.2)%	(1,681,920)
NET ASSETS - 100.0%	76,972,553

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value and Unrealized Appreciation/ (Depreciation) ($)
LONG
CBOT Corn Contracts (United States)	174	12/2026	4,036,800	25,196
CBOT Hard Red Winter Wheat Contracts (United States)	69	12/2026	2,496,938	156,858
CBOT Soybean Contracts (United States)	52	1/2027	3,123,250	28,082
CBOT Soybean Meal Contracts (United States)	42	1/2027	1,358,700	44,799
CBOT Soybean Oil Contracts (United States)	178	1/2027	7,139,580	(219,716)
CBOT Wheat Contracts (United States)	93	12/2026	3,057,375	142,097
CME Lean Hogs Contracts (United States)	45	2/2027	1,416,600	84
CME Live Cattle Contracts (United States)	33	2/2027	2,994,750	(46,830)
COMEX Copper Contracts (United States)	1	12/2026	164,000	5,751
ICE Brent Crude Oil Contracts (United Kingdom)	3	11/2026	241,770	(11,708)
ICE Cocoa Contracts (United States)	3	12/2026	166,080	795
ICE Coffee C Contracts (United States)	19	12/2026	2,241,881	62,118
ICE Cotton No 2 Contracts (United States)	42	3/2027	1,750,560	71,068
ICE Gas Oil Contracts (United Kingdom)	2	1/2027	197,850	29,569
LME Aluminum Contracts (United Kingdom)	31	8/2026	2,475,094	(300,306)
LME Aluminum Contracts (United Kingdom)	28	9/2026	2,231,887	(217,570)
LME Aluminum Contracts (United Kingdom)	46	11/2026	3,660,715	53,754
LME Aluminum Contracts (United Kingdom)	40	10/2026	3,185,160	(358,554)
LME Copper Contracts (United Kingdom)	19	11/2026	6,549,072	142,770
LME Copper Contracts (United Kingdom)	16	10/2026	5,521,620	29,789
LME Copper Contracts (United Kingdom)	2	1/2027	688,264	8,241
LME Copper Contracts (United Kingdom)	12	8/2026	4,157,538	161,129
LME Copper Contracts (United Kingdom)	19	9/2026	6,569,787	277,626
LME Lead Contracts (United Kingdom)	16	11/2026	754,816	(3,763)
LME Lead Contracts (United Kingdom)	11	10/2026	515,037	(42,035)
LME Lead Contracts (United Kingdom)	11	8/2026	506,946	(37,053)
LME Lead Contracts (United Kingdom)	11	9/2026	511,393	(37,409)
LME Nickel Contracts (United Kingdom)	16	10/2026	1,655,270	(125,638)
LME Nickel Contracts (United Kingdom)	12	8/2026	1,231,805	(81,539)
LME Nickel Contracts (United Kingdom)	10	9/2026	1,030,284	(122,151)
LME Nickel Contracts (United Kingdom)	18	11/2026	1,868,857	58,350
LME Zinc Contracts (United Kingdom)	25	11/2026	2,276,175	55,721
LME Zinc Contracts (United Kingdom)	17	8/2026	1,575,326	114,424
LME Zinc Contracts (United Kingdom)	22	10/2026	2,008,364	41,087
LME Zinc Contracts (United Kingdom)	17	9/2026	1,557,697	63,611
NYMEX Heating Oil Contracts (United States)	2	12/2026	295,285	34,257
NYMEX WTI Crude Contracts (United States)	3	12/2026	224,640	12,453
NYMEX Gasoline RBOB Contracts (United States)	28	10/2026	3,148,975	221,869
NYMEX Gasoline RBOB Contracts (United States)	4	12/2026	415,783	13,855
NYMEX Natural Gas Contracts (United States)	149	11/2026	5,496,610	(644,226)
NYMEX WTI Crude Contracts (United States)	1	8/2026	84,670	678
TOTAL LONG				(392,467)
SHORT
CBOT Corn Contracts (United States)	(200)	9/2026	(4,407,500)	119,700
CBOT Hard Red Winter Wheat Contracts (United States)	(54)	9/2026	(1,910,250)	(190,992)
CBOT Soybean Contracts (United States)	(41)	11/2026	(2,434,375)	(20,808)
CBOT Soybean Meal Contracts (United States)	(39)	12/2026	(1,252,680)	(39,290)
CBOT Soybean Oil Contracts (United States)	(168)	12/2026	(6,743,520)	206,967
CBOT Wheat Contracts (United States)	(85)	9/2026	(2,716,813)	(171,341)
CEC Gold Bullion Contracts (United States)	(1)	12/2026	(410,700)	1,357
CME Lean Hogs Contracts (United States)	(66)	12/2026	(1,997,820)	(3,847)
CME Live Cattle Contracts (United States)	(33)	10/2026	(2,999,700)	120,959
ICE Coffee Contracts (United States)	(18)	9/2026	(2,241,675)	(97,029)
ICE Cotton No 2 Contracts (United States)	(29)	12/2026	(1,185,955)	(58,415)
LME Aluminum Contracts (United Kingdom)	(31)	8/2026	(2,475,094)	282,178
LME Aluminum Contracts (United Kingdom)	(69)	9/2026	(5,500,007)	499,933
LME Aluminum Contracts (United Kingdom)	(4)	11/2026	(318,323)	539
LME Aluminum Contracts (United Kingdom)	(40)	10/2026	(3,185,160)	(40,140)
LME Copper Contracts (United Kingdom)	(3)	11/2026	(1,034,064)	(4,937)
LME Copper Contracts (United Kingdom)	(16)	10/2026	(5,521,620)	(120,533)
LME Copper Contracts (United Kingdom)	(12)	8/2026	(4,157,538)	(113,952)
LME Copper Contracts (United Kingdom)	(35)	9/2026	(12,102,239)	(422,931)
LME Lead Contracts (United Kingdom)	(11)	10/2026	(515,037)	2,017
LME Lead Contracts (United Kingdom)	(11)	8/2026	(506,946)	39,067
LME Lead Contracts (United Kingdom)	(43)	9/2026	(1,999,081)	96,276
LME Nickel Contracts (United Kingdom)	(16)	10/2026	(1,655,270)	(49,310)
LME Nickel Contracts (United Kingdom)	(12)	8/2026	(1,231,805)	149,787
LME Nickel Contracts (United Kingdom)	(29)	9/2026	(2,987,824)	123,820
LME Zinc Contracts (United Kingdom)	(2)	11/2026	(182,094)	(313)
LME Zinc Contracts (United Kingdom)	(17)	8/2026	(1,575,326)	(107,064)
LME Zinc Contracts (United Kingdom)	(22)	10/2026	(2,008,364)	(47,806)
LME Zinc Contracts (United Kingdom)	(34)	9/2026	(3,115,395)	(89,379)
NYMEX Gasoline RBOB Contracts (United States)	(24)	8/2026	(3,139,114)	(236,036)
NYMEX Natural Gas Contracts (United States)	(4)	12/2026	(166,600)	4,984
NYMEX Natural Gas Contracts (United States)	(187)	10/2026	(5,617,480)	862,900
NYMEX Palladium Contracts (United States)	(1)	9/2026	(128,140)	(6,393)
TOTAL SHORT				689,968
TOTAL FUTURES CONTRACTS				297,501

Total Return Swaps

Underlying Reference	Fund Pays	Fund Receives	Payment Frequency	Counterparty	Maturity Date	Notional Value ($)	Value ($)	Unrealized Appreciation (Depreciation) ($)

ABGSXSBM Index	(0.10)%	Return of Index	At Maturity	Goldman Sachs International	10/2026	11,072,370	(227,659)	(227,659)

The following table(s) represent disclosures associated with the underlying components of the total return index swap at period end. Strategy: Designed to hold long positions on commodities with the positive basis momentum, and short positions on those with the negative basis momentum.

Futures Contracts Description	Number of Contracts	Expiration Date	Notional Value ($)	Weight (%)

MILL WHEAT EURO FUT SEP26 CAU6	(2,056)	9/2026	(526,805)	(4.76)
SOYBEAN OIL FUTR JAN27 BOF7	(583,863)	1/2027	(390,312)	(3.53)
COCOA FUTURE DEC26 CCZ6	(66)	12/2026	(367,331)	(3.32)
WTI CRUDE FUTURE JAN27 CLF7	4,712	1/2027	352,843	3.19
RAPESEED EURO FUT NOV26 IJX6	(267)	11/2026	(157,635)	(1.42)
COTTON NO.2 FUTR DEC26 CTZ6	(688,140)	12/2026	(562,830)	(5.08)
CORN FUTURE DEC26 C Z6	(251,017)	12/2026	(1,164,717)	(10.52)
CATTLE FEEDER FUT OCT26 FCV6	166,192	10/2026	557,325	5.03
GOLD 100 OZ FUTR DEC26 GCZ6	(24)	12/2026	(99,829)	(0.9)
COPPER FUTURE DEC26 HGZ6	27,140	12/2026	178,037	1.61
NY HARB ULSD FUT JAN27 HOF7	131,732	1/2027	463,076	4.18
COFFEE 'C' FUTURE DEC26 KCZ6	41,439	12/2026	130,389	1.18
KC HRW WHEAT FUT DEC26 KWZ6	63,315	12/2026	458,241	4.14
COCOA FUTURE - IC SEP26 QCU6	(56)	9/2026	(301,815)	(2.73)
BRENT CRUDE FUTR JAN27 COF7	6,784	1/2027	546,754	4.94
LIVE CATTLE FUTR DEC26 LCZ6	244,844	12/2026	555,673	5.02
LOW SU GASOIL G FUT JAN27 QSF7	538	1/2027	532,488	4.81
LEAN HOGS FUTURE OCT26 LHV6	(666,014)	10/2026	(565,113)	(5.1)
COFF ROBUSTA 10TN FUT SEP26 DFU6	75	9/2026	284,603	2.57
WHITE SUGAR (ICE) FUT OCT26 QWV6	1,126	10/2026	519,719	4.69
LME PRI ALUM FUTR JAN27 LAF27	(197)	1/2027	(624,906)	(5.64)
LME NICKEL FUTURE JAN27 LNF7	(27)	1/2027	(465,274)	(4.2)
LME LEAD FUTURE JAN27 LLF7	(72)	1/2027	(137,329)	(1.24)
LME ZINC FUTURE JAN27 LXF7	30	1/2027	110,457	1
NATURAL GAS FUTR JAN27 NGF27	165,403	1/2027	688,903	6.22
UK NATURAL GAS FUTOCT26 FNV6	21,332	10/2026	41,495	0.37
PALLADIUM FUTURE SEP26 PAU6	(104)	9/2026	(132,723)	(1.2)
PLATINUM FUTURE OCT26 PLV6	(106)	10/2026	(176,521)	(1.59)
GASOLINE RBOB FUT JAN27 XBF7	263,110	1/2027	651,172	5.88
CANOLA FUTR (WCE) NOV26 RSX6	(385)	11/2026	(207,822)	(1.88)
SUGAR #11 (WORLD) FUT MAR27 SBH7	(5,367,044)	3/2027	(833,502)	(7.53)
SOYBEAN FUTURE JAN27 S F7	(90,545)	1/2027	(1,087,670)	(9.82)
SILVER FUTURE SEP26 SIU6	(1,280)	9/2026	(73,965)	(0.67)
SOYBEAN MEAL FUTR JAN27 SMF7	2,116	1/2027	684,677	6.18
SGX IRON ORE 62% FUT SEP26 SCOU6	(1,350)	9/2026	(129,106)	(1.17)
TTF NAT GAS F FUT OCT26 TZTV6	(50)	10/2026	(3,372)	(0.03)
WHEAT FUTURE(CBT) DEC26 W Z6	87,712	12/2026	576,704	5.21

Total Return Swaps

Underlying Reference	Fund Pays	Fund Receives	Payment Frequency	Counterparty	Maturity Date	Notional Value ($)	Value ($)	Unrealized Appreciation (Depreciation) ($)

GSCOFMR2 Index	0.65%	Return of Index	At Maturity	Goldman Sachs International	10/2026	25,599,196	(52,484)	(52,484)

The following table(s) represent disclosures associated with the underlying components of the total return index swap at period end. Strategy: Long/short commodity futures related to fundamentals.
Futures Contracts Description	Number of Contracts	Expiration Date	Notional Value ($)	Weight (%)

SOYBEAN OIL FUTR JAN27 BOF7	(1,531,710)	1/2027	(1,023,948)	(4)
SOYBEAN OIL FUTR MAR27 BOH7	612,450	3/2027	408,504	1.6
SOYBEAN OIL FUTR DEC26 BOZ6	918,676	12/2026	614,594	2.4
COCOA FUTURE MAR27 CCH7	25	3/2027	140,491	0.55
COCOA FUTURE DEC26 CCZ6	(25)	12/2026	(140,539)	(0.55)
WTI CRUDE FUTURE JAN27 CLF7	(6,949)	1/2027	(520,343)	(2.03)
WTI CRUDE FUTURE JUL27 CLN7	(27,796)	7/2027	(1,964,906)	(7.68)
WTI CRUDE FUTURE NOV26 CLX6	31,722	11/2026	2,494,906	9.75
CORN FUTURE JUL27 C N7	295,316	7/2027	1,456,645	5.69
COTTON NO.2 FUTR MAR27 CTH7	127,816	3/2027	106,548	0.42
COTTON NO.2 FUTR MAY27 CTK7	(259,089)	5/2027	(218,671)	(0.85)
COTTON NO.2 FUTR JUL27 CTN7	511,264	7/2027	429,207	1.68
COTTON NO.2 FUTR DEC26 CTZ6	(388,634)	12/2026	(317,864)	(1.24)
CORN FUTURE DEC26 C Z6	(314,068)	12/2026	(1,457,278)	(5.69)
COPPER FUTURE MAR27 HGH7	(324)	3/2027	(2,156)	(0.01)
COPPER FUTURE SEP26 HGU6	(56,935)	9/2026	(368,110)	(1.44)
COPPER FUTURE DEC26 HGZ6	56,448	12/2026	370,301	1.45
NY HARB ULSD FUT JUL27 HON7	(119,532)	7/2027	(365,219)	(1.43)
NY HARB ULSD FUT SEP26 HOU6	(179,299)	9/2026	(734,317)	(2.87)
NY HARB ULSD FUT NOV26 HOX6	291,107	11/2026	1,106,526	4.32
COFFEE 'C' FUTURE MAR27 KCH7	43,743	3/2027	133,546	0.52
COFFEE 'C' FUTURE MAY27 KCK7	(89,925)	5/2027	(273,192)	(1.07)
COFFEE 'C' FUTURE JUL27 KCN7	(134,887)	7/2027	(409,046)	(1.6)
COFFEE 'C' FUTURE DEC26 KCZ6	174,970	12/2026	550,543	2.15
KC HRW WHEAT FUT JUL27 KWN7	86,723	7/2027	638,935	2.5
KC HRW WHEAT FUT DEC26 KWZ6	(87,972)	12/2026	(636,696)	(2.49)
LIVE CATTLE FUTR FEB27 LCG7	176,472	2/2027	400,372	1.56
BRENT CRUDE FUTR MAR27 COH7	(7,693)	3/2027	(602,979)	(2.36)
BRENT CRUDE FUTR JUL27 CON7	(23,079)	7/2027	(1,748,700)	(6.83)
BRENT CRUDE FUTR SEP27 COU7	(7,693)	9/2027	(576,207)	(2.25)
BRENT CRUDE FUTR NOV26 COX6	34,830	11/2026	2,945,960	11.51
LIVE CATTLE FUTR OCT26 LCV6	(351,398)	10/2026	(798,551)	(3.12)
LIVE CATTLE FUTR DEC26 LCZ6	176,214	12/2026	399,919	1.56
LOW SU GASOIL G FUT JUL27 QSN7	(1,716)	7/2027	(1,474,059)	(5.76)
LOW SU GASOIL G FUT NOV26 QSX6	1,362	11/2026	1,487,375	5.81
LEAN HOGS FUTURE APR27 LHJ7	(565,368)	4/2027	(470,527)	(1.84)
LEAN HOGS FUTURE DEC26 LHZ6	625,776	12/2026	473,556	1.85
LME PRI ALUM FUTR MAR27 LAH27	(69)	3/2027	(217,993)	(0.85)
LME PRI ALUM FUTR JUL27 LAN27	348	7/2027	1,093,856	4.27
LME PRI ALUM FUTR NOV26 LAX26	(275)	11/2026	(876,652)	(3.42)
LME NICKEL FUTURE JAN27 LNF7	26	1/2027	457,932	1.79
LME NICKEL FUTURE MAY27 LNK7	(6)	5/2027	(113,647)	(0.44)
LME NICKEL FUTURE JUL27 LNN7	(26)	7/2027	(457,724)	(1.79)
LME NICKEL FUTURE NOV26 LNX6	7	11/2026	113,629	0.44
LME LEAD FUTURE JAN27 LLF7	(48)	1/2027	(92,391)	(0.36)
LME LEAD FUTURE MAY27 LLK7	118	5/2027	230,301	0.9
LME LEAD FUTURE JUL27 LLN7	(24)	7/2027	(47,747)	(0.19)
LME LEAD FUTURE SEP26 LLU6	(48)	9/2026	(89,823)	(0.35)
LME ZINC FUTURE JAN27 LXF7	115	1/2027	416,129	1.63
LME ZINC FUTURE MAR27 LXH7	(116)	3/2027	(417,879)	(1.63)
LME ZINC FUTURE MAY27 LXK7	(39)	5/2027	(138,637)	(0.54)
LME ZINC FUTURE JUL27 LXN7	(39)	7/2027	(137,866)	(0.54)
LME ZINC FUTURE NOV26 LXX6	77	11/2026	278,816	1.09
NATURAL GAS FUTR JAN27 NGF27	(218,521)	1/2027	(910,140)	(3.56)
NATURAL GAS FUTR MAR27 NGH27	608,218	3/2027	1,809,449	7.07
NATURAL GAS FUTR SEP26 NGU26	(327,782)	9/2026	(900,416)	(3.52)
GASOLINE RBOB FUT MAR27 XBH7	(216,383)	3/2027	(530,788)	(2.07)
GASOLINE RBOB FUT SEP26 XBU6	(144,256)	9/2026	(449,241)	(1.75)
GASOLINE RBOB FUT NOV26 XBX6	366,232	11/2026	980,660	3.83
SUGAR #11 (WORLD) FUT MAR27 SBH7	(997,789)	3/2027	(154,957)	(0.61)
SUGAR #11 (WORLD) FUT MAY27 SBK7	(3,991,155)	5/2027	(612,642)	(2.39)
SUGAR #11 (WORLD) FUT JUL27 SBN7	4,999,467	7/2027	766,918	3
SOYBEAN MEAL FUTR JAN27 SMF7	(2,541)	1/2027	(822,040)	(3.21)
SOYBEAN MEAL FUTR DEC26 SMZ6	2,561	12/2026	822,577	3.21
SOYBEAN FUTURE JUL27 S N7	130,593	7/2027	1,585,730	6.19
SOYBEAN FUTURE NOV26 S X6	(133,889)	11/2026	(1,589,933)	(6.21)
WHEAT FUTURE(CBT) MAR27 W H7	(133,331)	3/2027	(898,985)	(3.51)
WHEAT FUTURE(CBT) JUL27 W N7	132,760	7/2027	901,773	3.52

Total Return Swaps

Underlying Reference	Fund Pays	Fund Receives	Payment Frequency	Counterparty	Maturity Date	Notional Value ($)	Value ($)	Unrealized Appreciation (Depreciation) ($)

JCOPFMR2 Index	0.45%	Return of Index	At Maturity	JPMorgan Chase Bank, N.A.	10/2026	15,734,029	(454,363)	(454,363)

The following table(s) represent disclosures associated with the underlying components of the total return index swap at period end. Strategy: Long/short commodity futures related to market movements driven by fundamental factors.

Futures Contracts Description	Number of Contracts	Expiration Date	Notional Value ($)	Weight (%)

WTI CRUDE FUTURE SEP26 CLU6	12,089	9/2026	1,023,556	6.5
COTTON NO.2 FUTR DEC26 CTZ6	2,252,943	12/2026	1,842,682	11.7
NY HARB ULSD FUT SEP26 HOU6	(389,170)	9/2026	(1,593,844)	(10.12)
LME PRI ALUM FUTR SEP26 LAU26	250	9/2026	796,725	5.06
LEAN HOGS FUTURE OCT26 LHV6	(32,056)	10/2026	(27,199)	(0.17)
LME LEAD FUTURE SEP26 LLU6	7	9/2026	13,366	0.08
LME NICKEL FUTURE SEP26 LNU6	36	9/2026	618,298	3.93
LME COPPER FUTURE SEP26 LPU26	154	9/2026	2,127,157	13.51
LME ZINC FUTURE SEP26 LXU6	128	9/2026	468,796	2.98
GASOLINE RBOB FUT SEP26 XBU6	(136,323)	9/2026	(424,536)	(2.7)

Total Return Swaps

Underlying Reference	Fund Pays	Fund Receives	Payment Frequency	Counterparty	Maturity Date	Notional Value ($)	Value ($)	Unrealized Appreciation (Depreciation) ($)

JMABCCVP Index	0.55%	Return of Index	At Maturity	JPMorgan Chase Bank, N.A.	10/2026	6,538,775	(16,823)	(16,823)

The following table(s) represent disclosures associated with the underlying components of the total return index swap at period end. Strategy: Long/short commodity futures related to recent price history.

Futures Contracts Description	Number of Contracts	Expiration Date	Notional Value ($)	Weight (%)

SOYBEAN OIL FUTR DEC26 BOZ6	(176,046)	12/2026	(117,775)	(1.8)
SOYBEAN OIL FUTR JAN27 BOF7	183,680	1/2027	122,790	1.88
CORN FUTURE SEP26 C U6	(28,209)	9/2026	(124,332)	(1.9)
CORN FUTURE DEC26 C Z6	27,121	12/2026	125,840	1.92
COTTON NO.2 FUTR DEC26 CTZ6	2	12/2026	2	-
COPPER FUTURE SEP26 HGU6	90,469	9/2026	584,929	8.94
COPPER FUTURE DEC26 HGZ6	(90,294)	12/2026	(592,328)	(9.05)
NY HARB ULSD FUT SEP26 HOU6	(74,537)	9/2026	(305,266)	(4.67)
NY HARB ULSD FUT DEC26 HOZ6	106,681	12/2026	387,252	5.92
COFFEE 'C' FUTURE SEP26 KCU6	36,708	9/2026	121,906	1.86
COFFEE 'C' FUTURE DEC26 KCZ6	(39,994)	12/2026	(125,840)	(1.92)
KC HRW WHEAT FUT SEP26 KWU6	(74,390)	9/2026	(526,309)	(8.04)
KC HRW WHEAT FUT DEC26 KWZ6	76,355	12/2026	552,618	8.45
LME LEAD FUTURE SEP26 LLU6	209	9/2026	388,997	5.94
LME LEAD FUTURE DEC26 LLZ6	(205)	12/2026	(388,997)	(5.94)
LME NICKEL FUTURE SEP26 LNU6	34	9/2026	586,009	8.96
LME NICKEL FUTURE DEC26 LNZ6	(34)	12/2026	(591,714)	(9.04)
LME ZINC FUTURE SEP26 LXU6	(147)	9/2026	(539,063)	(8.24)
LME ZINC FUTURE DEC26 LXZ6	163	12/2026	591,355	9.04
NATURAL GAS FUTR SEP26 NGU26	(54,294)	9/2026	(149,146)	(2.28)
NATURAL GAS FUTR DEC26 NGZ26	56,684	12/2026	209,106	3.2
LOW SU GASOIL G FUT SEP26 QSU6	(261)	9/2026	(321,198)	(4.91)
LOW SU GASOIL G FUT DEC26 QSZ6	372	12/2026	382,463	5.84
SOYBEAN FUTURE NOV26 S X6	(48,858)	11/2026	(580,189)	(8.87)
SOYBEAN FUTURE JAN27 S F7	49,258	1/2027	591,714	9.04
SUGAR #11 (WORLD) FUT OCT26 SBV6	2,367,468	10/2026	347,071	5.3
SUGAR #11 (WORLD) FUT MAR27 SBH7	(2,497,261)	3/2027	(387,825)	(5.93)
WHEAT FUTURE(CBT) SEP26 W U6	(88,742)	9/2026	(567,281)	(8.67)
WHEAT FUTURE(CBT) DEC26 W Z6	90,233	12/2026	593,285	9.07
GASOLINE RBOB FUT SEP26 XBU6	(75,549)	9/2026	(235,276)	(3.6)
GASOLINE RBOB FUT DEC26 XBZ6	103,761	12/2026	264,612	4.04

Total Return Swaps

Underlying Reference	Fund Pays	Fund Receives	Payment Frequency	Counterparty	Maturity Date	Notional Value ($)	Value ($)	Unrealized Appreciation (Depreciation) ($)

VMAC2CNI Index	0.20%	Return of Index	At Maturity	Macquarie Bank Ltd.	10/2026	648,233	840	840

Strategy: Corn volatility carry strategy. Aims to capture the difference between implied and subsequent realized volatility.

Total Return Swaps

Underlying Reference	Fund Pays	Fund Receives	Payment Frequency	Counterparty	Maturity Date	Notional Value ($)	Value ($)	Unrealized Appreciation (Depreciation) ($)

VMAC2SOI Index	0.20%	Return of Index	At Maturity	Macquarie Bank Ltd.	10/2026	790,167	(468)	(468)

Strategy: Soybeans volatility carry strategy. Aims to capture the difference between implied and subsequent realized volatility.

Total Return Swaps

Underlying Reference	Fund Pays	Fund Receives	Payment Frequency	Counterparty	Maturity Date	Notional Value ($)	Value ($)	Unrealized Appreciation (Depreciation) ($)

VMACLCO1 Index	0.05%	Return of Index	At Maturity	Macquarie Bank Ltd.	10/2026	12,203,219	4,520	4,520

The following table(s) represent disclosures associated with the underlying components of the total return index swap at period end. Strategy: Individual commodity long volatility strategy related to Brent Call Options.

Options Description	Number of Contracts	Notional Value ($)	Exercise Price	Expiration Date	Weight (%)

BRENT CRUDE FUTR JAN27 COF7 CALL 140 11/25/2026	1,090	1,297	140	11/2026	0.01
BRENT CRUDE FUTR JAN27 COF7 CALL 150 11/25/2026	1,093	1,038	150	11/2026	0.01
BRENT CRUDE FUTR OCT26 COV6 CALL 150 08/25/2026	2,187	241	150	8/2026	-
BRENT CRUDE FUTR OCT26 COV6 CALL 160 08/25/2026	2,198	154	160	8/2026	-
BRENT CRUDE FUTR OCT26 COV6 CALL 162 08/25/2026	1,098	77	162	8/2026	-
BRENT CRUDE FUTR OCT26 COV6 CALL 164 08/25/2026	1,100	66	164	8/2026	-
BRENT CRUDE FUTR OCT26 COV6 CALL 165 08/25/2026	1,098	66	165	8/2026	-
BRENT CRUDE FUTR OCT26 COV6 CALL 166 08/25/2026	1,110	67	166	8/2026	-
BRENT CRUDE FUTR OCT26 COV6 CALL 167 08/25/2026	1,100	55	167	8/2026	-
BRENT CRUDE FUTR OCT26 COV6 CALL 168 08/25/2026	1,101	55	168	8/2026	-
BRENT CRUDE FUTR OCT26 COV6 CALL 169 08/25/2026	2,218	111	169	8/2026	-
BRENT CRUDE FUTR OCT26 COV6 CALL 172 08/25/2026	1,101	44	172	8/2026	-
BRENT CRUDE FUTR OCT26 COV6 CALL 175 08/25/2026	1,103	44	175	8/2026	-
BRENT CRUDE FUTR OCT26 COV6 CALL 176 08/25/2026	1,103	44	176	8/2026	-
BRENT CRUDE FUTR OCT26 COV6 CALL 177 08/25/2026	2,212	88	177	8/2026	-
BRENT CRUDE FUTR OCT26 COV6 CALL 180 08/25/2026	1,105	33	180	8/2026	-
BRENT CRUDE FUTR OCT26 COV6 CALL 181 08/25/2026	1,105	33	181	8/2026	-
BRENT CRUDE FUTR OCT26 COV6 CALL 187 08/25/2026	1,117	34	187	8/2026	-
BRENT CRUDE FUTR NOV26 COX6 CALL 103.50 09/25/2026	1,086	3,584	103.5	9/2026	0.03
BRENT CRUDE FUTR NOV26 COX6 CALL 108 09/25/2026	2,173	5,932	108	9/2026	0.05
BRENT CRUDE FUTR NOV26 COX6 CALL 111 09/25/2026	1,087	2,619	111	9/2026	0.02
BRENT CRUDE FUTR NOV26 COX6 CALL 112 09/25/2026	1,087	2,511	112	9/2026	0.02
BRENT CRUDE FUTR NOV26 COX6 CALL 114.50 09/25/2026	1,087	2,272	114.5	9/2026	0.02
BRENT CRUDE FUTR NOV26 COX6 CALL 116 09/25/2026	1,087	2,141	116	9/2026	0.02
BRENT CRUDE FUTR NOV26 COX6 CALL 117 09/25/2026	1,087	2,054	117	9/2026	0.02
BRENT CRUDE FUTR NOV26 COX6 CALL 119 09/25/2026	1,087	1,902	119	9/2026	0.02
BRENT CRUDE FUTR NOV26 COX6 CALL 134 09/25/2026	1,088	1,099	134	9/2026	0.01
BRENT CRUDE FUTR NOV26 COX6 CALL 139 09/25/2026	1,090	938	139	9/2026	0.01
BRENT CRUDE FUTR NOV26 COX6 CALL 143 09/25/2026	1,091	829	143	9/2026	0.01
BRENT CRUDE FUTR NOV26 COX6 CALL 144 09/25/2026	1,091	797	144	9/2026	0.01
BRENT CRUDE FUTR NOV26 COX6 CALL 145 09/25/2026	1,090	774	145	9/2026	0.01
BRENT CRUDE FUTR NOV26 COX6 CALL 146 09/25/2026	2,179	1,504	146	9/2026	0.01
BRENT CRUDE FUTR NOV26 COX6 CALL 147 09/25/2026	2,183	1,462	147	9/2026	0.01
BRENT CRUDE FUTR NOV26 COX6 CALL 148 09/25/2026	1,090	709	148	9/2026	0.01
BRENT CRUDE FUTR NOV26 COX6 CALL 149 09/25/2026	1,092	688	149	9/2026	0.01
BRENT CRUDE FUTR NOV26 COX6 CALL 151 09/25/2026	1,091	654	151	9/2026	0.01
BRENT CRUDE FUTR NOV26 COX6 CALL 153 09/25/2026	1,092	612	153	9/2026	0.01
BRENT CRUDE FUTR DEC26 COZ6 CALL 101.50 10/27/2026	1,085	4,211	101.5	10/2026	0.03
BRENT CRUDE FUTR DEC26 COZ6 CALL 102.50 10/27/2026	1,086	4,060	102.5	10/2026	0.03
BRENT CRUDE FUTR DEC26 COZ6 CALL 103 10/27/2026	1,086	3,984	103	10/2026	0.03
BRENT CRUDE FUTR DEC26 COZ6 CALL 104 10/27/2026	1,086	3,832	104	10/2026	0.03
BRENT CRUDE FUTR DEC26 COZ6 CALL 106 10/27/2026	1,086	3,562	106	10/2026	0.03
BRENT CRUDE FUTR DEC26 COZ6 CALL 107.50 10/27/2026	1,086	3,377	107.5	10/2026	0.03
BRENT CRUDE FUTR DEC26 COZ6 CALL 107 10/27/2026	1,086	3,443	107	10/2026	0.03
BRENT CRUDE FUTR DEC26 COZ6 CALL 108 10/27/2026	1,086	3,324	108	10/2026	0.03
BRENT CRUDE FUTR DEC26 COZ6 CALL 110 10/27/2026	1,086	3,084	110	10/2026	0.03
BRENT CRUDE FUTR DEC26 COZ6 CALL 114 10/27/2026	1,086	2,683	114	10/2026	0.02
BRENT CRUDE FUTR DEC26 COZ6 CALL 116 10/27/2026	1,087	2,511	116	10/2026	0.02
BRENT CRUDE FUTR DEC26 COZ6 CALL 129 10/27/2026	1,088	1,664	129	10/2026	0.01
BRENT CRUDE FUTR DEC26 COZ6 CALL 133 10/27/2026	1,089	1,481	133	10/2026	0.01
BRENT CRUDE FUTR DEC26 COZ6 CALL 135 10/27/2026	2,180	2,790	135	10/2026	0.02
BRENT CRUDE FUTR DEC26 COZ6 CALL 137 10/27/2026	1,090	1,330	137	10/2026	0.01
BRENT CRUDE FUTR DEC26 COZ6 CALL 139 10/27/2026	1,090	1,253	139	10/2026	0.01
BRENT CRUDE FUTR DEC26 COZ6 CALL 140 10/27/2026	1,091	1,222	140	10/2026	0.01
BRENT CRUDE FUTR DEC26 COZ6 CALL 143 10/27/2026	1,092	1,135	143	10/2026	0.01
BRENT CRUDE FUTR DEC26 COZ6 CALL 146 10/27/2026	1,092	1,048	146	10/2026	0.01
BRENT CRUDE FUTR DEC26 COZ6 CALL 149 10/27/2026	1,093	973	149	10/2026	0.01
BRENT CRUDE FUTR DEC26 COZ6 CALL 150 10/27/2026	1,094	952	150	10/2026	0.01
BRENT CRUDE FUTR DEC26 COZ6 CALL 154 10/27/2026	1,096	877	154	10/2026	0.01

Total Return Swaps

Underlying Reference	Fund Pays	Fund Receives	Payment Frequency	Counterparty	Maturity Date	Notional Value ($)	Value ($)	Unrealized Appreciation (Depreciation) ($)

VMACLCO2 Index	0.05%	Return of Index	At Maturity	Macquarie Bank Ltd.	10/2026	12,167,989	(39,454)	(39,454)

The following table(s) represent disclosures associated with the underlying components of the total return index swap at period end. Strategy: Individual commodity long volatility strategy related to Brent Put Options.

Options Description	Number of Contracts	Notional Value ($)	Exercise Price	Expiration Date	Weight (%)

BRENT CRUDE FUTR JAN27 COF7 PUT 39 11/25/2026	8,689	869	39	11/2026	0.01
BRENT CRUDE FUTR JAN27 COF7 PUT 40 11/25/2026	8,691	956	40	11/2026	0.01
BRENT CRUDE FUTR OCT26 COV6 PUT 35 08/25/2026	17,501	175	35	8/2026	-
BRENT CRUDE FUTR OCT26 COV6 PUT 40 08/25/2026	8,748	87	40	8/2026	-
BRENT CRUDE FUTR OCT26 COV6 PUT 41 08/25/2026	34,980	350	41	8/2026	-
BRENT CRUDE FUTR OCT26 COV6 PUT 42 08/25/2026	17,486	175	42	8/2026	-
BRENT CRUDE FUTR OCT26 COV6 PUT 43 08/25/2026	26,213	262	43	8/2026	-
BRENT CRUDE FUTR OCT26 COV6 PUT 44 08/25/2026	8,727	87	44	8/2026	-
BRENT CRUDE FUTR OCT26 COV6 PUT 45 08/25/2026	26,181	262	45	8/2026	-
BRENT CRUDE FUTR OCT26 COV6 PUT 46 08/25/2026	34,906	349	46	8/2026	-
BRENT CRUDE FUTR NOV26 COX6 PUT 35 09/25/2026	34,892	698	35	9/2026	0.01
BRENT CRUDE FUTR NOV26 COX6 PUT 40 09/25/2026	26,167	785	40	9/2026	0.01
BRENT CRUDE FUTR NOV26 COX6 PUT 41 09/25/2026	8,720	349	41	9/2026	-
BRENT CRUDE FUTR NOV26 COX6 PUT 42 09/25/2026	17,434	697	42	9/2026	0.01
BRENT CRUDE FUTR NOV26 COX6 PUT 44 09/25/2026	17,428	871	44	9/2026	0.01
BRENT CRUDE FUTR NOV26 COX6 PUT 45 09/25/2026	34,862	1,743	45	9/2026	0.01
BRENT CRUDE FUTR NOV26 COX6 PUT 46 09/25/2026	34,865	1,743	46	9/2026	0.01
BRENT CRUDE FUTR NOV26 COX6 PUT 47.50 09/25/2026	8,713	523	47.5	9/2026	-
BRENT CRUDE FUTR NOV26 COX6 PUT 47 09/25/2026	8,719	523	47	9/2026	-
BRENT CRUDE FUTR DEC26 COZ6 PUT 35 10/27/2026	69,698	2,788	35	10/2026	0.02
BRENT CRUDE FUTR DEC26 COZ6 PUT 42 10/27/2026	8,697	696	42	10/2026	0.01
BRENT CRUDE FUTR DEC26 COZ6 PUT 43 10/27/2026	26,079	2,347	43	10/2026	0.02
BRENT CRUDE FUTR DEC26 COZ6 PUT 45 10/27/2026	26,071	2,607	45	10/2026	0.02
BRENT CRUDE FUTR DEC26 COZ6 PUT 46 10/27/2026	43,445	4,779	46	10/2026	0.04
BRENT CRUDE FUTR DEC26 COZ6 PUT 47.50 10/27/2026	8,687	1,129	47.5	10/2026	0.01
BRENT CRUDE FUTR DEC26 COZ6 PUT 47 10/27/2026	17,374	2,085	47	10/2026	0.02

Total Return Swaps

Underlying Reference	Fund Pays	Fund Receives	Payment Frequency	Counterparty	Maturity Date	Notional Value ($)	Value ($)	Unrealized Appreciation (Depreciation) ($)

VMACMCOB Index	0.00%	Return of Index	At Maturity	Macquarie Bank Ltd.	10/2026	2,250,023	(193,909)	(193,909)

The following table(s) represent disclosures associated with the underlying components of the total return index swap at period end. Strategy: Brent crude oil volatility carry strategy. Selling replicated variance swaps between 25 and 75 delta.

Futures Contracts Description	Number of Contracts	Expiration Date	Notional Value ($)	Weight (%)

BRENT CRUDE FUTR OCT26 COV6	25,724	10/2026	2,261,872	100.69
BRENT CRUDE FUTR NOV26 COX6	243	11/2026	20,560	0.92
Options Description	Number of Contracts	Notional Value ($)	Exercise Price	Expiration Date	Weight (%)

BRENT CRUDE FUTR OCT26 COV6 CALL 100 08/25/2026	(2,070)	(5,754)	100	8/2026	(0.26)
BRENT CRUDE FUTR OCT26 COV6 CALL 102 08/25/2026	(1,997)	(4,833)	102	8/2026	(0.22)
BRENT CRUDE FUTR OCT26 COV6 CALL 104 08/25/2026	(779)	(1,636)	104	8/2026	(0.07)
BRENT CRUDE FUTR OCT26 COV6 CALL 106 08/25/2026	(531)	(967)	106	8/2026	(0.04)
BRENT CRUDE FUTR OCT26 COV6 CALL 72.25 08/25/2026	425	6,889	72.25	8/2026	0.31
BRENT CRUDE FUTR OCT26 COV6 CALL 72.50 08/25/2026	797	12,721	72.5	8/2026	0.57
BRENT CRUDE FUTR OCT26 COV6 CALL 72 08/25/2026	(45)	(741)	72	8/2026	(0.03)
BRENT CRUDE FUTR OCT26 COV6 CALL 73.75 08/25/2026	1,341	19,924	73.75	8/2026	0.89
BRENT CRUDE FUTR OCT26 COV6 CALL 73 08/25/2026	311	4,822	73	8/2026	0.21
BRENT CRUDE FUTR OCT26 COV6 CALL 74 08/25/2026	(6,402)	(93,725)	74	8/2026	(4.17)
BRENT CRUDE FUTR OCT26 COV6 CALL 75.25 08/25/2026	301	4,094	75.25	8/2026	0.18
BRENT CRUDE FUTR OCT26 COV6 CALL 76.25 08/25/2026	269	3,431	76.25	8/2026	0.15
BRENT CRUDE FUTR OCT26 COV6 CALL 76 08/25/2026	(4,921)	(63,825)	76	8/2026	(2.84)
BRENT CRUDE FUTR OCT26 COV6 CALL 77.50 08/25/2026	(273)	(3,226)	77.5	8/2026	(0.14)
BRENT CRUDE FUTR OCT26 COV6 CALL 78 08/25/2026	(8,811)	(100,709)	78	8/2026	(4.48)
BRENT CRUDE FUTR OCT26 COV6 CALL 80 08/25/2026	(7,144)	(71,723)	80	8/2026	(3.19)
BRENT CRUDE FUTR OCT26 COV6 CALL 82.75 08/25/2026	(910)	(7,634)	82.75	8/2026	(0.34)
BRENT CRUDE FUTR OCT26 COV6 CALL 82 08/25/2026	(4,836)	(42,606)	82	8/2026	(1.9)
BRENT CRUDE FUTR OCT26 COV6 CALL 83.25 08/25/2026	963	7,818	83.25	8/2026	0.35
BRENT CRUDE FUTR OCT26 COV6 CALL 83.50 08/25/2026	2,167	17,314	83.5	8/2026	0.77
BRENT CRUDE FUTR OCT26 COV6 CALL 83 08/25/2026	2,190	18,070	83	8/2026	0.8
BRENT CRUDE FUTR OCT26 COV6 CALL 84 08/25/2026	(7,521)	(58,211)	84	8/2026	(2.59)
BRENT CRUDE FUTR OCT26 COV6 CALL 86.25 08/25/2026	(82)	(551)	86.25	8/2026	(0.02)
BRENT CRUDE FUTR OCT26 COV6 CALL 86 08/25/2026	(5,210)	(35,481)	86	8/2026	(1.58)
BRENT CRUDE FUTR OCT26 COV6 CALL 87.25 08/25/2026	2,355	14,815	87.25	8/2026	0.66
BRENT CRUDE FUTR OCT26 COV6 CALL 88.50 08/25/2026	472	2,749	88.5	8/2026	0.12
BRENT CRUDE FUTR OCT26 COV6 CALL 88 08/25/2026	(4,467)	(26,799)	88	8/2026	(1.19)
BRENT CRUDE FUTR OCT26 COV6 CALL 90.25 08/25/2026	221	1,155	90.25	8/2026	0.05
BRENT CRUDE FUTR OCT26 COV6 CALL 90 08/25/2026	(3,934)	(20,848)	90	8/2026	(0.93)
BRENT CRUDE FUTR OCT26 COV6 CALL 92 08/25/2026	(2,835)	(13,267)	92	8/2026	(0.59)
BRENT CRUDE FUTR OCT26 COV6 CALL 94.25 08/25/2026	(252)	(1,025)	94.25	8/2026	(0.05)
BRENT CRUDE FUTR OCT26 COV6 CALL 94 08/25/2026	(3,976)	(16,419)	94	8/2026	(0.73)
BRENT CRUDE FUTR OCT26 COV6 CALL 96 08/25/2026	(2,837)	(10,299)	96	8/2026	(0.46)
BRENT CRUDE FUTR OCT26 COV6 CALL 98 08/25/2026	(3,563)	(11,330)	98	8/2026	(0.5)
BRENT CRUDE FUTR OCT26 COV6 PUT 66 08/25/2026	(982)	(167)	66	8/2026	(0.01)
BRENT CRUDE FUTR OCT26 COV6 PUT 68 08/25/2026	(5,828)	(1,399)	68	8/2026	(0.06)
BRENT CRUDE FUTR OCT26 COV6 PUT 70 08/25/2026	(9,025)	(3,159)	70	8/2026	(0.14)
BRENT CRUDE FUTR OCT26 COV6 PUT 72.25 08/25/2026	(425)	(221)	72.25	8/2026	(0.01)
BRENT CRUDE FUTR OCT26 COV6 PUT 72.50 08/25/2026	(797)	(430)	72.5	8/2026	(0.02)
BRENT CRUDE FUTR OCT26 COV6 PUT 72 08/25/2026	(9,569)	(4,785)	72	8/2026	(0.21)
BRENT CRUDE FUTR OCT26 COV6 PUT 73.75 08/25/2026	(1,341)	(912)	73.75	8/2026	(0.04)
BRENT CRUDE FUTR OCT26 COV6 PUT 73 08/25/2026	(311)	(183)	73	8/2026	(0.01)
BRENT CRUDE FUTR OCT26 COV6 PUT 74 08/25/2026	(4,466)	(3,171)	74	8/2026	(0.14)
BRENT CRUDE FUTR OCT26 COV6 PUT 75.25 08/25/2026	(301)	(271)	75.25	8/2026	(0.01)
BRENT CRUDE FUTR OCT26 COV6 PUT 76.25 08/25/2026	(269)	(293)	76.25	8/2026	(0.01)
BRENT CRUDE FUTR OCT26 COV6 PUT 76 08/25/2026	(3,615)	(3,760)	76	8/2026	(0.17)
BRENT CRUDE FUTR OCT26 COV6 PUT 77.50 08/25/2026	273	374	77.5	8/2026	0.02
BRENT CRUDE FUTR OCT26 COV6 PUT 78 08/25/2026	(1,062)	(1,593)	78	8/2026	(0.07)
BRENT CRUDE FUTR OCT26 COV6 PUT 80 08/25/2026	(471)	(995)	80	8/2026	(0.04)
BRENT CRUDE FUTR OCT26 COV6 PUT 82.75 08/25/2026	910	2,921	82.75	8/2026	0.13
BRENT CRUDE FUTR OCT26 COV6 PUT 82 08/25/2026	(2,290)	(6,594)	82	8/2026	(0.29)
BRENT CRUDE FUTR OCT26 COV6 PUT 83.25 08/25/2026	(963)	(3,312)	83.25	8/2026	(0.15)
BRENT CRUDE FUTR OCT26 COV6 PUT 83.50 08/25/2026	(2,167)	(7,714)	83.5	8/2026	(0.34)
BRENT CRUDE FUTR OCT26 COV6 PUT 83 08/25/2026	(2,190)	(7,272)	83	8/2026	(0.32)
BRENT CRUDE FUTR OCT26 COV6 PUT 84 08/25/2026	(1,995)	(7,600)	84	8/2026	(0.34)
BRENT CRUDE FUTR OCT26 COV6 PUT 86.25 08/25/2026	82	412	86.25	8/2026	0.02
BRENT CRUDE FUTR OCT26 COV6 PUT 86 08/25/2026	(892)	(4,352)	86	8/2026	(0.19)
BRENT CRUDE FUTR OCT26 COV6 PUT 87.25 08/25/2026	(2,355)	(13,213)	87.25	8/2026	(0.59)
BRENT CRUDE FUTR OCT26 COV6 PUT 88.50 08/25/2026	(472)	(3,018)	88.5	8/2026	(0.13)
BRENT CRUDE FUTR OCT26 COV6 PUT 88 08/25/2026	(2,069)	(12,557)	88	8/2026	(0.56)
BRENT CRUDE FUTR OCT26 COV6 PUT 90.25 08/25/2026	(221)	(1,668)	90.25	8/2026	(0.07)
BRENT CRUDE FUTR OCT26 COV6 PUT 90 08/25/2026	(2,339)	(17,236)	90	8/2026	(0.77)
BRENT CRUDE FUTR OCT26 COV6 PUT 92 08/25/2026	(2,421)	(21,180)	92	8/2026	(0.94)
BRENT CRUDE FUTR OCT26 COV6 PUT 94.25 08/25/2026	252	2,620	94.25	8/2026	0.12
BRENT CRUDE FUTR OCT26 COV6 PUT 94 08/25/2026	(631)	(6,439)	94	8/2026	(0.29)
BRENT CRUDE FUTR NOV26 COX6 CALL 100 09/25/2026	(1,974)	(7,581)	100	9/2026	(0.34)
BRENT CRUDE FUTR NOV26 COX6 CALL 102.50 09/25/2026	(536)	(1,851)	102.5	9/2026	(0.08)
BRENT CRUDE FUTR NOV26 COX6 CALL 105 09/25/2026	(1,803)	(5,589)	105	9/2026	(0.25)
BRENT CRUDE FUTR NOV26 COX6 CALL 110 09/25/2026	(423)	(1,061)	110	9/2026	(0.05)
BRENT CRUDE FUTR NOV26 COX6 CALL 115 09/25/2026	(537)	(1,100)	115	9/2026	(0.05)
BRENT CRUDE FUTR NOV26 COX6 CALL 80.25 09/25/2026	391	3,737	80.25	9/2026	0.17
BRENT CRUDE FUTR NOV26 COX6 CALL 82.50 09/25/2026	(284)	(2,433)	82.5	9/2026	(0.11)
BRENT CRUDE FUTR NOV26 COX6 CALL 83.75 09/25/2026	1,095	8,836	83.75	9/2026	0.39
BRENT CRUDE FUTR NOV26 COX6 CALL 84.50 09/25/2026	544	4,235	84.5	9/2026	0.19
BRENT CRUDE FUTR NOV26 COX6 CALL 84 09/25/2026	536	4,275	84	9/2026	0.19
BRENT CRUDE FUTR NOV26 COX6 CALL 85.50 09/25/2026	(40)	(297)	85.5	9/2026	(0.01)
BRENT CRUDE FUTR NOV26 COX6 CALL 85 09/25/2026	(2,305)	(17,517)	85	9/2026	(0.78)
BRENT CRUDE FUTR NOV26 COX6 CALL 87.50 09/25/2026	(1,288)	(8,697)	87.5	9/2026	(0.39)
BRENT CRUDE FUTR NOV26 COX6 CALL 88 09/25/2026	490	3,232	88	9/2026	0.14
BRENT CRUDE FUTR NOV26 COX6 CALL 90 09/25/2026	(2,689)	(16,187)	90	9/2026	(0.72)
BRENT CRUDE FUTR NOV26 COX6 CALL 92.50 09/25/2026	(1,168)	(6,274)	92.5	9/2026	(0.28)
BRENT CRUDE FUTR NOV26 COX6 CALL 95 09/25/2026	(2,718)	(13,048)	95	9/2026	(0.58)
BRENT CRUDE FUTR NOV26 COX6 CALL 97.50 09/25/2026	(1,066)	(4,574)	97.5	9/2026	(0.2)
BRENT CRUDE FUTR NOV26 COX6 PUT 72.50 09/25/2026	(728)	(1,521)	72.5	9/2026	(0.07)
BRENT CRUDE FUTR NOV26 COX6 PUT 75 09/25/2026	(1,747)	(5,067)	75	9/2026	(0.23)
BRENT CRUDE FUTR NOV26 COX6 PUT 77.50 09/25/2026	(1,602)	(6,265)	77.5	9/2026	(0.28)
BRENT CRUDE FUTR NOV26 COX6 PUT 80.25 09/25/2026	(391)	(2,046)	80.25	9/2026	(0.09)
BRENT CRUDE FUTR NOV26 COX6 PUT 80 09/25/2026	(3,487)	(17,817)	80	9/2026	(0.79)
BRENT CRUDE FUTR NOV26 COX6 PUT 82.50 09/25/2026	(1,147)	(7,446)	82.5	9/2026	(0.33)
BRENT CRUDE FUTR NOV26 COX6 PUT 83.75 09/25/2026	(1,095)	(7,927)	83.75	9/2026	(0.35)
BRENT CRUDE FUTR NOV26 COX6 PUT 84.50 09/25/2026	(544)	(4,191)	84.5	9/2026	(0.19)
BRENT CRUDE FUTR NOV26 COX6 PUT 84 09/25/2026	(536)	(3,964)	84	9/2026	(0.18)
BRENT CRUDE FUTR NOV26 COX6 PUT 85.50 09/25/2026	40	334	85.5	9/2026	0.01
BRENT CRUDE FUTR NOV26 COX6 PUT 85 09/25/2026	(1,085)	(8,702)	85	9/2026	(0.39)
BRENT CRUDE FUTR NOV26 COX6 PUT 88 09/25/2026	(490)	(4,907)	88	9/2026	(0.22)

Total Return Swaps

Underlying Reference	Fund Pays	Fund Receives	Payment Frequency	Counterparty	Maturity Date	Notional Value ($)	Value ($)	Unrealized Appreciation (Depreciation) ($)

VMACMLPB Index	0.00%	Return of Index	At Maturity	Macquarie Bank Ltd.	10/2026	8,457,700	215,008	215,008

The following table(s) represent disclosures associated with the underlying components of the total return index swap at period end. Strategy: Copper volatility carry strategy. Selling replicated variance swaps between 25 and 75 delta.

Futures Contracts Description	Number of Contracts	Expiration Date	Notional Value ($)	Weight (%)

LME COPPER FUTURE AUG26 LPQ26	393	8/2026	5,441,206	64
LME COPPER FUTURE SEP26 LPU26	225	9/2026	3,116,420	37
Options Description	Number of Contracts	Notional Value ($)	Exercise Price	Expiration Date	Weight (%)

LME COPPER FUTURE AUG26 LPQ26 CALL 13100 08/05/2026	15	11,023	13,100	8/2026	0.13
LME COPPER FUTURE AUG26 LPQ26 CALL 13200 08/05/2026	(23)	(15,066)	13,200	8/2026	(0.18)
LME COPPER FUTURE AUG26 LPQ26 CALL 13250 08/05/2026	(10)	(5,837)	13,250	8/2026	(0.07)
LME COPPER FUTURE AUG26 LPQ26 CALL 13300 08/05/2026	(24)	(13,456)	13,300	8/2026	(0.16)
LME COPPER FUTURE AUG26 LPQ26 CALL 13350 08/05/2026	(15)	(7,893)	13,350	8/2026	(0.09)
LME COPPER FUTURE AUG26 LPQ26 CALL 13400 08/05/2026	(88)	(41,059)	13,400	8/2026	(0.49)
LME COPPER FUTURE AUG26 LPQ26 CALL 13500 08/05/2026	23	8,442	13,500	8/2026	0.1
LME COPPER FUTURE AUG26 LPQ26 CALL 13600 08/05/2026	(81)	(22,949)	13,600	8/2026	(0.27)
LME COPPER FUTURE AUG26 LPQ26 CALL 13650 08/05/2026	(1)	(262)	13,650	8/2026	-
LME COPPER FUTURE AUG26 LPQ26 CALL 13700 08/05/2026	(2)	(380)	13,700	8/2026	-
LME COPPER FUTURE AUG26 LPQ26 CALL 13750 08/05/2026	9	1,486	13,750	8/2026	0.02
LME COPPER FUTURE AUG26 LPQ26 CALL 13800 08/05/2026	(263)	(36,459)	13,800	8/2026	(0.43)
LME COPPER FUTURE AUG26 LPQ26 CALL 13850 08/05/2026	4	494	13,850	8/2026	0.01
LME COPPER FUTURE AUG26 LPQ26 CALL 13950 08/05/2026	6	394	13,950	8/2026	-
LME COPPER FUTURE AUG26 LPQ26 CALL 14000 08/05/2026	(298)	(17,110)	14,000	8/2026	(0.2)
LME COPPER FUTURE AUG26 LPQ26 CALL 14200 08/05/2026	(168)	(4,104)	14,200	8/2026	(0.05)
LME COPPER FUTURE AUG26 LPQ26 CALL 14250 08/05/2026	(20)	(393)	14,250	8/2026	-
LME COPPER FUTURE AUG26 LPQ26 CALL 14400 08/05/2026	(126)	(1,368)	14,400	8/2026	(0.02)
LME COPPER FUTURE AUG26 LPQ26 CALL 14500 08/05/2026	(19)	(142)	14,500	8/2026	-
LME COPPER FUTURE AUG26 LPQ26 CALL 14600 08/05/2026	(86)	(431)	14,600	8/2026	(0.01)
LME COPPER FUTURE AUG26 LPQ26 CALL 14750 08/05/2026	(18)	(52)	14,750	8/2026	-
LME COPPER FUTURE AUG26 LPQ26 CALL 14800 08/05/2026	(5)	(13)	14,800	8/2026	-
LME COPPER FUTURE AUG26 LPQ26 CALL 15000 08/05/2026	(30)	(32)	15,000	8/2026	-
LME COPPER FUTURE AUG26 LPQ26 CALL 15250 08/05/2026	(12)	(5)	15,250	8/2026	-
LME COPPER FUTURE AUG26 LPQ26 PUT 12600 08/05/2026	(14)	(1)	12,600	8/2026	-
LME COPPER FUTURE AUG26 LPQ26 PUT 12700 08/05/2026	(7)	(1)	12,700	8/2026	-
LME COPPER FUTURE AUG26 LPQ26 PUT 12750 08/05/2026	(36)	(5)	12,750	8/2026	-
LME COPPER FUTURE AUG26 LPQ26 PUT 12800 08/05/2026	(156)	(30)	12,800	8/2026	-
LME COPPER FUTURE AUG26 LPQ26 PUT 12850 08/05/2026	(127)	(33)	12,850	8/2026	-
LME COPPER FUTURE AUG26 LPQ26 PUT 12900 08/05/2026	(32)	(11)	12,900	8/2026	-
LME COPPER FUTURE AUG26 LPQ26 PUT 12950 08/05/2026	(105)	(52)	12,950	8/2026	-
LME COPPER FUTURE AUG26 LPQ26 PUT 13000 08/05/2026	(222)	(153)	13,000	8/2026	-
LME COPPER FUTURE AUG26 LPQ26 PUT 13050 08/05/2026	(7)	(7)	13,050	8/2026	-
LME COPPER FUTURE AUG26 LPQ26 PUT 13100 08/05/2026	(31)	(40)	13,100	8/2026	-
LME COPPER FUTURE AUG26 LPQ26 PUT 13150 08/05/2026	(59)	(103)	13,150	8/2026	-
LME COPPER FUTURE AUG26 LPQ26 PUT 13200 08/05/2026	(194)	(464)	13,200	8/2026	(0.01)
LME COPPER FUTURE AUG26 LPQ26 PUT 13250 08/05/2026	(13)	(44)	13,250	8/2026	-
LME COPPER FUTURE AUG26 LPQ26 PUT 13300 08/05/2026	11	50	13,300	8/2026	-
LME COPPER FUTURE AUG26 LPQ26 PUT 13350 08/05/2026	15	91	13,350	8/2026	-
LME COPPER FUTURE AUG26 LPQ26 PUT 13400 08/05/2026	(121)	(964)	13,400	8/2026	(0.01)
LME COPPER FUTURE AUG26 LPQ26 PUT 13500 08/05/2026	(45)	(637)	13,500	8/2026	(0.01)
LME COPPER FUTURE AUG26 LPQ26 PUT 13600 08/05/2026	(108)	(2,727)	13,600	8/2026	(0.03)
LME COPPER FUTURE AUG26 LPQ26 PUT 13650 08/05/2026	1	37	13,650	8/2026	-
LME COPPER FUTURE AUG26 LPQ26 PUT 13700 08/05/2026	2	85	13,700	8/2026	-
LME COPPER FUTURE AUG26 LPQ26 PUT 13750 08/05/2026	(30)	(1,841)	13,750	8/2026	(0.02)
LME COPPER FUTURE AUG26 LPQ26 PUT 13800 08/05/2026	(7)	(592)	13,800	8/2026	(0.01)
LME COPPER FUTURE AUG26 LPQ26 PUT 13850 08/05/2026	(4)	(456)	13,850	8/2026	(0.01)
LME COPPER FUTURE AUG26 LPQ26 PUT 13950 08/05/2026	(6)	(903)	13,950	8/2026	(0.01)
LME COPPER FUTURE SEP26 LPU26 CALL 13150 09/02/2026	16	12,028	13,150	9/2026	0.14
LME COPPER FUTURE SEP26 LPU26 CALL 13200 09/02/2026	(20)	(14,570)	13,200	9/2026	(0.17)
LME COPPER FUTURE SEP26 LPU26 CALL 13350 09/02/2026	9	5,405	13,350	9/2026	0.06
LME COPPER FUTURE SEP26 LPU26 CALL 13400 09/02/2026	(31)	(17,295)	13,400	9/2026	(0.2)
LME COPPER FUTURE SEP26 LPU26 CALL 13500 09/02/2026	(7)	(3,436)	13,500	9/2026	(0.04)
LME COPPER FUTURE SEP26 LPU26 CALL 13550 09/02/2026	13	5,880	13,550	9/2026	0.07
LME COPPER FUTURE SEP26 LPU26 CALL 13600 09/02/2026	(152)	(65,782)	13,600	9/2026	(0.78)
LME COPPER FUTURE SEP26 LPU26 CALL 13650 09/02/2026	(2)	(779)	13,650	9/2026	(0.01)
LME COPPER FUTURE SEP26 LPU26 CALL 13700 09/02/2026	(56)	(20,926)	13,700	9/2026	(0.25)
LME COPPER FUTURE SEP26 LPU26 CALL 13750 09/02/2026	2	741	13,750	9/2026	0.01
LME COPPER FUTURE SEP26 LPU26 CALL 13800 09/02/2026	(180)	(57,775)	13,800	9/2026	(0.68)
LME COPPER FUTURE SEP26 LPU26 CALL 13850 09/02/2026	45	13,444	13,850	9/2026	0.16
LME COPPER FUTURE SEP26 LPU26 CALL 13900 09/02/2026	(55)	(15,010)	13,900	9/2026	(0.18)
LME COPPER FUTURE SEP26 LPU26 CALL 14000 09/02/2026	(225)	(52,659)	14,000	9/2026	(0.62)
LME COPPER FUTURE SEP26 LPU26 CALL 14050 09/02/2026	(18)	(3,836)	14,050	9/2026	(0.05)
LME COPPER FUTURE SEP26 LPU26 CALL 14100 09/02/2026	(140)	(28,119)	14,100	9/2026	(0.33)
LME COPPER FUTURE SEP26 LPU26 CALL 14150 09/02/2026	(2)	(348)	14,150	9/2026	-
LME COPPER FUTURE SEP26 LPU26 CALL 14200 09/02/2026	(250)	(43,063)	14,200	9/2026	(0.51)
LME COPPER FUTURE SEP26 LPU26 CALL 14250 09/02/2026	(15)	(2,480)	14,250	9/2026	(0.03)
LME COPPER FUTURE SEP26 LPU26 CALL 14300 09/02/2026	(76)	(11,269)	14,300	9/2026	(0.13)
LME COPPER FUTURE SEP26 LPU26 CALL 14350 09/02/2026	(18)	(2,488)	14,350	9/2026	(0.03)
LME COPPER FUTURE SEP26 LPU26 CALL 14400 09/02/2026	(45)	(5,729)	14,400	9/2026	(0.07)
LME COPPER FUTURE SEP26 LPU26 CALL 14450 09/02/2026	(21)	(2,447)	14,450	9/2026	(0.03)
LME COPPER FUTURE SEP26 LPU26 CALL 14600 09/02/2026	(31)	(2,868)	14,600	9/2026	(0.03)
LME COPPER FUTURE SEP26 LPU26 PUT 12600 09/02/2026	(22)	(481)	12,600	9/2026	(0.01)
LME COPPER FUTURE SEP26 LPU26 PUT 12800 09/02/2026	(91)	(3,185)	12,800	9/2026	(0.04)
LME COPPER FUTURE SEP26 LPU26 PUT 13000 09/02/2026	(155)	(8,541)	13,000	9/2026	(0.1)
LME COPPER FUTURE SEP26 LPU26 PUT 13100 09/02/2026	(57)	(3,899)	13,100	9/2026	(0.05)
LME COPPER FUTURE SEP26 LPU26 PUT 13150 09/02/2026	(16)	(1,224)	13,150	9/2026	(0.01)
LME COPPER FUTURE SEP26 LPU26 PUT 13200 09/02/2026	(303)	(26,057)	13,200	9/2026	(0.31)
LME COPPER FUTURE SEP26 LPU26 PUT 13300 09/02/2026	(56)	(6,079)	13,300	9/2026	(0.07)
LME COPPER FUTURE SEP26 LPU26 PUT 13350 09/02/2026	(9)	(1,086)	13,350	9/2026	(0.01)
LME COPPER FUTURE SEP26 LPU26 PUT 13400 09/02/2026	(288)	(38,741)	13,400	9/2026	(0.46)
LME COPPER FUTURE SEP26 LPU26 PUT 13500 09/02/2026	(48)	(7,979)	13,500	9/2026	(0.09)
LME COPPER FUTURE SEP26 LPU26 PUT 13550 09/02/2026	(13)	(2,327)	13,550	9/2026	(0.03)
LME COPPER FUTURE SEP26 LPU26 PUT 13600 09/02/2026	(81)	(16,406)	13,600	9/2026	(0.19)
LME COPPER FUTURE SEP26 LPU26 PUT 13650 09/02/2026	2	430	13,650	9/2026	0.01
LME COPPER FUTURE SEP26 LPU26 PUT 13700 09/02/2026	(29)	(7,001)	13,700	9/2026	(0.08)
LME COPPER FUTURE SEP26 LPU26 PUT 13750 09/02/2026	(11)	(3,042)	13,750	9/2026	(0.04)
LME COPPER FUTURE SEP26 LPU26 PUT 13800 09/02/2026	(32)	(9,430)	13,800	9/2026	(0.11)
LME COPPER FUTURE SEP26 LPU26 PUT 13850 09/02/2026	(62)	(19,464)	13,850	9/2026	(0.23)
LME COPPER FUTURE SEP26 LPU26 PUT 13900 09/02/2026	2	829	13,900	9/2026	0.01

Total Return Swaps

Underlying Reference	Fund Pays	Fund Receives	Payment Frequency	Counterparty	Maturity Date	Notional Value ($)	Value ($)	Unrealized Appreciation (Depreciation) ($)

UBCMFMR1 Index	0.40%	Return of Index	At Maturity	UBS AG	10/2026	30,089,481	(97,499)	(97,499)

The following table(s) represent disclosures associated with the underlying components of the total return index swap at period end. Strategy: Long/short commodity futures related to recent price history.

Futures Contracts Description	Number of Contracts	Expiration Date	Notional Value ($)	Weight (%)

COPPER FUTURE MAR27 HGH7	(101,610)	3/2027	(675,808)	(2.25)
COPPER FUTURE SEP26 HGU6	313,581	9/2026	2,027,455	6.74
COPPER FUTURE DEC26 HGZ6	(206,072)	12/2026	(1,351,830)	(4.49)
LEAN HOGS FUTURE FEB27 LHG7	1,179,661	2/2027	928,393	3.09
LEAN HOGS FUTURE OCT26 LHV6	(3,312,393)	10/2026	(2,810,566)	(9.34)
LEAN HOGS FUTURE DEC26 LHZ6	2,447,439	12/2026	1,852,100	6.16
LME LEAD FUTURE JAN27 LLF7	520	1/2027	993,998	3.3
LME LEAD FUTURE SEP26 LLU6	(532)	9/2026	(990,199)	(3.29)
SOYBEAN FUTURE JAN27 S F7	(52,651)	1/2027	(632,470)	(2.1)
SOYBEAN FUTURE MAR27 S H7	(26,378)	3/2027	(317,784)	(1.06)
SOYBEAN FUTURE NOV26 S X6	79,796	11/2026	947,573	3.15
SUGAR #11 (WORLD) FUT MAR27 SBH7	12,801,242	3/2027	1,988,033	6.61
SUGAR #11 (WORLD) FUT OCT26 SBV6	(13,546,609)	10/2026	(1,985,933)	(6.6)
SOYBEAN MEAL FUTR JAN27 SMF7	7,865	1/2027	2,544,453	8.46
SOYBEAN MEAL FUTR MAR27 SMH7	3,922	3/2027	1,277,474	4.25
SOYBEAN MEAL FUTR DEC26 SMZ6	(11,886)	12/2026	(3,817,808)	(12.69)
WHEAT FUTURE(CBT) MAR27 W H7	232,563	3/2027	1,568,056	5.21
WHEAT FUTURE(CBT) SEP26 W U6	(731,904)	9/2026	(4,678,699)	(15.55)
WHEAT FUTURE(CBT) DEC26 W Z6	475,659	12/2026	3,127,458	10.39

Total Return Swaps

Underlying Reference	Fund Pays	Fund Receives	Payment Frequency	Counterparty	Maturity Date	Notional Value ($)	Value ($)	Unrealized Appreciation (Depreciation) ($)

UBCSQAF2 Index	0.50%	Return of Index	At Maturity	UBS AG	2/2027	13,615,781	(616,154)	(616,154)

The following table(s) represent disclosures associated with the underlying components of the total return index swap at period end. Strategy: Long/short commodity futures related to recent price history.

Futures Contracts Description	Number of Contracts	Expiration Date	Notional Value ($)	Weight (%)

MILL WHEAT EURO FUT DEC26 CAZ6	3,006	12/2026	684,717	5.79
SOYBEAN OIL FUTR DEC26 BOZ6	284,278	12/2026	190,182	1.4
COCOA FUTURE SEP26 CCU6	(45)	9/2026	(242,347)	(1.78)
RAPESEED EURO FUT NOV26 IJX6	(1,284)	11/2026	(661,159)	(5.59)
CORN FUTURE SEP26 C U6	146,828	9/2026	647,146	4.76
CATTLE FEEDER FUT AUG26 FCQ6	(1,761)	8/2026	(6,130)	(0.05)
CATTLE FEEDER FUT SEP26 FCU6	(36,985)	9/2026	(127,222)	(0.94)
KC HRW WHEAT FUT SEP26 KWU6	18,324	9/2026	129,643	0.95
COCOA FUTURE - IC MAR27 QCH7	(30)	3/2027	(122,966)	(1.22)
LIVE CATTLE FUTR OCT26 LCV6	(64,879)	10/2026	(147,438)	(1.08)
MIAX RED WHEAT FUTDEC26 MWEZ26	56,201	12/2026	400,898	2.95
CANOLA FUTR (WCE) NOV26 RSX6	1,443	11/2026	1,094,086	5.73
SOYBEAN MEAL FUTR DEC26 SMZ6	2,408	12/2026	773,607	5.69
SOYBEAN FUTURE NOV26 S X6	77,930	11/2026	925,420	6.8
WHEAT FUTURE(CBT) SEP26 W U6	(2,883)	9/2026	(18,430)	(0.14)

Total Return Swaps

Underlying Reference	Fund Pays	Fund Receives	Payment Frequency	Counterparty	Maturity Date	Notional Value ($)	Value ($)	Unrealized Appreciation (Depreciation) ($)

UBCSQAF3 Index	0.50%	Return of Index	At Maturity	UBS AG	6/2027	3,327,015	(42,347)	(42,347)

The following table(s) represent disclosures associated with the underlying components of the total return index swap at period end. Strategy: Long/short commodity futures related to recent price history.

Futures Contracts Description	Number of Contracts	Expiration Date	Notional Value ($)	Weight (%)

MILL WHEAT EURO FUT DEC26 CAZ6	734	12/2026	167,311	5.79
SOYBEAN OIL FUTR DEC26 BOZ6	69,463	12/2026	46,471	1.4
COCOA FUTURE SEP26 CCU6	(11)	9/2026	(59,217)	(1.78)
RAPESEED EURO FUT NOV26 IJX6	(314)	11/2026	(161,554)	(5.59)
CORN FUTURE SEP26 C U6	35,878	9/2026	158,130	4.76
CATTLE FEEDER FUT AUG26 FCQ6	(430)	8/2026	(1,498)	(0.05)
CATTLE FEEDER FUT SEP26 FCU6	(9,037)	9/2026	(31,087)	(0.94)
KC HRW WHEAT FUT SEP26 KWU6	4,478	9/2026	31,678	0.95
COCOA FUTURE - IC MAR27 QCH7	(7)	3/2027	(30,047)	(1.22)
LIVE CATTLE FUTR OCT26 LCV6	(15,853)	10/2026	(36,026)	(1.08)
MIAX RED WHEAT FUTDEC26 MWEZ26	13,733	12/2026	97,959	2.95
CANOLA FUTR (WCE) NOV26 RSX6	353	11/2026	267,340	5.73
SOYBEAN MEAL FUTR DEC26 SMZ6	589	12/2026	189,031	5.69
SOYBEAN FUTURE NOV26 S X6	19,042	11/2026	226,126	6.8
WHEAT FUTURE(CBT) SEP26 W U6	(704)	9/2026	(4,503)	(0.14)

Total Return Swaps

Underlying Reference	Fund Pays	Fund Receives	Payment Frequency	Counterparty	Maturity Date	Notional Value ($)	Value ($)	Unrealized Appreciation (Depreciation) ($)

VMACWCLH Index	0.20%	Return of Index	At Maturity	Macquarie Bank Ltd.	10/2026	2,331,786	(2,385)	(2,385)

The following table(s) represent disclosures associated with the underlying components of the total return index swap at period end. Strategy: Short Volatility Index that systematically sells volatility on the WTI weekly options, with intraday delta hedging.

Futures Contracts Description	Number of Contracts	Expiration Date	Notional Value ($)	Weight (%)

WTI CRUDE FUTURE SEP26 CLU6	5,611	9/2026	475,081	20.38
Options Description	Number of Contracts	Notional Value ($)	Exercise Price	Expiration Date	Weight (%)

WTI CRUDE WEEK FUT OPTSEP26 CLWU6 CALL 100 08/07/2026	(1,711)	(359)	100	8/2026	(0.02)
WTI CRUDE WEEK FUT OPTSEP26 CLWU6 CALL 102.50 08/07/2026	(531)	(80)	102.5	8/2026	-
WTI CRUDE WEEK FUT OPTSEP26 CLWU6 CALL 105 08/07/2026	(1,605)	(160)	105	8/2026	(0.01)
WTI CRUDE WEEK FUT OPTSEP26 CLWU6 CALL 107.50 08/07/2026	(432)	(30)	107.5	8/2026	-
WTI CRUDE WEEK FUT OPTSEP26 CLWU6 CALL 110 08/07/2026	(1,512)	(76)	110	8/2026	-
WTI CRUDE WEEK FUT OPTSEP26 CLWU6 CALL 112.50 08/07/2026	(345)	(14)	112.5	8/2026	-
WTI CRUDE WEEK FUT OPTSEP26 CLWU6 CALL 115 08/07/2026	(1,431)	(43)	115	8/2026	-
WTI CRUDE WEEK FUT OPTSEP26 CLWU6 CALL 84.75 08/07/2026	1,191	3,515	84.75	8/2026	0.15
WTI CRUDE WEEK FUT OPTSEP26 CLWU6 CALL 85 08/07/2026	(2,153)	(6,135)	85	8/2026	(0.26)
WTI CRUDE WEEK FUT OPTSEP26 CLWU6 CALL 87.50 08/07/2026	(938)	(1,802)	87.5	8/2026	(0.08)
WTI CRUDE WEEK FUT OPTSEP26 CLWU6 CALL 90 08/07/2026	(1,981)	(2,496)	90	8/2026	(0.11)
WTI CRUDE WEEK FUT OPTSEP26 CLWU6 CALL 92.50 08/07/2026	(780)	(632)	92.5	8/2026	(0.03)
WTI CRUDE WEEK FUT OPTSEP26 CLWU6 CALL 95 08/07/2026	(1,836)	(954)	95	8/2026	(0.04)
WTI CRUDE WEEK FUT OPTSEP26 CLWU6 CALL 97.50 08/07/2026	(646)	(213)	97.5	8/2026	(0.01)
WTI CRUDE WEEK FUT OPTSEP26 CLWU6 PUT 67.50 08/07/2026	(1,959)	(59)	67.5	8/2026	-
WTI CRUDE WEEK FUT OPTSEP26 CLWU6 PUT 70 08/07/2026	(2,907)	(145)	70	8/2026	(0.01)
WTI CRUDE WEEK FUT OPTSEP26 CLWU6 PUT 72.50 08/07/2026	(1,624)	(162)	72.5	8/2026	(0.01)
WTI CRUDE WEEK FUT OPTSEP26 CLWU6 PUT 75 08/07/2026	(2,605)	(573)	75	8/2026	(0.02)
WTI CRUDE WEEK FUT OPTSEP26 CLWU6 PUT 77.50 08/07/2026	(1,351)	(635)	77.5	8/2026	(0.03)
WTI CRUDE WEEK FUT OPTSEP26 CLWU6 PUT 80 08/07/2026	(2,358)	(2,334)	80	8/2026	(0.1)
WTI CRUDE WEEK FUT OPTSEP26 CLWU6 PUT 82.50 08/07/2026	(1,126)	(2,150)	82.5	8/2026	(0.09)
WTI CRUDE WEEK FUT OPTSEP26 CLWU6 PUT 84.75 08/07/2026	(1,191)	(3,610)	84.75	8/2026	(0.15)
WTI CR MO WEEK FUT OPTSEP26 IMLU6 CALL 100 08/03/2026	(607)	(6)	100	8/2026	-
WTI CR MO WEEK FUT OPTSEP26 IMLU6 CALL 102.50 08/03/2026	(1,406)	(14)	102.5	8/2026	-
WTI CR MO WEEK FUT OPTSEP26 IMLU6 CALL 105 08/03/2026	(511)	(5)	105	8/2026	-
WTI CR MO WEEK FUT OPTSEP26 IMLU6 CALL 107.50 08/03/2026	(1,317)	(13)	107.5	8/2026	-
WTI CR MO WEEK FUT OPTSEP26 IMLU6 CALL 110 08/03/2026	(428)	(4)	110	8/2026	-
WTI CR MO WEEK FUT OPTSEP26 IMLU6 CALL 112.50 08/03/2026	(1,240)	(12)	112.5	8/2026	-
WTI CR MO WEEK FUT OPTSEP26 IMLU6 CALL 115 08/03/2026	(356)	(4)	115	8/2026	-
WTI CR MO WEEK FUT OPTSEP26 IMLU6 CALL 117.50 08/03/2026	(1,172)	(12)	117.5	8/2026	-
WTI CR MO WEEK FUT OPTSEP26 IMLU6 CALL 120 08/03/2026	(292)	(3)	120	8/2026	-
WTI CR MO WEEK FUT OPTSEP26 IMLU6 CALL 122.50 08/03/2026	(1,112)	(11)	122.5	8/2026	-
WTI CR MO WEEK FUT OPTSEP26 IMLU6 CALL 125 08/03/2026	(501)	(5)	125	8/2026	-
WTI CR MO WEEK FUT OPTSEP26 IMLU6 CALL 130 08/03/2026	(1,763)	(18)	130	8/2026	-
WTI CR MO WEEK FUT OPTSEP26 IMLU6 CALL 135 08/03/2026	(590)	(6)	135	8/2026	-
WTI CR MO WEEK FUT OPTSEP26 IMLU6 CALL 82.50 08/03/2026	(440)	(1,249)	82.5	8/2026	(0.05)
WTI CR MO WEEK FUT OPTSEP26 IMLU6 CALL 85 08/03/2026	(1,004)	(1,415)	85	8/2026	(0.06)
WTI CR MO WEEK FUT OPTSEP26 IMLU6 CALL 87.50 08/03/2026	(1,772)	(1,063)	87.5	8/2026	(0.05)
WTI CR MO WEEK FUT OPTSEP26 IMLU6 CALL 90 08/03/2026	(849)	(187)	90	8/2026	(0.01)
WTI CR MO WEEK FUT OPTSEP26 IMLU6 CALL 92.50 08/03/2026	(1,630)	(130)	92.5	8/2026	(0.01)
WTI CR MO WEEK FUT OPTSEP26 IMLU6 CALL 95 08/03/2026	(719)	(22)	95	8/2026	-
WTI CR MO WEEK FUT OPTSEP26 IMLU6 CALL 97.50 08/03/2026	(1,510)	(30)	97.5	8/2026	-
WTI CR MO WEEK FUT OPTSEP26 IMLU6 PUT 70 08/03/2026	(1,681)	(17)	70	8/2026	-
WTI CR MO WEEK FUT OPTSEP26 IMLU6 PUT 72.50 08/03/2026	(2,387)	(24)	72.5	8/2026	-
WTI CR MO WEEK FUT OPTSEP26 IMLU6 PUT 75 08/03/2026	(1,410)	(14)	75	8/2026	-
WTI CR MO WEEK FUT OPTSEP26 IMLU6 PUT 77.50 08/03/2026	(2,142)	(86)	77.5	8/2026	-
WTI CR MO WEEK FUT OPTSEP26 IMLU6 PUT 80 08/03/2026	(1,188)	(214)	80	8/2026	(0.01)
WTI CR MO WEEK FUT OPTSEP26 IMLU6 PUT 82.50 08/03/2026	(1,500)	(1,005)	82.5	8/2026	(0.04)
WTI CR TU WEEK FUT OPTSEP26 IOLU6 CALL 100 08/04/2026	(1,788)	(72)	100	8/2026	-
WTI CR TU WEEK FUT OPTSEP26 IOLU6 CALL 102.50 08/04/2026	(555)	(11)	102.5	8/2026	-
WTI CR TU WEEK FUT OPTSEP26 IOLU6 CALL 105 08/04/2026	(1,677)	(17)	105	8/2026	-
WTI CR TU WEEK FUT OPTSEP26 IOLU6 CALL 107.50 08/04/2026	(451)	(5)	107.5	8/2026	-
WTI CR TU WEEK FUT OPTSEP26 IOLU6 CALL 110 08/04/2026	(1,580)	(16)	110	8/2026	-
WTI CR TU WEEK FUT OPTSEP26 IOLU6 CALL 112.50 08/04/2026	(361)	(4)	112.5	8/2026	-
WTI CR TU WEEK FUT OPTSEP26 IOLU6 CALL 115 08/04/2026	(1,495)	(15)	115	8/2026	-
WTI CR TU WEEK FUT OPTSEP26 IOLU6 CALL 79.25 08/04/2026	1,200	6,841	79.25	8/2026	0.29
WTI CR TU WEEK FUT OPTSEP26 IOLU6 CALL 80 08/04/2026	(2,464)	(12,465)	80	8/2026	(0.53)
WTI CR TU WEEK FUT OPTSEP26 IOLU6 CALL 82.50 08/04/2026	(1,176)	(3,776)	82.5	8/2026	(0.16)
WTI CR TU WEEK FUT OPTSEP26 IOLU6 CALL 85 08/04/2026	(2,249)	(4,184)	85	8/2026	(0.18)
WTI CR TU WEEK FUT OPTSEP26 IOLU6 CALL 87.50 08/04/2026	(980)	(971)	87.5	8/2026	(0.04)
WTI CR TU WEEK FUT OPTSEP26 IOLU6 CALL 90 08/04/2026	(2,070)	(1,014)	90	8/2026	(0.04)
WTI CR TU WEEK FUT OPTSEP26 IOLU6 CALL 92.50 08/04/2026	(815)	(196)	92.5	8/2026	(0.01)
WTI CR TU WEEK FUT OPTSEP26 IOLU6 CALL 95 08/04/2026	(1,918)	(230)	95	8/2026	(0.01)
WTI CR TU WEEK FUT OPTSEP26 IOLU6 CALL 97.50 08/04/2026	(675)	(41)	97.5	8/2026	-
WTI CR TU WEEK FUT OPTSEP26 IOLU6 PUT 67.50 08/04/2026	(2,047)	(20)	67.5	8/2026	-
WTI CR TU WEEK FUT OPTSEP26 IOLU6 PUT 70 08/04/2026	(3,038)	(30)	70	8/2026	-
WTI CR TU WEEK FUT OPTSEP26 IOLU6 PUT 72.50 08/04/2026	(1,696)	(17)	72.5	8/2026	-
WTI CR TU WEEK FUT OPTSEP26 IOLU6 PUT 75 08/04/2026	(2,722)	(109)	75	8/2026	-
WTI CR TU WEEK FUT OPTSEP26 IOLU6 PUT 77.50 08/04/2026	(1,411)	(169)	77.5	8/2026	(0.01)
WTI CR TU WEEK FUT OPTSEP26 IOLU6 PUT 79.25 08/04/2026	(1,200)	(336)	79.25	8/2026	(0.01)
WTI CR WE WEEK FUT OPTSEP26 IWLU6 CALL 100 08/05/2026	(590)	(47)	100	8/2026	-
WTI CR WE WEEK FUT OPTSEP26 IWLU6 CALL 102.50 08/05/2026	(1,812)	(91)	102.5	8/2026	-
WTI CR WE WEEK FUT OPTSEP26 IWLU6 CALL 105 08/05/2026	(476)	(19)	105	8/2026	-
WTI CR WE WEEK FUT OPTSEP26 IWLU6 CALL 107.50 08/05/2026	(1,706)	(51)	107.5	8/2026	-
WTI CR WE WEEK FUT OPTSEP26 IWLU6 CALL 110 08/05/2026	(377)	(11)	110	8/2026	-
WTI CR WE WEEK FUT OPTSEP26 IWLU6 CALL 84.50 08/05/2026	730	1,795	84.5	8/2026	0.08
WTI CR WE WEEK FUT OPTSEP26 IWLU6 CALL 85 08/05/2026	(1,063)	(2,370)	85	8/2026	(0.1)
WTI CR WE WEEK FUT OPTSEP26 IWLU6 CALL 87.50 08/05/2026	(2,248)	(2,990)	87.5	8/2026	(0.13)
WTI CR WE WEEK FUT OPTSEP26 IWLU6 CALL 90 08/05/2026	(879)	(677)	90	8/2026	(0.03)
WTI CR WE WEEK FUT OPTSEP26 IWLU6 CALL 92.50 08/05/2026	(2,079)	(873)	92.5	8/2026	(0.04)
WTI CR WE WEEK FUT OPTSEP26 IWLU6 CALL 95 08/05/2026	(723)	(166)	95	8/2026	(0.01)
WTI CR WE WEEK FUT OPTSEP26 IWLU6 CALL 97.50 08/05/2026	(1,935)	(252)	97.5	8/2026	(0.01)
WTI CR WE WEEK FUT OPTSEP26 IWLU6 PUT 65 08/05/2026	(2,273)	(23)	65	8/2026	-
WTI CR WE WEEK FUT OPTSEP26 IWLU6 PUT 67.50 08/05/2026	(3,342)	(33)	67.5	8/2026	-
WTI CR WE WEEK FUT OPTSEP26 IWLU6 PUT 70 08/05/2026	(1,871)	(37)	70	8/2026	-
WTI CR WE WEEK FUT OPTSEP26 IWLU6 PUT 72.50 08/05/2026	(2,982)	(119)	72.5	8/2026	(0.01)
WTI CR WE WEEK FUT OPTSEP26 IWLU6 PUT 75 08/05/2026	(1,548)	(139)	75	8/2026	(0.01)
WTI CR WE WEEK FUT OPTSEP26 IWLU6 PUT 77.50 08/05/2026	(2,690)	(619)	77.5	8/2026	(0.03)
WTI CR WE WEEK FUT OPTSEP26 IWLU6 PUT 80 08/05/2026	(1,283)	(757)	80	8/2026	(0.03)
WTI CR WE WEEK FUT OPTSEP26 IWLU6 PUT 82.50 08/05/2026	(2,449)	(3,331)	82.5	8/2026	(0.14)
WTI CR WE WEEK FUT OPTSEP26 IWLU6 PUT 84.50 08/05/2026	(730)	(1,671)	84.5	8/2026	(0.07)
WTI CR TH WEEK FUT OPTSEP26 IZLU6 CALL 100 08/06/2026	(572)	(74)	100	8/2026	-
WTI CR TH WEEK FUT OPTSEP26 IZLU6 CALL 102.50 08/06/2026	(1,500)	(135)	102.5	8/2026	(0.01)
WTI CR TH WEEK FUT OPTSEP26 IZLU6 CALL 105 08/06/2026	(473)	(28)	105	8/2026	-
WTI CR TH WEEK FUT OPTSEP26 IZLU6 CALL 107.50 08/06/2026	(1,408)	(70)	107.5	8/2026	-
WTI CR TH WEEK FUT OPTSEP26 IZLU6 CALL 110 08/06/2026	(388)	(16)	110	8/2026	-
WTI CR TH WEEK FUT OPTSEP26 IZLU6 CALL 112.50 08/06/2026	(1,328)	(40)	112.5	8/2026	-
WTI CR TH WEEK FUT OPTSEP26 IZLU6 CALL 115 08/06/2026	(313)	(6)	115	8/2026	-
WTI CR TH WEEK FUT OPTSEP26 IZLU6 CALL 117.50 08/06/2026	(1,258)	(25)	117.5	8/2026	-
WTI CR TH WEEK FUT OPTSEP26 IZLU6 CALL 120 08/06/2026	(248)	(2)	120	8/2026	-
WTI CR TH WEEK FUT OPTSEP26 IZLU6 CALL 122.50 08/06/2026	(1,197)	(12)	122.5	8/2026	-
WTI CR TH WEEK FUT OPTSEP26 IZLU6 CALL 83.50 08/06/2026	90	295	83.5	8/2026	0.01
WTI CR TH WEEK FUT OPTSEP26 IZLU6 CALL 85 08/06/2026	(980)	(2,498)	85	8/2026	(0.11)
WTI CR TH WEEK FUT OPTSEP26 IZLU6 CALL 87.50 08/06/2026	(1,876)	(3,076)	87.5	8/2026	(0.13)
WTI CR TH WEEK FUT OPTSEP26 IZLU6 CALL 90 08/06/2026	(821)	(837)	90	8/2026	(0.04)
WTI CR TH WEEK FUT OPTSEP26 IZLU6 CALL 92.50 08/06/2026	(1,730)	(1,055)	92.5	8/2026	(0.05)
WTI CR TH WEEK FUT OPTSEP26 IZLU6 CALL 95 08/06/2026	(687)	(247)	95	8/2026	(0.01)
WTI CR TH WEEK FUT OPTSEP26 IZLU6 CALL 97.50 08/06/2026	(1,606)	(353)	97.5	8/2026	(0.02)
WTI CR TH WEEK FUT OPTSEP26 IZLU6 PUT 67.50 08/06/2026	(2,819)	(56)	67.5	8/2026	-
WTI CR TH WEEK FUT OPTSEP26 IZLU6 PUT 70 08/06/2026	(1,677)	(67)	70	8/2026	-
WTI CR TH WEEK FUT OPTSEP26 IZLU6 PUT 72.50 08/06/2026	(2,509)	(151)	72.5	8/2026	(0.01)
WTI CR TH WEEK FUT OPTSEP26 IZLU6 PUT 75 08/06/2026	(1,398)	(196)	75	8/2026	(0.01)
WTI CR TH WEEK FUT OPTSEP26 IZLU6 PUT 77.50 08/06/2026	(2,257)	(767)	77.5	8/2026	(0.03)
WTI CR TH WEEK FUT OPTSEP26 IZLU6 PUT 80 08/06/2026	(1,169)	(935)	80	8/2026	(0.04)
WTI CR TH WEEK FUT OPTSEP26 IZLU6 PUT 82.50 08/06/2026	(2,049)	(3,360)	82.5	8/2026	(0.14)
WTI CR TH WEEK FUT OPTSEP26 IZLU6 PUT 83.50 08/06/2026	(90)	(189)	83.5	8/2026	(0.01)

Legend

(a)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(b)	Amount is stated in United States dollars unless otherwise noted.
(c)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,702,647.
(d)	Security or a portion of the security has been segregated as collateral for over the counter (OTC) derivatives. At period end, the value of securities pledged amounts to $7,266,157.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Cash Central Fund	8,508,562	127,964,968	128,298,518	565,501	1,023	-	8,176,035	8,174,400
	8,508,562	127,964,968	128,298,518	565,501	1,023	-	8,176,035

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Consolidated Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Consolidated Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

U.S. Treasury Obligations	70,478,438	-	70,478,438	-

Money Market Funds	8,176,035	8,176,035	-	-
Total Investments in Securities:	78,654,473	8,176,035	70,478,438	-
Derivative Instruments:

Assets
Futures Contracts	4,366,515	4,366,515	-	-
Swaps	220,368	-	220,368	-
Total Assets	4,586,883	4,366,515	220,368	-

Liabilities
Futures Contracts	(4,069,014)	(4,069,014)	-	-
Swaps	(1,743,545)	-	(1,743,545)	-
Total Liabilities	(5,812,559)	(4,069,014)	(1,743,545)	-
Total Derivative Instruments:	(1,225,676)	297,501	(1,523,177)	-
Consolidated Financial Statements

Consolidated Statement of Assets and Liabilities

As of July 31, 2026
Assets
Investments in securities, at value - unaffiliated issuers	$70,478,438
Investments in securities, at value - affiliated issuers	8,176,035
Distributions receivable from affiliated funds	28,515
Bi-lateral OTC swaps, at value	220,368
Prepaid expenses	2,574
Receivable from investment adviser for expense reductions	14,815
Total assets	78,920,745
Liabilities
Bi-lateral OTC swaps, at value	1,743,545
Accrued management fee	29,307
Payable for variation margin on futures contracts	87,370
Other payables and accrued expenses	87,970
Total liabilities	1,948,192
Net Assets	$76,972,553
Net assets consist of:
Paid in capital	75,774,572
Total accumulated earnings (loss)	1,197,981
Net Assets	$76,972,553

Net Asset Value and Maximum Offering
Net Asset Value, offering price and redemption price per share ($76,972,553/10,075,701 shares)	$7.64

Other Information
Unaffiliated issuers, cost	70,465,200
Affiliated issuers, cost	8,176,035
Consolidated Statement of Operations

Year ended July 31, 2026

Investment Income
Dividends - affiliated issuers	$565,501
Interest	4,333,145
Total investment income	4,898,646
Expenses
Management fee	565,301
Custodian fees and expenses	9,295
Independent trustees' fees and expenses	38,416
Registration fees	20,298
Audit	107,461
Legal	7,657
Commitment fee	104
Miscellaneous	12,046
Total expenses	760,578
Expense reimbursements and reductions	(136,750)
Total expenses after reductions	623,828
Net investment income (loss)	4,274,818
Net realized gain (loss)
Investments - unaffiliated issuers	(565)
Investments - affiliated issuers	1,023
Futures contracts	4,162,761
Swaps	(53,443,506)
Net realized gain (loss)	(49,280,287)
Change in net unrealized appreciation (depreciation)
Investments - unaffiliated issuers	16,658
Futures contracts	297,501
Swaps	(2,699,880)
Total change in net unrealized appreciation (depreciation)	(2,385,721)
Net gain (loss)	(51,666,008)
Net increase (decrease) in net assets resulting from operations	$(47,391,190)

Consolidated Statement of Changes in Net Assets
	Year ended July 31, 2026	Year ended July 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$4,274,818	$3,741,934
Net realized gain (loss)	(49,280,287)	388,627
Change in net unrealized appreciation (depreciation)	(2,385,721)	(38,209)
Net increase (decrease) in net assets resulting from operations	(47,391,190)	4,092,352
Distributions to shareholders
Distributions to shareholders	(4,032,425)	(3,229,112)
Total distributions	(4,032,425)	(3,229,112)
Net increase (decrease) in net assets resulting from share transactions	45,245,604	(42,961,215)
Total increase (decrease) in net assets	(6,178,011)	(42,097,975)
Net Assets
Beginning of period	83,150,564	125,248,539
End of period	$76,972,553	$83,150,564
Consolidated Financial Highlights
Fidelity® SAI Alternative Risk Premia Commodity Strategy Fund

Years ended July 31,	2026	2025	2024 A
Selected Per Share Data
Net asset value, beginning of period	$10.25	$9.87	$10.00
Income from Investment Operations
Net investment income (loss) B, C	.31	.40	.31
Net realized and unrealized gain (loss)	(2.57)	.27	(.44)
Total from investment operations	(2.26)	.67	(.13)
Distributions
Distributions from net investment income	(.35)	(.29)	-
Distributions from net realized gain	- D	-	-
Total distributions	(.35)	(.29)	-
Net asset value, end of period	$7.64	$10.25	$9.87
Total Return E, F	(22.80)%	7.13%	(1.30)%
Ratios and Supplemental Data C, G, H
Ratio of expenses to average net assets before reductions	.61%	.68%	.68% I
Ratio of expenses to average net assets net of fee waivers, if any	.50%	.50%	.50% I
Ratio of expenses to average net assets net of all reductions, if any	.50%	.50%	.50% I
Ratio of net investment income (loss) to average net assets	3.42%	4.18%	4.93% I
Net assets, end of period	$76,972,553	$83,150,564	$125,248,539
Portfolio turnover rate J	-%	-%	-%

AFor the period December 14, 2023 (commencement of operations) through July 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DAmount represents less than $.005 per share.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns for periods of less than one year are not annualized.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Consolidated Financial Statements

For the period ended July 31, 2026

  1. Organization.
Fidelity® SAI Alternative Risk Premia Commodity Strategy Fund (the Fund) is a non-diversified fund of Fidelity Greenwood Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.

Shares are offered exclusively to certain clients of Fidelity Management & Research Company LLC (FMR) or its affiliates.

  2. Consolidated Subsidiary.
Commodity-related investments are held through a wholly owned subsidiary (Subsidiary). As of period end, investments in Subsidiaries were as follows:

	Subsidiary Name	Net Assets of Subsidiary ($)	% of Fund's Total Assets
Fidelity® SAI Alternative Risk Premia Commodity Strategy Fund	Fidelity SAI Alternative Risk Premia Commodity Strategy Fund Cayman Ltd.	17,300,237	22.5

The financial statements have been consolidated to include the Subsidiary accounts where applicable. Accordingly, all inter-company transactions and balances have been eliminated.

  3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the consolidated financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's portfolio management team, part of the investment adviser, serves as the chief operating decision maker (CODM) and directs the Fund's investments in accordance with its investment objective and policies, with support from others responsible for oversight functions. The information reviewed by the CODM is consistent with the Fund's consolidated financial statements and consolidated financial highlights. Subsequent events, if any, through the date that the consolidated financial statements were issued have been evaluated in the preparation of the consolidated financial statements. The Fund's Consolidated Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For any foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as movements in the underlying index, interest rate curves, credit spread curves, default possibilities and recovery rates.

Futures contracts are valued at the settlement price or official closing price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of period end is included at the end of the Fund's Consolidated Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the investment holdings and net asset value (NAV) include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day.

Gains and losses on securities sold are determined on the basis of identified cost.

Dividend income for domestic securities is recorded on the ex-dividend date. Certain dividends from any foreign securities where the ex-dividend date may have passed are recorded as soon as a fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received.

Income and capital gain distributions from any underlying mutual funds or exchange-traded funds (ETFs) are recorded on the ex-dividend date.

Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying consolidated financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

As of July 31, 2026, the Fund did not have any unrecognized tax benefits in the consolidated financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Subsidiary is classified as a controlled foreign corporation under Subchapter N of the Internal Revenue Code. Therefore, the Fund is required to increase its taxable income by its share of the Subsidiary's income.  Net investment losses of the Subsidiary cannot be deducted by the Fund in the current period nor carried forward to offset taxable income in future periods.

Distributions are declared and recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences may result in distribution reclassifications.

Capital accounts within the Consolidated financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to: market discount and controlled foreign corporations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

	Tax Cost ($)	Gross unrealized appreciation ($)	Gross unrealized depreciation ($)	Net unrealized appreciation (depreciation) ($)
Fidelity® SAI Alternative Risk Premia Commodity Strategy Fund	78,228,554	853,044	(549,389)	303,655

The tax-based components of distributable earnings as of period end were as follows:

	Undistributed ordinary income ($)	Net unrealized appreciation (depreciation) on securities and other investments ($)
Fidelity® SAI Alternative Risk Premia Commodity Strategy Fund	2,498,541	(1,300,557)

The tax character of distributions paid was as follows:

July 31, 2026
	Ordinary Income ($)	Total ($)
Fidelity® SAI Alternative Risk Premia Commodity Strategy Fund	4,032,425	4,032,425

July 31, 2025
	Ordinary Income ($)	Total ($)
Fidelity® SAI Alternative Risk Premia Commodity Strategy Fund	3,229,112	3,229,112

  4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments.
The Fund's investment objectives allow for various types of derivative instruments, including futures contracts and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Commodity Risk	Commodity risk is the risk that the value of a commodity will fluctuate as a result of changes in market prices.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund.

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as bi-lateral swaps a fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives a fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, a fund receives collateral in the form of cash or securities once net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the custodian bank in accordance with the collateral agreements entered into between a fund, the counterparty and the custodian bank. A fund could experience delays and costs in gaining access to the collateral even though it is held by the custodian bank. The maximum risk of loss to a fund from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to a fund.

A fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Consolidated Schedule of Investments.

Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Consolidated Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Derivative Instruments by Primary Risk Exposure. The table below, which reflects the impacts of derivatives on the financial performance, summarizes the value of derivatives at period end, as well as the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Consolidated Statement of Operations.

Primary Risk Exposure / Derivative Type	Values of Derivative Assets ($)	Values of Derivative Liabilities ($)	Net Realized Gain (Loss) ($)	Change in Net Unrealized Appreciation (Depreciation) ($)
Fidelity® SAI Alternative Risk Premia Commodity Strategy Fund
Commodity Risk
Futures Contracts	4,366,515	(4,069,014)	4,162,761	297,501
Swaps	220,368	(1,743,545)	(53,443,506)	(2,699,880)
Total Commodity Risk	4,586,883	(5,812,559)	(49,280,745)	(2,402,379)

Totals	4,586,883	(5,812,559)	(49,280,745)	(2,402,379)

Value of Derivative Assets/Liabilities Legend
For bi-lateral over-the-counter (OTC) swaps, reflects gross value which is presented in the Consolidated Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-item(s).

For futures contracts, reflects gross cumulative appreciation (depreciation) as presented in the Consolidated Schedule of Investments. In the Consolidated Statement of Assets and Liabilities, the period end variation margin is included in receivable or payable for variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in total accumulated earnings (loss).

Derivative Instruments by Counterparty Exposure. The table below summarizes derivatives inclusive of potential netting arrangements at period end. Collateral received and collateral pledged reflects collateral received from or pledged to an individual counterparty, excluding any excess or initial collateral amounts. Net represents the receivable/(payable) that would be due from/(to) the counterparty in an event of default. Netting may be allowed across transactions traded under the same legal agreement with the same legal entity.

Fidelity® SAI Alternative Risk Premia Commodity Strategy Fund
Counterparty	Value of Derivative Assets ($)	Value of Derivative Liabilities ($)	Collateral Received ($)	Collateral Pledged ($)	Net ($)
Goldman Sachs International	-	(280,143)	-	280,143	-
JPMorgan Chase Bank NA	-	(471,186)	-	471,186	-
Macquarie Bank Ltd	220,368	(236,216)	-	15,848	-
UBS AG	-	(756,000)	-	756,000	-
Total	$220,368	$(1,743,545)	$-	$1,523,177	$-

Derivative Instruments Volume. The table below summarizes derivative instruments volume during the period. The average amount for forward foreign currency contracts represents contract value, and the average amount for all other derivative types represents notional amount, as applicable.

Average Amount ($)
Fidelity® SAI Alternative Risk Premia Commodity Strategy Fund
Futures	65,839,459
Swaps	520,122,890

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the commodities market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily. Subsequent payments from or to a fund are made as needed depending on the fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in variation margin on futures contracts in the Consolidated Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Consolidated Statement of Operations.

Any open futures contracts at period end are presented in the Consolidated Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end.

Any securities deposited to meet initial margin requirements are identified in the Consolidated Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Consolidated Statement of Assets and Liabilities.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Consolidated Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in total accumulated earnings (loss) in the Consolidated Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Consolidated Schedule of Investments.

For bi-lateral swaps, payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is presented in the Consolidated Statement of Operations.

Any open swaps at period end are included in the Consolidated Schedule of Investments under the caption "Swaps".

Total Return Swaps. Total return swaps are agreements between counterparties to exchange cash flows, one based on a market-linked return of an individual asset or a basket of assets (i.e., an index), and the other on a fixed or floating rate. To the extent the total return of the instrument or index underlying the transaction exceeds or falls short of the offsetting payment obligation, a fund will receive a payment from or make a payment to the counterparty at the specified payment frequency.

The Fund enters into total return basket swap contracts to obtain exposure to a portfolio of long and/or short positions in order to create and adjust the fund's investment exposure, to enhance total return, to hedge risks, to manage certain investment risk, and to manage volatility. The Fund has the ability to trade in and out of the long and short positions within the swap and receives the economic benefits and risks equivalent to direct investments in these positions.

  5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Diversifying Solutions LLC (the investment adviser) and its affiliates provides the Fund with investment management related services.

For these services, the Fund pays a monthly management fee to the investment adviser.

The management fee is based on an annual management fee rate of the Fund's average net assets as presented in the table below.

Annual Management Fee Rate (%)
Fidelity® SAI Alternative Risk Premia Commodity Strategy Fund	0.45

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. During the period, there were no interfund trades.

  6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit.

The commitment fees are presented in the Consolidated Statement of Operations.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2027 unless extended or renewed.

  7. Expense Reductions.
The investment adviser contractually agreed to reimburse expenses to the extent annual operating expenses exceeded certain levels of average net assets.

The following operating expenses are excluded from this reimbursement as applicable:  interest, certain taxes, proxy and shareholder meeting expenses, extraordinary expenses, acquired fund fees and expenses, brokerage commissions, and fees and expenses associated with the securities lending program.

During the period, this reimbursement reduced expenses as presented in the table below.

	Expense Limitation (%)	Expiration Date	Reimbursement ($)
Fidelity® SAI Alternative Risk Premia Commodity Strategy Fund	0.50	November 30, 2027	134,922

Through arrangements with the custodian, credits realized as a result of certain uninvested cash balances were used to reduce expenses. All of the applicable credits are presented in the table below.

Custodian Credits ($)
Fidelity® SAI Alternative Risk Premia Commodity Strategy Fund	1,828

  8. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Year ended ($)	Year ended ($)
	July 31, 2026	July 31, 2025

Fidelity® SAI Alternative Risk Premia Commodity Strategy Fund
Fidelity® SAI Alternative Risk Premia Commodity Strategy Fund	4,032,425	3,229,112
Total	4,032,425	3,229,112

  9. Share Transactions.
Share transactions were as follows and may contain in kind transactions, automatic conversions between classes or exchanges between affiliated funds as applicable:

	Shares	Shares	Dollars	Dollars
	Year ended	Year ended	Year ended ($)	Year ended ($)
	July 31, 2026	July 31, 2025	July 31, 2026	July 31, 2025

Fidelity® SAI Alternative Risk Premia Commodity Strategy Fund
Shares sold	18,851,314	3,050,305	181,213,180	30,892,479
Reinvestment of distributions	407,951	344,554	4,032,424	3,229,112
Shares redeemed	(17,295,537)	(7,970,982)	(140,000,000)	(77,082,806)
Net increase (decrease)	1,963,728	(4,576,123)	45,245,604	(42,961,215)

  10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the following mutual funds managed by the investment adviser or its affiliates were the owners of record of 10% or more of the total outstanding shares.

	Strategic Advisers Alternatives Fund	Strategic Advisers Fidelity Alternatives Fund
Fidelity ® SAI Alternative Risk Premia Commodity Strategy Fund	30%	70%
Mutual funds managed by the investment adviser or its affiliates, in aggregate, were the owners of record of more than 20% of the total outstanding shares.

Fund	% of shares held
Fidelity ® SAI Alternative Risk Premia Commodity Strategy Fund	100
In September 2026, the Board of Trustees approved a Plan of Liquidation and Dissolution. The Fund will distribute all of its net assets to its shareholders on or about December 17, 2026.

  11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Greenwood Street Trust and the Shareholders of Fidelity SAI Alternative Risk Premia Commodity Strategy Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying consolidated statement of assets and liabilities of Fidelity SAI Alternative Risk Premia Commodity Strategy Fund (the "Fund"), a fund of Fidelity Greenwood Street Trust, including the consolidated schedule of investments, as of July 31, 2026, the related consolidated statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the two years in the period then ended and for the period from December 14, 2023 (commencement of operations) through July 31, 2024, and the related notes (collectively referred to as the "financial statements and financial highlights"). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of July 31, 2026, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the two years in the period then ended and for the period from December 14, 2023 (commencement of operations) through July 31, 2024, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of July 31, 2026, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
September 15, 2026
We have served as the auditor of one or more of the Fidelity investment companies since 1999.
Distributions
 (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

A total of 95.29% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $2,732,379 of distributions paid during the fiscal year ended 2026 as qualifying to be taxed as section 163(j) interest dividends.

The fund will notify shareholders in the first quarter of 2027 of amounts for use in preparing 2026 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the consolidated financial statements for each Fund as part of Item 7: Consolidated Financial Statements and Consolidated Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.9910544.102
COA-ANN-0926
Fidelity® SAI Alternative Risk Premia Currency Strategy Fund

(formerly Fidelity® SAI Alternative Risk Premia Strategy Fund)

Annual Report
July 31, 2026
Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® SAI Alternative Risk Premia Currency Strategy Fund
Schedule of Investments July 31, 2026
Showing Percentage of Net Assets
U.S. Treasury Obligations - 88.6%
	Yield (%) (a)	Principal Amount (b)	Value ($)
US Treasury Bills 0% 9/3/2026 (c) (Cost $66,378,816)	3.66	66,600,000	66,391,286

Money Market Funds - 10.0%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (d) (Cost $7,469,524)	3.69	7,468,030	7,469,524

TOTAL INVESTMENT IN SECURITIES - 98.6% (Cost $73,848,340)	73,860,810
NET OTHER ASSETS (LIABILITIES) - 1.4%	1,030,993
NET ASSETS - 100.0%	74,891,803

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation) ($)

AUD	634,000	USD	444,181	Bank of America NA	9/2026	1,568
AUD	907,000	USD	628,349	State Street Bank & Trust Co	9/2026	9,339
BRL	36,000	USD	6,756	Bank of America NA	10/2026	247
BRL	2,131,000	USD	412,864	Bank of America NA	10/2026	1,691
CAD	830,000	USD	585,975	BNP Paribas SA	9/2026	7,242
CAD	1,103,000	USD	777,572	Brown Brothers Harriman & Co.	9/2026	10,764
CAD	594,000	USD	425,477	JPMorgan Chase Bank NA	9/2026	(934)
CAD	10,833,000	USD	7,797,794	Royal Bank of Canada	9/2026	(55,235)
CAD	874,000	USD	624,043	Royal Bank of Canada	9/2026	622
CAD	583,000	USD	412,878	State Street Bank & Trust Co	9/2026	3,803
CHF	607,000	USD	757,338	BNP Paribas SA	9/2026	(2,880)
CHF	345,000	USD	436,970	Brown Brothers Harriman & Co.	9/2026	(8,159)
CHF	312,000	USD	384,236	JPMorgan Chase Bank NA	9/2026	3,558
CHF	1,438,000	USD	1,766,285	State Street Bank & Trust Co	9/2026	21,047
CHF	1,267,000	USD	1,555,231	State Street Bank & Trust Co	9/2026	19,561
CHF	1,083,000	USD	1,330,137	State Street Bank & Trust Co	9/2026	15,956
CHF	1,023,000	USD	1,257,928	State Street Bank & Trust Co	9/2026	13,589
CHF	342,000	USD	429,883	State Street Bank & Trust Co	9/2026	(4,801)
CHF	583,000	USD	723,713	State Street Bank & Trust Co	9/2026	915
CHF	475,000	USD	602,388	State Street Bank & Trust Co	9/2026	(11,997)
CLP	405,342,000	USD	439,872	Bank of America NA	9/2026	(3,758)
CNH	3,169,000	USD	469,306	Bank of America NA	9/2026	1,495
CNH	2,839,000	USD	420,751	Bank of America NA	9/2026	1,024
CNH	3,396,000	USD	503,650	Bank of America NA	9/2026	875
CNH	5,163,000	USD	763,632	Bank of America NA	9/2026	3,407
CNH	4,282,000	USD	632,759	Bank of America NA	9/2026	3,394
CNH	2,689,000	USD	398,175	Bank of America NA	9/2026	1,315
CNH	6,019,000	USD	889,539	Bank of America NA	9/2026	4,671
CNH	2,601,000	USD	385,718	Brown Brothers Harriman & Co.	9/2026	698
CNH	3,812,000	USD	563,428	Brown Brothers Harriman & Co.	9/2026	2,899
CNH	1,249,000	USD	185,696	Royal Bank of Canada	9/2026	(139)
COP	1,827,514,000	USD	498,232	Bank of America NA	9/2026	75,118
COP	1,750,463,000	USD	500,991	Bank of America NA	9/2026	48,185
CZK	8,041,000	USD	378,579	BNP Paribas SA	9/2026	4,424
CZK	11,245,000	USD	530,586	JPMorgan Chase Bank NA	9/2026	5,029
EUR	2,277,000	USD	2,643,895	JPMorgan Chase Bank NA	9/2026	(13,557)
EUR	459,000	USD	525,041	State Street Bank & Trust Co	9/2026	5,185
EUR	910,000	USD	1,042,797	State Street Bank & Trust Co	9/2026	8,414
GBP	381,000	USD	507,359	BNP Paribas SA	9/2026	6,123
GBP	1,698,000	USD	2,274,948	JPMorgan Chase Bank NA	9/2026	13,481
HUF	124,368,000	USD	403,253	Bank of America NA	9/2026	(10,943)
IDR	7,069,241,000	USD	389,245	BNP Paribas SA	9/2026	1,910
IDR	8,362,276,000	USD	466,385	Bank of America NA	9/2026	(3,683)
IDR	7,393,480,000	USD	413,159	Bank of America NA	9/2026	(4,063)
ILS	1,168,000	USD	385,825	Bank of America NA	9/2026	(3,135)
ILS	1,149,000	USD	377,564	JPMorgan Chase Bank NA	9/2026	(1,100)
INR	43,401,000	USD	455,886	BNP Paribas SA	9/2026	(2,621)
INR	41,884,000	USD	436,474	Bank of America NA	9/2026	949
INR	36,478,000	USD	384,019	Bank of America NA	9/2026	(3,055)
INR	66,957,000	USD	696,555	Bank of America NA	9/2026	2,722
INR	45,338,000	USD	469,119	State Street Bank & Trust Co	9/2026	4,376
JPY	163,036,000	USD	999,366	Bank of America NA	9/2026	28,914
JPY	108,585,000	USD	677,941	Barclays Bank PLC	9/2026	6,912
JPY	72,699,000	USD	456,649	Brown Brothers Harriman & Co.	9/2026	1,869
JPY	264,467,000	USD	1,663,669	Brown Brothers Harriman & Co.	9/2026	4,344
JPY	72,889,000	USD	451,865	Brown Brothers Harriman & Co.	9/2026	7,851
JPY	71,540,000	USD	449,717	Brown Brothers Harriman & Co.	9/2026	1,491
JPY	253,711,000	USD	1,555,296	JPMorgan Chase Bank NA	9/2026	44,878
JPY	219,713,000	USD	1,346,135	JPMorgan Chase Bank NA	9/2026	39,611
JPY	80,265,000	USD	498,329	JPMorgan Chase Bank NA	9/2026	7,908
JPY	93,387,000	USD	584,546	Royal Bank of Canada	9/2026	4,453
JPY	200,952,000	USD	1,232,527	State Street Bank & Trust Co	9/2026	34,893
KRW	563,129,000	USD	380,853	Bank of America NA	9/2026	9,633
NOK	6,584,000	USD	672,455	Bank of America NA	9/2026	21,793
NOK	5,159,000	USD	519,612	Brown Brothers Harriman & Co.	9/2026	24,378
NOK	7,024,000	USD	713,269	Brown Brothers Harriman & Co.	9/2026	27,375
NOK	7,561,000	USD	764,213	JPMorgan Chase Bank NA	9/2026	33,055
NOK	5,966,000	USD	614,914	Royal Bank of Canada	9/2026	14,169
NOK	4,206,000	USD	423,060	State Street Bank & Trust Co	9/2026	20,441
NOK	6,958,000	USD	699,201	State Street Bank & Trust Co	9/2026	34,484
NZD	11,688,000	USD	6,841,770	Bank of America NA	9/2026	52,226
NZD	961,000	USD	551,684	Brown Brothers Harriman & Co.	9/2026	15,148
NZD	753,000	USD	428,306	Brown Brothers Harriman & Co.	9/2026	15,840
PHP	31,990,000	USD	519,150	Bank of America NA	9/2026	3,057
PHP	27,289,000	USD	443,651	Bank of America NA	9/2026	1,816
PHP	24,213,000	USD	391,923	Bank of America NA	9/2026	3,332
PHP	23,822,000	USD	384,065	JPMorgan Chase Bank NA	9/2026	4,807
RON	1,990,000	USD	432,247	Bank of America NA	9/2026	3,913
RON	1,892,000	USD	409,931	Bank of America NA	9/2026	4,750
SEK	5,521,000	USD	573,850	Bank of America NA	9/2026	7,315
SEK	3,718,000	USD	381,738	Bank of America NA	9/2026	9,636
SEK	4,965,000	USD	516,138	Bank of America NA	9/2026	6,500
SEK	4,886,000	USD	505,895	Bank of America NA	9/2026	8,427
SEK	5,567,000	USD	578,058	Bank of America NA	9/2026	7,949
SEK	4,278,000	USD	440,799	Bank of America NA	9/2026	9,522
SEK	3,970,000	USD	414,294	Bank of America NA	9/2026	3,606
SEK	3,801,000	USD	394,441	Bank of America NA	9/2026	5,669
SEK	9,194,000	USD	979,795	Barclays Bank PLC	9/2026	(11,993)
SEK	6,589,000	USD	685,281	HSBC Bank USA NA	9/2026	8,306
SEK	5,326,000	USD	547,314	JPMorgan Chase Bank NA	9/2026	13,324
SEK	5,044,000	USD	522,669	Royal Bank of Canada	9/2026	8,285
SEK	4,596,000	USD	474,447	Royal Bank of Canada	9/2026	9,348
SEK	4,817,000	USD	498,713	State Street Bank & Trust Co	9/2026	8,346
SGD	1,218,000	USD	947,060	Bank of America NA	9/2026	5,712
SGD	626,000	USD	486,747	Barclays Bank PLC	9/2026	2,937
SGD	493,000	USD	382,754	Barclays Bank PLC	9/2026	2,892
SGD	739,000	USD	574,790	Brown Brothers Harriman & Co.	9/2026	3,288
SGD	608,000	USD	472,606	Brown Brothers Harriman & Co.	9/2026	2,998
SGD	623,000	USD	483,874	State Street Bank & Trust Co	9/2026	3,463
THB	15,111,000	USD	450,671	JPMorgan Chase Bank NA	9/2026	3,207
THB	3,484,000	USD	106,356	JPMorgan Chase Bank NA	9/2026	(1,709)
THB	12,857,000	USD	388,629	JPMorgan Chase Bank NA	9/2026	(2,453)
USD	10,166,540	AUD	14,462,000	Barclays Bank PLC	9/2026	(1,310)
USD	567,863	AUD	818,000	JPMorgan Chase Bank NA	9/2026	(7,251)
USD	513,750	AUD	735,000	State Street Bank & Trust Co	9/2026	(3,009)
USD	642,817	AUD	914,000	State Street Bank & Trust Co	9/2026	208
USD	853,285	CAD	1,200,000	JPMorgan Chase Bank NA	9/2026	(4,379)
USD	606,018	CAD	856,000	State Street Bank & Trust Co	9/2026	(5,782)
USD	668,566	CAD	941,000	State Street Bank & Trust Co	9/2026	(3,986)
USD	652,587	CAD	917,000	State Street Bank & Trust Co	9/2026	(2,811)
USD	733,775	CAD	1,033,000	State Street Bank & Trust Co	9/2026	(4,530)
USD	566,749	CAD	797,000	State Street Bank & Trust Co	9/2026	(2,883)
USD	537,892	CAD	756,000	State Street Bank & Trust Co	9/2026	(2,436)
USD	873,279	CHF	701,000	BNP Paribas SA	9/2026	1,986
USD	507,034	CHF	404,000	Bank of America NA	9/2026	4,891
USD	462,473	CHF	371,000	Bank of America NA	9/2026	1,346
USD	610,127	CHF	492,000	Bank of America NA	9/2026	(1,395)
USD	436,884	CHF	351,000	Bank of America NA	9/2026	616
USD	1,111,665	CHF	890,000	Bank of America NA	9/2026	5,458
USD	425,848	CHF	342,000	Brown Brothers Harriman & Co.	9/2026	766
USD	455,628	CHF	366,000	Brown Brothers Harriman & Co.	9/2026	716
USD	581,247	CHF	466,000	Brown Brothers Harriman & Co.	9/2026	2,042
USD	57,098	CHF	45,000	Brown Brothers Harriman & Co.	9/2026	1,166
USD	591,661	CHF	478,000	JPMorgan Chase Bank NA	9/2026	(2,460)
USD	1,525,909	CHF	1,222,000	State Street Bank & Trust Co	9/2026	7,050
USD	1,089,640	CNH	7,361,000	Bank of America NA	9/2026	(3,944)
USD	404,452	CNH	2,736,000	Bank of America NA	9/2026	(2,020)
USD	482,606	CNH	3,258,000	Bank of America NA	9/2026	(1,417)
USD	425,370	CNH	2,884,000	Brown Brothers Harriman & Co.	9/2026	(3,090)
USD	402,541	CNH	2,716,000	State Street Bank & Trust Co	9/2026	(960)
USD	722,080	CNH	4,874,000	State Street Bank & Trust Co	9/2026	(2,024)
USD	424,178	CNH	2,863,000	State Street Bank & Trust Co	9/2026	(1,162)
USD	379,585	COP	1,323,802,000	Bank of America NA	9/2026	(35,734)
USD	363,696	COP	1,275,846,000	Bank of America NA	9/2026	(36,578)
USD	410,677	CZK	8,574,000	Barclays Bank PLC	9/2026	2,286
USD	393,322	CZK	8,362,000	State Street Bank & Trust Co	9/2026	(4,972)
USD	746,527	EUR	654,000	JPMorgan Chase Bank NA	9/2026	(8,959)
USD	553,466	EUR	482,000	JPMorgan Chase Bank NA	9/2026	(3,329)
USD	471,191	EUR	405,000	JPMorgan Chase Bank NA	9/2026	3,344
USD	373,521	EUR	322,000	State Street Bank & Trust Co	9/2026	1,554
USD	379,703	EUR	333,000	State Street Bank & Trust Co	9/2026	(4,971)
USD	701,254	GBP	523,000	BNP Paribas SA	9/2026	(3,603)
USD	397,086	GBP	300,000	BNP Paribas SA	9/2026	(7,230)
USD	572,220	GBP	427,000	Bank of America NA	9/2026	(3,257)
USD	495,644	GBP	370,000	Brown Brothers Harriman & Co.	9/2026	(3,012)
USD	726,227	GBP	549,000	JPMorgan Chase Bank NA	9/2026	(13,672)
USD	426,388	GBP	322,000	JPMorgan Chase Bank NA	9/2026	(7,578)
USD	598,167	GBP	451,000	JPMorgan Chase Bank NA	9/2026	(9,655)
USD	634,454	GBP	473,000	JPMorgan Chase Bank NA	9/2026	(3,018)
USD	404,383	GBP	301,000	State Street Bank & Trust Co	9/2026	(1,281)
USD	769,507	GBP	574,000	State Street Bank & Trust Co	9/2026	(4,085)
USD	1,695,439	IDR	30,659,959,000	BNP Paribas SA	9/2026	(1,038)
USD	598,006	ILS	1,756,000	Bank of America NA	9/2026	22,661
USD	369,397	ILS	1,078,000	JPMorgan Chase Bank NA	9/2026	16,195
USD	390,021	INR	37,490,000	BNP Paribas SA	9/2026	(1,512)
USD	469,746	INR	45,152,000	JPMorgan Chase Bank NA	9/2026	(1,806)
USD	779,813	JPY	126,394,000	Bank of America NA	9/2026	(17,363)
USD	520,885	JPY	84,220,000	Bank of America NA	9/2026	(10,297)
USD	486,203	JPY	77,816,000	Brown Brothers Harriman & Co.	9/2026	(4,589)
USD	635,119	JPY	102,678,000	Brown Brothers Harriman & Co.	9/2026	(12,479)
USD	968,047	JPY	156,490,000	JPMorgan Chase Bank NA	9/2026	(18,947)
USD	402,203	JPY	64,535,000	JPMorgan Chase Bank NA	9/2026	(4,824)
USD	558,733	JPY	89,839,000	JPMorgan Chase Bank NA	9/2026	(7,889)
USD	1,138,866	JPY	184,170,000	JPMorgan Chase Bank NA	9/2026	(22,707)
USD	744,065	JPY	120,134,000	JPMorgan Chase Bank NA	9/2026	(13,629)
USD	689,885	JPY	109,639,000	JPMorgan Chase Bank NA	9/2026	(1,617)
USD	2,022,888	JPY	325,899,000	JPMorgan Chase Bank NA	9/2026	(32,581)
USD	1,125,001	JPY	181,622,000	JPMorgan Chase Bank NA	9/2026	(20,503)
USD	401,866	KRW	571,052,000	Bank of America NA	9/2026	5,887
USD	374,845	MXN	6,579,000	State Street Bank & Trust Co	9/2026	(3,569)
USD	207,542	MXN	3,640,000	State Street Bank & Trust Co	9/2026	(1,826)
USD	376,946	NOK	3,656,000	Bank of America NA	9/2026	(8,560)
USD	468,021	NOK	4,518,000	Bank of America NA	9/2026	(8,378)
USD	382,364	NOK	3,696,000	Brown Brothers Harriman & Co.	9/2026	(7,360)
USD	444,126	NOK	4,341,000	Brown Brothers Harriman & Co.	9/2026	(13,610)
USD	9,870,005	NOK	93,791,000	JPMorgan Chase Bank NA	9/2026	(19,764)
USD	575,785	NOK	5,522,000	JPMorgan Chase Bank NA	9/2026	(6,481)
USD	645,294	NOK	6,166,000	State Street Bank & Trust Co	9/2026	(4,878)
USD	456,599	NOK	4,393,000	State Street Bank & Trust Co	9/2026	(6,620)
USD	391,611	NZD	670,000	Bank of America NA	9/2026	(3,578)
USD	597,323	NZD	1,022,000	Bank of America NA	9/2026	(5,489)
USD	411,290	NZD	703,000	Brown Brothers Harriman & Co.	9/2026	(3,364)
USD	553,995	NZD	949,000	JPMorgan Chase Bank NA	9/2026	(5,759)
USD	483,012	NZD	833,000	State Street Bank & Trust Co	9/2026	(8,321)
USD	612,416	NZD	1,044,000	State Street Bank & Trust Co	9/2026	(3,372)
USD	128,752	PHP	7,945,000	BNP Paribas SA	9/2026	(942)
USD	428,863	PHP	26,454,000	JPMorgan Chase Bank NA	9/2026	(2,974)
USD	1,106,971	RON	5,043,000	Bank of America NA	9/2026	1,667
USD	505,552	RON	2,309,000	Bank of America NA	9/2026	(525)
USD	633,965	RON	2,925,000	JPMorgan Chase Bank NA	9/2026	(7,125)
USD	389,277	SEK	3,634,000	Bank of America NA	9/2026	6,746
USD	521,969	SEK	5,068,000	Bank of America NA	9/2026	(11,512)
USD	441,085	SEK	4,270,000	Bank of America NA	9/2026	(8,394)
USD	503,228	SEK	4,785,000	Bank of America NA	9/2026	(462)
USD	715,514	SEK	6,847,000	Royal Bank of Canada	9/2026	(5,231)
USD	422,517	SGD	544,000	Bank of America NA	9/2026	(3,024)
USD	377,602	SGD	484,000	JPMorgan Chase Bank NA	9/2026	(1,003)
USD	523,087	SGD	668,000	JPMorgan Chase Bank NA	9/2026	549
USD	482,603	SGD	621,000	JPMorgan Chase Bank NA	9/2026	(3,170)
USD	585,363	SGD	754,000	State Street Bank & Trust Co	9/2026	(4,448)
USD	499,996	SGD	643,000	State Street Bank & Trust Co	9/2026	(2,987)
USD	712,065	SGD	918,000	State Street Bank & Trust Co	9/2026	(6,034)
USD	499,746	THB	16,755,000	JPMorgan Chase Bank NA	9/2026	(3,511)
USD	510,747	TWD	16,562,000	JPMorgan Chase Bank NA	9/2026	(3,307)
USD	618,331	ZAR	10,403,000	State Street Bank & Trust Co	9/2026	(9,165)
ZAR	6,215,000	USD	379,948	JPMorgan Chase Bank NA	9/2026	(5,067)
ZAR	6,507,000	USD	394,291	Royal Bank of Canada	9/2026	(1,797)
ZAR	10,596,000	USD	640,106	State Street Bank & Trust Co	9/2026	(969)

TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						278,446
Unrealized Appreciation						996,801
Unrealized Depreciation						(718,355)

Total Return Swaps

Underlying Reference	Fund Pays	Fund Receives	Payment Frequency	Counterparty	Maturity Date	Notional Value ($)	Value ($)	Unrealized Appreciation (Depreciation) ($)

CINBFMR4 Index	0.00%	Return of Index	At Maturity	Citibank, N.A.	10/2026	14,943,947	128,394	128,394

The following table(s) represent disclosures associated with the underlying components of the total return index swap at period end. Strategy: Long/Short developed market FX Forwards based on mean-reversion.

Currency Purchased	Currency Sold	Maturity Date	Notional Value ($)	Weight (%)

AUD	USD	8/2026	3,156,115	21.12
USD	EUR	8/2026	(14,458,380)	(96.75)
GBP	USD	8/2026	12,285,332	82.21
USD	NZD	8/2026	(10,122,903)	(67.74)
USD	CAD	8/2026	(1,874,281)	(12.54)
CHF	USD	8/2026	9,433,622	63.13
USD	JPY	8/2026	(7,420,089)	(49.65)
NOK	USD	8/2026	14,531,867	97.24
USD	SEK	8/2026	(5,517,076)	(36.92)

Total Return Swaps

Underlying Reference	Fund Pays	Fund Receives	Payment Frequency	Counterparty	Maturity Date	Notional Value ($)	Value ($)	Unrealized Appreciation (Depreciation) ($)

GSFXCA23 Index	0.49%	Return of Index	At Maturity	Goldman Sachs International	10/2026	75,728,548	519,715	519,715

The following table(s) represent disclosures associated with the underlying components of the total return index swap at period end. Strategy: Long/short FX Forwards related to market volatility.

Currency Purchased	Currency Sold	Maturity Date	Notional Value ($)	Weight (%)

BRL	USD	9/2026	694,259	0.92
BRL	USD	9/2026	687,899	0.91
BRL	USD	8/2026	711,908	0.94
BRL	USD	8/2026	711,674	0.94
BRL	USD	8/2026	707,720	0.93
BRL	USD	8/2026	706,940	0.93
BRL	USD	8/2026	705,664	0.93
BRL	USD	8/2026	705,249	0.93
BRL	USD	8/2026	701,901	0.93
BRL	USD	8/2026	698,372	0.92
BRL	USD	8/2026	699,533	0.92
BRL	USD	8/2026	692,057	0.91
BRL	USD	8/2026	691,164	0.91
BRL	USD	8/2026	693,724	0.92
BRL	USD	8/2026	696,188	0.92
BRL	USD	8/2026	693,626	0.92
BRL	USD	8/2026	692,492	0.91
BRL	USD	8/2026	691,414	0.91
BRL	USD	8/2026	693,092	0.92
BRL	USD	8/2026	689,785	0.91
BRL	USD	8/2026	694,117	0.92
BRL	USD	8/2026	694,917	0.92
USD	CLP	9/2026	(693,662)	(0.92)
USD	CLP	9/2026	(514,271)	(0.68)
USD	CLP	8/2026	(517,096)	(0.68)
USD	CLP	8/2026	(513,750)	(0.68)
USD	CLP	8/2026	(513,417)	(0.68)
USD	CLP	8/2026	(516,398)	(0.68)
USD	CLP	8/2026	(518,448)	(0.68)
USD	CLP	8/2026	(522,078)	(0.69)
USD	CLP	8/2026	(517,901)	(0.68)
USD	CLP	8/2026	(515,770)	(0.68)
USD	CLP	8/2026	(514,799)	(0.68)
USD	CLP	8/2026	(520,046)	(0.69)
USD	CLP	8/2026	(520,560)	(0.69)
USD	CLP	8/2026	(523,375)	(0.69)
USD	CLP	8/2026	(528,224)	(0.7)
USD	CLP	8/2026	(527,271)	(0.7)
USD	CLP	8/2026	(700,432)	(0.92)
USD	CLP	8/2026	(521,238)	(0.69)
IDR	USD	9/2026	690,508	0.91
IDR	USD	9/2026	688,737	0.91
IDR	USD	8/2026	694,236	0.92
IDR	USD	8/2026	1,380,979	1.82
USD	ILS	9/2026	(691,524)	(0.91)
USD	ILS	9/2026	(688,824)	(0.91)
USD	ILS	8/2026	(672,921)	(0.89)
USD	ILS	8/2026	(674,550)	(0.89)
USD	ILS	8/2026	(675,042)	(0.89)
USD	ILS	8/2026	(675,233)	(0.89)
USD	ILS	8/2026	(685,862)	(0.91)
USD	ILS	8/2026	(685,920)	(0.91)
USD	ILS	8/2026	(679,237)	(0.9)
USD	ILS	8/2026	(678,320)	(0.9)
USD	ILS	8/2026	(681,785)	(0.9)
USD	ILS	8/2026	(506,375)	(0.67)
USD	ILS	8/2026	(674,784)	(0.89)
USD	ILS	8/2026	(509,351)	(0.67)
USD	ILS	8/2026	(682,266)	(0.9)
USD	ILS	8/2026	(688,336)	(0.91)
USD	ILS	8/2026	(687,739)	(0.91)
USD	ILS	8/2026	(690,871)	(0.91)
USD	ILS	8/2026	(693,425)	(0.92)
USD	ILS	8/2026	(686,117)	(0.91)
USD	ILS	8/2026	(688,980)	(0.91)
USD	ILS	8/2026	(688,363)	(0.91)
INR	USD	8/2026	687,333	0.91
INR	USD	8/2026	689,564	0.91
INR	USD	8/2026	690,764	0.91
INR	USD	8/2026	691,046	0.91
INR	USD	8/2026	692,531	0.91
INR	USD	8/2026	692,722	0.91
INR	USD	8/2026	692,339	0.91
INR	USD	8/2026	691,919	0.91
INR	USD	8/2026	694,703	0.92
INR	USD	8/2026	696,937	0.92
INR	USD	8/2026	696,906	0.92
INR	USD	8/2026	696,339	0.92
INR	USD	8/2026	696,455	0.92
INR	USD	8/2026	698,569	0.92
INR	USD	8/2026	697,916	0.92
INR	USD	8/2026	701,377	0.93
INR	USD	8/2026	1,399,031	1.85
INR	USD	8/2026	521,067	0.69
USD	KRW	9/2026	(703,853)	(0.93)
USD	KRW	9/2026	(522,779)	(0.69)
USD	KRW	8/2026	(745,237)	(0.98)
USD	KRW	8/2026	(749,739)	(0.99)
USD	KRW	8/2026	(747,957)	(0.99)
USD	KRW	8/2026	(737,992)	(0.97)
USD	KRW	8/2026	(739,491)	(0.98)
USD	KRW	8/2026	(738,393)	(0.98)
USD	KRW	8/2026	(724,103)	(0.96)
USD	KRW	8/2026	(727,803)	(0.96)
USD	KRW	8/2026	(725,438)	(0.96)
USD	KRW	8/2026	(725,453)	(0.96)
USD	KRW	8/2026	(720,567)	(0.95)
USD	KRW	8/2026	(711,204)	(0.94)
USD	KRW	8/2026	(711,098)	(0.94)
USD	KRW	8/2026	(713,600)	(0.94)
USD	KRW	8/2026	(712,087)	(0.94)
USD	KRW	8/2026	(714,768)	(0.94)
USD	KRW	8/2026	(710,155)	(0.94)
USD	KRW	8/2026	(707,702)	(0.93)
MXN	USD	9/2026	695,555	0.92
MXN	USD	9/2026	688,697	0.91
MXN	USD	8/2026	699,588	0.92
MXN	USD	8/2026	522,408	0.69
MXN	USD	8/2026	522,224	0.69
MXN	USD	8/2026	521,980	0.69
MXN	USD	8/2026	524,060	0.69
MXN	USD	8/2026	702,556	0.93
MXN	USD	8/2026	699,049	0.92
MXN	USD	8/2026	698,011	0.92
MXN	USD	8/2026	523,371	0.69
MXN	USD	8/2026	519,616	0.69
MXN	USD	8/2026	518,812	0.69
MXN	USD	8/2026	692,774	0.91
MXN	USD	8/2026	696,154	0.92
MXN	USD	8/2026	695,418	0.92
MXN	USD	8/2026	693,632	0.92
MXN	USD	8/2026	521,023	0.69
MXN	USD	8/2026	523,817	0.69
MXN	USD	8/2026	694,912	0.92
MXN	USD	8/2026	695,311	0.92
MXN	USD	8/2026	693,131	0.92
USD	SGD	9/2026	(693,172)	(0.92)
USD	SGD	9/2026	(688,216)	(0.91)
USD	SGD	8/2026	(695,344)	(0.92)
USD	SGD	8/2026	(693,016)	(0.92)
USD	SGD	8/2026	(692,535)	(0.91)
USD	SGD	8/2026	(694,298)	(0.92)
USD	SGD	8/2026	(695,021)	(0.92)
USD	SGD	8/2026	(695,374)	(0.92)
USD	SGD	8/2026	(693,986)	(0.92)
USD	SGD	8/2026	(693,532)	(0.92)
USD	SGD	8/2026	(694,921)	(0.92)
USD	SGD	8/2026	(692,029)	(0.91)
USD	SGD	8/2026	(691,811)	(0.91)
USD	SGD	8/2026	(691,132)	(0.91)
USD	SGD	8/2026	(691,644)	(0.91)
USD	SGD	8/2026	(693,764)	(0.92)
USD	SGD	8/2026	(694,707)	(0.92)
USD	SGD	8/2026	(695,609)	(0.92)
USD	SGD	8/2026	(695,924)	(0.92)
USD	SGD	8/2026	(693,418)	(0.92)
USD	SGD	8/2026	(694,385)	(0.92)
USD	SGD	8/2026	(693,789)	(0.92)
TWD	USD	8/2026	678,958	0.9
TWD	USD	8/2026	680,826	0.9
TWD	USD	8/2026	682,244	0.9
TWD	USD	8/2026	686,207	0.91
TWD	USD	8/2026	688,990	0.91
TWD	USD	8/2026	684,295	0.9
USD	TWD	8/2026	(512,171)	(0.68)
USD	TWD	8/2026	(684,910)	(0.9)
USD	TWD	8/2026	(685,148)	(0.9)
USD	TWD	8/2026	(684,118)	(0.9)
USD	TWD	8/2026	(515,081)	(0.68)
USD	TWD	8/2026	(517,556)	(0.68)
ZAR	USD	9/2026	524,105	0.69
ZAR	USD	9/2026	515,549	0.68
ZAR	USD	8/2026	514,104	0.68
ZAR	USD	8/2026	515,961	0.68
ZAR	USD	8/2026	511,733	0.68
ZAR	USD	8/2026	511,646	0.68
ZAR	USD	8/2026	512,964	0.68
ZAR	USD	8/2026	515,803	0.68
ZAR	USD	8/2026	517,401	0.68
ZAR	USD	8/2026	516,179	0.68
ZAR	USD	8/2026	686,881	0.91
ZAR	USD	8/2026	699,952	0.92
ZAR	USD	8/2026	526,121	0.69
ZAR	USD	8/2026	698,644	0.92
ZAR	USD	8/2026	523,273	0.69

Total Return Swaps

Underlying Reference	Fund Pays	Fund Receives	Payment Frequency	Counterparty	Maturity Date	Notional Value ($)	Value ($)	Unrealized Appreciation (Depreciation) ($)

JPOSFVB5 Index	3.80%	Return of Index	At Maturity	JPMorgan Chase Bank, N.A.	10/2026	30,263,191	135,396	135,396

The following table(s) represent disclosures associated with the underlying components of the total return index swap at period end. Strategy: Long/short FX Forwards and FX Options related to market volatility in emerging markets.

Currency Purchased	Currency Sold	Maturity Date	Notional Value ($)	Weight (%)

CNH	USD	8/2026	(37,861)	(0.13)
USD	CNH	8/2026	2,189	0.01
USD	CNH	8/2026	3,097	0.01
USD	CNH	8/2026	4,281	0.01
USD	CNH	8/2026	5,785	0.02
USD	CNH	8/2026	7,643	0.03
USD	CNH	8/2026	9,878	0.03
USD	CNH	8/2026	12,495	0.04
USD	CNH	8/2026	15,476	0.05
CNH	USD	8/2026	(34,394)	(0.11)
CNH	USD	8/2026	(20,397)	(0.07)
CNH	USD	8/2026	(30,751)	(0.1)
CNH	USD	8/2026	(27,027)	(0.09)
CNH	USD	8/2026	(23,327)	(0.08)
CNH	USD	8/2026	(19,752)	(0.07)
CNH	USD	8/2026	(16,393)	(0.05)
USD	CNH	8/2026	960	-
USD	CNH	8/2026	1,470	-
USD	CNH	8/2026	2,191	0.01
CNH	USD	8/2026	(17,073)	(0.06)
CNH	USD	8/2026	(23,909)	(0.08)
USD	CNH	8/2026	4,493	0.01
USD	CNH	8/2026	3,106	0.01
CNH	USD	8/2026	(39,279)	(0.13)
CNH	USD	8/2026	(36,110)	(0.12)
CNH	USD	8/2026	(32,732)	(0.11)
CNH	USD	8/2026	(29,224)	(0.1)
CNH	USD	8/2026	(25,675)	(0.08)
CNH	USD	8/2026	(22,176)	(0.07)
CNH	USD	8/2026	(18,814)	(0.06)
USD	CNH	8/2026	2,214	0.01
USD	CNH	8/2026	4,263	0.01
CNH	USD	8/2026	(27,521)	(0.09)
USD	CNH	8/2026	5,725	0.02
USD	CNH	8/2026	7,525	0.02
USD	CNH	8/2026	9,683	0.03
USD	CNH	8/2026	12,205	0.04
USD	CNH	8/2026	15,076	0.05
CNH	USD	8/2026	(38,006)	(0.13)
CNH	USD	8/2026	(34,662)	(0.11)
CNH	USD	8/2026	(31,138)	(0.1)
USD	CNH	8/2026	3,180	0.01
USD	CNH	8/2026	6,186	0.02
USD	CNH	8/2026	11,148	0.04
USD	CNH	8/2026	10,818	0.04
CNH	USD	8/2026	(15,732)	(0.05)
USD	CNH	8/2026	853	-
USD	CNH	8/2026	1,339	-
USD	CNH	8/2026	2,039	0.01
USD	CNH	8/2026	3,016	0.01
USD	CNH	8/2026	4,332	0.01
USD	CNH	8/2026	6,045	0.02
USD	CNH	8/2026	8,199	0.03
CNH	USD	8/2026	(40,731)	(0.13)
CNH	USD	8/2026	(23,103)	(0.08)
CNH	USD	8/2026	(37,333)	(0.12)
CNH	USD	8/2026	(33,600)	(0.11)
CNH	USD	8/2026	(29,642)	(0.1)
CNH	USD	8/2026	(25,592)	(0.08)
CNH	USD	8/2026	(21,590)	(0.07)
CNH	USD	8/2026	(17,774)	(0.06)
USD	CNH	8/2026	1,666	0.01
USD	CNH	8/2026	2,526	0.01
CNH	USD	8/2026	(19,294)	(0.06)
CNH	USD	8/2026	(27,043)	(0.09)
USD	CNH	8/2026	8,300	0.03
USD	CNH	8/2026	1,318	-
USD	CNH	8/2026	10,861	0.04
CNH	USD	8/2026	(44,130)	(0.15)
CNH	USD	8/2026	(40,814)	(0.13)
CNH	USD	8/2026	(37,146)	(0.12)
CNH	USD	8/2026	(33,219)	(0.11)
CNH	USD	8/2026	(29,147)	(0.1)
CNH	USD	8/2026	(25,059)	(0.08)
CNH	USD	8/2026	(21,084)	(0.07)
USD	CNH	8/2026	1,989	0.01
CNH	USD	8/2026	(30,984)	(0.1)
USD	CNH	8/2026	2,918	0.01
USD	CNH	8/2026	4,163	0.01
USD	CNH	8/2026	5,780	0.02
USD	CNH	8/2026	7,811	0.03
USD	CNH	8/2026	10,282	0.03
USD	CNH	8/2026	13,191	0.04
CNH	USD	8/2026	(38,360)	(0.13)
CNH	USD	8/2026	(34,795)	(0.11)
USD	CNH	8/2026	13,824	0.05
USD	CNH	8/2026	8,815	0.03
USD	CNH	8/2026	6,832	0.02
CNH	USD	8/2026	(29,168)	(0.1)
USD	CNH	8/2026	4,085	0.01
USD	CNH	8/2026	5,408	0.02
USD	CNH	8/2026	7,018	0.02
USD	CNH	8/2026	8,933	0.03
USD	CNH	8/2026	11,156	0.04
USD	CNH	8/2026	13,674	0.05
USD	CNH	8/2026	16,459	0.05
CNH	USD	8/2026	(32,256)	(0.11)
CNH	USD	8/2026	(25,989)	(0.09)
CNH	USD	8/2026	(7,930)	(0.03)
CNH	USD	8/2026	(22,796)	(0.08)
CNH	USD	8/2026	(19,668)	(0.06)
CNH	USD	8/2026	(16,678)	(0.06)
CNH	USD	8/2026	(13,890)	(0.05)
USD	CNH	8/2026	2,002	0.01
USD	CNH	8/2026	2,809	0.01
USD	CNH	8/2026	3,858	0.01
USD	CNH	8/2026	5,188	0.02
USD	CNH	8/2026	3,024	0.01
CNH	USD	8/2026	(10,018)	(0.03)
USD	CNH	8/2026	12,246	0.04
USD	CNH	8/2026	7,811	0.03
USD	CNH	8/2026	9,870	0.03
USD	CNH	8/2026	14,926	0.05
CNH	USD	8/2026	(12,417)	(0.04)
USD	CNH	8/2026	17,879	0.06
USD	CNH	8/2026	21,059	0.07
USD	CNH	8/2026	24,403	0.08
USD	CNH	8/2026	27,841	0.09
CNH	USD	8/2026	(24,503)	(0.08)
CNH	USD	8/2026	(21,210)	(0.07)
CNH	USD	8/2026	(18,057)	(0.06)
CNH	USD	8/2026	(15,109)	(0.05)
USD	CNH	8/2026	3,714	0.01
USD	CNH	8/2026	5,295	0.02
USD	CNH	8/2026	7,328	0.02
USD	CNH	8/2026	9	-
CNH	USD	8/2026	(42,975)	(0.14)
CNH	USD	8/2026	(35,510)	(0.12)
CNH	USD	8/2026	(27,688)	(0.09)
CNH	USD	8/2026	(20,237)	(0.07)
CNH	USD	8/2026	(13,788)	(0.05)
USD	CNH	8/2026	1	-
USD	CNH	8/2026	2	-
USD	CNH	8/2026	32	-
CNH	USD	8/2026	(54,536)	(0.18)
USD	CNH	8/2026	100	-
USD	CNH	8/2026	279	-
USD	CNH	8/2026	703	-
CNH	USD	8/2026	(61,874)	(0.2)
CNH	USD	8/2026	(60,268)	(0.2)
CNH	USD	8/2026	(57,428)	(0.19)
CNH	USD	8/2026	(53,001)	(0.18)
CNH	USD	8/2026	(46,862)	(0.15)
CNH	USD	8/2026	(49,445)	(0.16)
USD	CNH	8/2026	5,423	0.02
CNH	USD	8/2026	(30,869)	(0.1)
CNH	USD	8/2026	(40,898)	(0.14)
USD	CNH	8/2026	379	-
USD	CNH	8/2026	760	-
USD	CNH	8/2026	1,437	-
USD	CNH	8/2026	2,565	0.01
USD	CNH	8/2026	4,323	0.01
CNH	USD	8/2026	(53,973)	(0.18)
CNH	USD	8/2026	(50,572)	(0.17)
CNH	USD	8/2026	(46,184)	(0.15)
CNH	USD	8/2026	(34,951)	(0.12)
USD	CNH	8/2026	2,961	0.01
CNH	USD	8/2026	(28,695)	(0.09)
CNH	USD	8/2026	(22,544)	(0.07)
USD	CNH	8/2026	14	-
USD	CNH	8/2026	41	-
USD	CNH	8/2026	115	-
USD	CNH	8/2026	294	-
USD	CNH	8/2026	690	-
USD	CNH	8/2026	1,490	-
CNH	USD	8/2026	(39,267)	(0.13)
USD	CNH	8/2026	9,846	0.03
CNH	USD	8/2026	(57,098)	(0.19)
CNH	USD	8/2026	(55,690)	(0.18)
CNH	USD	8/2026	(52,765)	(0.17)
CNH	USD	8/2026	(47,713)	(0.16)
CNH	USD	8/2026	(40,368)	(0.13)
CNH	USD	8/2026	(31,338)	(0.1)
USD	CNH	8/2026	94	-
USD	CNH	8/2026	1	-
USD	CNH	8/2026	6	-
USD	CNH	8/2026	34	-
USD	CNH	8/2026	160	-
CNH	USD	8/2026	(56,521)	(0.19)
CNH	USD	8/2026	(55,316)	(0.18)
CNH	USD	8/2026	(52,369)	(0.17)
CNH	USD	8/2026	(46,737)	(0.15)
CNH	USD	8/2026	(57,636)	(0.19)
USD	CNH	8/2026	23	-
CNH	USD	8/2026	(56,083)	(0.19)
USD	CNH	8/2026	2	-
USD	CNH	8/2026	7	-
USD	CNH	8/2026	28	-
USD	CNH	8/2026	96	-
USD	CNH	8/2026	295	-
CNH	USD	8/2026	(59,184)	(0.2)
CNH	USD	8/2026	(58,171)	(0.19)
CNH	USD	8/2026	(52,421)	(0.17)
USD	CNH	8/2026	5	-
CNH	USD	8/2026	(46,854)	(0.15)
CNH	USD	8/2026	(39,472)	(0.13)
CNH	USD	8/2026	(30,919)	(0.1)
USD	CNH	8/2026	1	-
USD	CNH	8/2026	178	-
USD	CNH	8/2026	79	-
USD	CNH	8/2026	33	-
USD	CNH	8/2026	6,848	0.02
CNH	USD	8/2026	(20,192)	(0.07)
CNH	USD	8/2026	(16,245)	(0.05)
USD	CNH	8/2026	379	-
USD	CNH	8/2026	680	-
USD	CNH	8/2026	1,170	-
USD	CNH	8/2026	1,933	0.01
USD	CNH	8/2026	3,067	0.01
USD	CNH	8/2026	4,673	0.02
USD	CNH	8/2026	9,658	0.03
CNH	USD	8/2026	(28,738)	(0.09)
CNH	USD	8/2026	(43,586)	(0.14)
CNH	USD	8/2026	(39,610)	(0.13)
CNH	USD	8/2026	(35,134)	(0.12)
CNH	USD	8/2026	(30,334)	(0.1)
CNH	USD	8/2026	(25,427)	(0.08)
CNH	USD	8/2026	(20,644)	(0.07)
CNH	USD	8/2026	(16,202)	(0.05)
USD	CNH	8/2026	670	-
CNH	USD	8/2026	(24,409)	(0.08)
CNH	USD	8/2026	(33,012)	(0.11)
CNH	USD	8/2026	(16,343)	(0.05)
CNH	USD	8/2026	(11,729)	(0.04)
USD	CNH	8/2026	12,856	0.04
USD	CNH	8/2026	16,326	0.05
CNH	USD	8/2026	(35,144)	(0.12)
CNH	USD	8/2026	(31,101)	(0.1)
CNH	USD	8/2026	(26,918)	(0.09)
CNH	USD	8/2026	(22,749)	(0.08)
CNH	USD	8/2026	(18,743)	(0.06)
CNH	USD	8/2026	(15,036)	(0.05)
USD	CNH	8/2026	741	-
CNH	USD	8/2026	(37,068)	(0.12)
USD	CNH	8/2026	1,206	-
USD	CNH	8/2026	1,895	0.01
USD	CNH	8/2026	2,883	0.01
USD	CNH	8/2026	4,242	0.01
USD	CNH	8/2026	6,044	0.02
USD	CNH	8/2026	8,344	0.03
USD	CNH	8/2026	11,167	0.04
CNH	USD	8/2026	(40,768)	(0.13)
USD	CNH	8/2026	1,177	-
USD	CNH	8/2026	1,976	0.01
USD	CNH	8/2026	3,177	0.01
USD	CNH	8/2026	1,988	0.01
CNH	USD	8/2026	(21,689)	(0.07)
CNH	USD	8/2026	(16,877)	(0.06)
CNH	USD	8/2026	(12,604)	(0.04)
CNH	USD	8/2026	(9,015)	(0.03)
USD	CNH	8/2026	145	-
USD	CNH	8/2026	303	-
USD	CNH	8/2026	598	-
USD	CNH	8/2026	1,119	-
USD	CNH	8/2026	3,352	0.01
USD	CNH	8/2026	4,892	0.02
USD	CNH	8/2026	5,370	0.02
USD	CNH	8/2026	8,183	0.03
CNH	USD	8/2026	(48,753)	(0.16)
CNH	USD	8/2026	(44,292)	(0.15)
CNH	USD	8/2026	(39,075)	(0.13)
CNH	USD	8/2026	(33,337)	(0.11)
CNH	USD	8/2026	(27,403)	(0.09)
CNH	USD	8/2026	(21,628)	(0.07)
CNH	USD	8/2026	(26,814)	(0.09)
CNH	USD	8/2026	(31,977)	(0.11)
CNH	USD	8/2026	(36,896)	(0.12)
USD	CNH	8/2026	14,207	0.05
USD	CNH	8/2026	7,223	0.02
USD	CNH	8/2026	10,236	0.03
USD	CNH	8/2026	13,939	0.05
CNH	USD	8/2026	(37,865)	(0.13)
CNH	USD	8/2026	(33,154)	(0.11)
CNH	USD	8/2026	(28,171)	(0.09)
CNH	USD	8/2026	(23,167)	(0.08)
CNH	USD	8/2026	(18,392)	(0.06)
CNH	USD	8/2026	(14,066)	(0.05)
CNH	USD	8/2026	(10,343)	(0.03)
USD	CNH	8/2026	595	-
USD	CNH	8/2026	1,078	-
USD	CNH	8/2026	1,859	0.01
USD	CNH	8/2026	3,058	0.01
USD	CNH	8/2026	4,802	0.02
USD	CNH	8/2026	7,203	0.02
USD	CNH	8/2026	10,336	0.03
SGD	USD	8/2026	(41,320)	(0.14)
USD	SGD	8/2026	2	-
USD	SGD	8/2026	16	-
USD	SGD	8/2026	85	-
USD	SGD	8/2026	364	-
USD	SGD	8/2026	1,284	-
USD	SGD	8/2026	3,717	0.01
SGD	USD	8/2026	(61,973)	(0.2)
SGD	USD	8/2026	(53,317)	(0.18)
SGD	USD	8/2026	(28,036)	(0.09)
SGD	USD	8/2026	(16,267)	(0.05)
SGD	USD	8/2026	(7,925)	(0.03)
SGD	USD	8/2026	(3,198)	(0.01)
SGD	USD	8/2026	(4,010)	(0.01)
USD	SGD	8/2026	5,409	0.02
SGD	USD	8/2026	(31,186)	(0.1)
SGD	USD	8/2026	(24,084)	(0.08)
SGD	USD	8/2026	(17,741)	(0.06)
USD	SGD	8/2026	104	-
USD	SGD	8/2026	270	-
USD	SGD	8/2026	647	-
USD	SGD	8/2026	1,426	-
USD	SGD	8/2026	2,892	0.01
USD	SGD	8/2026	9,345	0.03
SGD	USD	8/2026	(45,977)	(0.15)
USD	SGD	8/2026	14,951	0.05
SGD	USD	8/2026	(51,240)	(0.17)
SGD	USD	8/2026	(42,902)	(0.14)
SGD	USD	8/2026	(33,933)	(0.11)
SGD	USD	8/2026	(25,178)	(0.08)
SGD	USD	8/2026	(17,420)	(0.06)
SGD	USD	8/2026	(11,182)	(0.04)
SGD	USD	8/2026	(6,632)	(0.02)
SGD	USD	8/2026	(38,641)	(0.13)
SGD	USD	8/2026	(52,743)	(0.17)
SGD	USD	8/2026	(8,529)	(0.03)
SGD	USD	8/2026	(21,028)	(0.07)
USD	SGD	8/2026	6,945	0.02
USD	SGD	8/2026	10,453	0.03
USD	SGD	8/2026	15,026	0.05
SGD	USD	8/2026	(55,098)	(0.18)
SGD	USD	8/2026	(48,797)	(0.16)
SGD	USD	8/2026	(41,848)	(0.14)
SGD	USD	8/2026	(34,628)	(0.11)
SGD	USD	8/2026	(27,557)	(0.09)
SGD	USD	8/2026	(15,348)	(0.05)
SGD	USD	8/2026	(58,588)	(0.19)
USD	SGD	8/2026	194	-
USD	SGD	8/2026	407	-
USD	SGD	8/2026	808	-
USD	SGD	8/2026	1,520	0.01
USD	SGD	8/2026	2,707	0.01
USD	SGD	8/2026	4,569	0.02
USD	SGD	8/2026	7,317	0.02
USD	SGD	8/2026	11,129	0.04
USD	SGD	8/2026	27	-
USD	SGD	8/2026	85	-
USD	SGD	8/2026	245	-
USD	SGD	8/2026	119	-
SGD	USD	8/2026	(36,521)	(0.12)
SGD	USD	8/2026	(26,312)	(0.09)
SGD	USD	8/2026	(17,227)	(0.06)
SGD	USD	8/2026	(10,162)	(0.03)
SGD	USD	8/2026	(5,364)	(0.02)
USD	SGD	8/2026	1	-
USD	SGD	8/2026	6	-
USD	SGD	8/2026	30	-
USD	SGD	8/2026	408	-
USD	SGD	8/2026	634	-
USD	SGD	8/2026	1,205	-
USD	SGD	8/2026	3,075	0.01
USD	SGD	8/2026	6,801	0.02
SGD	USD	8/2026	(56,443)	(0.19)
SGD	USD	8/2026	(47,592)	(0.16)
SGD	USD	8/2026	(36,761)	(0.12)
SGD	USD	8/2026	(25,560)	(0.08)
SGD	USD	8/2026	(15,767)	(0.05)
SGD	USD	8/2026	(46,544)	(0.15)
SGD	USD	8/2026	(55,140)	(0.18)
USD	SGD	8/2026	9,166	0.03
USD	SGD	8/2026	4,768	0.02
USD	SGD	8/2026	1,489	-
USD	SGD	8/2026	3,176	0.01
USD	SGD	8/2026	6,160	0.02
USD	SGD	8/2026	10,895	0.04
SGD	USD	8/2026	(56,446)	(0.19)
SGD	USD	8/2026	(48,106)	(0.16)
SGD	USD	8/2026	(38,552)	(0.13)
SGD	USD	8/2026	(28,781)	(0.1)
SGD	USD	8/2026	(19,855)	(0.07)
SGD	USD	8/2026	(12,571)	(0.04)
SGD	USD	8/2026	(7,265)	(0.02)
USD	SGD	8/2026	8	-
USD	SGD	8/2026	32	-
USD	SGD	8/2026	111	-
USD	SGD	8/2026	339	-
USD	SGD	8/2026	919	-
USD	SGD	8/2026	2,217	0.01
CNH	USD	8/2026	(38,155)	(0.13)
CNH	USD	8/2026	(27,669)	(0.09)
EUR	PLN	8/2026	4,758	0.02
PLN	EUR	8/2026	(38,270)	(0.13)
PLN	EUR	8/2026	(31,976)	(0.11)
PLN	EUR	8/2026	(25,863)	(0.09)
PLN	EUR	8/2026	(20,206)	(0.07)
EUR	PLN	8/2026	598	-
EUR	PLN	8/2026	1,071	-
EUR	PLN	8/2026	1,838	0.01
EUR	PLN	8/2026	3,020	0.01
EUR	PLN	8/2026	7,188	0.02
PLN	EUR	8/2026	(50,213)	(0.17)
EUR	PLN	8/2026	10,423	0.03
EUR	PLN	8/2026	14,522	0.05
PLN	EUR	8/2026	(50,075)	(0.17)
PLN	EUR	8/2026	(44,630)	(0.15)
PLN	EUR	8/2026	(38,669)	(0.13)
PLN	EUR	8/2026	(32,475)	(0.11)
PLN	EUR	8/2026	(26,363)	(0.09)
PLN	EUR	8/2026	(20,639)	(0.07)
PLN	EUR	8/2026	(44,444)	(0.15)
PLN	EUR	8/2026	(55,345)	(0.18)
EUR	PLN	8/2026	1,236	-
PLN	EUR	8/2026	(25,690)	(0.08)
EUR	PLN	8/2026	8,187	0.03
EUR	PLN	8/2026	11,257	0.04
EUR	PLN	8/2026	15,017	0.05
EUR	PLN	8/2026	19,447	0.06
PLN	EUR	8/2026	(47,508)	(0.16)
PLN	EUR	8/2026	(42,257)	(0.14)
PLN	EUR	8/2026	(36,727)	(0.12)
PLN	EUR	8/2026	(31,131)	(0.1)
PLN	EUR	8/2026	(20,607)	(0.07)
EUR	PLN	8/2026	12,999	0.04
PLN	EUR	8/2026	(16,044)	(0.05)
EUR	PLN	8/2026	536	-
EUR	PLN	8/2026	952	-
EUR	PLN	8/2026	1,625	0.01
EUR	PLN	8/2026	2,663	0.01
EUR	PLN	8/2026	4,195	0.01
EUR	PLN	8/2026	6,355	0.02
EUR	PLN	8/2026	9,262	0.03
PLN	EUR	8/2026	(15,547)	(0.05)
EUR	PLN	8/2026	2,139	0.01
PLN	EUR	8/2026	(9,870)	(0.03)
EUR	PLN	8/2026	2,886	0.01
PLN	EUR	8/2026	(33,165)	(0.11)
PLN	EUR	8/2026	(26,305)	(0.09)
PLN	EUR	8/2026	(19,977)	(0.07)
PLN	EUR	8/2026	(14,488)	(0.05)
PLN	EUR	8/2026	(10,010)	(0.03)
EUR	PLN	8/2026	431	-
EUR	PLN	8/2026	859	-
EUR	PLN	8/2026	1,620	0.01
EUR	PLN	8/2026	4,863	0.02
PLN	EUR	8/2026	(46,874)	(0.15)
EUR	PLN	8/2026	7,758	0.03
EUR	PLN	8/2026	11,735	0.04
EUR	PLN	8/2026	16,855	0.06
PLN	EUR	8/2026	(47,891)	(0.16)
PLN	EUR	8/2026	(41,135)	(0.14)
PLN	EUR	8/2026	(33,963)	(0.11)
PLN	EUR	8/2026	(26,846)	(0.09)
PLN	EUR	8/2026	(20,243)	(0.07)
PLN	EUR	8/2026	(40,162)	(0.13)
EUR	PLN	8/2026	19,206	0.06
EUR	PLN	8/2026	3,533	0.01
PLN	EUR	8/2026	(22,083)	(0.07)
EUR	PLN	8/2026	5,575	0.02
EUR	PLN	8/2026	8,412	0.03
EUR	PLN	8/2026	12,146	0.04
EUR	PLN	8/2026	16,806	0.06
EUR	PLN	8/2026	22,317	0.07
PLN	EUR	8/2026	(40,844)	(0.13)
PLN	EUR	8/2026	(34,510)	(0.11)
PLN	EUR	8/2026	(28,140)	(0.09)
PLN	EUR	8/2026	(16,635)	(0.05)
EUR	PLN	8/2026	13,836	0.05
PLN	EUR	8/2026	(12,002)	(0.04)
PLN	EUR	8/2026	(8,279)	(0.03)
EUR	PLN	8/2026	700	-
EUR	PLN	8/2026	1,306	-
EUR	PLN	8/2026	2,313	0.01
EUR	PLN	8/2026	3,895	0.01
EUR	PLN	8/2026	6,239	0.02
EUR	PLN	8/2026	9,516	0.03
EUR	PLN	8/2026	5,772	0.02
EUR	PLN	8/2026	3,943	0.01
EUR	PLN	8/2026	2,608	0.01
EUR	PLN	8/2026	32,668	0.11
PLN	EUR	8/2026	(12,579)	(0.04)
EUR	PLN	8/2026	6,374	0.02
EUR	PLN	8/2026	8,645	0.03
EUR	PLN	8/2026	11,437	0.04
EUR	PLN	8/2026	14,770	0.05
EUR	PLN	8/2026	18,629	0.06
EUR	PLN	8/2026	22,963	0.08
EUR	PLN	8/2026	27,682	0.09
PLN	EUR	8/2026	(33,044)	(0.11)
PLN	EUR	8/2026	(19,357)	(0.06)
PLN	EUR	8/2026	(28,199)	(0.09)
PLN	EUR	8/2026	(23,539)	(0.08)
PLN	EUR	8/2026	(19,199)	(0.06)
PLN	EUR	8/2026	(15,286)	(0.05)
PLN	EUR	8/2026	(11,868)	(0.04)
PLN	EUR	8/2026	(8,979)	(0.03)
EUR	PLN	8/2026	2,459	0.01
EUR	PLN	8/2026	3,619	0.01
PLN	EUR	8/2026	(15,774)	(0.05)
PLN	EUR	8/2026	(23,263)	(0.08)
EUR	PLN	8/2026	1,670	0.01
EUR	PLN	8/2026	4,939	0.02
EUR	PLN	8/2026	22,427	0.07
PLN	EUR	8/2026	(40,274)	(0.13)
PLN	EUR	8/2026	(36,120)	(0.12)
PLN	EUR	8/2026	(31,865)	(0.11)
PLN	EUR	8/2026	(27,625)	(0.09)
PLN	EUR	8/2026	(23,510)	(0.08)
PLN	EUR	8/2026	(19,626)	(0.06)
PLN	EUR	8/2026	(16,057)	(0.05)
EUR	PLN	8/2026	6,665	0.02
PLN	EUR	8/2026	(27,403)	(0.09)
EUR	PLN	8/2026	8,799	0.03
EUR	PLN	8/2026	11,369	0.04
EUR	PLN	8/2026	14,383	0.05
EUR	PLN	8/2026	17,824	0.06
EUR	PLN	8/2026	21,649	0.07
EUR	PLN	8/2026	25,789	0.09
PLN	EUR	8/2026	(35,941)	(0.12)
PLN	EUR	8/2026	(31,668)	(0.1)
EUR	PLN	8/2026	5,182	0.02
EUR	PLN	8/2026	7,223	0.02
EUR	PLN	8/2026	9,805	0.03
EUR	PLN	8/2026	13,202	0.04
PLN	EUR	8/2026	(23,372)	(0.08)
PLN	EUR	8/2026	(18,786)	(0.06)
PLN	EUR	8/2026	(14,697)	(0.05)
EUR	PLN	8/2026	2,301	0.01
EUR	PLN	8/2026	3,464	0.01
EUR	PLN	8/2026	5,059	0.02
EUR	PLN	8/2026	7,171	0.02
EUR	PLN	8/2026	9,872	0.03
EUR	PLN	8/2026	17,166	0.06
EUR	PLN	8/2026	12,970	0.04
EUR	PLN	8/2026	21,719	0.07
PLN	EUR	8/2026	(44,058)	(0.15)
PLN	EUR	8/2026	(38,898)	(0.13)
PLN	EUR	8/2026	(33,573)	(0.11)
PLN	EUR	8/2026	(28,280)	(0.09)
PLN	EUR	8/2026	(23,213)	(0.08)
PLN	EUR	8/2026	(18,541)	(0.06)
PLN	EUR	8/2026	(14,392)	(0.05)
PLN	EUR	8/2026	(28,336)	(0.09)
PLN	EUR	8/2026	(33,520)	(0.11)
PLN	EUR	8/2026	(38,744)	(0.13)
PLN	EUR	8/2026	(43,825)	(0.14)
EUR	PLN	8/2026	16,725	0.06
EUR	PLN	8/2026	21,039	0.07
PLN	EUR	8/2026	(46,810)	(0.15)
PLN	EUR	8/2026	(41,883)	(0.14)
PLN	EUR	8/2026	(36,737)	(0.12)
PLN	EUR	8/2026	(31,542)	(0.1)
PLN	EUR	8/2026	(26,472)	(0.09)
PLN	EUR	8/2026	(21,690)	(0.07)
PLN	EUR	8/2026	(17,331)	(0.06)
EUR	PLN	8/2026	2,659	0.01
EUR	PLN	8/2026	3,923	0.01
EUR	PLN	8/2026	5,624	0.02
EUR	PLN	8/2026	7,839	0.03
EUR	PLN	8/2026	10,628	0.04
EUR	PLN	8/2026	14,024	0.05
EUR	PLN	8/2026	18,020	0.06
EUR	PLN	8/2026	22,567	0.07
PLN	EUR	8/2026	(14,515)	(0.05)
EUR	PLN	8/2026	41	-
EUR	PLN	8/2026	15,092	0.05
EUR	PLN	8/2026	115	-
EUR	PLN	8/2026	1,285	-
PLN	EUR	8/2026	(39,407)	(0.13)
PLN	EUR	8/2026	(30,905)	(0.1)
PLN	EUR	8/2026	(22,547)	(0.07)
PLN	EUR	8/2026	(15,188)	(0.05)
PLN	EUR	8/2026	(9,390)	(0.03)
PLN	EUR	8/2026	(5,301)	(0.02)
EUR	PLN	8/2026	183	-
EUR	PLN	8/2026	514	-
EUR	PLN	8/2026	2,870	0.01
EUR	PLN	8/2026	11,610	0.04
EUR	PLN	8/2026	5,736	0.02
EUR	PLN	8/2026	10,304	0.03
EUR	PLN	8/2026	16,711	0.06
EUR	PLN	8/2026	24,618	0.08
PLN	EUR	8/2026	(26,166)	(0.09)
PLN	EUR	8/2026	(18,131)	(0.06)
PLN	EUR	8/2026	(11,405)	(0.04)
PLN	EUR	8/2026	(6,464)	(0.02)
PLN	EUR	8/2026	(47,147)	(0.16)
EUR	PLN	8/2026	6,831	0.02
PLN	EUR	8/2026	(42,705)	(0.14)
EUR	PLN	8/2026	297	-
EUR	PLN	8/2026	703	-
EUR	PLN	8/2026	1,532	0.01
EUR	PLN	8/2026	3,076	0.01
EUR	PLN	8/2026	5,700	0.02
EUR	PLN	8/2026	9,768	0.03
PLN	EUR	8/2026	(58,272)	(0.19)
PLN	EUR	8/2026	(51,126)	(0.17)
PLN	EUR	8/2026	(33,699)	(0.11)
EUR	PLN	8/2026	3,676	0.01
PLN	EUR	8/2026	(24,949)	(0.08)
PLN	EUR	8/2026	(17,228)	(0.06)
PLN	EUR	8/2026	(11,041)	(0.04)
EUR	PLN	8/2026	40	-
EUR	PLN	8/2026	120	-
EUR	PLN	8/2026	327	-
EUR	PLN	8/2026	805	-
EUR	PLN	8/2026	1,804	0.01
PLN	EUR	8/2026	(3,283)	(0.01)
PLN	EUR	8/2026	(1,486)	-
PLN	EUR	8/2026	(598)	-
EUR	PLN	8/2026	50,478	0.17
PLN	EUR	8/2026	(2,103)	(0.01)
PLN	EUR	8/2026	(692)	-
PLN	EUR	8/2026	(187)	-
PLN	EUR	8/2026	(41)	-
PLN	EUR	8/2026	(7)	-
PLN	EUR	8/2026	(1)	-
EUR	PLN	8/2026	758	-
EUR	PLN	8/2026	44,568	0.15
EUR	PLN	8/2026	35,972	0.12
EUR	PLN	8/2026	25,822	0.09
EUR	PLN	8/2026	16,111	0.05
EUR	PLN	8/2026	1,956	0.01
EUR	PLN	8/2026	4,391	0.01
EUR	PLN	8/2026	8,621	0.03
EUR	PLN	8/2026	14,895	0.05
EUR	PLN	8/2026	22,837	0.08
EUR	PLN	8/2026	31,415	0.1
EUR	PLN	8/2026	39,321	0.13
PLN	EUR	8/2026	(8,138)	(0.03)
PLN	EUR	8/2026	(4,080)	(0.01)
PLN	EUR	8/2026	(1,780)	(0.01)
PLN	EUR	8/2026	(672)	-
PLN	EUR	8/2026	(219)	-
PLN	EUR	8/2026	(61)	-
PLN	EUR	8/2026	(15)	-
EUR	PLN	8/2026	1,445	-
EUR	PLN	8/2026	3,854	0.01
EUR	PLN	8/2026	8,584	0.03
EUR	PLN	8/2026	18,575	0.06
EUR	PLN	8/2026	12,021	0.04
EUR	PLN	8/2026	9,384	0.03
EUR	PLN	8/2026	9,510	0.03
EUR	PLN	8/2026	12,017	0.04
EUR	PLN	8/2026	14,914	0.05
EUR	PLN	8/2026	18,189	0.06
EUR	PLN	8/2026	25,711	0.08
EUR	PLN	8/2026	21,806	0.07
EUR	PLN	8/2026	29,832	0.1
PLN	EUR	8/2026	(40,311)	(0.13)
EUR	PLN	8/2026	4,080	0.01
EUR	PLN	8/2026	5,520	0.02
EUR	PLN	8/2026	7,316	0.02
EUR	PLN	8/2026	9,504	0.03
EUR	PLN	8/2026	12,103	0.04
EUR	PLN	8/2026	15,118	0.05
EUR	PLN	8/2026	18,527	0.06
EUR	PLN	8/2026	22,291	0.07
PLN	EUR	8/2026	(36,260)	(0.12)
PLN	EUR	8/2026	(10,097)	(0.03)
PLN	EUR	8/2026	(32,105)	(0.11)
PLN	EUR	8/2026	(27,955)	(0.09)
PLN	EUR	8/2026	(23,916)	(0.08)
PLN	EUR	8/2026	(20,085)	(0.07)
PLN	EUR	8/2026	(16,547)	(0.05)
EUR	PLN	8/2026	3,938	0.01
EUR	PLN	8/2026	5,372	0.02
EUR	PLN	8/2026	7,175	0.02
PLN	EUR	8/2026	(7,825)	(0.03)
PLN	EUR	8/2026	(12,766)	(0.04)
EUR	PLN	8/2026	34,082	0.11
EUR	PLN	8/2026	13,917	0.05
PLN	EUR	8/2026	(30,057)	(0.1)
PLN	EUR	8/2026	(26,054)	(0.09)
PLN	EUR	8/2026	(22,208)	(0.07)
PLN	EUR	8/2026	(18,602)	(0.06)
PLN	EUR	8/2026	(15,301)	(0.05)
PLN	EUR	8/2026	(12,351)	(0.04)
PLN	EUR	8/2026	(9,779)	(0.03)
EUR	PLN	8/2026	11,105	0.04
EUR	PLN	8/2026	17,124	0.06
PLN	EUR	8/2026	(15,822)	(0.05)
EUR	PLN	8/2026	20,699	0.07
EUR	PLN	8/2026	24,589	0.08
EUR	PLN	8/2026	28,723	0.09
EUR	PLN	8/2026	33,015	0.11
EUR	PLN	8/2026	37,365	0.12
PLN	EUR	8/2026	(26,904)	(0.09)
PLN	EUR	8/2026	(22,953)	(0.08)
PLN	EUR	8/2026	(19,235)	(0.06)
USD	SGD	8/2026	4,402	0.01
USD	SGD	8/2026	2,659	0.01
USD	SGD	8/2026	1,529	0.01
INR	USD	8/2026	(27,641)	(0.09)
USD	INR	8/2026	18,725	0.06
USD	INR	8/2026	23,143	0.08
USD	INR	8/2026	28,071	0.09
USD	INR	8/2026	33,434	0.11
INR	USD	8/2026	(49,213)	(0.16)
INR	USD	8/2026	(43,750)	(0.14)
INR	USD	8/2026	(38,236)	(0.13)
INR	USD	8/2026	(32,820)	(0.11)
INR	USD	8/2026	(22,823)	(0.08)
USD	INR	8/2026	11,567	0.04
INR	USD	8/2026	(18,459)	(0.06)
USD	INR	8/2026	5,495	0.02
USD	INR	8/2026	7,463	0.02
USD	INR	8/2026	9,922	0.03
USD	INR	8/2026	12,918	0.04
USD	INR	8/2026	16,474	0.05
USD	INR	8/2026	20,587	0.07
USD	INR	8/2026	25,223	0.08
USD	INR	8/2026	14,862	0.05
USD	INR	8/2026	8,825	0.03
INR	USD	8/2026	(48,249)	(0.16)
USD	INR	8/2026	23,548	0.08
INR	USD	9/2026	(19,090)	(0.06)
INR	USD	9/2026	(15,365)	(0.05)
INR	USD	9/2026	(12,121)	(0.04)
USD	INR	8/2026	7,166	0.02
USD	INR	8/2026	9,444	0.03
USD	INR	8/2026	12,207	0.04
USD	INR	8/2026	15,481	0.05
USD	INR	8/2026	19,269	0.06
USD	INR	8/2026	28,266	0.09
USD	INR	8/2026	6,598	0.02
USD	INR	8/2026	33,346	0.11
INR	USD	8/2026	(44,897)	(0.15)
INR	USD	8/2026	(39,801)	(0.13)
INR	USD	8/2026	(34,701)	(0.11)
INR	USD	8/2026	(29,728)	(0.1)
INR	USD	8/2026	(25,002)	(0.08)
INR	USD	8/2026	(20,627)	(0.07)
INR	USD	8/2026	(16,681)	(0.06)
USD	INR	8/2026	30,313	0.1
INR	USD	8/2026	(42,957)	(0.14)
INR	USD	8/2026	(54,178)	(0.18)
USD	INR	8/2026	3,475	0.01
USD	INR	8/2026	5,040	0.02
USD	INR	8/2026	7,120	0.02
USD	INR	8/2026	9,802	0.03
USD	INR	8/2026	13,152	0.04
INR	USD	8/2026	(69,095)	(0.23)
INR	USD	8/2026	(64,738)	(0.21)
INR	USD	8/2026	(59,731)	(0.2)
INR	USD	8/2026	(48,229)	(0.16)
USD	INR	8/2026	1,525	0.01
INR	USD	8/2026	(42,069)	(0.14)
INR	USD	8/2026	(35,904)	(0.12)
USD	INR	8/2026	628	-
USD	INR	8/2026	1,021	-
USD	INR	8/2026	1,612	0.01
USD	INR	8/2026	2,475	0.01
USD	INR	8/2026	3,694	0.01
USD	INR	8/2026	5,362	0.02
USD	INR	8/2026	2,333	0.01
USD	INR	8/2026	971	-
INR	USD	8/2026	(37,584)	(0.12)
USD	INR	8/2026	9,283	0.03
INR	USD	8/2026	(32,279)	(0.11)
INR	USD	8/2026	(27,186)	(0.09)
INR	USD	8/2026	(22,433)	(0.07)
INR	USD	8/2026	(18,121)	(0.06)
USD	INR	8/2026	2,451	0.01
USD	INR	8/2026	3,538	0.01
USD	INR	8/2026	4,992	0.02
USD	INR	8/2026	6,884	0.02
USD	INR	8/2026	12,242	0.04
INR	USD	8/2026	(27,818)	(0.09)
USD	INR	8/2026	15,796	0.05
USD	INR	8/2026	19,949	0.07
INR	USD	8/2026	(59,849)	(0.2)
INR	USD	8/2026	(55,011)	(0.18)
INR	USD	8/2026	(49,777)	(0.16)
INR	USD	8/2026	(44,282)	(0.15)
INR	USD	8/2026	(38,682)	(0.13)
INR	USD	8/2026	(33,141)	(0.11)
INR	USD	9/2026	(23,261)	(0.08)
INR	USD	9/2026	(27,813)	(0.09)
INR	USD	9/2026	(32,661)	(0.11)
INR	USD	9/2026	(37,696)	(0.12)
USD	INR	9/2026	11,636	0.04
USD	INR	9/2026	14,758	0.05
USD	INR	9/2026	18,386	0.06
USD	INR	9/2026	22,503	0.07
USD	INR	9/2026	27,072	0.09
USD	INR	9/2026	32,025	0.11
USD	INR	9/2026	37,274	0.12
USD	INR	9/2026	42,707	0.14
USD	INR	8/2026	10,406	0.03
KRW	USD	8/2026	(93,492)	(0.31)
USD	KRW	8/2026	4,193	0.01
USD	KRW	8/2026	6,331	0.02
USD	KRW	8/2026	9,293	0.03
USD	KRW	8/2026	13,262	0.04
KRW	USD	8/2026	(122,387)	(0.4)
KRW	USD	8/2026	(117,123)	(0.39)
KRW	USD	8/2026	(110,513)	(0.37)
KRW	USD	8/2026	(102,590)	(0.34)
KRW	USD	8/2026	(83,467)	(0.28)
USD	KRW	8/2026	1,690	0.01
KRW	USD	8/2026	(72,853)	(0.24)
USD	KRW	8/2026	1,029	-
USD	KRW	8/2026	1,708	0.01
USD	KRW	8/2026	2,755	0.01
USD	KRW	8/2026	4,312	0.01
USD	KRW	8/2026	6,553	0.02
USD	KRW	8/2026	9,669	0.03
USD	KRW	8/2026	13,856	0.05
USD	KRW	8/2026	2,700	0.01
USD	KRW	8/2026	1,028	-
KRW	USD	8/2026	(116,039)	(0.38)
USD	KRW	8/2026	14,154	0.05
KRW	USD	8/2026	(68,953)	(0.23)
KRW	USD	8/2026	(58,940)	(0.19)
KRW	USD	8/2026	(49,212)	(0.16)
USD	KRW	8/2026	2,007	0.01
USD	KRW	8/2026	3,127	0.01
USD	KRW	8/2026	4,745	0.02
USD	KRW	8/2026	7,012	0.02
USD	KRW	8/2026	10,094	0.03
USD	KRW	8/2026	19,338	0.06
USD	KRW	8/2026	608	-
USD	KRW	8/2026	25,751	0.09
KRW	USD	8/2026	(109,021)	(0.36)
KRW	USD	8/2026	(101,300)	(0.33)
KRW	USD	8/2026	(92,496)	(0.31)
KRW	USD	8/2026	(82,839)	(0.27)
KRW	USD	8/2026	(72,634)	(0.24)
KRW	USD	8/2026	(62,241)	(0.21)
KRW	USD	8/2026	(52,040)	(0.17)
USD	KRW	8/2026	19,286	0.06
KRW	USD	8/2026	(109,020)	(0.36)
USD	KRW	8/2026	5,592	0.02
KRW	USD	8/2026	(111,360)	(0.37)
USD	KRW	8/2026	896	-
USD	KRW	8/2026	1,643	0.01
USD	KRW	8/2026	2,889	0.01
USD	KRW	8/2026	4,873	0.02
USD	KRW	8/2026	7,887	0.03
KRW	USD	8/2026	(131,438)	(0.43)
KRW	USD	8/2026	(126,649)	(0.42)
KRW	USD	8/2026	(119,986)	(0.4)
KRW	USD	8/2026	(100,874)	(0.33)
USD	KRW	8/2026	236	-
KRW	USD	8/2026	(88,862)	(0.29)
KRW	USD	8/2026	(75,863)	(0.25)
USD	KRW	8/2026	52	-
USD	KRW	8/2026	116	-
USD	KRW	8/2026	247	-
USD	KRW	8/2026	505	-
USD	KRW	8/2026	985	-
USD	KRW	8/2026	1,839	0.01
USD	KRW	8/2026	469	-
USD	KRW	8/2026	113	-
KRW	USD	8/2026	(100,656)	(0.33)
USD	KRW	8/2026	3,594	0.01
KRW	USD	8/2026	(91,120)	(0.3)
KRW	USD	8/2026	(80,699)	(0.27)
KRW	USD	8/2026	(69,772)	(0.23)
KRW	USD	8/2026	(58,774)	(0.19)
USD	KRW	8/2026	443	-
USD	KRW	8/2026	783	-
USD	KRW	8/2026	1,344	-
USD	KRW	8/2026	2,233	0.01
USD	KRW	8/2026	5,605	0.02
KRW	USD	8/2026	(70,587)	(0.23)
USD	KRW	8/2026	8,469	0.03
USD	KRW	8/2026	12,402	0.04
KRW	USD	8/2026	(122,922)	(0.41)
KRW	USD	8/2026	(117,473)	(0.39)
KRW	USD	8/2026	(110,538)	(0.37)
KRW	USD	8/2026	(102,153)	(0.34)
KRW	USD	8/2026	(92,484)	(0.31)
KRW	USD	8/2026	(81,827)	(0.27)
KRW	USD	8/2026	(78,910)	(0.26)
KRW	USD	8/2026	(88,476)	(0.29)
KRW	USD	8/2026	(97,351)	(0.32)
USD	KRW	8/2026	12,238	0.04
USD	KRW	8/2026	73,008	0.24
KRW	USD	8/2026	(68,449)	(0.23)
KRW	USD	8/2026	(59,526)	(0.2)
KRW	USD	8/2026	(50,821)	(0.17)
KRW	USD	8/2026	(42,555)	(0.14)
KRW	USD	8/2026	(34,916)	(0.12)
KRW	USD	8/2026	(28,046)	(0.09)
KRW	USD	8/2026	(22,035)	(0.07)
USD	KRW	8/2026	16,314	0.05
USD	KRW	8/2026	53,532	0.18
USD	KRW	8/2026	21,335	0.07
USD	KRW	8/2026	27,377	0.09
USD	KRW	8/2026	34,476	0.11
USD	KRW	8/2026	42,619	0.14
USD	KRW	8/2026	51,736	0.17
USD	KRW	8/2026	61,697	0.2
KRW	USD	8/2026	(86,263)	(0.29)
KRW	USD	8/2026	(76,698)	(0.25)
USD	KRW	8/2026	63,023	0.21
USD	KRW	8/2026	44,717	0.15
KRW	USD	8/2026	(105,297)	(0.35)
KRW	USD	9/2026	(70,703)	(0.23)
USD	KRW	9/2026	21,057	0.07
USD	KRW	9/2026	26,764	0.09
USD	KRW	9/2026	33,442	0.11
USD	KRW	9/2026	41,086	0.14
USD	KRW	9/2026	49,644	0.16
USD	KRW	9/2026	59,017	0.2
USD	KRW	9/2026	69,054	0.23
USD	KRW	9/2026	79,563	0.26
KRW	USD	9/2026	(61,483)	(0.2)
USD	KRW	8/2026	36,721	0.12
KRW	USD	9/2026	(52,512)	(0.17)
KRW	USD	9/2026	(44,007)	(0.15)
KRW	USD	9/2026	(36,155)	(0.12)
KRW	USD	9/2026	(29,094)	(0.1)
KRW	USD	9/2026	(22,913)	(0.08)
USD	KRW	8/2026	18,292	0.06
USD	KRW	8/2026	23,491	0.08
USD	KRW	8/2026	29,632	0.1
KRW	USD	8/2026	(66,990)	(0.22)
KRW	USD	8/2026	(57,413)	(0.19)
KRW	USD	8/2026	(48,230)	(0.16)
KRW	USD	8/2026	(59,058)	(0.2)
USD	KRW	8/2026	19,608	0.06
USD	KRW	8/2026	25,493	0.08
USD	KRW	8/2026	32,455	0.11
KRW	USD	8/2026	(103,512)	(0.34)
KRW	USD	8/2026	(95,755)	(0.32)
KRW	USD	8/2026	(87,195)	(0.29)
KRW	USD	8/2026	(78,047)	(0.26)
KRW	USD	8/2026	(68,571)	(0.23)
KRW	USD	8/2026	(49,799)	(0.16)
KRW	USD	8/2026	(39,671)	(0.13)
USD	KRW	8/2026	2,841	0.01
USD	KRW	8/2026	4,274	0.01
USD	KRW	8/2026	6,273	0.02
USD	KRW	8/2026	8,985	0.03
USD	KRW	8/2026	12,561	0.04
USD	KRW	8/2026	17,141	0.06
USD	KRW	8/2026	22,837	0.08
USD	KRW	8/2026	29,713	0.1
USD	KRW	8/2026	14,765	0.05
USD	KRW	8/2026	10,881	0.04
USD	KRW	8/2026	7,848	0.03
USD	KRW	8/2026	5,539	0.02
KRW	USD	8/2026	(31,919)	(0.11)
USD	KRW	8/2026	4,592	0.02
USD	KRW	8/2026	6,531	0.02
USD	KRW	8/2026	9,099	0.03
USD	KRW	8/2026	12,416	0.04
USD	KRW	8/2026	16,596	0.05
USD	KRW	8/2026	21,734	0.07
USD	KRW	8/2026	27,892	0.09
USD	KRW	8/2026	35,086	0.12
KRW	USD	8/2026	(101,247)	(0.33)
KRW	USD	8/2026	(93,400)	(0.31)
KRW	USD	8/2026	(84,833)	(0.28)
KRW	USD	8/2026	(75,762)	(0.25)
KRW	USD	8/2026	(66,443)	(0.22)
KRW	USD	8/2026	(57,149)	(0.19)
KRW	USD	8/2026	(48,154)	(0.16)
USD	KRW	8/2026	3,825	0.01
USD	KRW	8/2026	3,279	0.01
KRW	USD	8/2026	(135,438)	(0.45)
KRW	USD	8/2026	(157,399)	(0.52)
KRW	USD	8/2026	(146,309)	(0.48)
KRW	USD	8/2026	(154,761)	(0.51)
KRW	USD	8/2026	(147,573)	(0.49)
KRW	USD	8/2026	(148,853)	(0.49)
KRW	USD	8/2026	(150,149)	(0.5)
KRW	USD	8/2026	(151,463)	(0.5)
KRW	USD	8/2026	(152,794)	(0.5)
KRW	USD	8/2026	(154,142)	(0.51)
KRW	USD	8/2026	(156,119)	(0.52)
KRW	USD	8/2026	(153,400)	(0.51)
KRW	USD	8/2026	(152,459)	(0.5)
KRW	USD	8/2026	(153,838)	(0.51)
KRW	USD	8/2026	(155,230)	(0.51)
KRW	USD	8/2026	(156,611)	(0.52)
KRW	USD	8/2026	(157,911)	(0.52)
KRW	USD	8/2026	(158,923)	(0.53)
KRW	USD	8/2026	(159,160)	(0.53)
KRW	USD	8/2026	(152,052)	(0.5)
KRW	USD	8/2026	(149,407)	(0.49)
KRW	USD	8/2026	(150,721)	(0.5)
KRW	USD	8/2026	(131,590)	(0.43)
KRW	USD	8/2026	(152,442)	(0.5)
USD	KRW	8/2026	9	-
USD	KRW	8/2026	25	-
USD	KRW	8/2026	63	-
USD	KRW	8/2026	151	-
USD	KRW	8/2026	345	-
USD	KRW	8/2026	746	-
KRW	USD	8/2026	(153,405)	(0.51)
KRW	USD	8/2026	(153,427)	(0.51)
KRW	USD	8/2026	(149,969)	(0.5)
USD	KRW	8/2026	1	-
KRW	USD	8/2026	(145,469)	(0.48)
KRW	USD	8/2026	(138,449)	(0.46)
KRW	USD	8/2026	(128,597)	(0.42)
USD	KRW	8/2026	1	-
USD	KRW	8/2026	3	-
USD	KRW	8/2026	9	-
USD	KRW	8/2026	26	-
USD	KRW	8/2026	3	-
KRW	USD	8/2026	(93,267)	(0.31)
USD	KRW	8/2026	356	-
KRW	USD	8/2026	(125,851)	(0.42)
KRW	USD	8/2026	(118,008)	(0.39)
KRW	USD	8/2026	(108,042)	(0.36)
KRW	USD	8/2026	(96,185)	(0.32)
KRW	USD	8/2026	(82,931)	(0.27)
USD	KRW	8/2026	30	-
USD	KRW	8/2026	72	-
USD	KRW	8/2026	164	-
USD	KRW	8/2026	736	-
KRW	USD	8/2026	(108,244)	(0.36)
USD	KRW	8/2026	1,448	-
USD	KRW	8/2026	2,715	0.01
USD	KRW	8/2026	4,848	0.02
KRW	USD	8/2026	(149,808)	(0.5)
KRW	USD	8/2026	(146,180)	(0.48)
KRW	USD	8/2026	(140,420)	(0.46)
KRW	USD	8/2026	(132,197)	(0.44)
KRW	USD	8/2026	(121,404)	(0.4)
USD	KRW	8/2026	72	-
USD	KRW	8/2026	184	-
USD	KRW	8/2026	445	-
KRW	USD	8/2026	(159,781)	(0.53)
USD	KRW	8/2026	1	-
USD	KRW	8/2026	3	-
USD	KRW	8/2026	14	-
USD	KRW	8/2026	51	-
KRW	USD	8/2026	(160,938)	(0.53)
KRW	USD	8/2026	(155,451)	(0.51)
KRW	USD	8/2026	(161,565)	(0.53)
KRW	USD	8/2026	(161,043)	(0.53)
KRW	USD	8/2026	(158,377)	(0.52)
KRW	USD	8/2026	(152,263)	(0.5)
KRW	USD	8/2026	(141,431)	(0.47)
KRW	USD	8/2026	(126,754)	(0.42)
KRW	USD	8/2026	(140,807)	(0.47)
KRW	USD	8/2026	(150,333)	(0.5)
KRW	USD	8/2026	(155,880)	(0.52)
KRW	USD	8/2026	(155,808)	(0.51)
KRW	USD	8/2026	(155,213)	(0.51)
KRW	USD	8/2026	(153,100)	(0.51)
KRW	USD	8/2026	(148,794)	(0.49)
KRW	USD	8/2026	(141,629)	(0.47)
KRW	USD	8/2026	(131,146)	(0.43)
USD	KRW	8/2026	1	-
USD	KRW	8/2026	2	-
USD	KRW	8/2026	8	-
USD	KRW	8/2026	28	-
USD	KRW	8/2026	91	-
USD	KRW	8/2026	265	-
KRW	USD	8/2026	(158,566)	(0.52)
KRW	USD	8/2026	(159,064)	(0.53)
KRW	USD	8/2026	(158,446)	(0.52)
USD	INR	8/2026	7,572	0.03
INR	USD	8/2026	(67,872)	(0.22)
USD	SGD	8/2026	837	-
USD	SGD	8/2026	19,126	0.06
SGD	USD	9/2026	(18,512)	(0.06)
USD	SGD	9/2026	18,123	0.06
USD	SGD	9/2026	21,757	0.07
USD	SGD	9/2026	25,682	0.08
USD	SGD	9/2026	29,825	0.1
USD	SGD	9/2026	34,096	0.11
SGD	USD	9/2026	(30,040)	(0.1)
SGD	USD	9/2026	(26,007)	(0.09)
SGD	USD	9/2026	(22,137)	(0.07)
SGD	USD	9/2026	(15,199)	(0.05)
USD	SGD	9/2026	11,931	0.04
SGD	USD	9/2026	(12,244)	(0.04)
SGD	USD	9/2026	(9,672)	(0.03)
USD	SGD	8/2026	3,233	0.01
USD	SGD	8/2026	4,422	0.01
USD	SGD	8/2026	5,926	0.02
USD	SGD	8/2026	7,786	0.03
USD	SGD	8/2026	10,029	0.03
USD	SGD	8/2026	12,673	0.04
USD	SGD	9/2026	14,836	0.05
USD	SGD	9/2026	9,422	0.03
USD	SGD	8/2026	15,713	0.05
SGD	USD	8/2026	(42,697)	(0.14)
USD	SGD	8/2026	17,338	0.06
SGD	USD	8/2026	(13,704)	(0.05)
USD	SGD	8/2026	1,490	-
USD	SGD	8/2026	2,326	0.01
USD	SGD	8/2026	3,515	0.01
USD	SGD	8/2026	5,144	0.02
USD	SGD	8/2026	7,295	0.02
USD	SGD	8/2026	10,031	0.03
USD	SGD	8/2026	13,383	0.04
SGD	USD	8/2026	(43,492)	(0.14)
SGD	USD	8/2026	(21,827)	(0.07)
SGD	USD	8/2026	(38,763)	(0.13)
SGD	USD	8/2026	(33,774)	(0.11)
SGD	USD	8/2026	(28,713)	(0.09)
SGD	USD	8/2026	(23,778)	(0.08)
SGD	USD	8/2026	(19,151)	(0.06)
SGD	USD	8/2026	(14,979)	(0.05)
USD	SGD	8/2026	1,229	-
USD	SGD	8/2026	2,000	0.01
SGD	USD	8/2026	(17,538)	(0.06)
SGD	USD	8/2026	(26,448)	(0.09)
USD	SGD	8/2026	4,745	0.02
USD	SGD	8/2026	1,964	0.01
USD	SGD	8/2026	16,352	0.05
SGD	USD	8/2026	(43,221)	(0.14)
SGD	USD	8/2026	(38,930)	(0.13)
SGD	USD	8/2026	(34,373)	(0.11)
SGD	USD	8/2026	(29,703)	(0.1)
SGD	USD	8/2026	(25,082)	(0.08)
SGD	USD	8/2026	(20,669)	(0.07)
SGD	USD	8/2026	(16,601)	(0.05)
USD	SGD	8/2026	2,966	0.01
SGD	USD	8/2026	(31,245)	(0.1)
USD	SGD	8/2026	4,346	0.01
USD	SGD	8/2026	6,180	0.02
USD	SGD	8/2026	8,534	0.03
USD	SGD	8/2026	11,449	0.04
USD	SGD	8/2026	14,933	0.05
USD	SGD	8/2026	18,953	0.06
SGD	USD	8/2026	(40,671)	(0.13)
SGD	USD	8/2026	(36,045)	(0.12)
USD	SGD	8/2026	3,137	0.01
USD	SGD	8/2026	6,926	0.02
SGD	USD	8/2026	(38,886)	(0.13)
USD	SGD	8/2026	16,358	0.05
SGD	USD	8/2026	(12,119)	(0.04)
SGD	USD	8/2026	(8,507)	(0.03)
USD	SGD	8/2026	1,196	-
USD	SGD	8/2026	2,065	0.01
USD	SGD	8/2026	3,408	0.01
USD	SGD	8/2026	5,381	0.02
USD	SGD	8/2026	8,132	0.03
USD	SGD	8/2026	11,777	0.04
USD	SGD	8/2026	21,827	0.07
SGD	USD	8/2026	(21,810)	(0.07)
SGD	USD	8/2026	(44,158)	(0.15)
SGD	USD	8/2026	(37,728)	(0.12)
SGD	USD	8/2026	(31,166)	(0.1)
SGD	USD	8/2026	(24,824)	(0.08)
SGD	USD	8/2026	(19,016)	(0.06)
SGD	USD	8/2026	(13,980)	(0.05)
SGD	USD	8/2026	(9,844)	(0.03)
USD	SGD	8/2026	436	-
SGD	USD	8/2026	(16,578)	(0.05)
SGD	USD	8/2026	(27,647)	(0.09)
USD	SGD	8/2026	9,760	0.03
SGD	USD	8/2026	(13,265)	(0.04)
USD	SGD	8/2026	13,291	0.04
USD	SGD	8/2026	17,505	0.06
SGD	USD	8/2026	(43,263)	(0.14)
SGD	USD	8/2026	(38,168)	(0.13)
SGD	USD	8/2026	(32,811)	(0.11)
SGD	USD	8/2026	(27,423)	(0.09)
SGD	USD	8/2026	(22,238)	(0.07)
SGD	USD	8/2026	(17,466)	(0.06)
USD	SGD	8/2026	1,923	0.01
SGD	USD	8/2026	(33,840)	(0.11)
USD	SGD	8/2026	3,134	0.01
USD	SGD	8/2026	4,900	0.02
USD	SGD	8/2026	7,358	0.02
USD	SGD	8/2026	10,616	0.04
USD	SGD	8/2026	14,733	0.05
USD	SGD	8/2026	19,691	0.07
USD	SGD	8/2026	25,379	0.08
SGD	USD	8/2026	(40,087)	(0.13)
USD	SGD	8/2026	12,758	0.04
USD	SGD	8/2026	9,695	0.03
USD	SGD	8/2026	7,170	0.02
SGD	USD	8/2026	(40,364)	(0.13)
USD	SGD	8/2026	4,138	0.01
USD	SGD	8/2026	5,649	0.02
USD	SGD	8/2026	7,546	0.02
USD	SGD	8/2026	9,868	0.03
USD	SGD	8/2026	12,636	0.04
USD	SGD	8/2026	15,852	0.05
SGD	USD	8/2026	(48,278)	(0.16)
SGD	USD	8/2026	(44,468)	(0.15)
SGD	USD	8/2026	(36,064)	(0.12)
USD	SGD	8/2026	2,078	0.01
SGD	USD	8/2026	(31,681)	(0.1)
SGD	USD	8/2026	(27,334)	(0.09)
SGD	USD	8/2026	(23,142)	(0.08)
USD	SGD	8/2026	3,133	0.01
USD	SGD	8/2026	4,363	0.01
USD	SGD	8/2026	5,940	0.02
USD	SGD	8/2026	7,909	0.03
USD	SGD	8/2026	10,301	0.03
USD	SGD	8/2026	2,965	0.01
SGD	USD	8/2026	(21,654)	(0.07)
USD	SGD	8/2026	5,158	0.02
USD	SGD	8/2026	7,123	0.02
SGD	USD	8/2026	(34,901)	(0.12)
SGD	USD	8/2026	(30,839)	(0.1)
SGD	USD	8/2026	(26,803)	(0.09)
SGD	USD	8/2026	(22,893)	(0.08)
SGD	USD	8/2026	(19,201)	(0.06)
USD	SGD	8/2026	2,805	0.01
USD	SGD	8/2026	3,909	0.01
USD	SGD	8/2026	5,332	0.02
USD	SGD	8/2026	9,323	0.03
SGD	USD	8/2026	(25,741)	(0.09)
USD	SGD	8/2026	11,957	0.04
USD	SGD	8/2026	15,034	0.05
USD	SGD	8/2026	18,539	0.06
SGD	USD	8/2026	(47,042)	(0.16)
SGD	USD	8/2026	(43,036)	(0.14)
SGD	USD	8/2026	(38,795)	(0.13)
SGD	USD	8/2026	(34,423)	(0.11)
SGD	USD	8/2026	(30,033)	(0.1)
USD	SGD	8/2026	13,130	0.04
USD	SGD	8/2026	16,386	0.05
USD	SGD	8/2026	20,035	0.07
SGD	USD	8/2026	(39,668)	(0.13)
USD	SGD	8/2026	2,288	0.01
USD	SGD	8/2026	3,347	0.01
USD	SGD	8/2026	4,765	0.02
USD	SGD	8/2026	6,605	0.02
USD	SGD	8/2026	8,915	0.03
USD	SGD	8/2026	11,727	0.04
USD	SGD	8/2026	15,039	0.05
USD	SGD	8/2026	18,819	0.06
SGD	USD	8/2026	(35,373)	(0.12)
SGD	USD	8/2026	(40,152)	(0.13)
SGD	USD	8/2026	(30,919)	(0.1)
SGD	USD	8/2026	(26,454)	(0.09)
SGD	USD	8/2026	(22,125)	(0.07)
SGD	USD	8/2026	(18,066)	(0.06)
SGD	USD	8/2026	(14,388)	(0.05)
USD	SGD	8/2026	1,619	0.01
USD	SGD	8/2026	2,452	0.01
USD	SGD	8/2026	3,608	0.01
SGD	USD	8/2026	(20,396)	(0.07)
SGD	USD	8/2026	(24,594)	(0.08)
SGD	USD	8/2026	(29,007)	(0.1)
SGD	USD	8/2026	(33,502)	(0.11)
SGD	USD	8/2026	(36,110)	(0.12)
SGD	USD	8/2026	(31,930)	(0.11)
SGD	USD	8/2026	(27,731)	(0.09)
SGD	USD	8/2026	(23,629)	(0.08)
SGD	USD	8/2026	(19,735)	(0.07)
SGD	USD	8/2026	(16,141)	(0.05)
USD	SGD	8/2026	1,591	0.01
USD	SGD	8/2026	2,361	0.01
USD	SGD	8/2026	3,416	0.01
USD	SGD	8/2026	4,818	0.02
USD	SGD	8/2026	6,625	0.02
USD	SGD	8/2026	8,888	0.03
USD	SGD	8/2026	11,636	0.04
USD	SGD	8/2026	14,876	0.05
SGD	USD	8/2026	(46,106)	(0.15)
SGD	USD	8/2026	(42,179)	(0.14)
SGD	USD	8/2026	(37,938)	(0.13)
INR	USD	8/2026	(64,012)	(0.21)
USD	INR	8/2026	17,545	0.06
INR	USD	8/2026	(22,824)	(0.08)
USD	INR	8/2026	384	-
USD	INR	8/2026	785	-
USD	INR	8/2026	1,515	0.01
USD	INR	8/2026	2,764	0.01
USD	INR	8/2026	4,763	0.02
USD	INR	8/2026	7,763	0.03
USD	INR	8/2026	11,984	0.04
INR	USD	8/2026	(56,621)	(0.19)
INR	USD	8/2026	(38,317)	(0.13)
INR	USD	8/2026	(49,063)	(0.16)
INR	USD	8/2026	(40,870)	(0.14)
INR	USD	8/2026	(32,586)	(0.11)
INR	USD	8/2026	(24,770)	(0.08)
INR	USD	8/2026	(17,889)	(0.06)
INR	USD	8/2026	(12,237)	(0.04)
USD	INR	8/2026	593	-
USD	INR	8/2026	1,325	-
INR	USD	8/2026	(30,249)	(0.1)
INR	USD	8/2026	(46,542)	(0.15)
USD	INR	8/2026	5,191	0.02
USD	INR	8/2026	180	-
USD	INR	8/2026	10,808	0.04
INR	USD	8/2026	(67,013)	(0.22)
INR	USD	8/2026	(61,442)	(0.2)
INR	USD	8/2026	(54,831)	(0.18)
INR	USD	8/2026	(47,442)	(0.16)
INR	USD	8/2026	(39,654)	(0.13)
INR	USD	8/2026	(31,915)	(0.11)
INR	USD	8/2026	(24,658)	(0.08)
USD	INR	8/2026	378	-
INR	USD	8/2026	(54,409)	(0.18)
USD	INR	8/2026	752	-
USD	INR	8/2026	1,422	-
USD	INR	8/2026	2,551	0.01
USD	INR	8/2026	4,345	0.01
USD	INR	8/2026	7,033	0.02
USD	INR	8/2026	10,826	0.04
INR	USD	8/2026	(67,404)	(0.22)
INR	USD	8/2026	(61,469)	(0.2)
USD	INR	8/2026	2,730	0.01
USD	INR	8/2026	9,120	0.03
USD	INR	8/2026	749	-
USD	INR	8/2026	27,783	0.09
INR	USD	8/2026	(4,101)	(0.01)
INR	USD	8/2026	(1,941)	(0.01)
USD	INR	8/2026	425	-
USD	INR	8/2026	1,127	-
USD	INR	8/2026	2,660	0.01
USD	INR	8/2026	5,612	0.02
USD	INR	8/2026	10,611	0.04
USD	INR	8/2026	18,052	0.06
USD	INR	8/2026	38,958	0.13
INR	USD	8/2026	(13,601)	(0.04)
INR	USD	8/2026	(27,625)	(0.09)
INR	USD	8/2026	(17,981)	(0.06)
INR	USD	8/2026	(10,545)	(0.03)
INR	USD	8/2026	(5,534)	(0.02)
INR	USD	8/2026	(2,584)	(0.01)
INR	USD	8/2026	(1,069)	-
INR	USD	8/2026	(390)	-
USD	INR	8/2026	64	-
INR	USD	8/2026	(7,838)	(0.03)
INR	USD	8/2026	(21,529)	(0.07)
USD	INR	8/2026	14,842	0.05
INR	USD	8/2026	(2,387)	(0.01)
USD	INR	8/2026	22,433	0.07
USD	INR	8/2026	31,609	0.1
INR	USD	8/2026	(39,801)	(0.13)
INR	USD	8/2026	(30,044)	(0.1)
INR	USD	8/2026	(21,173)	(0.07)
INR	USD	8/2026	(13,856)	(0.05)
INR	USD	8/2026	(8,382)	(0.03)
INR	USD	8/2026	(4,669)	(0.02)
USD	INR	8/2026	286	-
INR	USD	8/2026	(31,264)	(0.1)
USD	INR	8/2026	734	-
USD	INR	8/2026	1,708	0.01
USD	INR	8/2026	3,612	0.01
USD	INR	8/2026	6,959	0.02
USD	INR	8/2026	12,242	0.04
USD	INR	8/2026	19,721	0.07
USD	INR	8/2026	29,222	0.1
INR	USD	8/2026	(41,939)	(0.14)
USD	INR	8/2026	7,163	0.02
USD	INR	8/2026	4,535	0.01
USD	INR	8/2026	2,740	0.01
INR	USD	8/2026	(54,612)	(0.18)
USD	INR	8/2026	2,016	0.01
USD	INR	8/2026	3,116	0.01
USD	INR	8/2026	4,668	0.02
USD	INR	8/2026	6,782	0.02
USD	INR	8/2026	9,558	0.03
USD	INR	8/2026	13,074	0.04
INR	USD	8/2026	(64,669)	(0.21)
INR	USD	8/2026	(59,979)	(0.2)
INR	USD	8/2026	(48,711)	(0.16)
USD	INR	8/2026	768	-
INR	USD	8/2026	(42,477)	(0.14)
INR	USD	8/2026	(36,145)	(0.12)
INR	USD	8/2026	(29,960)	(0.1)
USD	INR	8/2026	385	-
USD	INR	8/2026	672	-
USD	INR	8/2026	1,134	-
USD	INR	8/2026	1,849	0.01
USD	INR	8/2026	2,915	0.01
USD	INR	8/2026	1,265	-
INR	USD	8/2026	(35,301)	(0.12)
USD	INR	8/2026	1,579	0.01
USD	INR	8/2026	2,359	0.01
INR	USD	8/2026	(59,473)	(0.2)
INR	USD	8/2026	(54,330)	(0.18)
INR	USD	8/2026	(48,712)	(0.16)
INR	USD	8/2026	(42,790)	(0.14)
INR	USD	8/2026	(36,768)	(0.12)
USD	INR	8/2026	571	-
USD	INR	8/2026	944	-
USD	INR	8/2026	1,514	0.01
USD	INR	8/2026	3,566	0.01
INR	USD	8/2026	(41,423)	(0.14)
USD	INR	8/2026	5,236	0.02
USD	INR	8/2026	7,467	0.02
USD	INR	8/2026	10,348	0.03
INR	USD	8/2026	(67,188)	(0.22)
INR	USD	8/2026	(63,218)	(0.21)
INR	USD	8/2026	(58,543)	(0.19)
INR	USD	8/2026	(53,249)	(0.18)
INR	USD	8/2026	(47,479)	(0.16)
USD	INR	8/2026	4,447	0.01
USD	INR	8/2026	6,565	0.02
USD	INR	8/2026	9,384	0.03
INR	USD	8/2026	(69,854)	(0.23)
USD	INR	8/2026	193	-
USD	INR	8/2026	380	-
USD	INR	8/2026	717	-
USD	INR	8/2026	1,295	-
USD	INR	8/2026	2,238	0.01
USD	INR	8/2026	3,700	0.01
USD	INR	8/2026	5,859	0.02
USD	INR	8/2026	8,889	0.03
INR	USD	8/2026	(65,100)	(0.22)
INR	USD	8/2026	(69,541)	(0.23)
INR	USD	8/2026	(59,296)	(0.2)
INR	USD	8/2026	(52,600)	(0.17)
INR	USD	8/2026	(45,289)	(0.15)
INR	USD	8/2026	(37,729)	(0.12)
INR	USD	8/2026	(30,325)	(0.1)
USD	INR	8/2026	227	-
USD	INR	8/2026	454	-
USD	INR	8/2026	868	-
INR	USD	8/2026	(32,441)	(0.11)
INR	USD	8/2026	(39,610)	(0.13)
INR	USD	8/2026	(46,813)	(0.15)
INR	USD	8/2026	(53,694)	(0.18)
INR	USD	8/2026	(65,470)	(0.22)
INR	USD	8/2026	(60,583)	(0.2)
INR	USD	8/2026	(54,969)	(0.18)
INR	USD	8/2026	(48,791)	(0.16)
INR	USD	8/2026	(42,272)	(0.14)
INR	USD	8/2026	(35,676)	(0.12)
USD	INR	8/2026	217	-
USD	INR	8/2026	416	-
USD	INR	8/2026	762	-
USD	INR	8/2026	1,341	-
USD	INR	8/2026	2,266	0.01
USD	INR	8/2026	3,676	0.01
USD	INR	8/2026	5,727	0.02
USD	INR	8/2026	8,577	0.03
INR	USD	8/2026	(69,739)	(0.23)
INR	USD	8/2026	(65,331)	(0.22)
INR	USD	8/2026	(59,942)	(0.2)
USD	INR	8/2026	235	-
USD	INR	8/2026	2,063	0.01
USD	INR	8/2026	4,925	0.02
INR	USD	8/2026	(3,547)	(0.01)
INR	USD	8/2026	(1,176)	-
INR	USD	8/2026	(317)	-
INR	USD	8/2026	(17,949)	(0.06)
INR	USD	8/2026	(8,768)	(0.03)
INR	USD	8/2026	(30,858)	(0.1)
INR	USD	8/2026	(1,223)	-
USD	INR	8/2026	10,237	0.03
USD	INR	8/2026	18,623	0.06
USD	INR	8/2026	29,878	0.1
INR	USD	8/2026	(36,060)	(0.12)
INR	USD	8/2026	(23,963)	(0.08)
INR	USD	8/2026	(14,061)	(0.05)
INR	USD	8/2026	(7,208)	(0.02)
INR	USD	8/2026	(3,201)	(0.01)
INR	USD	8/2026	(400)	-
INR	USD	8/2026	(45,385)	(0.15)
USD	INR	8/2026	3	-
USD	INR	8/2026	19	-
USD	INR	8/2026	96	-
USD	INR	8/2026	410	-
USD	INR	8/2026	1,431	-
USD	INR	8/2026	4,117	0.01
USD	INR	8/2026	9,816	0.03
USD	INR	8/2026	19,561	0.06
CNH	USD	8/2026	(17,379)	(0.06)
HUF	EUR	8/2026	(6,320)	(0.02)
EUR	HUF	8/2026	17,320	0.06
EUR	HUF	8/2026	12,857	0.04
EUR	CZK	8/2026	87	-
EUR	HUF	8/2026	9,313	0.03
HUF	EUR	8/2026	(27,974)	(0.09)
HUF	EUR	8/2026	(9,000)	(0.03)
EUR	CZK	8/2026	30	-
HUF	EUR	8/2026	(12,453)	(0.04)
HUF	EUR	8/2026	(16,753)	(0.06)
HUF	EUR	8/2026	(21,934)	(0.07)
EUR	HUF	8/2026	22,774	0.08
EUR	HUF	8/2026	29,239	0.1
EUR	CZK	8/2026	1,190	-
HUF	EUR	8/2026	(29,610)	(0.1)
HUF	EUR	8/2026	(36,973)	(0.12)
HUF	EUR	8/2026	(45,000)	(0.15)
HUF	EUR	8/2026	(53,455)	(0.18)
EUR	CZK	8/2026	548	-
HUF	EUR	8/2026	(62,060)	(0.21)
EUR	HUF	8/2026	53,931	0.18
EUR	HUF	8/2026	44,966	0.15
EUR	HUF	8/2026	36,674	0.12
EUR	CZK	8/2026	229	-
EUR	CZK	8/2026	9	-
HUF	EUR	8/2026	(23,087)	(0.08)
HUF	EUR	8/2026	(9,281)	(0.03)
CZK	EUR	8/2026	(9,406)	(0.03)
HUF	EUR	8/2026	(12,601)	(0.04)
HUF	EUR	8/2026	(16,680)	(0.06)
HUF	EUR	8/2026	(21,544)	(0.07)
HUF	EUR	8/2026	(27,174)	(0.09)
HUF	EUR	8/2026	(34,790)	(0.11)
CZK	EUR	8/2026	(13,105)	(0.04)
HUF	EUR	8/2026	(33,499)	(0.11)
EUR	HUF	8/2026	82,022	0.27
EUR	HUF	8/2026	73,813	0.24
EUR	HUF	8/2026	65,398	0.22
HUF	EUR	8/2026	(6,659)	(0.02)
EUR	HUF	8/2026	24,432	0.08
EUR	HUF	8/2026	81,248	0.27
EUR	HUF	8/2026	72,480	0.24
EUR	HUF	8/2026	63,531	0.21
EUR	CZK	8/2026	3	-
EUR	HUF	8/2026	54,658	0.18
EUR	HUF	8/2026	46,112	0.15
EUR	HUF	8/2026	38,116	0.13
EUR	HUF	8/2026	30,849	0.1
CZK	EUR	8/2026	(6,289)	(0.02)
HUF	EUR	8/2026	(34,742)	(0.11)
HUF	EUR	8/2026	(11,479)	(0.04)
HUF	EUR	8/2026	(15,879)	(0.05)
HUF	EUR	8/2026	(21,261)	(0.07)
HUF	EUR	8/2026	(27,589)	(0.09)
CZK	EUR	8/2026	(10,038)	(0.03)
EUR	HUF	8/2026	34,813	0.12
EUR	HUF	8/2026	69,289	0.23
EUR	HUF	8/2026	60,417	0.2
EUR	HUF	8/2026	51,509	0.17
CZK	EUR	8/2026	(14,152)	(0.05)
EUR	HUF	8/2026	42,879	0.14
CZK	EUR	8/2026	(6,564)	(0.02)
HUF	EUR	8/2026	(8,023)	(0.03)
EUR	HUF	8/2026	67,124	0.22
EUR	HUF	8/2026	57,836	0.19
EUR	CZK	8/2026	1	-
EUR	HUF	8/2026	48,636	0.16
EUR	HUF	8/2026	39,863	0.13
EUR	HUF	8/2026	31,804	0.11
EUR	HUF	8/2026	24,677	0.08
EUR	HUF	8/2026	18,604	0.06
HUF	EUR	8/2026	(5,416)	(0.02)
HUF	EUR	8/2026	(17,505)	(0.06)
EUR	HUF	8/2026	61,011	0.2
EUR	HUF	8/2026	51,904	0.17
EUR	HUF	8/2026	43,152	0.14
CZK	EUR	8/2026	(28,889)	(0.1)
EUR	HUF	8/2026	35,022	0.12
EUR	HUF	8/2026	27,724	0.09
EUR	HUF	8/2026	27,538	0.09
EUR	HUF	8/2026	21,390	0.07
EUR	HUF	8/2026	16,075	0.05
EUR	CZK	8/2026	2,350	0.01
EUR	HUF	8/2026	11,761	0.04
HUF	EUR	8/2026	(46,792)	(0.15)
CZK	EUR	8/2026	(26,196)	(0.09)
HUF	EUR	8/2026	(38,711)	(0.13)
EUR	HUF	8/2026	21,207	0.07
CZK	EUR	8/2026	(18,516)	(0.06)
EUR	HUF	8/2026	15,887	0.05
HUF	EUR	8/2026	(9,748)	(0.03)
HUF	EUR	8/2026	(13,660)	(0.05)
CZK	EUR	8/2026	(22,664)	(0.07)
HUF	EUR	8/2026	(18,541)	(0.06)
HUF	EUR	8/2026	(24,401)	(0.08)
HUF	EUR	8/2026	(31,173)	(0.1)
CZK	EUR	8/2026	(17,097)	(0.06)
EUR	HUF	8/2026	56,994	0.19
HUF	EUR	9/2026	(17,157)	(0.06)
HUF	EUR	9/2026	(21,793)	(0.07)
CZK	EUR	8/2026	(16,985)	(0.06)
HUF	EUR	9/2026	(27,104)	(0.09)
HUF	EUR	9/2026	(33,032)	(0.11)
HUF	EUR	9/2026	(39,479)	(0.13)
EUR	HUF	9/2026	44,875	0.15
HUF	EUR	9/2026	(46,312)	(0.15)
CZK	EUR	8/2026	(20,198)	(0.07)
HUF	EUR	9/2026	(53,370)	(0.18)
EUR	HUF	9/2026	60,257	0.2
EUR	HUF	9/2026	52,408	0.17
EUR	HUF	9/2026	20,693	0.07
CZK	EUR	8/2026	(13,718)	(0.05)
EUR	CZK	8/2026	10	-
HUF	EUR	9/2026	(43,829)	(0.14)
EUR	HUF	9/2026	68,555	0.23
EUR	HUF	9/2026	60,647	0.2
EUR	HUF	9/2026	52,841	0.17
CZK	EUR	8/2026	(10,603)	(0.04)
EUR	HUF	9/2026	45,314	0.15
EUR	HUF	9/2026	38,226	0.13
EUR	HUF	9/2026	31,704	0.1
EUR	HUF	9/2026	25,842	0.09
CZK	EUR	8/2026	(23,159)	(0.08)
EUR	CZK	8/2026	3,029	0.01
CZK	EUR	8/2026	(27,788)	(0.09)
EUR	HUF	9/2026	37,809	0.12
EUR	HUF	9/2026	31,331	0.1
EUR	HUF	9/2026	25,525	0.08
EUR	HUF	9/2026	20,437	0.07
CZK	EUR	8/2026	(25,718)	(0.08)
EUR	HUF	9/2026	16,078	0.05
HUF	EUR	9/2026	(37,129)	(0.12)
HUF	EUR	9/2026	(30,853)	(0.1)
EUR	CZK	8/2026	3,284	0.01
CZK	EUR	8/2026	(27,354)	(0.09)
HUF	EUR	8/2026	(38,607)	(0.13)
EUR	HUF	8/2026	75,751	0.25
EUR	HUF	8/2026	67,524	0.22
EUR	HUF	8/2026	59,251	0.2
EUR	HUF	8/2026	43,383	0.14
EUR	HUF	8/2026	36,152	0.12
EUR	HUF	8/2026	29,577	0.1
EUR	CZK	8/2026	1,839	0.01
HUF	EUR	8/2026	(31,957)	(0.11)
HUF	EUR	8/2026	(25,891)	(0.09)
EUR	HUF	8/2026	48,817	0.16
EUR	HUF	8/2026	41,064	0.14
EUR	HUF	8/2026	33,904	0.11
CZK	EUR	8/2026	(21,016)	(0.07)
EUR	HUF	8/2026	27,459	0.09
HUF	EUR	8/2026	(8,853)	(0.03)
HUF	EUR	8/2026	(12,005)	(0.04)
CZK	EUR	8/2026	(24,515)	(0.08)
HUF	EUR	8/2026	(15,882)	(0.05)
HUF	EUR	8/2026	(20,514)	(0.07)
EUR	HUF	8/2026	23,747	0.08
HUF	EUR	8/2026	(12,625)	(0.04)
EUR	HUF	8/2026	19,521	0.06
EUR	HUF	8/2026	37,214	0.12
EUR	HUF	8/2026	30,568	0.1
EUR	HUF	8/2026	24,656	0.08
EUR	CZK	8/2026	80	-
HUF	EUR	9/2026	(11,940)	(0.04)
HUF	EUR	9/2026	(15,643)	(0.05)
EUR	CZK	8/2026	29	-
HUF	EUR	9/2026	(20,042)	(0.07)
HUF	EUR	9/2026	(25,127)	(0.08)
EUR	HUF	8/2026	44,505	0.15
EUR	CZK	8/2026	198	-
EUR	HUF	8/2026	52,314	0.17
HUF	EUR	8/2026	(16,595)	(0.05)
EUR	CZK	8/2026	951	-
HUF	EUR	8/2026	(21,313)	(0.07)
HUF	EUR	8/2026	(26,765)	(0.09)
HUF	EUR	8/2026	(32,891)	(0.11)
HUF	EUR	8/2026	(39,587)	(0.13)
EUR	CZK	8/2026	452	-
HUF	EUR	8/2026	(46,708)	(0.15)
EUR	HUF	8/2026	68,795	0.23
EUR	HUF	8/2026	60,473	0.2
EUR	HUF	8/2026	76,154	0.25
EUR	HUF	8/2026	95,242	0.31
HUF	EUR	8/2026	(703)	-
HUF	EUR	8/2026	(1,723)	(0.01)
EUR	CZK	8/2026	3	-
EUR	HUF	8/2026	106,555	0.35
EUR	HUF	8/2026	102,064	0.34
CZK	EUR	8/2026	(6,436)	(0.02)
CZK	EUR	8/2026	(3,453)	(0.01)
EUR	HUF	8/2026	85,701	0.28
EUR	HUF	8/2026	73,582	0.24
EUR	HUF	8/2026	59,690	0.2
EUR	HUF	8/2026	45,354	0.15
HUF	EUR	8/2026	(258)	-
EUR	HUF	8/2026	36,407	0.12
EUR	HUF	8/2026	23,341	0.08
EUR	HUF	8/2026	13,540	0.04
EUR	CZK	8/2026	94	-
EUR	HUF	8/2026	7,073	0.02
HUF	EUR	8/2026	(2)	-
HUF	EUR	8/2026	(6)	-
HUF	EUR	8/2026	(25)	-
EUR	CZK	8/2026	19	-
HUF	EUR	8/2026	(85)	-
EUR	HUF	8/2026	32,049	0.11
EUR	CZK	8/2026	377	-
CZK	EUR	8/2026	(20,183)	(0.07)
EUR	HUF	8/2026	91,574	0.3
EUR	HUF	8/2026	82,797	0.27
EUR	HUF	8/2026	71,907	0.24
EUR	HUF	8/2026	59,522	0.2
CZK	EUR	8/2026	(24,248)	(0.08)
EUR	HUF	8/2026	46,640	0.15
HUF	EUR	8/2026	(90)	-
HUF	EUR	8/2026	(216)	-
HUF	EUR	8/2026	(484)	-
CZK	EUR	8/2026	(27,168)	(0.09)
EUR	HUF	8/2026	98,089	0.32
EUR	HUF	8/2026	102,590	0.34
HUF	EUR	8/2026	(1)	-
HUF	EUR	8/2026	(5)	-
HUF	EUR	8/2026	(17)	-
CZK	EUR	8/2026	(10,552)	(0.03)
HUF	EUR	8/2026	(54)	-
HUF	EUR	8/2026	(159)	-
HUF	EUR	8/2026	(420)	-
HUF	EUR	8/2026	(1,013)	-
CZK	EUR	8/2026	(15,377)	(0.05)
EUR	HUF	8/2026	105,545	0.35
EUR	HUF	8/2026	51,719	0.17
CZK	EUR	8/2026	(3,821)	(0.01)
EUR	HUF	8/2026	97,488	0.32
EUR	HUF	8/2026	94,825	0.31
EUR	HUF	8/2026	89,382	0.3
EUR	HUF	8/2026	79,665	0.26
CZK	EUR	8/2026	(7,864)	(0.03)
CZK	EUR	8/2026	(1,522)	(0.01)
EUR	HUF	8/2026	98,788	0.33
EUR	HUF	8/2026	99,574	0.33
CZK	EUR	8/2026	(27)	-
CZK	EUR	8/2026	(128)	-
CZK	EUR	8/2026	(492)	-
EUR	HUF	8/2026	100,817	0.33
EUR	HUF	8/2026	100,211	0.33
EUR	HUF	8/2026	67,486	0.22
HUF	EUR	8/2026	(55)	-
HUF	EUR	8/2026	(194)	-
EUR	CZK	8/2026	3,180	0.01
HUF	EUR	8/2026	(603)	-
HUF	EUR	8/2026	(1,639)	(0.01)
HUF	EUR	8/2026	(1)	-
HUF	EUR	8/2026	(3,924)	(0.01)
HUF	EUR	8/2026	(8,310)	(0.03)
EUR	CZK	8/2026	1,215	-
EUR	HUF	8/2026	93,135	0.31
EUR	HUF	8/2026	81,757	0.27
HUF	EUR	8/2026	(13)	-
EUR	HUF	8/2026	68,141	0.23
EUR	CZK	8/2026	6,821	0.02
HUF	EUR	8/2026	(7)	-
CZK	EUR	8/2026	(13,471)	(0.04)
EUR	HUF	8/2026	100,064	0.33
EUR	HUF	8/2026	99,373	0.33
EUR	HUF	8/2026	98,445	0.33
EUR	HUF	8/2026	96,893	0.32
EUR	CZK	8/2026	12,156	0.04
EUR	HUF	8/2026	94,004	0.31
EUR	HUF	8/2026	88,770	0.29
EUR	HUF	8/2026	80,241	0.27
HUF	EUR	8/2026	(1,013)	-
HUF	EUR	8/2026	(1,987)	(0.01)
HUF	EUR	8/2026	(30,060)	(0.1)
EUR	HUF	8/2026	18,257	0.06
EUR	HUF	8/2026	43,004	0.14
CZK	EUR	8/2026	(28,610)	(0.09)
EUR	HUF	8/2026	33,546	0.11
EUR	HUF	8/2026	25,224	0.08
HUF	EUR	8/2026	(11,118)	(0.04)
EUR	HUF	8/2026	12,707	0.04
CZK	EUR	8/2026	(30,427)	(0.1)
EUR	HUF	8/2026	8,496	0.03
HUF	EUR	8/2026	(4,598)	(0.02)
HUF	EUR	8/2026	(7,313)	(0.02)
EUR	HUF	8/2026	53,230	0.18
EUR	HUF	8/2026	63,745	0.21
CZK	EUR	8/2026	(17,507)	(0.06)
EUR	HUF	8/2026	28,518	0.09
HUF	EUR	8/2026	(4,222)	(0.01)
HUF	EUR	8/2026	(6,849)	(0.02)
HUF	EUR	8/2026	(10,584)	(0.03)
CZK	EUR	8/2026	(22,004)	(0.07)
HUF	EUR	8/2026	(15,609)	(0.05)
HUF	EUR	8/2026	(22,008)	(0.07)
HUF	EUR	8/2026	(29,722)	(0.1)
HUF	EUR	8/2026	(38,529)	(0.13)
CZK	EUR	8/2026	(25,801)	(0.09)
EUR	CZK	8/2026	911	-
EUR	HUF	8/2026	37,415	0.12
EUR	HUF	8/2026	15,464	0.05
EUR	CZK	8/2026	44	-
EUR	HUF	8/2026	10,667	0.04
HUF	EUR	8/2026	(3,800)	(0.01)
HUF	EUR	8/2026	(5,869)	(0.02)
EUR	CZK	8/2026	13	-
HUF	EUR	8/2026	(16,180)	(0.05)
HUF	EUR	8/2026	(8,730)	(0.03)
HUF	EUR	8/2026	(12,523)	(0.04)
HUF	EUR	8/2026	(17,340)	(0.06)
HUF	EUR	8/2026	(23,207)	(0.08)
EUR	CZK	8/2026	3	-
EUR	HUF	8/2026	21,609	0.07
EUR	HUF	8/2026	29,131	0.1
HUF	EUR	8/2026	(22,579)	(0.07)
HUF	EUR	8/2026	(30,264)	(0.1)
HUF	EUR	8/2026	(39,039)	(0.13)
EUR	CZK	8/2026	374	-
EUR	HUF	8/2026	68,879	0.23
EUR	HUF	8/2026	58,221	0.19
EUR	HUF	8/2026	47,750	0.16
EUR	CZK	8/2026	137	-
EUR	HUF	8/2026	37,928	0.13
HUF	EUR	8/2026	(2,250)	(0.01)
EUR	HUF	8/2026	31,781	0.11
HUF	EUR	8/2026	(278)	-
HUF	EUR	8/2026	(593)	-
HUF	EUR	8/2026	(1,191)	-
EUR	CZK	8/2026	70	-
EUR	HUF	8/2026	88,972	0.29
HUF	EUR	8/2026	(4,011)	(0.01)
HUF	EUR	8/2026	(6,751)	(0.02)
HUF	EUR	8/2026	(10,750)	(0.04)
EUR	CZK	8/2026	18	-
EUR	HUF	8/2026	96,775	0.32
EUR	CZK	8/2026	230	-
EUR	HUF	8/2026	41,820	0.14
HUF	EUR	8/2026	(3,655)	(0.01)
HUF	EUR	8/2026	(6,317)	(0.02)
EUR	CZK	8/2026	1,601	0.01
EUR	HUF	8/2026	97,358	0.32
EUR	HUF	8/2026	91,165	0.3
EUR	HUF	8/2026	83,351	0.28
EUR	CZK	8/2026	652	-
EUR	HUF	8/2026	74,046	0.24
EUR	HUF	8/2026	63,622	0.21
EUR	HUF	8/2026	52,653	0.17
EUR	HUF	8/2026	47,259	0.16
HUF	EUR	8/2026	(4,418)	(0.01)
HUF	EUR	8/2026	(7,195)	(0.02)
HUF	EUR	8/2026	(11,140)	(0.04)
CZK	EUR	8/2026	(8,591)	(0.03)
EUR	HUF	8/2026	93,668	0.31
EUR	HUF	8/2026	86,261	0.29
EUR	HUF	8/2026	79,717	0.26
EUR	HUF	8/2026	77,568	0.26
CZK	EUR	8/2026	(12,839)	(0.04)
EUR	HUF	8/2026	67,866	0.22
EUR	HUF	8/2026	57,588	0.19
HUF	EUR	8/2026	(2,575)	(0.01)
HUF	EUR	8/2026	(1,423)	-
EUR	CZK	8/2026	4	-
EUR	HUF	8/2026	69,326	0.23
EUR	HUF	8/2026	58,303	0.19
EUR	HUF	8/2026	47,266	0.16
EUR	HUF	8/2026	36,835	0.12
EUR	CZK	8/2026	1	-
EUR	HUF	8/2026	27,532	0.09
HUF	EUR	8/2026	(368)	-
HUF	EUR	8/2026	(744)	-
EUR	HUF	8/2026	51,139	0.17
CZK	EUR	8/2026	(5,852)	(0.02)
EUR	CZK	8/2026	12,483	0.04
EUR	CZK	8/2026	13,201	0.04
EUR	CZK	8/2026	15,507	0.05
EUR	CZK	8/2026	17,910	0.06
EUR	CZK	8/2026	9,676	0.03
EUR	CZK	8/2026	20,353	0.07
CZK	EUR	8/2026	(15,576)	(0.05)
CZK	EUR	8/2026	(13,296)	(0.04)
EUR	CZK	8/2026	7,212	0.02
CZK	EUR	8/2026	(11,146)	(0.04)
CZK	EUR	8/2026	(9,170)	(0.03)
CZK	EUR	8/2026	(7,399)	(0.02)
EUR	CZK	8/2026	11,041	0.04
EUR	CZK	8/2026	9,068	0.03
CZK	EUR	8/2026	(17,417)	(0.06)
CZK	EUR	8/2026	(15,123)	(0.05)
CZK	EUR	8/2026	(11,956)	(0.04)
CZK	EUR	8/2026	(12,912)	(0.04)
CZK	EUR	8/2026	(10,833)	(0.04)
CZK	EUR	8/2026	(8,925)	(0.03)
CZK	EUR	8/2026	(14,931)	(0.05)
CZK	EUR	8/2026	(7,217)	(0.02)
CZK	EUR	8/2026	(5,723)	(0.02)
EUR	CZK	8/2026	5,778	0.02
CZK	EUR	8/2026	(17,991)	(0.06)
EUR	CZK	8/2026	7,309	0.02
EUR	CZK	8/2026	5,160	0.02
EUR	CZK	8/2026	18,327	0.06
EUR	CZK	8/2026	876	-
CZK	EUR	8/2026	(11,441)	(0.04)
CZK	EUR	8/2026	(9,393)	(0.03)
CZK	EUR	8/2026	(7,559)	(0.02)
CZK	EUR	8/2026	(5,839)	(0.02)
CZK	EUR	8/2026	(5,958)	(0.02)
CZK	EUR	8/2026	(4,597)	(0.02)
EUR	CZK	8/2026	6,760	0.02
CZK	EUR	8/2026	(7,972)	(0.03)
EUR	CZK	8/2026	8,512	0.03
EUR	CZK	8/2026	10,501	0.03
EUR	CZK	8/2026	12,700	0.04
CZK	EUR	8/2026	(10,474)	(0.03)
CZK	EUR	8/2026	(13,667)	(0.05)
CZK	EUR	8/2026	(4,534)	(0.01)
EUR	CZK	8/2026	5,423	0.02
EUR	CZK	8/2026	3,539	0.01
EUR	CZK	8/2026	6,929	0.02
EUR	CZK	8/2026	8,676	0.03
EUR	CZK	8/2026	10,653	0.04
EUR	CZK	8/2026	2,324	0.01
CZK	EUR	8/2026	(16,023)	(0.05)
EUR	CZK	8/2026	12,832	0.04
EUR	CZK	8/2026	15,175	0.05
EUR	CZK	8/2026	17,629	0.06
EUR	CZK	8/2026	1,459	-
EUR	CZK	8/2026	20,137	0.07
CZK	EUR	8/2026	(9,216)	(0.03)
EUR	CZK	8/2026	3,247	0.01
EUR	CZK	8/2026	2,065	0.01
EUR	CZK	8/2026	5,429	0.02
EUR	CZK	8/2026	6,960	0.02
EUR	CZK	8/2026	4,866	0.02
EUR	CZK	8/2026	1,250	-
EUR	CZK	8/2026	6,843	0.02
CZK	EUR	8/2026	(3,291)	(0.01)
CZK	EUR	8/2026	(6,944)	(0.02)
CZK	EUR	8/2026	(5,510)	(0.02)
EUR	CZK	8/2026	4,869	0.02
CZK	EUR	8/2026	(4,844)	(0.02)
EUR	CZK	8/2026	6,211	0.02
EUR	CZK	8/2026	7,775	0.03
EUR	CZK	8/2026	9,556	0.03
CZK	EUR	8/2026	(6,824)	(0.02)
EUR	CZK	8/2026	11,536	0.04
EUR	CZK	8/2026	13,686	0.05
EUR	CZK	8/2026	15,966	0.05
CZK	EUR	8/2026	(8,588)	(0.03)
CZK	EUR	8/2026	(10,430)	(0.03)
EUR	CZK	8/2026	16,778	0.06
EUR	CZK	8/2026	8,472	0.03
EUR	CZK	8/2026	10,306	0.03
EUR	CZK	8/2026	720	-
EUR	CZK	8/2026	12,325	0.04
EUR	CZK	8/2026	14,496	0.05
EUR	CZK	8/2026	394	-
EUR	CZK	8/2026	19,123	0.06
CZK	EUR	8/2026	(16,844)	(0.06)
CZK	EUR	8/2026	(14,597)	(0.05)
EUR	CZK	8/2026	205	-
CZK	EUR	8/2026	(12,444)	(0.04)
EUR	CZK	8/2026	15,067	0.05
CZK	EUR	8/2026	(15,727)	(0.05)
CZK	EUR	8/2026	(2,494)	(0.01)
EUR	CZK	8/2026	2,429	0.01
CZK	EUR	8/2026	(20,460)	(0.07)
EUR	CZK	8/2026	3,422	0.01
EUR	CZK	8/2026	4,682	0.02
EUR	CZK	8/2026	6,227	0.02
EUR	CZK	8/2026	10,924	0.04
EUR	CZK	8/2026	8,054	0.03
EUR	CZK	8/2026	10,142	0.03
EUR	CZK	8/2026	12,444	0.04
EUR	CZK	8/2026	8,443	0.03
EUR	CZK	8/2026	14,894	0.05
CZK	EUR	8/2026	(3,505)	(0.01)
CZK	EUR	8/2026	(17,601)	(0.06)
EUR	CZK	8/2026	20,520	0.07
CZK	EUR	8/2026	(9,335)	(0.03)
EUR	CZK	8/2026	12,724	0.04
EUR	CZK	8/2026	15,258	0.05
EUR	CZK	8/2026	17,885	0.06
CZK	EUR	8/2026	(11,913)	(0.04)
CZK	EUR	8/2026	(12,673)	(0.04)
CZK	EUR	8/2026	(10,330)	(0.03)
CZK	EUR	8/2026	(14,708)	(0.05)
CZK	EUR	8/2026	(8,209)	(0.03)
CZK	EUR	8/2026	(6,354)	(0.02)
CZK	EUR	8/2026	(4,786)	(0.02)
CZK	EUR	8/2026	(13,279)	(0.04)
EUR	CZK	8/2026	17,548	0.06
EUR	CZK	8/2026	9,988	0.03
EUR	CZK	8/2026	12,371	0.04
EUR	CZK	8/2026	1,356	-
EUR	CZK	8/2026	14,922	0.05
CZK	EUR	8/2026	(16,094)	(0.05)
CZK	EUR	8/2026	(13,531)	(0.04)
EUR	CZK	8/2026	838	-
CZK	EUR	8/2026	(11,081)	(0.04)
CZK	EUR	8/2026	(8,827)	(0.03)
CZK	EUR	8/2026	(6,831)	(0.02)
CZK	EUR	8/2026	(3,735)	(0.01)
CZK	EUR	8/2026	(5,130)	(0.02)
EUR	CZK	8/2026	7,844	0.03
EUR	CZK	8/2026	2,108	0.01
EUR	CZK	8/2026	6,304	0.02
CZK	EUR	8/2026	(10,937)	(0.04)
CZK	EUR	8/2026	(8,777)	(0.03)
CZK	EUR	8/2026	(6,854)	(0.02)
EUR	CZK	8/2026	4,541	0.02
CZK	EUR	8/2026	(5,204)	(0.02)
CZK	EUR	8/2026	(3,837)	(0.01)
EUR	CZK	8/2026	2,221	0.01
EUR	CZK	8/2026	3,153	0.01
EUR	CZK	8/2026	3,187	0.01
EUR	CZK	8/2026	4,435	0.01
EUR	CZK	8/2026	5,986	0.02
EUR	CZK	8/2026	10,362	0.03
EUR	CZK	8/2026	8,232	0.03
EUR	CZK	8/2026	10,313	0.03
EUR	CZK	8/2026	12,635	0.04
EUR	CZK	8/2026	15,143	0.05
EUR	CZK	8/2026	9,284	0.03
EUR	CZK	8/2026	17,773	0.06
EUR	CZK	8/2026	20,448	0.07
EUR	CZK	8/2026	23,087	0.08
EUR	CZK	8/2026	6,942	0.02
EUR	CZK	8/2026	25,612	0.08
CZK	EUR	8/2026	(10,059)	(0.03)
CZK	EUR	8/2026	(8,009)	(0.03)
EUR	CZK	8/2026	4,996	0.02
CZK	EUR	8/2026	(6,223)	(0.02)
CZK	EUR	8/2026	(22,109)	(0.07)
CZK	EUR	8/2026	(16,232)	(0.05)
EUR	CZK	8/2026	20,080	0.07
CZK	EUR	8/2026	(13,266)	(0.04)
EUR	CZK	8/2026	22,596	0.07
CZK	EUR	8/2026	(13,289)	(0.04)
CZK	EUR	8/2026	(11,060)	(0.04)
CZK	EUR	8/2026	(9,019)	(0.03)
EUR	CZK	8/2026	8,230	0.03
CZK	EUR	8/2026	(7,202)	(0.02)
CZK	EUR	8/2026	(5,628)	(0.02)
CZK	EUR	8/2026	(19,228)	(0.06)
CZK	EUR	8/2026	(4,301)	(0.01)
CZK	EUR	8/2026	(3,212)	(0.01)
CZK	EUR	8/2026	(4,716)	(0.02)
CZK	EUR	8/2026	(7,289)	(0.02)
CZK	EUR	8/2026	(16,512)	(0.05)
CZK	EUR	8/2026	(13,944)	(0.05)
EUR	CZK	8/2026	524	-
CZK	EUR	8/2026	(11,509)	(0.04)
CZK	EUR	8/2026	(9,274)	(0.03)
EUR	CZK	8/2026	895	-
CZK	EUR	8/2026	(5,156)	(0.02)
CZK	EUR	8/2026	(5,583)	(0.02)
CZK	EUR	8/2026	(4,164)	(0.01)
EUR	CZK	8/2026	4,807	0.02
CZK	EUR	8/2026	(7,064)	(0.02)
EUR	CZK	8/2026	6,374	0.02
EUR	CZK	8/2026	17,787	0.06
CZK	EUR	8/2026	(3,483)	(0.01)
EUR	CZK	8/2026	4,775	0.02
EUR	CZK	8/2026	3,457	0.01
CZK	EUR	8/2026	(2,506)	(0.01)
CZK	EUR	8/2026	(1,755)	(0.01)
EUR	CZK	8/2026	3,516	0.01
EUR	CZK	8/2026	2,297	0.01
EUR	CZK	8/2026	6,317	0.02
EUR	CZK	8/2026	8,149	0.03
EUR	CZK	8/2026	1,465	-
EUR	CZK	8/2026	10,257	0.03
EUR	CZK	8/2026	12,605	0.04
EUR	CZK	8/2026	15,139	0.05
CZK	EUR	8/2026	(8,977)	(0.03)
EUR	CZK	8/2026	74	-
CZK	EUR	8/2026	(18,217)	(0.06)
CZK	EUR	8/2026	(21,371)	(0.07)
EUR	CZK	8/2026	609	-
CZK	EUR	8/2026	(11,842)	(0.04)
EUR	CZK	8/2026	158	-
EUR	CZK	8/2026	319	-
CZK	EUR	8/2026	(14,979)	(0.05)
CZK	EUR	8/2026	(24,267)	(0.08)
EUR	CZK	8/2026	1,098	-
CZK	EUR	8/2026	(6,510)	(0.02)
EUR	CZK	8/2026	33	-
EUR	CZK	8/2026	1,874	0.01

Options Description	Number of Contracts	Notional Value ($)	Exercise Price	Expiration Date	Weight (%)

EURCZK Put Option	(27,873)	-	24.09	8/2026	-
EURPLN Put Option	(63,301)	(401)	4.32	8/2026	-
USDSGD Put Option	(69,987)	(100)	1.28	8/2026	-
USDSGD Call Option	(68,309)	-	1.3	8/2026	-
USDSGD Call Option	(68,515)	-	1.3	8/2026	-
USDSGD Call Option	(68,723)	(1)	1.3	8/2026	-
USDSGD Call Option	(68,931)	(2)	1.29	8/2026	-
USDSGD Call Option	(69,140)	(4)	1.29	8/2026	-
USDSGD Call Option	(69,350)	(11)	1.29	8/2026	-
USDSGD Put Option	(69,562)	(256)	1.29	8/2026	-
USDSGD Put Option	(69,774)	(170)	1.29	8/2026	-
USDSGD Put Option	(70,201)	(51)	1.28	8/2026	-
USDSGD Call Option	(67,899)	-	1.3	8/2026	-
USDSGD Put Option	(70,416)	(23)	1.28	8/2026	-
USDSGD Put Option	(70,632)	(9)	1.28	8/2026	-
USDSGD Put Option	(70,849)	(3)	1.28	8/2026	-
USDSGD Call Option	(69,146)	-	1.3	8/2026	-
USDSGD Call Option	(69,358)	-	1.3	8/2026	-
USDSGD Call Option	(69,572)	-	1.3	8/2026	-
USDSGD Call Option	(69,787)	-	1.3	8/2026	-
USDSGD Call Option	(70,003)	-	1.3	8/2026	-
USDSGD Call Option	(68,103)	-	1.3	8/2026	-
USDSGD Put Option	(72,310)	(7)	1.28	8/2026	-
USDSGD Call Option	(70,437)	(1)	1.29	8/2026	-
USDSGD Call Option	(69,881)	(1)	1.3	8/2026	-
USDSGD Put Option	(74,593)	(137)	1.28	8/2026	-
USDSGD Put Option	(74,837)	(81)	1.28	8/2026	-
USDSGD Put Option	(75,081)	(44)	1.28	8/2026	-
USDSGD Put Option	(75,326)	(23)	1.28	8/2026	-
USDSGD Put Option	(75,573)	(11)	1.28	8/2026	-
USDSGD Call Option	(69,240)	-	1.3	8/2026	-
USDSGD Call Option	(69,453)	-	1.3	8/2026	-
USDSGD Call Option	(69,667)	-	1.3	8/2026	-
USDSGD Call Option	(70,097)	(2)	1.3	8/2026	-
USDSGD Put Option	(72,084)	(15)	1.28	8/2026	-
USDSGD Call Option	(70,314)	(5)	1.29	8/2026	-
USDSGD Call Option	(70,532)	(10)	1.29	8/2026	-
USDSGD Call Option	(70,750)	(19)	1.29	8/2026	-
USDSGD Put Option	(70,970)	(269)	1.29	8/2026	-
USDSGD Put Option	(71,191)	(184)	1.29	8/2026	-
USDSGD Put Option	(71,413)	(114)	1.28	8/2026	-
USDSGD Put Option	(71,635)	(63)	1.28	8/2026	-
USDSGD Put Option	(71,859)	(33)	1.28	8/2026	-
USDSGD Call Option	(70,219)	-	1.29	8/2026	-
USDSGD Call Option	(70,656)	(3)	1.29	8/2026	-
USDSGD Put Option	(70,876)	(282)	1.29	8/2026	-
USDSGD Put Option	(71,097)	(183)	1.29	8/2026	-
USDSGD Put Option	(71,318)	(100)	1.28	8/2026	-
USDSGD Put Option	(71,541)	(43)	1.28	8/2026	-
USDSGD Put Option	(71,765)	(15)	1.28	8/2026	-
USDSGD Put Option	(71,990)	(4)	1.28	8/2026	-
USDSGD Put Option	(72,216)	(1)	1.28	8/2026	-
USDSGD Put Option	(74,352)	(213)	1.29	8/2026	-
USDSGD Put Option	(74,111)	(305)	1.29	8/2026	-
USDSGD Call Option	(73,871)	(25)	1.29	8/2026	-
USDSGD Call Option	(64,576)	(45)	1.3	8/2026	-
USDSGD Put Option	(68,784)	(184)	1.28	9/2026	-
USDSGD Put Option	(68,989)	(149)	1.28	9/2026	-
USDSGD Put Option	(69,195)	(119)	1.27	9/2026	-
USDSGD Put Option	(69,402)	(95)	1.27	9/2026	-
USDSGD Put Option	(69,610)	(75)	1.27	9/2026	-
USDSGD Put Option	(69,819)	(59)	1.27	9/2026	-
USDSGD Call Option	(64,211)	(29)	1.3	8/2026	-
USDSGD Call Option	(64,393)	(36)	1.3	8/2026	-
USDSGD Call Option	(64,759)	(56)	1.3	8/2026	-
USDSGD Call Option	(68,377)	(271)	1.28	9/2026	-
USDSGD Call Option	(64,944)	(69)	1.29	8/2026	-
USDSGD Call Option	(65,129)	(85)	1.29	8/2026	-
USDSGD Call Option	(65,315)	(104)	1.29	8/2026	-
USDSGD Call Option	(65,501)	(127)	1.29	8/2026	-
USDSGD Put Option	(65,689)	(394)	1.29	8/2026	-
USDSGD Put Option	(65,877)	(334)	1.28	8/2026	-
USDSGD Put Option	(66,066)	(279)	1.28	8/2026	-
USDSGD Put Option	(66,256)	(231)	1.28	8/2026	-
USDSGD Put Option	(68,580)	(226)	1.28	9/2026	-
USDSGD Call Option	(68,175)	(225)	1.28	9/2026	-
USDSGD Put Option	(66,638)	(152)	1.28	8/2026	-
USDSGD Call Option	(67,973)	(186)	1.29	9/2026	-
USDSGD Call Option	(66,979)	(69)	1.29	9/2026	-
USDSGD Call Option	(67,176)	(84)	1.29	9/2026	-
USDSGD Call Option	(67,374)	(103)	1.29	9/2026	-
USDSGD Call Option	(67,573)	(126)	1.29	9/2026	-
USDSGD Call Option	(67,773)	(153)	1.29	9/2026	-
USDSGD Put Option	(66,447)	(188)	1.28	8/2026	-
USDSGD Put Option	(66,831)	(122)	1.27	8/2026	-
USDSGD Put Option	(64,992)	(148)	1.28	8/2026	-
USDSGD Call Option	(63,029)	(33)	1.3	8/2026	-
USDSGD Put Option	(67,880)	(472)	1.29	8/2026	-
USDSGD Put Option	(68,081)	(400)	1.29	8/2026	-
USDSGD Put Option	(68,284)	(334)	1.28	8/2026	-
USDSGD Put Option	(68,487)	(275)	1.28	8/2026	-
USDSGD Put Option	(68,691)	(223)	1.28	8/2026	-
USDSGD Put Option	(68,897)	(178)	1.28	8/2026	-
USDSGD Put Option	(69,103)	(141)	1.28	8/2026	-
USDSGD Call Option	(62,854)	(26)	1.3	8/2026	-
USDSGD Call Option	(63,203)	(42)	1.3	8/2026	-
USDSGD Call Option	(67,479)	(76)	1.29	8/2026	-
USDSGD Call Option	(63,379)	(52)	1.29	8/2026	-
USDSGD Call Option	(63,555)	(65)	1.29	8/2026	-
USDSGD Call Option	(63,732)	(81)	1.29	8/2026	-
USDSGD Call Option	(63,910)	(100)	1.29	8/2026	-
USDSGD Call Option	(64,088)	(124)	1.29	8/2026	-
USDSGD Put Option	(64,267)	(332)	1.29	8/2026	-
USDSGD Put Option	(64,447)	(277)	1.28	8/2026	-
USDSGD Put Option	(64,628)	(228)	1.28	8/2026	-
USDSGD Call Option	(67,679)	(95)	1.29	8/2026	-
USDSGD Call Option	(67,280)	(61)	1.29	8/2026	-
USDSGD Call Option	(67,945)	(22)	1.3	8/2026	-
USDSGD Put Option	(69,814)	(380)	1.29	8/2026	-
USDSGD Call Option	(68,149)	(29)	1.3	8/2026	-
USDSGD Call Option	(68,354)	(36)	1.3	8/2026	-
USDSGD Call Option	(68,559)	(46)	1.3	8/2026	-
USDSGD Call Option	(68,766)	(58)	1.29	8/2026	-
USDSGD Call Option	(68,974)	(73)	1.29	8/2026	-
USDSGD Call Option	(69,182)	(91)	1.29	8/2026	-
USDSGD Call Option	(69,392)	(113)	1.29	8/2026	-
USDSGD Put Option	(69,602)	(452)	1.29	8/2026	-
USDSGD Put Option	(70,026)	(315)	1.28	8/2026	-
USDSGD Call Option	(67,082)	(48)	1.3	8/2026	-
USDSGD Put Option	(70,239)	(257)	1.28	8/2026	-
USDSGD Put Option	(70,454)	(207)	1.28	8/2026	-
USDSGD Put Option	(70,669)	(165)	1.28	8/2026	-
USDSGD Put Option	(70,885)	(130)	1.28	8/2026	-
USDSGD Call Option	(66,298)	(18)	1.3	8/2026	-
USDSGD Call Option	(66,493)	(24)	1.3	8/2026	-
USDSGD Call Option	(66,688)	(30)	1.3	8/2026	-
USDSGD Call Option	(66,885)	(38)	1.3	8/2026	-
USDSGD Put Option	(64,809)	(184)	1.28	8/2026	-
USDSGD Put Option	(65,175)	(117)	1.28	8/2026	-
USDSGD Call Option	(73,633)	(14)	1.29	8/2026	-
USDSGD Put Option	(73,162)	(74)	1.28	8/2026	-
USDSGD Call Option	(71,343)	(35)	1.29	8/2026	-
USDSGD Call Option	(71,566)	(49)	1.29	8/2026	-
USDSGD Call Option	(71,791)	(68)	1.29	8/2026	-
USDSGD Call Option	(72,017)	(94)	1.29	8/2026	-
USDSGD Put Option	(72,244)	(275)	1.29	8/2026	-
USDSGD Put Option	(72,471)	(207)	1.28	8/2026	-
USDSGD Put Option	(72,700)	(151)	1.28	8/2026	-
USDSGD Put Option	(72,931)	(107)	1.28	8/2026	-
USDSGD Put Option	(73,394)	(50)	1.28	8/2026	-
USDSGD Call Option	(70,898)	(17)	1.3	8/2026	-
USDSGD Put Option	(73,627)	(33)	1.27	8/2026	-
USDSGD Call Option	(73,840)	(2)	1.31	8/2026	-
USDSGD Call Option	(74,082)	(3)	1.3	8/2026	-
USDSGD Call Option	(74,325)	(6)	1.3	8/2026	-
USDSGD Call Option	(74,569)	(10)	1.3	8/2026	-
USDSGD Call Option	(74,814)	(16)	1.3	8/2026	-
USDSGD Call Option	(75,061)	(25)	1.29	8/2026	-
USDSGD Call Option	(75,309)	(37)	1.29	8/2026	-
USDSGD Call Option	(71,120)	(25)	1.3	8/2026	-
USDSGD Call Option	(70,678)	(11)	1.3	8/2026	-
USDSGD Put Option	(75,808)	(400)	1.29	8/2026	-
USDSGD Call Option	(71,083)	(67)	1.29	8/2026	-
USDSGD Put Option	(66,417)	(111)	1.28	8/2026	-
USDSGD Put Option	(66,609)	(82)	1.28	8/2026	-
USDSGD Put Option	(66,802)	(60)	1.28	8/2026	-
USDSGD Call Option	(69,989)	(13)	1.3	8/2026	-
USDSGD Call Option	(70,206)	(18)	1.3	8/2026	-
USDSGD Call Option	(70,424)	(26)	1.3	8/2026	-
USDSGD Call Option	(70,643)	(36)	1.29	8/2026	-
USDSGD Call Option	(70,862)	(49)	1.29	8/2026	-
USDSGD Call Option	(71,305)	(91)	1.29	8/2026	-
USDSGD Call Option	(70,458)	(7)	1.3	8/2026	-
USDSGD Call Option	(71,528)	(122)	1.29	8/2026	-
USDSGD Put Option	(71,752)	(245)	1.28	8/2026	-
USDSGD Put Option	(71,977)	(185)	1.28	8/2026	-
USDSGD Put Option	(72,203)	(135)	1.28	8/2026	-
USDSGD Put Option	(72,430)	(97)	1.28	8/2026	-
USDSGD Put Option	(72,658)	(68)	1.28	8/2026	-
USDSGD Put Option	(72,888)	(47)	1.27	8/2026	-
USDSGD Put Option	(73,118)	(32)	1.27	8/2026	-
USDSGD Call Option	(75,558)	(53)	1.29	8/2026	-
USDSGD Put Option	(76,059)	(308)	1.29	8/2026	-
USDSGD Put Option	(65,359)	(92)	1.27	8/2026	-
USDSGD Put Option	(74,212)	(73)	1.28	8/2026	-
USDSGD Call Option	(72,333)	(5)	1.3	8/2026	-
USDSGD Call Option	(72,564)	(9)	1.29	8/2026	-
USDSGD Call Option	(72,796)	(15)	1.29	8/2026	-
USDSGD Call Option	(73,029)	(25)	1.29	8/2026	-
USDSGD Call Option	(73,263)	(41)	1.29	8/2026	-
USDSGD Put Option	(73,499)	(268)	1.29	8/2026	-
USDSGD Put Option	(73,735)	(186)	1.28	8/2026	-
USDSGD Put Option	(73,973)	(121)	1.28	8/2026	-
USDSGD Put Option	(74,452)	(42)	1.28	8/2026	-
USDSGD Call Option	(71,874)	(1)	1.3	8/2026	-
USDSGD Put Option	(74,693)	(23)	1.28	8/2026	-
USDSGD Put Option	(74,936)	(12)	1.27	8/2026	-
USDSGD Call Option	(72,226)	-	1.3	8/2026	-
USDSGD Call Option	(72,458)	-	1.3	8/2026	-
USDSGD Call Option	(72,690)	(1)	1.3	8/2026	-
USDSGD Call Option	(72,924)	(2)	1.3	8/2026	-
USDSGD Call Option	(73,159)	(4)	1.3	8/2026	-
USDSGD Call Option	(73,395)	(7)	1.29	8/2026	-
USDSGD Call Option	(72,103)	(2)	1.3	8/2026	-
USDSGD Call Option	(71,647)	-	1.3	8/2026	-
USDSGD Put Option	(76,312)	(227)	1.28	8/2026	-
USDSGD Call Option	(73,765)	(9)	1.3	8/2026	-
USDSGD Put Option	(76,566)	(160)	1.28	8/2026	-
USDSGD Put Option	(76,821)	(109)	1.28	8/2026	-
USDSGD Put Option	(77,078)	(72)	1.28	8/2026	-
USDSGD Put Option	(77,336)	(46)	1.28	8/2026	-
USDSGD Call Option	(72,815)	(1)	1.31	8/2026	-
USDSGD Call Option	(73,051)	(1)	1.3	8/2026	-
USDSGD Call Option	(73,288)	(3)	1.3	8/2026	-
USDSGD Call Option	(73,526)	(5)	1.3	8/2026	-
USDSGD Call Option	(74,006)	(14)	1.3	8/2026	-
USDSGD Put Option	(76,225)	(51)	1.28	8/2026	-
USDSGD Call Option	(74,247)	(23)	1.29	8/2026	-
USDSGD Call Option	(74,490)	(35)	1.29	8/2026	-
USDSGD Put Option	(74,734)	(443)	1.29	8/2026	-
USDSGD Put Option	(74,980)	(346)	1.29	8/2026	-
USDSGD Put Option	(75,226)	(258)	1.29	8/2026	-
USDSGD Put Option	(75,474)	(183)	1.28	8/2026	-
USDSGD Put Option	(75,723)	(124)	1.28	8/2026	-
USDSGD Put Option	(75,973)	(81)	1.28	8/2026	-
USDSGD Put Option	(66,225)	(148)	1.28	8/2026	-
USDSGD Put Option	(66,035)	(193)	1.28	8/2026	-
USDSGD Put Option	(65,845)	(246)	1.28	8/2026	-
USDSGD Call Option	(62,342)	(16)	1.3	8/2026	-
USDSGD Call Option	(62,583)	(112)	1.29	8/2026	-
USDSGD Put Option	(62,754)	(306)	1.29	8/2026	-
USDSGD Put Option	(62,926)	(254)	1.28	8/2026	-
USDSGD Put Option	(63,098)	(207)	1.28	8/2026	-
USDSGD Put Option	(63,271)	(166)	1.28	8/2026	-
USDSGD Put Option	(63,445)	(132)	1.28	8/2026	-
USDSGD Put Option	(63,620)	(103)	1.28	8/2026	-
USDSGD Put Option	(63,795)	(80)	1.27	8/2026	-
USDSGD Call Option	(62,514)	(22)	1.3	8/2026	-
USDSGD Call Option	(62,243)	(72)	1.29	8/2026	-
USDSGD Call Option	(62,686)	(28)	1.3	8/2026	-
USDSGD Call Option	(62,859)	(36)	1.3	8/2026	-
USDSGD Call Option	(63,033)	(46)	1.29	8/2026	-
USDSGD Call Option	(63,208)	(58)	1.29	8/2026	-
USDSGD Call Option	(63,383)	(73)	1.29	8/2026	-
USDSGD Call Option	(63,559)	(93)	1.29	8/2026	-
USDSGD Put Option	(63,736)	(345)	1.29	8/2026	-
USDSGD Put Option	(63,914)	(286)	1.28	8/2026	-
USDSGD Call Option	(62,413)	(90)	1.29	8/2026	-
USDSGD Call Option	(62,074)	(58)	1.29	8/2026	-
USDSGD Put Option	(65,656)	(307)	1.29	8/2026	-
USDSGD Put Option	(64,785)	(412)	1.29	8/2026	-
USDSGD Call Option	(63,344)	(17)	1.3	8/2026	-
USDSGD Call Option	(63,522)	(22)	1.3	8/2026	-
USDSGD Call Option	(63,700)	(28)	1.3	8/2026	-
USDSGD Call Option	(63,879)	(36)	1.3	8/2026	-
USDSGD Call Option	(64,058)	(45)	1.3	8/2026	-
USDSGD Call Option	(64,239)	(57)	1.29	8/2026	-
USDSGD Call Option	(64,420)	(71)	1.29	8/2026	-
USDSGD Call Option	(64,602)	(89)	1.29	8/2026	-
USDSGD Put Option	(64,968)	(348)	1.29	8/2026	-
USDSGD Call Option	(61,906)	(46)	1.29	8/2026	-
USDSGD Put Option	(65,153)	(289)	1.28	8/2026	-
USDSGD Put Option	(65,338)	(236)	1.28	8/2026	-
USDSGD Put Option	(65,524)	(191)	1.28	8/2026	-
USDSGD Put Option	(65,710)	(151)	1.28	8/2026	-
USDSGD Put Option	(65,898)	(119)	1.28	8/2026	-
USDSGD Call Option	(61,405)	(22)	1.3	8/2026	-
USDSGD Call Option	(61,571)	(29)	1.3	8/2026	-
USDSGD Call Option	(61,738)	(36)	1.3	8/2026	-
USDSGD Put Option	(64,092)	(234)	1.28	8/2026	-
USDSGD Put Option	(64,271)	(187)	1.28	8/2026	-
USDSGD Put Option	(64,451)	(148)	1.28	8/2026	-
USDSGD Put Option	(66,338)	(94)	1.28	8/2026	-
USDSGD Call Option	(64,839)	(53)	1.29	8/2026	-
USDSGD Call Option	(65,023)	(69)	1.29	8/2026	-
USDSGD Call Option	(65,209)	(89)	1.29	8/2026	-
USDSGD Put Option	(65,395)	(325)	1.29	8/2026	-
USDSGD Put Option	(65,582)	(264)	1.28	8/2026	-
USDSGD Put Option	(65,770)	(210)	1.28	8/2026	-
USDSGD Put Option	(65,958)	(164)	1.28	8/2026	-
USDSGD Put Option	(66,148)	(125)	1.28	8/2026	-
USDSGD Put Option	(66,529)	(70)	1.28	8/2026	-
USDSGD Put Option	(64,631)	(115)	1.28	8/2026	-
USDSGD Call Option	(64,174)	(12)	1.3	8/2026	-
USDSGD Call Option	(64,356)	(16)	1.3	8/2026	-
USDSGD Call Option	(64,540)	(22)	1.3	8/2026	-
USDSGD Call Option	(64,724)	(29)	1.3	8/2026	-
USDSGD Call Option	(64,909)	(39)	1.29	8/2026	-
USDSGD Call Option	(65,094)	(51)	1.29	8/2026	-
USDSGD Call Option	(65,281)	(67)	1.29	8/2026	-
USDSGD Call Option	(65,468)	(88)	1.29	8/2026	-
USDSGD Call Option	(64,655)	(41)	1.29	8/2026	-
USDSGD Call Option	(64,472)	(31)	1.3	8/2026	-
USDSGD Call Option	(64,290)	(24)	1.3	8/2026	-
USDSGD Call Option	(64,108)	(18)	1.3	8/2026	-
USDSGD Put Option	(64,812)	(88)	1.28	8/2026	-
USDSGD Call Option	(62,761)	(18)	1.3	8/2026	-
USDSGD Call Option	(62,935)	(23)	1.3	8/2026	-
USDSGD Call Option	(63,110)	(30)	1.3	8/2026	-
USDSGD Call Option	(63,285)	(39)	1.29	8/2026	-
USDSGD Call Option	(63,461)	(50)	1.29	8/2026	-
USDSGD Call Option	(63,638)	(64)	1.29	8/2026	-
USDSGD Call Option	(63,816)	(82)	1.29	8/2026	-
USDSGD Call Option	(63,994)	(104)	1.29	8/2026	-
USDSGD Put Option	(64,173)	(300)	1.29	8/2026	-
USDSGD Put Option	(64,353)	(244)	1.28	8/2026	-
USDSGD Put Option	(64,533)	(195)	1.28	8/2026	-
USDSGD Put Option	(64,715)	(153)	1.28	8/2026	-
USDSGD Put Option	(64,897)	(118)	1.28	8/2026	-
USDSGD Put Option	(65,080)	(90)	1.28	8/2026	-
USDSGD Put Option	(65,263)	(68)	1.27	8/2026	-
USDSGD Call Option	(63,928)	(13)	1.3	8/2026	-
USDCNH Call Option	(55,215)	(38)	6.77	8/2026	-
EURPLN Put Option	(58,945)	(115)	4.29	8/2026	-
EURPLN Call Option	(57,524)	(133)	4.34	8/2026	-
EURPLN Call Option	(57,698)	(156)	4.33	8/2026	-
EURPLN Put Option	(57,874)	(432)	4.33	8/2026	-
EURPLN Put Option	(58,050)	(363)	4.32	8/2026	-
EURPLN Put Option	(58,228)	(300)	4.31	8/2026	-
EURPLN Put Option	(58,406)	(242)	4.31	8/2026	-
EURPLN Put Option	(58,585)	(192)	4.3	8/2026	-
EURPLN Put Option	(58,764)	(150)	4.29	8/2026	-
EURPLN Call Option	(56,658)	(52)	4.38	8/2026	-
EURPLN Call Option	(57,176)	(99)	4.35	8/2026	-
EURPLN Call Option	(56,829)	(60)	4.37	8/2026	-
EURPLN Call Option	(57,001)	(70)	4.37	8/2026	-
EURPLN Call Option	(57,174)	(81)	4.36	8/2026	-
EURPLN Call Option	(57,348)	(95)	4.35	8/2026	-
EURPLN Call Option	(57,522)	(111)	4.35	8/2026	-
EURPLN Call Option	(57,697)	(129)	4.34	8/2026	-
EURPLN Call Option	(57,873)	(152)	4.33	8/2026	-
EURPLN Put Option	(58,050)	(423)	4.33	8/2026	-
EURPLN Call Option	(57,350)	(115)	4.35	8/2026	-
EURPLN Call Option	(57,004)	(85)	4.36	8/2026	-
EURPLN Put Option	(58,406)	(289)	4.31	8/2026	-
EURPLN Call Option	(59,351)	(283)	4.31	8/2026	-
EURPLN Put Option	(60,543)	(47)	4.26	8/2026	-
EURPLN Call Option	(58,082)	(96)	4.36	8/2026	-
EURPLN Call Option	(58,261)	(111)	4.35	8/2026	-
EURPLN Call Option	(58,440)	(129)	4.35	8/2026	-
EURPLN Call Option	(58,621)	(150)	4.34	8/2026	-
EURPLN Call Option	(58,802)	(175)	4.33	8/2026	-
EURPLN Call Option	(58,984)	(205)	4.33	8/2026	-
EURPLN Call Option	(59,167)	(240)	4.32	8/2026	-
EURPLN Put Option	(59,536)	(230)	4.31	8/2026	-
EURPLN Call Option	(56,832)	(74)	4.37	8/2026	-
EURPLN Put Option	(59,721)	(181)	4.3	8/2026	-
EURPLN Put Option	(59,908)	(140)	4.29	8/2026	-
EURPLN Put Option	(60,095)	(107)	4.29	8/2026	-
EURPLN Put Option	(60,283)	(81)	4.28	8/2026	-
EURPLN Put Option	(60,472)	(61)	4.27	8/2026	-
EURPLN Put Option	(60,662)	(45)	4.27	8/2026	-
EURPLN Call Option	(56,491)	(55)	4.38	8/2026	-
EURPLN Call Option	(56,661)	(63)	4.37	8/2026	-
EURPLN Put Option	(58,227)	(353)	4.32	8/2026	-
EURPLN Put Option	(58,585)	(232)	4.31	8/2026	-
EURPLN Put Option	(62,499)	(68)	4.28	8/2026	-
EURPLN Call Option	(60,910)	(145)	4.33	8/2026	-
EURPLN Call Option	(61,105)	(174)	4.33	8/2026	-
EURPLN Call Option	(61,302)	(209)	4.32	8/2026	-
EURPLN Put Option	(61,499)	(284)	4.31	8/2026	-
EURPLN Put Option	(61,697)	(222)	4.31	8/2026	-
EURPLN Put Option	(61,896)	(170)	4.3	8/2026	-
EURPLN Put Option	(62,096)	(127)	4.29	8/2026	-
EURPLN Put Option	(62,297)	(93)	4.28	8/2026	-
EURPLN Put Option	(62,702)	(49)	4.27	8/2026	-
EURPLN Call Option	(60,522)	(102)	4.35	8/2026	-
EURPLN Call Option	(61,444)	(34)	4.39	8/2026	-
EURPLN Call Option	(61,646)	(42)	4.38	8/2026	-
EURPLN Call Option	(61,849)	(51)	4.37	8/2026	-
EURPLN Call Option	(62,054)	(61)	4.37	8/2026	-
EURPLN Call Option	(62,259)	(73)	4.36	8/2026	-
EURPLN Call Option	(62,465)	(88)	4.35	8/2026	-
EURPLN Call Option	(62,673)	(106)	4.34	8/2026	-
EURPLN Call Option	(62,881)	(127)	4.34	8/2026	-
EURPLN Call Option	(60,715)	(122)	4.34	8/2026	-
EURPLN Call Option	(60,329)	(86)	4.35	8/2026	-
EURPLN Put Option	(58,765)	(183)	4.3	8/2026	-
EURPLN Call Option	(57,046)	(142)	4.33	8/2026	-
EURPLN Put Option	(58,946)	(141)	4.29	8/2026	-
EURPLN Put Option	(59,127)	(107)	4.29	8/2026	-
EURPLN Call Option	(56,028)	(56)	4.37	8/2026	-
EURPLN Call Option	(56,196)	(65)	4.37	8/2026	-
EURPLN Call Option	(56,365)	(76)	4.36	8/2026	-
EURPLN Call Option	(56,534)	(88)	4.35	8/2026	-
EURPLN Call Option	(56,704)	(103)	4.35	8/2026	-
EURPLN Call Option	(56,875)	(121)	4.34	8/2026	-
EURPLN Call Option	(57,219)	(168)	4.33	8/2026	-
EURPLN Call Option	(60,138)	(73)	4.36	8/2026	-
EURPLN Put Option	(57,392)	(345)	4.32	8/2026	-
EURPLN Put Option	(57,566)	(283)	4.31	8/2026	-
EURPLN Put Option	(57,740)	(227)	4.31	8/2026	-
EURPLN Put Option	(57,916)	(178)	4.3	8/2026	-
EURPLN Put Option	(58,092)	(137)	4.29	8/2026	-
EURPLN Put Option	(58,269)	(104)	4.29	8/2026	-
EURPLN Put Option	(58,447)	(78)	4.28	8/2026	-
EURPLN Call Option	(59,947)	(62)	4.37	8/2026	-
EURPLN Put Option	(60,351)	(62)	4.27	8/2026	-
EURPLN Put Option	(60,159)	(83)	4.28	8/2026	-
EURPLN Put Option	(59,968)	(110)	4.29	8/2026	-
EURPLN Put Option	(59,778)	(144)	4.29	8/2026	-
EURPLN Call Option	(57,926)	(99)	4.36	8/2026	-
EURPLN Call Option	(58,108)	(114)	4.35	8/2026	-
EURPLN Call Option	(58,290)	(132)	4.35	8/2026	-
EURPLN Call Option	(58,473)	(153)	4.34	8/2026	-
EURPLN Call Option	(58,656)	(179)	4.33	8/2026	-
EURPLN Call Option	(58,841)	(209)	4.33	8/2026	-
EURPLN Call Option	(59,027)	(245)	4.32	8/2026	-
EURPLN Call Option	(59,213)	(288)	4.31	8/2026	-
EURPLN Put Option	(59,401)	(235)	4.31	8/2026	-
EURPLN Put Option	(59,589)	(185)	4.3	8/2026	-
USDCNH Call Option	(55,308)	(45)	6.77	8/2026	-
USDCNH Put Option	(55,309)	(51)	6.72	8/2026	-
USDCNH Call Option	(54,570)	(33)	6.77	8/2026	-
USDCNH Call Option	(54,662)	(41)	6.76	8/2026	-
USDCNH Put Option	(54,753)	(203)	6.76	8/2026	-
USDCNH Put Option	(54,845)	(169)	6.75	8/2026	-
USDCNH Put Option	(54,938)	(138)	6.74	8/2026	-
USDCNH Put Option	(55,030)	(111)	6.74	8/2026	-
USDCNH Put Option	(55,123)	(87)	6.73	8/2026	-
USDCNH Put Option	(55,216)	(67)	6.73	8/2026	-
USDCNH Call Option	(54,711)	(12)	6.79	8/2026	-
USDCNH Call Option	(54,388)	(22)	6.78	8/2026	-
USDCNH Call Option	(54,803)	(15)	6.79	8/2026	-
USDCNH Call Option	(54,896)	(18)	6.78	8/2026	-
USDCNH Call Option	(54,988)	(23)	6.78	8/2026	-
USDCNH Call Option	(55,081)	(29)	6.77	8/2026	-
USDCNH Call Option	(55,174)	(36)	6.76	8/2026	-
USDCNH Call Option	(55,268)	(45)	6.76	8/2026	-
USDCNH Call Option	(55,361)	(56)	6.75	8/2026	-
USDCNH Put Option	(55,455)	(145)	6.75	8/2026	-
USDCNH Call Option	(54,479)	(27)	6.77	8/2026	-
USDCNH Call Option	(54,297)	(18)	6.78	8/2026	-
USDCNH Put Option	(55,644)	(90)	6.74	8/2026	-
USDCNH Call Option	(54,916)	(50)	6.76	8/2026	-
USDCNH Put Option	(58,777)	(66)	6.72	8/2026	-
USDCNH Call Option	(54,275)	(12)	6.8	8/2026	-
USDCNH Call Option	(54,366)	(14)	6.79	8/2026	-
USDCNH Call Option	(54,457)	(18)	6.79	8/2026	-
USDCNH Call Option	(54,548)	(22)	6.78	8/2026	-
USDCNH Call Option	(54,640)	(27)	6.77	8/2026	-
USDCNH Call Option	(54,731)	(33)	6.77	8/2026	-
USDCNH Call Option	(54,823)	(41)	6.76	8/2026	-
USDCNH Put Option	(55,008)	(184)	6.75	8/2026	-
USDCNH Call Option	(54,206)	(14)	6.79	8/2026	-
USDCNH Put Option	(55,101)	(152)	6.75	8/2026	-
USDCNH Put Option	(55,194)	(123)	6.74	8/2026	-
USDCNH Put Option	(55,287)	(98)	6.73	8/2026	-
USDCNH Put Option	(55,380)	(77)	6.73	8/2026	-
USDCNH Put Option	(55,474)	(59)	6.72	8/2026	-
USDCNH Put Option	(55,568)	(45)	6.72	8/2026	-
USDCNH Call Option	(54,026)	(9)	6.8	8/2026	-
USDCNH Call Option	(54,116)	(11)	6.8	8/2026	-
USDCNH Put Option	(55,549)	(115)	6.74	8/2026	-
USDCNH Put Option	(55,738)	(69)	6.73	8/2026	-
USDCNH Put Option	(56,346)	(110)	6.74	8/2026	-
USDCNH Put Option	(57,328)	(54)	6.73	8/2026	-
USDCNH Call Option	(56,535)	(20)	6.78	8/2026	-
USDCNH Call Option	(56,633)	(26)	6.77	8/2026	-
USDCNH Call Option	(56,731)	(33)	6.76	8/2026	-
USDCNH Put Option	(56,830)	(199)	6.76	8/2026	-
USDCNH Put Option	(56,929)	(162)	6.75	8/2026	-
USDCNH Put Option	(57,029)	(128)	6.75	8/2026	-
USDCNH Put Option	(57,128)	(98)	6.74	8/2026	-
USDCNH Put Option	(57,228)	(74)	6.73	8/2026	-
USDCNH Put Option	(57,429)	(39)	6.72	8/2026	-
USDCNH Call Option	(56,339)	(12)	6.79	8/2026	-
USDCNH Call Option	(55,482)	(6)	6.8	8/2026	-
USDCNH Call Option	(55,577)	(8)	6.79	8/2026	-
USDCNH Call Option	(55,673)	(11)	6.78	8/2026	-
USDCNH Call Option	(55,768)	(15)	6.78	8/2026	-
USDCNH Call Option	(55,864)	(19)	6.77	8/2026	-
USDCNH Call Option	(55,960)	(25)	6.77	8/2026	-
USDCNH Call Option	(56,056)	(33)	6.76	8/2026	-
USDCNH Call Option	(56,153)	(43)	6.76	8/2026	-
USDCNH Call Option	(56,436)	(16)	6.78	8/2026	-
USDCNH Call Option	(56,241)	(9)	6.79	8/2026	-
USDCNH Put Option	(55,833)	(52)	6.72	8/2026	-
USDCNH Call Option	(55,207)	(30)	6.77	8/2026	-
USDCNH Put Option	(55,928)	(38)	6.72	8/2026	-
USDCNH Put Option	(56,024)	(28)	6.71	8/2026	-
USDCNH Call Option	(54,651)	(7)	6.8	8/2026	-
USDCNH Call Option	(54,743)	(9)	6.8	8/2026	-
USDCNH Call Option	(54,835)	(12)	6.79	8/2026	-
USDCNH Call Option	(54,928)	(15)	6.78	8/2026	-
USDCNH Call Option	(55,021)	(19)	6.78	8/2026	-
USDCNH Call Option	(55,114)	(24)	6.77	8/2026	-
USDCNH Call Option	(55,300)	(38)	6.76	8/2026	-
USDCNH Call Option	(56,144)	(7)	6.8	8/2026	-
USDCNH Put Option	(55,394)	(188)	6.76	8/2026	-
USDCNH Put Option	(55,488)	(154)	6.75	8/2026	-
USDCNH Put Option	(55,583)	(123)	6.74	8/2026	-
USDCNH Put Option	(55,677)	(96)	6.74	8/2026	-
USDCNH Put Option	(55,772)	(73)	6.73	8/2026	-
USDCNH Put Option	(55,867)	(55)	6.73	8/2026	-
USDCNH Put Option	(55,962)	(40)	6.72	8/2026	-
USDCNH Call Option	(56,047)	(5)	6.8	8/2026	-
USDCNH Put Option	(58,672)	(86)	6.73	8/2026	-
USDCNH Put Option	(58,567)	(111)	6.73	8/2026	-
USDCNH Put Option	(58,462)	(140)	6.74	8/2026	-
USDCNH Call Option	(55,681)	(23)	6.79	8/2026	-
USDCNH Put Option	(51,963)	(134)	6.74	8/2026	-
USDCNH Put Option	(52,046)	(112)	6.73	8/2026	-
USDCNH Put Option	(52,128)	(92)	6.73	8/2026	-
USDCNH Put Option	(52,211)	(74)	6.72	8/2026	-
USDCNH Put Option	(52,294)	(60)	6.72	8/2026	-
USDCNH Put Option	(52,378)	(48)	6.71	8/2026	-
USDCNH Call Option	(55,490)	(15)	6.8	8/2026	-
USDCNH Call Option	(55,585)	(19)	6.79	8/2026	-
USDCNH Call Option	(55,776)	(28)	6.78	8/2026	-
USDCNH Call Option	(51,799)	(73)	6.75	8/2026	-
USDCNH Call Option	(55,872)	(33)	6.78	8/2026	-
USDCNH Call Option	(55,968)	(40)	6.77	8/2026	-
USDCNH Call Option	(56,064)	(48)	6.76	8/2026	-
USDCNH Call Option	(56,161)	(58)	6.76	8/2026	-
USDCNH Put Option	(56,257)	(218)	6.75	8/2026	-
USDCNH Put Option	(56,354)	(184)	6.75	8/2026	-
USDCNH Put Option	(56,452)	(153)	6.74	8/2026	-
USDCNH Put Option	(56,549)	(125)	6.73	8/2026	-
USDCNH Put Option	(51,881)	(159)	6.74	8/2026	-
USDCNH Call Option	(51,717)	(62)	6.75	8/2026	-
USDCNH Put Option	(58,358)	(173)	6.75	8/2026	-
USDCNH Put Option	(56,164)	(67)	6.72	8/2026	-
USDCNH Call Option	(55,402)	(53)	6.76	8/2026	-
USDCNH Call Option	(55,497)	(63)	6.76	8/2026	-
USDCNH Call Option	(55,591)	(75)	6.75	8/2026	-
USDCNH Call Option	(55,686)	(90)	6.74	8/2026	-
USDCNH Call Option	(55,781)	(107)	6.74	8/2026	-
USDCNH Call Option	(55,876)	(128)	6.73	8/2026	-
USDCNH Put Option	(55,972)	(105)	6.73	8/2026	-
USDCNH Put Option	(56,068)	(84)	6.72	8/2026	-
USDCNH Put Option	(56,260)	(53)	6.71	8/2026	-
USDCNH Call Option	(51,635)	(52)	6.76	8/2026	-
USDCNH Put Option	(56,356)	(42)	6.7	8/2026	-
USDCNH Put Option	(56,453)	(33)	6.7	8/2026	-
USDCNH Put Option	(56,550)	(26)	6.69	8/2026	-
USDCNH Call Option	(51,229)	(23)	6.79	8/2026	-
USDCNH Call Option	(51,310)	(27)	6.78	8/2026	-
USDCNH Call Option	(51,391)	(32)	6.77	8/2026	-
USDCNH Call Option	(51,472)	(37)	6.77	8/2026	-
USDCNH Call Option	(51,553)	(44)	6.76	8/2026	-
USDCNH Put Option	(56,647)	(101)	6.73	8/2026	-
USDCNH Put Option	(56,745)	(80)	6.72	8/2026	-
USDCNH Put Option	(56,843)	(63)	6.72	8/2026	-
USDCNH Call Option	(57,330)	(9)	6.81	8/2026	-
USDCNH Call Option	(56,697)	(60)	6.76	8/2026	-
USDCNH Put Option	(56,795)	(191)	6.75	8/2026	-
USDCNH Put Option	(56,894)	(158)	6.74	8/2026	-
USDCNH Put Option	(56,993)	(129)	6.74	8/2026	-
USDCNH Put Option	(57,092)	(103)	6.73	8/2026	-
USDCNH Put Option	(57,192)	(81)	6.73	8/2026	-
USDCNH Put Option	(57,292)	(62)	6.72	8/2026	-
USDCNH Put Option	(57,392)	(48)	6.71	8/2026	-
USDCNH Call Option	(57,432)	(12)	6.8	8/2026	-
USDCNH Call Option	(55,652)	(16)	6.8	8/2026	-
USDCNH Call Option	(57,534)	(15)	6.79	8/2026	-
USDCNH Call Option	(57,636)	(18)	6.79	8/2026	-
USDCNH Call Option	(57,738)	(23)	6.78	8/2026	-
USDCNH Call Option	(57,841)	(28)	6.78	8/2026	-
USDCNH Call Option	(57,944)	(35)	6.77	8/2026	-
USDCNH Call Option	(58,047)	(43)	6.76	8/2026	-
USDCNH Put Option	(58,150)	(248)	6.76	8/2026	-
USDCNH Put Option	(58,254)	(209)	6.75	8/2026	-
USDCNH Call Option	(56,599)	(49)	6.76	8/2026	-
USDCNH Call Option	(56,501)	(40)	6.77	8/2026	-
USDCNH Call Option	(56,403)	(33)	6.77	8/2026	-
USDCNH Call Option	(56,306)	(27)	6.78	8/2026	-
USDCNH Call Option	(55,748)	(19)	6.79	8/2026	-
USDCNH Call Option	(55,843)	(23)	6.78	8/2026	-
USDCNH Call Option	(55,940)	(28)	6.78	8/2026	-
USDCNH Call Option	(56,036)	(34)	6.77	8/2026	-
USDCNH Call Option	(56,132)	(41)	6.77	8/2026	-
USDCNH Call Option	(56,229)	(50)	6.76	8/2026	-
USDCNH Call Option	(56,326)	(60)	6.76	8/2026	-
USDCNH Put Option	(56,424)	(199)	6.75	8/2026	-
USDCNH Put Option	(56,521)	(166)	6.74	8/2026	-
USDCNH Put Option	(56,619)	(136)	6.74	8/2026	-
USDCNH Put Option	(56,717)	(110)	6.73	8/2026	-
USDCNH Put Option	(56,815)	(87)	6.73	8/2026	-
USDCNH Put Option	(56,914)	(68)	6.72	8/2026	-
USDCNH Put Option	(57,013)	(53)	6.71	8/2026	-
USDCNH Call Option	(56,015)	(15)	6.8	8/2026	-
USDCNH Call Option	(56,111)	(18)	6.79	8/2026	-
USDCNH Call Option	(56,208)	(22)	6.78	8/2026	-
USDCNH Put Option	(56,249)	(141)	6.75	8/2026	-
USDCNH Put Option	(56,443)	(83)	6.74	8/2026	-
USDCNH Put Option	(57,304)	(188)	6.77	8/2026	-
USDCNH Call Option	(56,508)	-	6.81	8/2026	-
USDCNH Call Option	(56,607)	-	6.81	8/2026	-
USDCNH Call Option	(56,706)	-	6.8	8/2026	-
USDCNH Call Option	(56,805)	-	6.8	8/2026	-
USDCNH Call Option	(56,904)	-	6.79	8/2026	-
USDCNH Call Option	(57,004)	-	6.78	8/2026	-
USDCNH Call Option	(57,104)	-	6.78	8/2026	-
USDCNH Put Option	(57,204)	(236)	6.77	8/2026	-
USDCNH Put Option	(57,405)	(141)	6.76	8/2026	-
USDCNH Put Option	(58,661)	(47)	6.74	8/2026	-
USDCNH Put Option	(57,506)	(96)	6.75	8/2026	-
USDCNH Put Option	(57,607)	(57)	6.75	8/2026	-
USDCNH Put Option	(57,708)	(27)	6.74	8/2026	-
USDCNH Put Option	(57,810)	(11)	6.74	8/2026	-
USDCNH Call Option	(56,410)	-	6.82	8/2026	-
USDCNH Put Option	(58,557)	(79)	6.75	8/2026	-
USDCNH Call Option	(57,423)	-	6.82	8/2026	-
USDCNH Put Option	(60,177)	(275)	6.77	8/2026	-
USDCNH Put Option	(60,288)	(223)	6.77	8/2026	-
USDCNH Put Option	(60,399)	(174)	6.76	8/2026	-
USDCNH Put Option	(60,510)	(127)	6.76	8/2026	-
USDCNH Put Option	(60,622)	(86)	6.75	8/2026	-
USDCNH Put Option	(60,734)	(53)	6.74	8/2026	-
USDCNH Call Option	(57,220)	-	6.83	8/2026	-
USDCNH Call Option	(57,321)	-	6.82	8/2026	-
USDCNH Call Option	(57,525)	-	6.81	8/2026	-
USDCNH Put Option	(58,452)	(120)	6.76	8/2026	-
USDCNH Call Option	(57,627)	-	6.8	8/2026	-
USDCNH Call Option	(57,729)	-	6.8	8/2026	-
USDCNH Call Option	(57,831)	-	6.79	8/2026	-
USDCNH Call Option	(57,934)	-	6.79	8/2026	-
USDCNH Put Option	(58,037)	(312)	6.78	8/2026	-
USDCNH Put Option	(58,141)	(262)	6.77	8/2026	-
USDCNH Put Option	(58,244)	(213)	6.77	8/2026	-
USDCNH Put Option	(58,348)	(165)	6.76	8/2026	-
USDCNH Put Option	(56,541)	(61)	6.73	8/2026	-
USDCNH Put Option	(60,066)	(327)	6.78	8/2026	-
USDCNH Call Option	(59,956)	(1)	6.79	8/2026	-
USDCNH Call Option	(59,846)	(1)	6.79	8/2026	-
USDCNH Put Option	(61,196)	(65)	6.74	8/2026	-
USDCNH Call Option	(60,294)	(8)	6.79	8/2026	-
USDCNH Call Option	(60,405)	(11)	6.78	8/2026	-
USDCNH Call Option	(60,517)	(15)	6.77	8/2026	-
USDCNH Call Option	(60,630)	(21)	6.77	8/2026	-
USDCNH Put Option	(60,742)	(214)	6.76	8/2026	-
USDCNH Put Option	(60,855)	(169)	6.76	8/2026	-
USDCNH Put Option	(60,968)	(128)	6.75	8/2026	-
USDCNH Put Option	(61,082)	(93)	6.74	8/2026	-
USDCNH Put Option	(61,310)	(43)	6.73	8/2026	-
USDCNH Call Option	(60,071)	(3)	6.8	8/2026	-
USDCNH Put Option	(61,425)	(28)	6.72	8/2026	-
USDCNH Call Option	(60,070)	-	6.82	8/2026	-
USDCNH Call Option	(60,182)	-	6.81	8/2026	-
USDCNH Call Option	(60,294)	(1)	6.81	8/2026	-
USDCNH Call Option	(60,406)	(2)	6.8	8/2026	-
USDCNH Call Option	(60,518)	(3)	6.8	8/2026	-
USDCNH Call Option	(60,631)	(5)	6.79	8/2026	-
USDCNH Call Option	(60,744)	(8)	6.78	8/2026	-
USDCNH Call Option	(60,182)	(5)	6.79	8/2026	-
USDCNH Call Option	(59,960)	(2)	6.81	8/2026	-
USDCNH Call Option	(59,736)	-	6.8	8/2026	-
USDCNH Call Option	(55,451)	(24)	6.77	8/2026	-
USDCNH Put Option	(56,639)	(44)	6.73	8/2026	-
USDCNH Put Option	(56,737)	(31)	6.72	8/2026	-
USDCNH Put Option	(56,835)	(21)	6.71	8/2026	-
USDCNH Call Option	(54,983)	(5)	6.8	8/2026	-
USDCNH Call Option	(55,077)	(7)	6.79	8/2026	-
USDCNH Call Option	(55,170)	(10)	6.78	8/2026	-
USDCNH Call Option	(55,264)	(14)	6.78	8/2026	-
USDCNH Call Option	(55,357)	(18)	6.77	8/2026	-
USDCNH Call Option	(55,546)	(31)	6.76	8/2026	-
USDCNH Call Option	(59,850)	(1)	6.81	8/2026	-
USDCNH Call Option	(55,640)	(41)	6.76	8/2026	-
USDCNH Put Option	(55,735)	(128)	6.75	8/2026	-
USDCNH Put Option	(55,830)	(98)	6.74	8/2026	-
USDCNH Put Option	(55,925)	(72)	6.74	8/2026	-
USDCNH Put Option	(56,021)	(52)	6.73	8/2026	-
USDCNH Put Option	(56,117)	(36)	6.73	8/2026	-
USDCNH Put Option	(56,213)	(25)	6.72	8/2026	-
USDCNH Put Option	(56,309)	(17)	6.72	8/2026	-
USDCNH Call Option	(60,858)	(11)	6.78	8/2026	-
USDCNH Put Option	(60,972)	(272)	6.77	8/2026	-
USDCNH Put Option	(61,086)	(222)	6.76	8/2026	-
USDCNH Put Option	(63,833)	(241)	6.77	8/2026	-
USDCNH Call Option	(62,849)	-	6.82	8/2026	-
USDCNH Call Option	(62,971)	-	6.81	8/2026	-
USDCNH Call Option	(63,093)	-	6.81	8/2026	-
USDCNH Call Option	(63,215)	(1)	6.8	8/2026	-
USDCNH Call Option	(63,338)	(1)	6.79	8/2026	-
USDCNH Call Option	(63,461)	(3)	6.79	8/2026	-
USDCNH Put Option	(63,585)	(356)	6.78	8/2026	-
USDCNH Put Option	(63,709)	(298)	6.77	8/2026	-
USDCNH Put Option	(63,958)	(187)	6.76	8/2026	-
USDCNH Put Option	(61,200)	(175)	6.76	8/2026	-
USDCNH Put Option	(64,083)	(136)	6.75	8/2026	-
USDCNH Put Option	(64,208)	(92)	6.75	8/2026	-
USDCNH Put Option	(64,334)	(57)	6.74	8/2026	-
USDCNH Call Option	(59,193)	-	6.83	8/2026	-
USDCNH Call Option	(59,301)	-	6.82	8/2026	-
USDCNH Call Option	(59,409)	-	6.82	8/2026	-
USDCNH Call Option	(59,518)	-	6.81	8/2026	-
USDCNH Call Option	(59,627)	-	6.81	8/2026	-
USDCNH Call Option	(62,728)	-	6.83	8/2026	-
USDCNH Call Option	(62,606)	-	6.83	8/2026	-
USDCNH Put Option	(64,575)	(18)	6.72	8/2026	-
USDCNH Put Option	(64,449)	(32)	6.73	8/2026	-
USDCNH Put Option	(61,315)	(132)	6.75	8/2026	-
USDCNH Put Option	(61,430)	(94)	6.74	8/2026	-
USDCNH Put Option	(61,545)	(64)	6.74	8/2026	-
USDCNH Put Option	(61,661)	(41)	6.73	8/2026	-
USDCNH Call Option	(62,839)	-	6.82	8/2026	-
USDCNH Call Option	(62,961)	-	6.81	8/2026	-
USDCNH Call Option	(63,083)	(1)	6.8	8/2026	-
USDCNH Call Option	(63,205)	(2)	6.8	8/2026	-
USDCNH Call Option	(63,328)	(3)	6.79	8/2026	-
USDCNH Call Option	(63,451)	(6)	6.78	8/2026	-
USDCNH Call Option	(63,574)	(9)	6.78	8/2026	-
USDCNH Call Option	(63,698)	(14)	6.77	8/2026	-
USDCNH Put Option	(63,822)	(222)	6.76	8/2026	-
USDCNH Put Option	(63,947)	(170)	6.76	8/2026	-
USDCNH Put Option	(64,072)	(123)	6.75	8/2026	-
USDCNH Put Option	(64,197)	(83)	6.74	8/2026	-
USDCNH Put Option	(64,323)	(53)	6.74	8/2026	-
USDKRW Call Option	(136,274)	(13)	1,517.62	8/2026	-
USDKRW Put Option	(143,790)	(3,621)	1,469.49	8/2026	(0.01)
USDKRW Put Option	(145,028)	(3,128)	1,463.21	8/2026	(0.01)
USDKRW Put Option	(146,281)	(2,658)	1,456.92	8/2026	(0.01)
USDKRW Put Option	(147,551)	(2,219)	1,450.64	8/2026	(0.01)
USDKRW Put Option	(148,838)	(1,817)	1,444.36	8/2026	(0.01)
USDKRW Put Option	(150,141)	(1,458)	1,438.07	8/2026	-
USDKRW Call Option	(134,009)	(4)	1,530.4	8/2026	-
USDKRW Call Option	(135,134)	(8)	1,524.01	8/2026	-
USDKRW Call Option	(137,429)	(22)	1,511.23	8/2026	-
USDKRW Call Option	(141,362)	(177)	1,482.06	8/2026	-
USDKRW Call Option	(138,598)	(35)	1,504.85	8/2026	-
USDKRW Call Option	(139,782)	(56)	1,498.46	8/2026	-
USDKRW Call Option	(140,982)	(84)	1,492.07	8/2026	-
USDKRW Call Option	(142,197)	(123)	1,485.68	8/2026	-
USDKRW Put Option	(143,428)	(4,439)	1,479.29	8/2026	(0.01)
USDKRW Put Option	(144,674)	(3,900)	1,472.91	8/2026	(0.01)
USDKRW Put Option	(145,938)	(3,376)	1,466.52	8/2026	(0.01)
USDKRW Put Option	(147,217)	(2,873)	1,460.13	8/2026	(0.01)
USDKRW Put Option	(142,568)	(4,132)	1,475.77	8/2026	(0.01)
USDKRW Call Option	(140,171)	(126)	1,488.34	8/2026	-
USDKRW Put Option	(149,828)	(1,961)	1,447.35	8/2026	(0.01)
USDKRW Put Option	(141,783)	(2,954)	1,460.85	8/2026	(0.01)
USDKRW Call Option	(132,718)	(50)	1,509.91	8/2026	-
USDKRW Call Option	(133,803)	(71)	1,503.78	8/2026	-
USDKRW Call Option	(134,901)	(101)	1,497.65	8/2026	-
USDKRW Call Option	(136,013)	(138)	1,491.51	8/2026	-
USDKRW Call Option	(137,138)	(187)	1,485.38	8/2026	-
USDKRW Call Option	(138,278)	(251)	1,479.25	8/2026	-
USDKRW Put Option	(139,432)	(3,876)	1,473.11	8/2026	(0.01)
USDKRW Put Option	(140,600)	(3,406)	1,466.98	8/2026	(0.01)
USDKRW Put Option	(142,981)	(2,525)	1,454.71	8/2026	(0.01)
USDKRW Call Option	(138,995)	(89)	1,494.62	8/2026	-
USDKRW Put Option	(144,195)	(2,126)	1,448.58	8/2026	(0.01)
USDKRW Put Option	(145,423)	(1,761)	1,442.45	8/2026	(0.01)
USDKRW Put Option	(146,668)	(1,434)	1,436.31	8/2026	-
USDKRW Call Option	(133,330)	(10)	1,526.04	8/2026	-
USDKRW Call Option	(134,435)	(16)	1,519.76	8/2026	-
USDKRW Call Option	(135,554)	(25)	1,513.47	8/2026	-
USDKRW Call Option	(136,686)	(40)	1,507.19	8/2026	-
USDKRW Call Option	(137,833)	(61)	1,500.91	8/2026	-
USDKRW Put Option	(148,514)	(2,399)	1,453.74	8/2026	(0.01)
USDKRW Put Option	(151,159)	(1,568)	1,440.97	8/2026	(0.01)
USDKRW Put Option	(161,237)	(4,157)	1,472.35	8/2026	(0.01)
USDKRW Call Option	(145,478)	-	1,550.05	8/2026	-
USDKRW Put Option	(153,709)	(6,887)	1,500.66	8/2026	(0.02)
USDKRW Put Option	(155,143)	(6,215)	1,493.7	8/2026	(0.02)
USDKRW Put Option	(156,597)	(5,541)	1,486.75	8/2026	(0.02)
USDKRW Put Option	(158,072)	(4,870)	1,479.8	8/2026	(0.02)
USDKRW Put Option	(159,567)	(4,206)	1,472.85	8/2026	(0.01)
USDKRW Put Option	(161,084)	(3,559)	1,465.9	8/2026	(0.01)
USDKRW Put Option	(162,623)	(2,941)	1,458.95	8/2026	(0.01)
USDKRW Call Option	(144,161)	-	1,557.11	8/2026	-
USDKRW Call Option	(146,813)	-	1,542.98	8/2026	-
USDKRW Call Option	(150,899)	(8)	1,514.56	8/2026	-
USDKRW Call Option	(148,167)	-	1,535.92	8/2026	-
USDKRW Call Option	(149,539)	(1)	1,528.86	8/2026	-
USDKRW Call Option	(150,930)	(2)	1,521.79	8/2026	-
USDKRW Call Option	(152,341)	(4)	1,514.73	8/2026	-
USDKRW Call Option	(153,772)	(9)	1,507.67	8/2026	-
USDKRW Put Option	(155,223)	(6,938)	1,500.6	8/2026	(0.02)
USDKRW Put Option	(156,694)	(6,242)	1,493.54	8/2026	(0.02)
USDKRW Put Option	(158,187)	(5,544)	1,486.48	8/2026	(0.02)
USDKRW Call Option	(152,294)	(15)	1,507.61	8/2026	-
USDKRW Call Option	(149,524)	(4)	1,521.51	8/2026	-
USDKRW Call Option	(145,754)	(1)	1,538.76	8/2026	-
USDKRW Put Option	(158,276)	(4,589)	1,476.64	8/2026	(0.02)
USDKRW Call Option	(147,070)	(3)	1,531.86	8/2026	-
USDKRW Call Option	(148,405)	(5)	1,524.96	8/2026	-
USDKRW Call Option	(149,758)	(9)	1,518.05	8/2026	-
USDKRW Call Option	(151,129)	(17)	1,511.15	8/2026	-
USDKRW Call Option	(152,519)	(29)	1,504.25	8/2026	-
USDKRW Call Option	(153,929)	(50)	1,497.34	8/2026	-
USDKRW Call Option	(155,358)	(80)	1,490.44	8/2026	-
USDKRW Put Option	(156,807)	(5,243)	1,483.54	8/2026	(0.02)
USDKRW Put Option	(159,767)	(3,948)	1,469.73	8/2026	(0.01)
USDKRW Call Option	(148,167)	(2)	1,528.46	8/2026	-
USDKRW Put Option	(161,278)	(3,329)	1,462.83	8/2026	(0.01)
USDKRW Put Option	(162,811)	(2,743)	1,455.93	8/2026	(0.01)
USDKRW Put Option	(164,366)	(2,202)	1,449.02	8/2026	(0.01)
USDKRW Put Option	(165,943)	(1,718)	1,442.12	8/2026	(0.01)
USDKRW Call Option	(142,919)	-	1,556.27	8/2026	-
USDKRW Call Option	(144,204)	-	1,549.32	8/2026	-
USDKRW Call Option	(145,507)	-	1,542.37	8/2026	-
USDKRW Call Option	(146,828)	(1)	1,535.42	8/2026	-
USDKRW Call Option	(131,646)	(34)	1,516.05	8/2026	-
USDKRW Call Option	(130,587)	(22)	1,522.18	8/2026	-
USDKRW Put Option	(148,368)	(1,174)	1,429.58	8/2026	-
USDKRW Call Option	(138,432)	(367)	1,478.2	8/2026	-
USDKRW Put Option	(147,871)	(1,581)	1,434.33	8/2026	(0.01)
USDKRW Put Option	(149,160)	(1,299)	1,428.12	8/2026	-
USDKRW Put Option	(150,466)	(1,053)	1,421.91	8/2026	-
USDKRW Call Option	(132,829)	(97)	1,509.06	8/2026	-
USDKRW Call Option	(133,922)	(128)	1,502.89	8/2026	-
USDKRW Call Option	(135,029)	(169)	1,496.72	8/2026	-
USDKRW Call Option	(136,149)	(221)	1,490.55	8/2026	-
USDKRW Call Option	(137,284)	(286)	1,484.38	8/2026	-
USDKRW Call Option	(139,596)	(469)	1,472.03	8/2026	-
USDKRW Put Option	(145,342)	(2,252)	1,446.75	8/2026	(0.01)
USDKRW Call Option	(140,774)	(595)	1,465.86	8/2026	-
USDKRW Put Option	(141,967)	(3,030)	1,459.69	8/2026	(0.01)
USDKRW Put Option	(143,175)	(2,617)	1,453.52	8/2026	(0.01)
USDKRW Put Option	(144,398)	(2,232)	1,447.35	8/2026	(0.01)
USDKRW Put Option	(145,638)	(1,879)	1,441.17	8/2026	(0.01)
USDKRW Put Option	(146,893)	(1,560)	1,435	8/2026	(0.01)
USDKRW Put Option	(148,165)	(1,278)	1,428.83	8/2026	-
USDKRW Put Option	(149,453)	(1,033)	1,422.66	8/2026	-
USDKRW Put Option	(146,598)	(1,899)	1,440.54	8/2026	(0.01)
USDKRW Put Option	(144,102)	(2,637)	1,452.97	8/2026	(0.01)
USDKRW Put Option	(147,104)	(1,457)	1,435.71	8/2026	-
USDKRW Put Option	(149,733)	(1,277)	1,426.53	8/2026	-
USDKRW Call Option	(139,813)	(454)	1,476.27	8/2026	-
USDKRW Call Option	(140,998)	(571)	1,470.05	8/2026	-
USDKRW Call Option	(142,198)	(714)	1,463.84	8/2026	-
USDKRW Put Option	(143,414)	(2,987)	1,457.62	8/2026	(0.01)
USDKRW Put Option	(144,645)	(2,583)	1,451.4	8/2026	(0.01)
USDKRW Put Option	(145,892)	(2,206)	1,445.18	8/2026	(0.01)
USDKRW Put Option	(147,156)	(1,862)	1,438.97	8/2026	(0.01)
USDKRW Put Option	(148,436)	(1,552)	1,432.75	8/2026	(0.01)
USDKRW Put Option	(151,046)	(1,039)	1,420.31	8/2026	-
USDKRW Put Option	(142,877)	(3,050)	1,459.18	8/2026	(0.01)
USDKRW Call Option	(133,621)	(110)	1,508.87	8/2026	-
USDKRW Call Option	(134,728)	(145)	1,502.66	8/2026	-
USDKRW Call Option	(135,849)	(189)	1,496.45	8/2026	-
USDKRW Call Option	(136,984)	(244)	1,490.24	8/2026	-
USDKRW Call Option	(138,133)	(314)	1,484.02	8/2026	-
USDKRW Call Option	(139,297)	(401)	1,477.81	8/2026	-
USDKRW Call Option	(140,475)	(509)	1,471.6	8/2026	-
USDKRW Call Option	(141,669)	(642)	1,465.39	8/2026	-
USDKRW Call Option	(132,389)	(80)	1,510.39	8/2026	-
USDKRW Call Option	(133,463)	(107)	1,504.31	8/2026	-
USDKRW Call Option	(134,549)	(142)	1,498.22	8/2026	-
USDKRW Call Option	(135,305)	(119)	1,497	8/2026	-
USDKRW Put Option	(142,071)	(3,123)	1,461.93	8/2026	(0.01)
USDKRW Put Option	(143,275)	(2,694)	1,455.77	8/2026	(0.01)
USDKRW Put Option	(144,496)	(2,292)	1,449.61	8/2026	(0.01)
USDKRW Put Option	(145,732)	(1,922)	1,443.45	8/2026	(0.01)
USDKRW Put Option	(146,984)	(1,588)	1,437.28	8/2026	(0.01)
USDKRW Call Option	(132,041)	(43)	1,515.39	8/2026	-
USDKRW Call Option	(133,115)	(62)	1,509.26	8/2026	-
USDKRW Call Option	(134,203)	(87)	1,503.13	8/2026	-
USDKRW Call Option	(136,419)	(161)	1,490.88	8/2026	-
USDKRW Call Option	(135,649)	(187)	1,492.13	8/2026	-
USDKRW Call Option	(137,548)	(215)	1,484.75	8/2026	-
USDKRW Call Option	(138,691)	(285)	1,478.62	8/2026	-
USDKRW Call Option	(139,848)	(373)	1,472.49	8/2026	-
USDKRW Put Option	(141,019)	(3,402)	1,466.36	8/2026	(0.01)
USDKRW Put Option	(142,206)	(2,956)	1,460.23	8/2026	(0.01)
USDKRW Put Option	(143,407)	(2,533)	1,454.1	8/2026	(0.01)
USDKRW Put Option	(144,624)	(2,139)	1,447.97	8/2026	(0.01)
USDKRW Put Option	(145,856)	(1,779)	1,441.84	8/2026	(0.01)
USDKRW Put Option	(140,881)	(3,574)	1,468.09	8/2026	(0.01)
USDKRW Put Option	(139,706)	(4,042)	1,474.25	8/2026	(0.01)
USDKRW Call Option	(138,545)	(287)	1,480.41	8/2026	-
USDKRW Call Option	(137,400)	(219)	1,486.57	8/2026	-
USDKRW Call Option	(136,762)	(245)	1,486.05	8/2026	-
USDKRW Call Option	(137,890)	(317)	1,479.96	8/2026	-
USDKRW Call Option	(139,031)	(407)	1,473.87	8/2026	-
USDKRW Call Option	(140,186)	(520)	1,467.79	8/2026	-
USDKRW Put Option	(141,356)	(3,128)	1,461.7	8/2026	(0.01)
USDKRW Put Option	(142,541)	(2,710)	1,455.62	8/2026	(0.01)
USDKRW Put Option	(143,740)	(2,318)	1,449.53	8/2026	(0.01)
USDKRW Put Option	(144,955)	(1,957)	1,443.44	8/2026	(0.01)
USDKRW Put Option	(146,185)	(1,629)	1,437.36	8/2026	(0.01)
USDKRW Put Option	(147,431)	(1,338)	1,431.27	8/2026	-
USDKRW Put Option	(148,693)	(1,083)	1,425.18	8/2026	-
USDKRW Call Option	(130,813)	(32)	1,523.53	8/2026	-
USDKRW Call Option	(131,878)	(46)	1,517.37	8/2026	-
USDKRW Call Option	(132,955)	(66)	1,511.21	8/2026	-
USDKRW Call Option	(134,046)	(91)	1,505.05	8/2026	-
USDKRW Call Option	(135,150)	(123)	1,498.89	8/2026	-
USDKRW Call Option	(136,268)	(165)	1,492.73	8/2026	-
USDKRW Put Option	(159,701)	(4,847)	1,479.42	8/2026	(0.02)
USDKRW Put Option	(162,795)	(3,484)	1,465.29	8/2026	(0.01)
USDKRW Call Option	(137,487)	(281)	1,488.71	8/2026	-
USDKRW Put Option	(164,376)	(2,841)	1,458.23	8/2026	(0.01)
USDKRW Call Option	(140,930)	-	1,573.18	8/2026	-
USDKRW Call Option	(157,216)	(2)	1,506.38	8/2026	-
USDKRW Put Option	(158,691)	(6,941)	1,499.37	8/2026	(0.02)
USDKRW Put Option	(160,186)	(6,224)	1,492.35	8/2026	(0.02)
USDKRW Put Option	(161,703)	(5,501)	1,485.34	8/2026	(0.02)
USDKRW Put Option	(163,241)	(4,774)	1,478.32	8/2026	(0.02)
USDKRW Put Option	(164,801)	(4,051)	1,471.31	8/2026	(0.01)
USDKRW Put Option	(166,384)	(3,343)	1,464.29	8/2026	(0.01)
USDKRW Put Option	(167,989)	(2,664)	1,457.28	8/2026	(0.01)
USDKRW Call Option	(142,162)	-	1,566.35	8/2026	-
USDKRW Call Option	(154,328)	-	1,520.41	8/2026	-
USDKRW Call Option	(143,411)	-	1,559.51	8/2026	-
USDKRW Call Option	(144,676)	-	1,552.68	8/2026	-
USDKRW Call Option	(145,957)	-	1,545.85	8/2026	-
USDKRW Call Option	(147,256)	-	1,539.02	8/2026	-
USDKRW Call Option	(148,572)	-	1,532.19	8/2026	-
USDKRW Call Option	(149,906)	-	1,525.35	8/2026	-
USDKRW Put Option	(151,258)	(8,646)	1,518.52	8/2026	(0.03)
USDKRW Put Option	(152,628)	(7,993)	1,511.69	8/2026	(0.03)
USDKRW Call Option	(155,762)	(1)	1,513.4	8/2026	-
USDKRW Call Option	(152,914)	-	1,527.42	8/2026	-
USDKRW Put Option	(158,017)	(6,503)	1,495.59	8/2026	(0.02)
USDKRW Call Option	(146,612)	-	1,552.67	8/2026	-
USDKRW Call Option	(147,969)	-	1,545.54	8/2026	-
USDKRW Call Option	(149,344)	-	1,538.4	8/2026	-
USDKRW Call Option	(150,739)	-	1,531.27	8/2026	-
USDKRW Call Option	(152,154)	(1)	1,524.13	8/2026	-
USDKRW Call Option	(153,589)	(1)	1,517	8/2026	-
USDKRW Call Option	(155,044)	(3)	1,509.86	8/2026	-
USDKRW Call Option	(156,520)	(8)	1,502.73	8/2026	-
USDKRW Put Option	(159,535)	(5,784)	1,488.46	8/2026	(0.02)
USDKRW Call Option	(151,519)	-	1,534.44	8/2026	-
USDKRW Put Option	(161,076)	(5,064)	1,481.32	8/2026	(0.02)
USDKRW Put Option	(162,639)	(4,345)	1,474.19	8/2026	(0.01)
USDKRW Put Option	(164,225)	(3,639)	1,467.05	8/2026	(0.01)
USDKRW Put Option	(165,834)	(2,959)	1,459.91	8/2026	(0.01)
USDKRW Put Option	(167,467)	(2,322)	1,452.78	8/2026	(0.01)
USDKRW Call Option	(147,447)	-	1,555.48	8/2026	-
USDKRW Call Option	(148,786)	-	1,548.47	8/2026	-
USDKRW Call Option	(150,143)	-	1,541.45	8/2026	-
USDKRW Put Option	(154,017)	(7,328)	1,504.86	8/2026	(0.02)
USDKRW Put Option	(155,425)	(6,652)	1,498.03	8/2026	(0.02)
USDKRW Put Option	(156,853)	(5,964)	1,491.19	8/2026	(0.02)
USDKRW Put Option	(151,591)	(7,045)	1,503.26	8/2026	(0.02)
USDKRW Call Option	(141,493)	-	1,555.98	8/2026	-
USDKRW Call Option	(142,699)	-	1,549.39	8/2026	-
USDKRW Call Option	(143,920)	-	1,542.8	8/2026	-
USDKRW Put Option	(145,158)	(10,101)	1,536.21	8/2026	(0.03)
USDKRW Put Option	(146,411)	(9,511)	1,529.62	8/2026	(0.03)
USDKRW Put Option	(147,681)	(8,911)	1,523.03	8/2026	(0.03)
USDKRW Put Option	(148,968)	(8,300)	1,516.44	8/2026	(0.03)
USDKRW Put Option	(150,271)	(7,678)	1,509.85	8/2026	(0.03)
USDKRW Put Option	(152,929)	(6,400)	1,496.67	8/2026	(0.02)
USDKRW Put Option	(158,300)	(5,267)	1,484.36	8/2026	(0.02)
USDKRW Call Option	(140,302)	-	1,562.57	8/2026	-
USDKRW Call Option	(139,126)	-	1,569.16	8/2026	-
USDKRW Call Option	(137,964)	-	1,575.75	8/2026	-
USDKRW Call Option	(136,818)	-	1,582.34	8/2026	-
USDKRW Put Option	(159,767)	(4,564)	1,477.53	8/2026	(0.02)
USDKRW Call Option	(138,392)	-	1,578.07	8/2026	-
USDKRW Call Option	(139,567)	-	1,571.41	8/2026	-
USDKRW Call Option	(140,758)	-	1,564.75	8/2026	-
USDKRW Call Option	(141,963)	-	1,558.09	8/2026	-
USDKRW Call Option	(143,185)	-	1,551.43	8/2026	-
USDKRW Call Option	(144,422)	-	1,544.77	8/2026	-
USDKRW Call Option	(145,675)	-	1,538.11	8/2026	-
USDKRW Call Option	(146,945)	-	1,531.45	8/2026	-
USDKRW Put Option	(148,231)	(9,126)	1,524.8	8/2026	(0.03)
USDKRW Put Option	(149,534)	(8,508)	1,518.14	8/2026	(0.03)
USDKRW Put Option	(150,855)	(7,879)	1,511.48	8/2026	(0.03)
USDKRW Put Option	(152,193)	(7,238)	1,504.82	8/2026	(0.02)
USDKRW Put Option	(153,549)	(6,585)	1,498.16	8/2026	(0.02)
USDKRW Put Option	(154,923)	(5,921)	1,491.5	8/2026	(0.02)
USDKRW Put Option	(156,315)	(5,246)	1,484.84	8/2026	(0.02)
USDKRW Call Option	(135,685)	-	1,588.93	8/2026	-
USDKRW Call Option	(138,642)	(358)	1,482.49	8/2026	-
USDKRW Call Option	(136,346)	(219)	1,494.92	8/2026	-
USDKRW Call Option	(135,218)	(170)	1,501.14	8/2026	-
USDKRW Call Option	(148,244)	(440)	1,485.3	9/2026	-
USDKRW Call Option	(149,618)	(557)	1,478.46	9/2026	-
USDKRW Call Option	(152,426)	(877)	1,464.78	9/2026	-
USDKRW Call Option	(151,012)	(701)	1,471.62	9/2026	-
USDKRW Call Option	(153,859)	(1,089)	1,457.94	9/2026	-
USDKRW Call Option	(154,490)	(1,050)	1,455.89	8/2026	-
USDKRW Put Option	(157,568)	(570)	1,400.72	8/2026	-
USDKRW Put Option	(159,029)	(444)	1,394.27	8/2026	-
USDKRW Call Option	(146,316)	(244)	1,496	8/2026	-
USDKRW Call Option	(147,633)	(316)	1,489.32	8/2026	-
USDKRW Call Option	(148,967)	(408)	1,482.63	8/2026	-
USDKRW Call Option	(150,320)	(522)	1,475.95	8/2026	-
USDKRW Call Option	(151,691)	(663)	1,469.26	8/2026	-
USDKRW Call Option	(153,081)	(837)	1,462.58	8/2026	-
USDKRW Call Option	(155,918)	(1,306)	1,449.21	8/2026	-
USDKRW Put Option	(154,706)	(908)	1,413.62	8/2026	-
USDKRW Put Option	(157,367)	(2,255)	1,442.52	8/2026	(0.01)
USDKRW Put Option	(158,836)	(1,876)	1,435.83	8/2026	(0.01)
USDKRW Put Option	(160,325)	(1,539)	1,429.15	8/2026	(0.01)
USDKRW Put Option	(161,836)	(1,245)	1,422.46	8/2026	-
USDKRW Put Option	(163,368)	(995)	1,415.78	8/2026	-
USDKRW Put Option	(164,922)	(784)	1,409.09	8/2026	-
USDKRW Put Option	(166,498)	(610)	1,402.41	8/2026	-
USDKRW Call Option	(134,105)	(130)	1,507.36	8/2026	-
USDKRW Put Option	(156,127)	(724)	1,407.17	8/2026	-
USDKRW Put Option	(153,305)	(1,126)	1,420.06	8/2026	-
USDKRW Call Option	(155,313)	(1,345)	1,451.11	9/2026	-
USDKRW Put Option	(169,378)	(440)	1,389.55	9/2026	-
USDKRW Call Option	(156,788)	(1,648)	1,444.27	9/2026	(0.01)
USDKRW Call Option	(158,283)	(2,003)	1,437.43	9/2026	(0.01)
USDKRW Put Option	(159,800)	(1,736)	1,430.59	9/2026	(0.01)
USDKRW Put Option	(161,339)	(1,423)	1,423.75	9/2026	-
USDKRW Put Option	(162,901)	(1,153)	1,416.91	9/2026	-
USDKRW Put Option	(164,485)	(922)	1,410.07	9/2026	-
USDKRW Put Option	(166,092)	(729)	1,403.23	9/2026	-
USDKRW Put Option	(167,723)	(570)	1,396.39	9/2026	-
USDKRW Call Option	(140,277)	(381)	1,484.54	8/2026	-
USDKRW Put Option	(151,922)	(1,380)	1,426.51	8/2026	-
USDKRW Call Option	(141,503)	(481)	1,478.1	8/2026	-
USDKRW Call Option	(142,746)	(604)	1,471.65	8/2026	-
USDKRW Call Option	(144,005)	(754)	1,465.2	8/2026	-
USDKRW Call Option	(145,281)	(935)	1,458.75	8/2026	-
USDKRW Call Option	(146,574)	(1,153)	1,452.3	8/2026	-
USDKRW Call Option	(147,884)	(1,411)	1,445.86	8/2026	-
USDKRW Call Option	(149,212)	(1,713)	1,439.41	8/2026	(0.01)
USDKRW Put Option	(150,558)	(1,671)	1,432.96	8/2026	(0.01)
USDINR Put Option	(79,179)	(9)	94.37	8/2026	-
USDINR Call Option	(76,552)	(55)	95.98	8/2026	-
USDINR Call Option	(76,873)	(88)	95.78	8/2026	-
USDINR Call Option	(77,196)	(138)	95.58	8/2026	-
USDINR Call Option	(77,522)	(209)	95.38	8/2026	-
USDINR Put Option	(77,849)	(113)	95.18	8/2026	-
USDINR Put Option	(78,178)	(66)	94.98	8/2026	-
USDINR Put Option	(78,510)	(37)	94.78	8/2026	-
USDINR Put Option	(78,843)	(19)	94.58	8/2026	-
USDINR Put Option	(79,517)	(4)	94.17	8/2026	-
USDINR Call Option	(75,916)	(19)	96.38	8/2026	-
USDINR Put Option	(79,857)	(2)	93.97	8/2026	-
USDINR Call Option	(76,154)	(1)	96.96	8/2026	-
USDINR Call Option	(76,474)	(3)	96.75	8/2026	-
USDINR Call Option	(76,797)	(6)	96.55	8/2026	-
USDINR Call Option	(77,122)	(13)	96.35	8/2026	-
USDINR Call Option	(77,449)	(25)	96.14	8/2026	-
USDINR Call Option	(77,778)	(45)	95.94	8/2026	-
USDINR Call Option	(78,110)	(78)	95.74	8/2026	-
USDINR Call Option	(76,233)	(33)	96.18	8/2026	-
USDINR Call Option	(75,600)	(11)	96.58	8/2026	-
USDINR Put Option	(78,779)	(142)	95.33	8/2026	-
USDINR Call Option	(80,883)	(67)	96.04	8/2026	-
USDINR Put Option	(82,954)	(32)	94.52	8/2026	-
USDINR Put Option	(83,325)	(17)	94.31	8/2026	-
USDINR Put Option	(83,699)	(9)	94.1	8/2026	-
USDINR Call Option	(79,123)	(4)	97.1	8/2026	-
USDINR Call Option	(79,470)	(8)	96.89	8/2026	-
USDINR Call Option	(79,820)	(15)	96.68	8/2026	-
USDINR Call Option	(80,172)	(25)	96.47	8/2026	-
USDINR Call Option	(80,526)	(42)	96.25	8/2026	-
USDINR Call Option	(81,242)	(104)	95.83	8/2026	-
USDINR Call Option	(75,287)	(6)	96.78	8/2026	-
USDINR Call Option	(81,603)	(160)	95.62	8/2026	-
USDINR Put Option	(81,967)	(218)	95.4	8/2026	-
USDINR Put Option	(82,333)	(139)	95.19	8/2026	-
USDINR Put Option	(82,702)	(85)	94.98	8/2026	-
USDINR Put Option	(83,073)	(48)	94.77	8/2026	-
USDINR Put Option	(83,447)	(26)	94.55	8/2026	-
USDINR Put Option	(83,823)	(13)	94.34	8/2026	-
USDINR Put Option	(84,202)	(6)	94.13	8/2026	-
USDINR Call Option	(78,443)	(130)	95.53	8/2026	-
USDINR Put Option	(79,116)	(81)	95.12	8/2026	-
USDINR Put Option	(79,456)	(42)	94.92	8/2026	-
USDINR Call Option	(77,051)	(8)	96.28	8/2026	-
USDINR Put Option	(79,798)	(20)	94.72	8/2026	-
USDINR Put Option	(80,142)	(9)	94.51	8/2026	-
USDINR Put Option	(80,489)	(3)	94.31	8/2026	-
USDINR Put Option	(80,837)	(1)	94.11	8/2026	-
USDINR Call Option	(75,764)	-	97.09	8/2026	-
USDINR Call Option	(76,083)	-	96.89	8/2026	-
USDINR Call Option	(76,403)	(1)	96.69	8/2026	-
USDINR Call Option	(76,726)	(3)	96.48	8/2026	-
USDINR Call Option	(77,378)	(17)	96.08	8/2026	-
USDINR Put Option	(80,417)	(1)	94.24	8/2026	-
USDINR Call Option	(77,707)	(35)	95.87	8/2026	-
USDINR Call Option	(78,038)	(68)	95.67	8/2026	-
USDINR Put Option	(78,372)	(174)	95.47	8/2026	-
USDINR Put Option	(78,707)	(95)	95.26	8/2026	-
USDINR Put Option	(79,045)	(46)	95.06	8/2026	-
USDINR Put Option	(79,384)	(20)	94.85	8/2026	-
USDINR Put Option	(79,726)	(8)	94.65	8/2026	-
USDINR Put Option	(80,070)	(2)	94.45	8/2026	-
USDINR Put Option	(82,585)	(55)	94.73	8/2026	-
USDINR Put Option	(82,219)	(92)	94.95	8/2026	-
USDINR Put Option	(81,855)	(145)	95.16	8/2026	-
USDINR Call Option	(79,680)	(4)	97.94	8/2026	-
USDINR Call Option	(82,349)	(73)	96.62	8/2026	-
USDINR Put Option	(82,720)	(891)	96.4	8/2026	-
USDINR Put Option	(83,093)	(742)	96.19	8/2026	-
USDINR Put Option	(83,469)	(603)	95.97	8/2026	-
USDINR Put Option	(83,847)	(477)	95.75	8/2026	-
USDINR Put Option	(84,228)	(367)	95.54	8/2026	-
USDINR Put Option	(84,612)	(274)	95.32	8/2026	-
USDINR Put Option	(84,998)	(199)	95.1	8/2026	-
USDINR Call Option	(80,032)	(7)	97.73	8/2026	-
USDINR Call Option	(81,615)	(37)	97.05	8/2026	-
USDINR Call Option	(80,387)	(11)	97.51	8/2026	-
USDINR Call Option	(80,744)	(17)	97.3	8/2026	-
USDINR Call Option	(81,103)	(26)	97.08	8/2026	-
USDINR Call Option	(81,465)	(39)	96.86	8/2026	-
USDINR Call Option	(81,829)	(56)	96.65	8/2026	-
USDINR Call Option	(82,196)	(79)	96.43	8/2026	-
USDINR Put Option	(82,565)	(763)	96.22	8/2026	-
USDINR Put Option	(82,937)	(620)	96	8/2026	-
USDINR Call Option	(81,981)	(53)	96.84	8/2026	-
USDINR Call Option	(81,251)	(26)	97.27	8/2026	-
USDINR Put Option	(81,493)	(219)	95.37	8/2026	-
USDINR Put Option	(82,019)	(933)	96.46	8/2026	-
USDINR Call Option	(79,173)	(6)	98.18	8/2026	-
USDINR Call Option	(79,521)	(9)	97.97	8/2026	-
USDINR Call Option	(79,871)	(14)	97.75	8/2026	-
USDINR Call Option	(80,223)	(22)	97.54	8/2026	-
USDINR Call Option	(80,577)	(31)	97.32	8/2026	-
USDINR Call Option	(80,934)	(42)	97.11	8/2026	-
USDINR Call Option	(81,294)	(58)	96.89	8/2026	-
USDINR Call Option	(81,655)	(79)	96.68	8/2026	-
USDINR Put Option	(82,386)	(787)	96.25	8/2026	-
USDINR Call Option	(80,890)	(18)	97.49	8/2026	-
USDINR Put Option	(82,755)	(649)	96.03	8/2026	-
USDINR Put Option	(83,126)	(523)	95.82	8/2026	-
USDINR Put Option	(83,500)	(411)	95.6	8/2026	-
USDINR Put Option	(83,876)	(315)	95.39	8/2026	-
USDINR Put Option	(84,255)	(235)	95.18	8/2026	-
USDINR Call Option	(79,822)	(4)	98.14	8/2026	-
USDINR Call Option	(80,176)	(7)	97.92	8/2026	-
USDINR Call Option	(80,532)	(11)	97.7	8/2026	-
USDINR Put Option	(83,311)	(490)	95.79	8/2026	-
USDINR Put Option	(83,687)	(375)	95.57	8/2026	-
USDINR Put Option	(84,067)	(277)	95.35	8/2026	-
USDINR Put Option	(82,818)	(74)	94.76	8/2026	-
USDINR Call Option	(79,938)	(48)	96.46	8/2026	-
USDINR Call Option	(80,289)	(71)	96.24	8/2026	-
USDINR Call Option	(80,644)	(103)	96.03	8/2026	-
USDINR Put Option	(81,000)	(469)	95.82	8/2026	-
USDINR Put Option	(81,359)	(351)	95.61	8/2026	-
USDINR Put Option	(81,720)	(253)	95.4	8/2026	-
USDINR Put Option	(82,084)	(175)	95.19	8/2026	-
USDINR Put Option	(82,450)	(116)	94.97	8/2026	-
USDINR Put Option	(83,189)	(46)	94.55	8/2026	-
USDINR Put Option	(84,449)	(199)	95.14	8/2026	-
USDINR Call Option	(78,685)	(8)	97.05	8/2026	-
USDINR Call Option	(79,028)	(15)	96.84	8/2026	-
USDINR Call Option	(79,374)	(24)	96.63	8/2026	-
USDINR Call Option	(79,721)	(38)	96.42	8/2026	-
USDINR Call Option	(80,071)	(58)	96.21	8/2026	-
USDINR Call Option	(80,423)	(88)	96	8/2026	-
USDINR Call Option	(80,777)	(131)	95.79	8/2026	-
USDINR Call Option	(81,134)	(192)	95.58	8/2026	-
USDINR Call Option	(79,588)	(32)	96.67	8/2026	-
USDINR Call Option	(79,241)	(20)	96.88	8/2026	-
USDINR Call Option	(78,896)	(12)	97.09	8/2026	-
USDINR Call Option	(78,554)	(7)	97.3	8/2026	-
USDINR Put Option	(84,833)	(139)	94.92	8/2026	-
USDINR Call Option	(80,301)	(2)	97.92	8/2026	-
USDINR Call Option	(80,660)	(4)	97.7	8/2026	-
USDINR Call Option	(81,021)	(8)	97.48	8/2026	-
USDINR Call Option	(81,385)	(13)	97.27	8/2026	-
USDINR Call Option	(81,751)	(21)	97.05	8/2026	-
USDINR Call Option	(82,120)	(32)	96.83	8/2026	-
USDINR Call Option	(82,491)	(48)	96.61	8/2026	-
USDINR Call Option	(82,865)	(70)	96.39	8/2026	-
USDINR Put Option	(83,241)	(731)	96.17	8/2026	-
USDINR Put Option	(83,620)	(585)	95.96	8/2026	-
USDINR Put Option	(84,002)	(452)	95.74	8/2026	-
USDINR Put Option	(84,386)	(337)	95.52	8/2026	-
USDINR Put Option	(84,772)	(242)	95.3	8/2026	-
USDINR Put Option	(85,162)	(167)	95.08	8/2026	-
USDINR Put Option	(85,554)	(112)	94.87	8/2026	-
USDINR Call Option	(78,213)	(4)	97.51	8/2026	-
USDINR Put Option	(84,324)	(362)	95.47	8/2026	-
USDINR Put Option	(84,707)	(276)	95.26	8/2026	-
USDINR Put Option	(83,944)	(465)	95.69	8/2026	-
USDINR Put Option	(83,567)	(583)	95.9	8/2026	-
USDINR Call Option	(79,543)	(26)	97.9	8/2026	-
USDINR Put Option	(86,566)	(913)	96.36	8/2026	-
USDINR Put Option	(86,971)	(767)	96.13	8/2026	-
USDINR Put Option	(87,380)	(631)	95.91	8/2026	-
USDINR Put Option	(87,792)	(510)	95.68	8/2026	-
USDINR Put Option	(88,206)	(403)	95.46	8/2026	-
USDINR Put Option	(88,623)	(313)	95.23	8/2026	-
USDINR Call Option	(78,853)	(13)	98.33	8/2026	-
USDINR Call Option	(79,197)	(19)	98.12	8/2026	-
USDINR Call Option	(79,892)	(35)	97.69	8/2026	-
USDINR Call Option	(85,763)	(122)	96.81	8/2026	-
USDINR Call Option	(80,242)	(47)	97.48	8/2026	-
USDINR Call Option	(80,595)	(61)	97.26	8/2026	-
USDINR Call Option	(80,951)	(79)	97.05	8/2026	-
USDINR Call Option	(81,308)	(102)	96.84	8/2026	-
USDINR Put Option	(81,669)	(1,039)	96.62	8/2026	-
USDINR Put Option	(82,031)	(896)	96.41	8/2026	-
USDINR Put Option	(82,396)	(760)	96.19	8/2026	-
USDINR Put Option	(82,763)	(633)	95.98	8/2026	-
USDINR Put Option	(86,163)	(1,069)	96.58	8/2026	-
USDINR Call Option	(85,366)	(94)	97.03	8/2026	-
USDINR Put Option	(83,505)	(415)	95.55	8/2026	-
USDINR Put Option	(85,139)	(572)	95.82	8/2026	-
USDINR Call Option	(82,108)	(54)	97.58	8/2026	-
USDINR Call Option	(82,478)	(70)	97.36	8/2026	-
USDINR Call Option	(82,851)	(90)	97.14	8/2026	-
USDINR Call Option	(83,226)	(115)	96.92	8/2026	-
USDINR Call Option	(83,603)	(146)	96.7	8/2026	-
USDINR Call Option	(83,983)	(185)	96.48	8/2026	-
USDINR Put Option	(84,366)	(827)	96.26	8/2026	-
USDINR Put Option	(84,751)	(694)	96.04	8/2026	-
USDINR Put Option	(85,529)	(464)	95.61	8/2026	-
USDINR Call Option	(84,971)	(72)	97.26	8/2026	-
USDINR Put Option	(85,923)	(369)	95.39	8/2026	-
USDINR Put Option	(86,318)	(289)	95.17	8/2026	-
USDINR Put Option	(86,717)	(222)	94.95	8/2026	-
USDINR Call Option	(83,039)	(15)	98.38	8/2026	-
USDINR Call Option	(83,420)	(22)	98.16	8/2026	-
USDINR Call Option	(83,804)	(31)	97.93	8/2026	-
USDINR Call Option	(84,190)	(42)	97.71	8/2026	-
USDINR Call Option	(84,579)	(55)	97.48	8/2026	-
USDINR Put Option	(83,133)	(518)	95.77	8/2026	-
USDINR Put Option	(83,880)	(327)	95.34	8/2026	-
USDINR Call Option	(79,926)	(10)	98.06	8/2026	-
USDINR Put Option	(81,945)	(865)	96.36	8/2026	-
USDINR Put Option	(82,309)	(727)	96.14	8/2026	-
USDINR Put Option	(82,676)	(600)	95.93	8/2026	-
USDINR Put Option	(83,045)	(484)	95.72	8/2026	-
USDINR Put Option	(83,417)	(383)	95.5	8/2026	-
USDINR Put Option	(83,791)	(296)	95.29	8/2026	-
USDINR Put Option	(84,168)	(224)	95.08	8/2026	-
USDINR Call Option	(79,575)	(6)	98.28	8/2026	-
USDINR Call Option	(80,279)	(15)	97.85	8/2026	-
USDINR Call Option	(81,224)	(86)	96.78	8/2026	-
USDINR Call Option	(80,635)	(22)	97.63	8/2026	-
USDINR Call Option	(80,993)	(32)	97.42	8/2026	-
USDINR Call Option	(81,353)	(44)	97.2	8/2026	-
USDINR Call Option	(81,716)	(59)	96.98	8/2026	-
USDINR Call Option	(82,081)	(79)	96.77	8/2026	-
USDINR Put Option	(82,449)	(1,004)	96.55	8/2026	-
USDINR Put Option	(82,819)	(855)	96.34	8/2026	-
USDINR Put Option	(83,191)	(714)	96.12	8/2026	-
USDINR Call Option	(81,583)	(113)	96.57	8/2026	-
USDINR Call Option	(80,867)	(65)	97	8/2026	-
USDINR Call Option	(78,253)	(11)	98.25	8/2026	-
USDINR Put Option	(81,387)	(850)	96.34	8/2026	-
USDINR Call Option	(78,592)	(17)	98.04	8/2026	-
USDINR Call Option	(78,933)	(24)	97.82	8/2026	-
USDINR Call Option	(79,277)	(32)	97.61	8/2026	-
USDINR Call Option	(79,623)	(43)	97.4	8/2026	-
USDINR Call Option	(79,971)	(57)	97.19	8/2026	-
USDINR Call Option	(80,322)	(75)	96.97	8/2026	-
USDINR Call Option	(80,674)	(98)	96.76	8/2026	-
USDINR Put Option	(81,030)	(991)	96.55	8/2026	-
USDINR Put Option	(81,747)	(716)	96.12	8/2026	-
USDINR Call Option	(80,512)	(49)	97.21	8/2026	-
USDINR Put Option	(82,109)	(593)	95.91	8/2026	-
USDINR Put Option	(82,474)	(481)	95.7	8/2026	-
USDINR Put Option	(82,841)	(383)	95.49	8/2026	-
USDINR Put Option	(83,210)	(298)	95.28	8/2026	-
USDINR Call Option	(79,116)	(13)	98.06	8/2026	-
USDINR Call Option	(79,461)	(19)	97.85	8/2026	-
USDINR Call Option	(79,809)	(26)	97.64	8/2026	-
USDINR Call Option	(80,159)	(37)	97.42	8/2026	-
USDINR Call Option	(81,741)	(42)	97.8	8/2026	-
USDINR Call Option	(81,376)	(32)	98.02	8/2026	-
USDINR Put Option	(86,162)	(130)	94.51	8/2026	-
USDINR Call Option	(84,505)	(362)	96.11	9/2026	-
USDINR Call Option	(82,599)	(134)	97.22	9/2026	-
USDINR Call Option	(82,975)	(165)	97	9/2026	-
USDINR Call Option	(83,353)	(201)	96.77	9/2026	-
USDINR Call Option	(83,734)	(246)	96.55	9/2026	-
USDINR Call Option	(84,118)	(299)	96.33	9/2026	-
USDINR Call Option	(84,894)	(438)	95.89	9/2026	-
USDINR Call Option	(85,286)	(526)	95.67	9/2026	-
USDINR Put Option	(85,680)	(441)	95.45	9/2026	-
USDINR Put Option	(86,077)	(358)	95.23	9/2026	-
USDINR Put Option	(86,477)	(287)	95.01	9/2026	-
USDINR Put Option	(86,880)	(227)	94.79	9/2026	-
USDINR Put Option	(87,286)	(177)	94.57	9/2026	-
USDINR Put Option	(87,694)	(136)	94.35	9/2026	-
USDINR Put Option	(88,105)	(103)	94.13	9/2026	-
USDINR Put Option	(85,769)	(173)	94.73	8/2026	-
USDINR Call Option	(80,449)	(90)	97.46	8/2026	-
USDINR Call Option	(80,807)	(111)	97.24	8/2026	-
USDINR Call Option	(81,168)	(138)	97.03	8/2026	-
USDINR Call Option	(81,981)	(127)	96.89	8/2026	-
USDINR Put Option	(88,986)	(386)	95.34	8/2026	-
USDINR Put Option	(89,415)	(304)	95.11	8/2026	-
USDINR Put Option	(89,847)	(235)	94.88	8/2026	-
USDINR Put Option	(90,282)	(179)	94.65	8/2026	-
USDINR Put Option	(90,720)	(134)	94.42	8/2026	-
USDINR Call Option	(80,893)	(62)	97.54	8/2026	-
USDINR Call Option	(81,253)	(80)	97.32	8/2026	-
USDINR Call Option	(81,616)	(101)	97.11	8/2026	-
USDINR Call Option	(82,348)	(159)	96.67	8/2026	-
USDINR Call Option	(81,531)	(170)	96.81	8/2026	-
USDINR Call Option	(82,718)	(199)	96.46	8/2026	-
USDINR Call Option	(83,090)	(248)	96.24	8/2026	-
USDINR Call Option	(83,465)	(308)	96.02	8/2026	-
USDINR Put Option	(83,843)	(562)	95.81	8/2026	-
USDINR Put Option	(84,223)	(458)	95.59	8/2026	-
USDINR Put Option	(84,605)	(368)	95.37	8/2026	-
USDINR Put Option	(84,990)	(290)	95.16	8/2026	-
USDINR Put Option	(85,378)	(226)	94.94	8/2026	-
USDINR Put Option	(88,560)	(484)	95.57	8/2026	-
USDINR Put Option	(88,138)	(596)	95.8	8/2026	-
USDINR Call Option	(87,718)	(359)	96.03	8/2026	-
USDINR Call Option	(87,302)	(289)	96.25	8/2026	-
USDINR Call Option	(81,897)	(209)	96.59	8/2026	-
USDINR Call Option	(82,265)	(256)	96.38	8/2026	-
USDINR Call Option	(82,635)	(312)	96.16	8/2026	-
USDINR Call Option	(83,008)	(380)	95.95	8/2026	-
USDINR Put Option	(83,384)	(538)	95.73	8/2026	-
USDINR Put Option	(83,762)	(442)	95.51	8/2026	-
USDINR Put Option	(84,143)	(358)	95.3	8/2026	-
USDINR Put Option	(84,526)	(286)	95.08	8/2026	-
USDINR Put Option	(84,912)	(225)	94.86	8/2026	-
USDINR Put Option	(85,301)	(175)	94.65	8/2026	-
USDINR Put Option	(85,692)	(134)	94.43	8/2026	-
USDINR Call Option	(84,863)	(73)	97.63	8/2026	-
USDINR Call Option	(85,263)	(93)	97.4	8/2026	-
USDINR Call Option	(85,665)	(118)	97.17	8/2026	-
USDINR Call Option	(86,070)	(148)	96.94	8/2026	-
USDINR Call Option	(86,477)	(186)	96.71	8/2026	-
USDINR Call Option	(86,888)	(233)	96.48	8/2026	-
EURPLN Put Option	(63,090)	(489)	4.33	8/2026	-
EURCZK Call Option	(33,221)	(87)	24.22	8/2026	-
EURHUF Put Option	(107,170)	(23)	354.46	8/2026	-
EURHUF Call Option	(92,622)	(172)	372.31	8/2026	-
EURCZK Put Option	(33,281)	(42)	24.16	8/2026	-
EURHUF Call Option	(93,237)	(222)	371.08	8/2026	-
EURHUF Call Option	(93,858)	(286)	369.85	8/2026	-
EURCZK Put Option	(33,337)	(33)	24.14	8/2026	-
EURHUF Call Option	(94,486)	(367)	368.62	8/2026	-
EURHUF Call Option	(95,120)	(468)	367.39	8/2026	-
EURCZK Put Option	(33,393)	(26)	24.12	8/2026	-
EURHUF Call Option	(95,760)	(594)	366.16	8/2026	-
EURHUF Put Option	(106,400)	(41)	355.74	8/2026	-
EURCZK Call Option	(33,226)	(107)	24.18	8/2026	-
EURHUF Call Option	(101,950)	(1,076)	363.42	8/2026	-
EURCZK Call Option	(33,115)	(73)	24.22	8/2026	-
EURHUF Put Option	(102,672)	(391)	362.14	8/2026	-
EURHUF Put Option	(103,402)	(266)	360.86	8/2026	-
EURHUF Put Option	(104,140)	(175)	359.58	8/2026	-
EURCZK Call Option	(33,170)	(89)	24.2	8/2026	-
EURHUF Put Option	(104,885)	(112)	358.3	8/2026	-
EURHUF Put Option	(105,638)	(69)	357.02	8/2026	-
EURHUF Call Option	(96,407)	(749)	364.93	8/2026	-
EURHUF Call Option	(93,126)	(789)	364.09	8/2026	-
EURHUF Call Option	(91,330)	(385)	367.65	8/2026	-
EURHUF Call Option	(91,923)	(492)	366.46	8/2026	-
EURCZK Call Option	(32,588)	(34)	24.3	8/2026	-
EURHUF Call Option	(92,521)	(626)	365.27	8/2026	-
EURHUF Call Option	(93,736)	(988)	362.9	8/2026	-
EURCZK Call Option	(32,641)	(41)	24.28	8/2026	-
EURHUF Call Option	(94,352)	(1,223)	361.71	8/2026	-
EURHUF Call Option	(94,975)	(1,495)	360.52	8/2026	-
EURCZK Put Option	(33,618)	(10)	24.04	8/2026	-
EURHUF Put Option	(101,825)	(23)	355.09	8/2026	-
EURHUF Call Option	(97,060)	(937)	363.7	8/2026	-
EURCZK Put Option	(33,449)	(20)	24.1	8/2026	-
EURHUF Put Option	(97,720)	(380)	362.47	8/2026	-
EURHUF Put Option	(98,387)	(259)	361.24	8/2026	-
EURCZK Put Option	(33,505)	(16)	24.08	8/2026	-
EURHUF Put Option	(99,060)	(171)	360.01	8/2026	-
EURHUF Put Option	(99,741)	(109)	358.78	8/2026	-
EURHUF Put Option	(100,428)	(68)	357.55	8/2026	-
EURCZK Put Option	(33,561)	(12)	24.06	8/2026	-
EURHUF Put Option	(101,123)	(40)	356.32	8/2026	-
EURHUF Call Option	(101,236)	(863)	364.7	8/2026	-
EURCZK Call Option	(33,060)	(61)	24.24	8/2026	-
EURCZK Call Option	(32,695)	(50)	24.26	8/2026	-
EURHUF Put Option	(101,035)	(48)	355.66	8/2026	-
EURCZK Put Option	(33,686)	(35)	24.14	8/2026	-
EURHUF Put Option	(101,730)	(29)	354.44	8/2026	-
EURHUF Call Option	(94,309)	(298)	370.67	8/2026	-
EURHUF Call Option	(94,940)	(374)	369.43	8/2026	-
EURCZK Put Option	(33,742)	(28)	24.12	8/2026	-
EURHUF Call Option	(95,577)	(468)	368.2	8/2026	-
EURHUF Call Option	(96,221)	(584)	366.97	8/2026	-
EURCZK Put Option	(33,799)	(22)	24.1	8/2026	-
EURHUF Put Option	(100,346)	(76)	356.88	8/2026	-
EURCZK Put Option	(33,629)	(45)	24.16	8/2026	-
EURHUF Call Option	(95,717)	(805)	365.41	8/2026	-
EURHUF Call Option	(96,358)	(982)	364.19	8/2026	-
EURCZK Call Option	(33,516)	(91)	24.2	8/2026	-
EURHUF Call Option	(97,006)	(1,191)	362.97	8/2026	-
EURHUF Put Option	(97,661)	(361)	361.75	8/2026	-
EURHUF Put Option	(98,322)	(254)	360.53	8/2026	-
EURCZK Put Option	(33,572)	(57)	24.18	8/2026	-
EURHUF Put Option	(98,990)	(175)	359.32	8/2026	-
EURHUF Put Option	(99,664)	(117)	358.1	8/2026	-
EURHUF Call Option	(96,871)	(724)	365.73	8/2026	-
EURHUF Call Option	(97,528)	(894)	364.5	8/2026	-
EURHUF Call Option	(97,774)	(262)	371.1	8/2026	-
EURCZK Call Option	(32,895)	(35)	24.3	8/2026	-
EURHUF Put Option	(103,751)	(17)	353.4	8/2026	-
EURHUF Call Option	(97,103)	(203)	372.38	8/2026	-
EURCZK Call Option	(32,950)	(42)	24.28	8/2026	-
EURHUF Call Option	(98,452)	(336)	369.82	8/2026	-
EURHUF Call Option	(99,137)	(428)	368.54	8/2026	-
EURCZK Call Option	(33,005)	(50)	24.26	8/2026	-
EURHUF Call Option	(99,829)	(543)	367.26	8/2026	-
EURHUF Call Option	(100,529)	(687)	365.98	8/2026	-
EURHUF Put Option	(103,031)	(29)	354.63	8/2026	-
EURHUF Call Option	(98,191)	(1,097)	363.27	8/2026	-
EURCZK Put Option	(33,857)	(17)	24.08	8/2026	-
EURHUF Call Option	(98,861)	(1,336)	362.03	8/2026	-
EURHUF Put Option	(99,538)	(270)	360.8	8/2026	-
EURCZK Put Option	(33,914)	(13)	24.06	8/2026	-
EURHUF Put Option	(100,223)	(183)	359.56	8/2026	-
EURHUF Put Option	(100,914)	(121)	358.33	8/2026	-
EURCZK Call Option	(32,841)	(29)	24.32	8/2026	-
EURHUF Put Option	(101,612)	(78)	357.1	8/2026	-
EURHUF Put Option	(102,318)	(48)	355.86	8/2026	-
EURCZK Call Option	(33,459)	(75)	24.23	8/2026	-
EURHUF Call Option	(92,422)	(1,706)	359.15	8/2026	(0.01)
EURCZK Call Option	(31,914)	(40)	24.27	8/2026	-
EURHUF Call Option	(91,251)	(1,125)	361.45	8/2026	-
EURHUF Call Option	(91,833)	(1,402)	360.3	8/2026	-
EURCZK Call Option	(31,965)	(49)	24.25	8/2026	-
EURHUF Call Option	(93,015)	(2,030)	358.01	8/2026	(0.01)
EURHUF Call Option	(93,615)	(2,368)	356.86	8/2026	(0.01)
EURCZK Call Option	(32,017)	(59)	24.23	8/2026	-
EURHUF Put Option	(94,220)	(7)	355.71	8/2026	-
EURHUF Call Option	(90,674)	(883)	362.6	8/2026	-
EURHUF Call Option	(90,102)	(681)	363.75	8/2026	-
EURHUF Put Option	(95,328)	(8)	355.14	8/2026	-
EURCZK Call Option	(31,760)	(23)	24.33	8/2026	-
EURHUF Put Option	(95,954)	(4)	353.98	8/2026	-
EURHUF Put Option	(96,587)	(2)	352.82	8/2026	-
EURCZK Call Option	(31,811)	(28)	24.31	8/2026	-
EURHUF Put Option	(97,225)	(1)	351.66	8/2026	-
EURHUF Put Option	(97,870)	-	350.5	8/2026	-
EURHUF Call Option	(89,536)	(518)	364.9	8/2026	-
EURCZK Call Option	(31,862)	(33)	24.29	8/2026	-
EURHUF Put Option	(94,832)	(3)	354.56	8/2026	-
EURHUF Put Option	(94,708)	(15)	356.3	8/2026	-
EURCZK Call Option	(30,718)	(27)	24.3	8/2026	-
EURPLN Put Option	(48,835)	(5)	4.28	8/2026	-
EURCZK Put Option	(32,381)	(16)	24.1	8/2026	-
EURHUF Call Option	(92,802)	(622)	363.89	8/2026	-
EURPLN Put Option	(48,709)	(9)	4.29	8/2026	-
EURCZK Put Option	(32,434)	(12)	24.08	8/2026	-
EURPLN Put Option	(48,584)	(16)	4.29	8/2026	-
EURCZK Call Option	(30,671)	(23)	24.32	8/2026	-
EURHUF Call Option	(93,403)	(835)	362.72	8/2026	-
EURPLN Call Option	(48,460)	(165)	4.3	8/2026	-
EURCZK Call Option	(32,068)	(72)	24.21	8/2026	-
EURPLN Call Option	(48,336)	(115)	4.3	8/2026	-
EURCZK Call Option	(30,766)	(33)	24.28	8/2026	-
EURHUF Call Option	(94,009)	(1,093)	361.55	8/2026	-
EURPLN Call Option	(48,212)	(76)	4.31	8/2026	-
EURCZK Call Option	(30,814)	(40)	24.26	8/2026	-
EURHUF Call Option	(94,621)	(1,391)	360.37	8/2026	-
EURPLN Call Option	(48,089)	(51)	4.31	8/2026	-
EURCZK Call Option	(30,862)	(48)	24.24	8/2026	-
EURPLN Call Option	(47,966)	(34)	4.32	8/2026	-
EURHUF Call Option	(92,208)	(456)	365.06	8/2026	-
EURCZK Put Option	(32,329)	(21)	24.12	8/2026	-
EURPLN Put Option	(48,961)	(2)	4.27	8/2026	-
EURHUF Put Option	(95,449)	(1)	353.41	8/2026	-
EURHUF Put Option	(96,072)	-	352.26	8/2026	-
EURHUF Put Option	(96,701)	-	351.12	8/2026	-
EURCZK Put Option	(32,120)	(57)	24.19	8/2026	-
EURHUF Put Option	(97,337)	-	349.97	8/2026	-
EURHUF Put Option	(97,979)	-	348.82	8/2026	-
EURPLN Put Option	(49,341)	-	4.26	8/2026	-
EURCZK Put Option	(32,172)	(44)	24.18	8/2026	-
EURPLN Put Option	(49,214)	-	4.26	8/2026	-
EURCZK Put Option	(32,224)	(35)	24.16	8/2026	-
EURHUF Call Option	(91,618)	(329)	366.23	8/2026	-
EURPLN Put Option	(49,087)	(1)	4.27	8/2026	-
EURCZK Put Option	(32,277)	(27)	24.14	8/2026	-
EURHUF Call Option	(95,603)	(1,798)	359.34	8/2026	(0.01)
EURHUF Call Option	(94,273)	(451)	366.58	8/2026	-
EURCZK Call Option	(32,911)	(107)	24.18	8/2026	-
EURHUF Call Option	(94,901)	(586)	365.37	8/2026	-
EURHUF Call Option	(95,535)	(756)	364.15	8/2026	-
EURCZK Call Option	(32,965)	(127)	24.16	8/2026	-
EURHUF Put Option	(98,805)	(56)	358.07	8/2026	-
EURHUF Call Option	(96,176)	(964)	362.93	8/2026	-
EURHUF Call Option	(96,823)	(1,215)	361.72	8/2026	-
EURHUF Call Option	(97,477)	(1,506)	360.5	8/2026	-
EURCZK Put Option	(33,019)	(30)	24.14	8/2026	-
EURHUF Call Option	(98,138)	(1,830)	359.29	8/2026	(0.01)
EURHUF Call Option	(93,651)	(344)	367.8	8/2026	-
EURHUF Put Option	(100,183)	(2)	351.03	8/2026	-
EURHUF Put Option	(96,238)	(70)	358.15	8/2026	-
EURHUF Put Option	(96,879)	(42)	356.96	8/2026	-
EURCZK Call Option	(32,749)	(60)	24.24	8/2026	-
EURHUF Put Option	(97,527)	(24)	355.78	8/2026	-
EURHUF Put Option	(98,181)	(13)	354.59	8/2026	-
EURCZK Call Option	(32,802)	(73)	24.22	8/2026	-
EURHUF Put Option	(98,842)	(7)	353.4	8/2026	-
EURHUF Put Option	(99,509)	(3)	352.21	8/2026	-
EURCZK Call Option	(32,856)	(89)	24.2	8/2026	-
EURHUF Put Option	(94,094)	(29)	357.47	8/2026	-
EURHUF Call Option	(89,959)	(487)	365.59	8/2026	-
EURHUF Call Option	(90,533)	(633)	364.43	8/2026	-
EURHUF Call Option	(91,113)	(814)	363.27	8/2026	-
EURCZK Put Option	(33,294)	(9)	24.04	8/2026	-
EURHUF Call Option	(91,698)	(1,033)	362.11	8/2026	-
EURHUF Call Option	(92,288)	(1,290)	360.95	8/2026	-
EURCZK Put Option	(33,074)	(23)	24.12	8/2026	-
EURCZK Put Option	(33,349)	(7)	24.02	8/2026	-
EURHUF Call Option	(92,884)	(1,578)	359.79	8/2026	(0.01)
EURHUF Call Option	(93,486)	(1,892)	358.63	8/2026	(0.01)
EURCZK Call Option	(31,709)	(20)	24.35	8/2026	-
EURCZK Put Option	(33,238)	(11)	24.06	8/2026	-
EURHUF Put Option	(99,479)	(31)	356.86	8/2026	-
EURHUF Put Option	(100,160)	(16)	355.64	8/2026	-
EURCZK Put Option	(33,129)	(18)	24.1	8/2026	-
EURHUF Put Option	(100,848)	(8)	354.43	8/2026	-
EURHUF Put Option	(101,543)	(4)	353.21	8/2026	-
EURHUF Put Option	(102,245)	(2)	352	8/2026	-
EURCZK Put Option	(33,183)	(14)	24.08	8/2026	-
EURHUF Put Option	(102,955)	(1)	350.78	8/2026	-
EURHUF Call Option	(89,391)	(371)	366.75	8/2026	-
EURHUF Call Option	(95,082)	(657)	366.63	8/2026	-
EURHUF Call Option	(95,240)	(1,717)	359.2	8/2026	(0.01)
EURHUF Put Option	(108,128)	(495)	361.22	8/2026	-
EURHUF Put Option	(108,939)	(361)	359.88	8/2026	-
EURCZK Call Option	(32,732)	(30)	24.34	8/2026	-
EURHUF Put Option	(109,759)	(258)	358.53	8/2026	-
EURHUF Put Option	(110,588)	(180)	357.18	8/2026	-
EURCZK Call Option	(32,786)	(35)	24.32	8/2026	-
EURHUF Put Option	(111,426)	(123)	355.84	8/2026	-
EURHUF Put Option	(112,274)	(81)	354.49	8/2026	-
EURHUF Call Option	(100,115)	(441)	371.87	8/2026	-
EURCZK Call Option	(32,678)	(26)	24.36	8/2026	-
EURHUF Put Option	(107,327)	(662)	362.57	8/2026	-
EURHUF Call Option	(106,534)	(1,388)	363.92	8/2026	-
EURCZK Put Option	(33,503)	(29)	24.12	8/2026	-
EURHUF Call Option	(101,957)	(464)	371.99	8/2026	-
EURHUF Call Option	(102,699)	(559)	370.65	8/2026	-
EURHUF Call Option	(103,450)	(674)	369.3	8/2026	-
EURCZK Put Option	(33,560)	(23)	24.1	8/2026	-
EURHUF Call Option	(104,208)	(811)	367.96	8/2026	-
EURHUF Call Option	(104,975)	(973)	366.61	8/2026	-
EURCZK Put Option	(33,617)	(19)	24.08	8/2026	-
EURHUF Call Option	(105,750)	(1,164)	365.26	8/2026	-
EURCZK Call Option	(32,840)	(42)	24.3	8/2026	-
EURCZK Put Option	(33,114)	(70)	24.2	8/2026	-
EURCZK Call Option	(33,059)	(84)	24.22	8/2026	-
EURHUF Put Option	(107,659)	(245)	358.61	8/2026	-
EURHUF Put Option	(108,460)	(170)	357.28	8/2026	-
EURHUF Put Option	(109,270)	(116)	355.95	8/2026	-
EURHUF Call Option	(100,833)	(533)	370.55	8/2026	-
EURHUF Put Option	(110,089)	(77)	354.63	8/2026	-
EURHUF Put Option	(110,917)	(49)	353.3	8/2026	-
EURCZK Put Option	(33,169)	(56)	24.18	8/2026	-
EURHUF Call Option	(100,923)	(484)	370.84	8/2026	-
EURHUF Put Option	(106,867)	(344)	359.93	8/2026	-
EURHUF Put Option	(106,083)	(473)	361.26	8/2026	-
EURHUF Call Option	(101,559)	(644)	369.22	8/2026	-
EURCZK Call Option	(32,895)	(50)	24.28	8/2026	-
EURHUF Call Option	(102,293)	(776)	367.89	8/2026	-
EURHUF Call Option	(103,034)	(932)	366.57	8/2026	-
EURHUF Call Option	(103,784)	(1,117)	365.24	8/2026	-
EURCZK Call Option	(32,949)	(59)	24.26	8/2026	-
EURHUF Call Option	(104,542)	(1,333)	363.91	8/2026	-
EURHUF Call Option	(105,309)	(1,586)	362.59	8/2026	(0.01)
EURCZK Call Option	(33,004)	(70)	24.24	8/2026	-
EURHUF Call Option	(101,223)	(384)	373.34	8/2026	-
EURHUF Call Option	(101,650)	(588)	369.51	8/2026	-
EURCZK Call Option	(32,943)	(37)	24.32	8/2026	-
EURHUF Call Option	(104,654)	(1,174)	365.7	9/2026	-
EURHUF Put Option	(105,424)	(980)	364.36	9/2026	-
EURHUF Put Option	(106,204)	(773)	363.02	9/2026	-
EURCZK Call Option	(32,998)	(43)	24.3	8/2026	-
EURHUF Put Option	(106,991)	(595)	361.68	9/2026	-
EURCZK Call Option	(33,109)	(61)	24.26	8/2026	-
EURHUF Put Option	(107,788)	(447)	360.34	9/2026	-
EURCZK Call Option	(33,054)	(51)	24.28	8/2026	-
EURHUF Put Option	(108,594)	(329)	359	9/2026	-
EURHUF Put Option	(109,408)	(238)	357.66	9/2026	-
EURHUF Call Option	(103,892)	(992)	367.03	9/2026	-
EURHUF Call Option	(99,489)	(350)	375.07	9/2026	-
EURHUF Call Option	(100,203)	(417)	373.73	9/2026	-
EURCZK Call Option	(32,833)	(27)	24.36	8/2026	-
EURHUF Call Option	(100,925)	(497)	372.39	9/2026	-
EURHUF Call Option	(101,654)	(592)	371.05	9/2026	-
EURHUF Call Option	(102,392)	(705)	369.71	9/2026	-
EURCZK Call Option	(32,888)	(31)	24.34	8/2026	-
EURHUF Call Option	(103,138)	(837)	368.37	9/2026	-
EURHUF Put Option	(110,232)	(169)	356.32	9/2026	-
EURHUF Put Option	(106,492)	(272)	358.49	9/2026	-
EURHUF Put Option	(104,211)	(654)	362.39	9/2026	-
EURCZK Put Option	(33,333)	(58)	24.18	8/2026	-
EURHUF Put Option	(104,963)	(498)	361.09	9/2026	-
EURHUF Put Option	(105,723)	(372)	359.79	9/2026	-
EURCZK Put Option	(33,390)	(46)	24.16	8/2026	-
EURHUF Put Option	(107,268)	(196)	357.19	9/2026	-
EURHUF Put Option	(108,054)	(138)	355.89	9/2026	-
EURCZK Put Option	(33,446)	(37)	24.14	8/2026	-
EURHUF Put Option	(108,847)	(95)	354.59	9/2026	-
EURHUF Call Option	(103,468)	(1,442)	363.69	9/2026	-
EURHUF Call Option	(98,477)	(442)	372.79	9/2026	-
EURHUF Call Option	(99,168)	(525)	371.49	9/2026	-
EURCZK Call Option	(33,165)	(73)	24.24	8/2026	-
EURHUF Call Option	(99,866)	(625)	370.19	9/2026	-
EURHUF Call Option	(100,571)	(741)	368.89	9/2026	-
EURHUF Call Option	(101,283)	(879)	367.59	9/2026	-
EURHUF Call Option	(102,004)	(1,039)	366.29	9/2026	-
EURHUF Call Option	(102,732)	(1,226)	364.99	9/2026	-
EURCZK Put Option	(33,277)	(71)	24.2	8/2026	-
EURHUF Put Option	(111,265)	(392)	360.77	8/2026	-
EURHUF Put Option	(112,114)	(272)	359.4	8/2026	-
EURCZK Put Option	(33,531)	(22)	24.1	8/2026	-
EURHUF Put Option	(112,973)	(184)	358.03	8/2026	-
EURHUF Put Option	(113,841)	(121)	356.66	8/2026	-
EURHUF Call Option	(96,025)	(229)	373.39	8/2026	-
EURCZK Put Option	(33,588)	(18)	24.08	8/2026	-
EURHUF Call Option	(96,682)	(286)	372.12	8/2026	-
EURHUF Call Option	(97,345)	(355)	370.85	8/2026	-
EURCZK Put Option	(33,644)	(14)	24.06	8/2026	-
EURCZK Put Option	(33,475)	(28)	24.12	8/2026	-
EURHUF Put Option	(110,425)	(550)	362.14	8/2026	-
EURHUF Call Option	(105,583)	(492)	370.35	8/2026	-
EURHUF Call Option	(106,367)	(608)	368.98	8/2026	-
EURCZK Put Option	(33,363)	(45)	24.16	8/2026	-
EURHUF Call Option	(107,161)	(748)	367.61	8/2026	-
EURHUF Call Option	(107,963)	(918)	366.24	8/2026	-
EURHUF Put Option	(108,775)	(977)	364.88	8/2026	-
EURCZK Put Option	(33,419)	(36)	24.14	8/2026	-
EURHUF Put Option	(109,595)	(745)	363.51	8/2026	-
EURHUF Call Option	(98,015)	(441)	369.58	8/2026	-
EURHUF Call Option	(92,603)	(281)	371.5	8/2026	-
EURCZK Call Option	(33,291)	(43)	24.29	8/2026	-
EURHUF Put Option	(105,116)	(89)	356.88	8/2026	-
EURHUF Put Option	(105,868)	(56)	355.61	8/2026	-
EURCZK Call Option	(33,347)	(52)	24.27	8/2026	-
EURHUF Call Option	(93,214)	(350)	370.28	8/2026	-
EURCZK Call Option	(33,403)	(62)	24.25	8/2026	-
EURHUF Call Option	(93,830)	(433)	369.06	8/2026	-
EURHUF Call Option	(94,453)	(534)	367.84	8/2026	-
EURHUF Put Option	(104,372)	(137)	358.15	8/2026	-
EURHUF Put Option	(103,635)	(204)	359.42	8/2026	-
EURHUF Call Option	(98,692)	(546)	368.31	8/2026	-
EURHUF Call Option	(99,377)	(673)	367.04	8/2026	-
EURCZK Call Option	(33,124)	(26)	24.35	8/2026	-
EURHUF Call Option	(100,068)	(827)	365.77	8/2026	-
EURHUF Call Option	(100,766)	(1,012)	364.5	8/2026	-
EURCZK Call Option	(33,180)	(30)	24.33	8/2026	-
EURHUF Put Option	(101,472)	(579)	363.23	8/2026	-
EURHUF Put Option	(102,186)	(421)	361.96	8/2026	-
EURCZK Call Option	(33,235)	(36)	24.31	8/2026	-
EURHUF Put Option	(102,907)	(297)	360.69	8/2026	-
EURCZK Put Option	(33,308)	(57)	24.18	8/2026	-
EURHUF Call Option	(104,807)	(398)	371.72	8/2026	-
EURHUF Call Option	(102,385)	(712)	368.19	8/2026	-
EURHUF Put Option	(108,564)	(176)	357.55	8/2026	-
EURHUF Put Option	(109,376)	(119)	356.22	8/2026	-
EURCZK Put Option	(33,446)	(18)	24.08	8/2026	-
EURHUF Put Option	(110,197)	(78)	354.9	8/2026	-
EURHUF Put Option	(111,027)	(50)	353.57	8/2026	-
EURHUF Put Option	(111,866)	(31)	352.24	8/2026	-
EURCZK Call Option	(32,867)	(28)	24.34	8/2026	-
EURHUF Call Option	(101,862)	(444)	371.17	8/2026	-
EURHUF Call Option	(102,588)	(541)	369.85	8/2026	-
EURCZK Put Option	(33,391)	(23)	24.1	8/2026	-
EURHUF Put Option	(107,762)	(254)	358.88	8/2026	-
EURCZK Put Option	(33,224)	(45)	24.16	8/2026	-
EURHUF Call Option	(103,128)	(861)	366.86	8/2026	-
EURHUF Call Option	(103,879)	(1,037)	365.53	8/2026	-
EURCZK Put Option	(33,279)	(36)	24.14	8/2026	-
EURHUF Call Option	(104,639)	(1,246)	364.2	8/2026	-
EURHUF Call Option	(105,407)	(1,490)	362.87	8/2026	-
EURCZK Put Option	(33,335)	(28)	24.12	8/2026	-
EURHUF Call Option	(106,183)	(1,773)	361.54	8/2026	(0.01)
EURHUF Put Option	(106,968)	(358)	360.21	8/2026	-
EURCZK Call Option	(32,921)	(33)	24.32	8/2026	-
EURHUF Call Option	(103,322)	(658)	368.53	8/2026	-
EURCZK Call Option	(33,197)	(79)	24.22	8/2026	-
EURHUF Put Option	(110,296)	(128)	356.69	8/2026	-
EURCZK Call Option	(33,141)	(66)	24.24	8/2026	-
EURHUF Put Option	(111,115)	(84)	355.38	8/2026	-
EURHUF Put Option	(111,942)	(54)	354.06	8/2026	-
EURHUF Put Option	(112,779)	(33)	352.74	8/2026	-
EURHUF Call Option	(102,529)	(207)	375.82	8/2026	-
EURCZK Call Option	(33,252)	(95)	24.2	8/2026	-
EURHUF Call Option	(103,280)	(259)	374.46	8/2026	-
EURHUF Call Option	(104,039)	(321)	373.09	8/2026	-
EURHUF Put Option	(109,487)	(190)	358.01	8/2026	-
EURHUF Call Option	(104,064)	(798)	367.22	8/2026	-
EURCZK Call Option	(32,976)	(39)	24.3	8/2026	-
EURHUF Call Option	(104,813)	(966)	365.9	8/2026	-
EURHUF Call Option	(105,571)	(1,164)	364.59	8/2026	-
EURHUF Call Option	(106,337)	(1,397)	363.27	8/2026	-
EURCZK Call Option	(33,031)	(46)	24.28	8/2026	-
EURHUF Call Option	(107,112)	(1,669)	361.96	8/2026	(0.01)
EURHUF Put Option	(107,895)	(385)	360.64	8/2026	-
EURCZK Call Option	(33,086)	(55)	24.26	8/2026	-
EURHUF Put Option	(108,687)	(273)	359.32	8/2026	-
EURCZK Call Option	(30,910)	(59)	24.23	8/2026	-
EURCZK Put Option	(29,439)	(51)	24.21	8/2026	-
EURCZK Put Option	(28,299)	(57)	24.22	8/2026	-
EURPLN Put Option	(60,992)	(234)	4.31	8/2026	-
EURCZK Put Option	(28,340)	(44)	24.2	8/2026	-
EURPLN Put Option	(60,796)	(304)	4.32	8/2026	-
EURCZK Put Option	(28,380)	(33)	24.19	8/2026	-
EURPLN Put Option	(60,602)	(383)	4.33	8/2026	-
EURCZK Put Option	(28,421)	(24)	24.17	8/2026	-
EURPLN Put Option	(60,408)	(469)	4.33	8/2026	-
EURCZK Call Option	(28,158)	(3)	24.39	8/2026	-
EURPLN Call Option	(60,215)	(77)	4.34	8/2026	-
EURCZK Call Option	(28,198)	(3)	24.38	8/2026	-
EURPLN Call Option	(60,023)	(62)	4.35	8/2026	-
EURCZK Call Option	(28,239)	(5)	24.36	8/2026	-
EURPLN Put Option	(61,189)	(173)	4.3	8/2026	-
EURPLN Call Option	(58,918)	(24)	4.37	8/2026	-
EURCZK Call Option	(28,020)	(7)	24.34	8/2026	-
EURPLN Call Option	(59,290)	(39)	4.35	8/2026	-
EURCZK Call Option	(28,060)	(9)	24.32	8/2026	-
EURPLN Call Option	(59,104)	(30)	4.36	8/2026	-
EURCZK Call Option	(28,099)	(11)	24.31	8/2026	-
EURCZK Call Option	(28,139)	(14)	24.29	8/2026	-
EURCZK Put Option	(28,259)	(73)	24.24	8/2026	-
EURPLN Call Option	(58,733)	(18)	4.38	8/2026	-
EURCZK Put Option	(28,179)	(108)	24.27	8/2026	-
EURPLN Put Option	(61,585)	(87)	4.29	8/2026	-
EURCZK Put Option	(28,219)	(89)	24.26	8/2026	-
EURPLN Put Option	(61,386)	(124)	4.3	8/2026	-
EURPLN Call Option	(59,832)	(49)	4.35	8/2026	-
EURCZK Call Option	(28,279)	(6)	24.34	8/2026	-
EURPLN Put Option	(64,211)	(230)	4.31	8/2026	-
EURCZK Put Option	(28,605)	(41)	24.2	8/2026	-
EURPLN Put Option	(63,995)	(304)	4.32	8/2026	-
EURCZK Put Option	(28,646)	(30)	24.18	8/2026	-
EURPLN Put Option	(63,779)	(388)	4.32	8/2026	-
EURCZK Put Option	(28,687)	(21)	24.17	8/2026	-
EURPLN Put Option	(63,565)	(480)	4.33	8/2026	-
EURCZK Put Option	(28,729)	(15)	24.15	8/2026	-
EURPLN Put Option	(63,353)	(578)	4.34	8/2026	-
EURCZK Call Option	(28,451)	(1)	24.4	8/2026	-
EURPLN Call Option	(63,141)	(75)	4.35	8/2026	-
EURCZK Call Option	(28,492)	(2)	24.38	8/2026	-
EURCZK Put Option	(28,564)	(55)	24.22	8/2026	-
EURPLN Put Option	(64,428)	(169)	4.3	8/2026	-
EURCZK Call Option	(28,400)	(12)	24.29	8/2026	-
EURPLN Call Option	(59,642)	(39)	4.36	8/2026	-
EURCZK Call Option	(28,319)	(8)	24.32	8/2026	-
EURPLN Call Option	(59,452)	(31)	4.37	8/2026	-
EURCZK Call Option	(28,360)	(10)	24.31	8/2026	-
EURPLN Call Option	(59,264)	(24)	4.37	8/2026	-
EURPLN Call Option	(59,076)	(19)	4.38	8/2026	-
EURCZK Call Option	(28,441)	(16)	24.27	8/2026	-
EURPLN Call Option	(58,890)	(14)	4.39	8/2026	-
EURCZK Put Option	(28,482)	(88)	24.25	8/2026	-
EURPLN Put Option	(64,646)	(119)	4.29	8/2026	-
EURCZK Put Option	(28,523)	(70)	24.24	8/2026	-
EURPLN Call Option	(59,478)	(49)	4.35	8/2026	-
EURPLN Put Option	(61,625)	(374)	4.33	8/2026	-
EURCZK Call Option	(29,180)	(12)	24.31	8/2026	-
EURHUF Put Option	(88,673)	-	352.6	8/2026	-
EURPLN Put Option	(63,721)	(102)	4.3	8/2026	-
EURCZK Put Option	(29,241)	(23)	24.16	8/2026	-
EURPLN Put Option	(63,509)	(151)	4.3	8/2026	-
EURCZK Put Option	(29,284)	(17)	24.14	8/2026	-
EURHUF Put Option	(89,208)	-	351.55	8/2026	-
EURPLN Put Option	(63,298)	(214)	4.31	8/2026	-
EURCZK Put Option	(29,327)	(13)	24.12	8/2026	-
EURHUF Put Option	(89,747)	-	350.49	8/2026	-
EURPLN Put Option	(63,088)	(290)	4.32	8/2026	-
EURCZK Put Option	(29,370)	(10)	24.1	8/2026	-
EURPLN Put Option	(62,879)	(376)	4.32	8/2026	-
EURCZK Call Option	(29,010)	(5)	24.39	8/2026	-
EURHUF Put Option	(90,291)	-	349.43	8/2026	-
EURPLN Call Option	(62,672)	(80)	4.33	8/2026	-
EURCZK Call Option	(29,052)	(6)	24.37	8/2026	-
EURPLN Call Option	(62,465)	(61)	4.34	8/2026	-
EURCZK Call Option	(29,095)	(8)	24.35	8/2026	-
EURHUF Put Option	(90,840)	-	348.37	8/2026	-
EURPLN Call Option	(62,259)	(47)	4.35	8/2026	-
EURCZK Call Option	(29,137)	(10)	24.33	8/2026	-
EURHUF Put Option	(91,395)	-	347.31	8/2026	-
EURCZK Put Option	(29,198)	(31)	24.17	8/2026	-
EURPLN Put Option	(63,934)	(66)	4.29	8/2026	-
EURCZK Put Option	(29,155)	(41)	24.19	8/2026	-
EURCZK Call Option	(28,943)	(21)	24.28	8/2026	-
EURHUF Call Option	(85,565)	(1,535)	358.95	8/2026	(0.01)
EURPLN Call Option	(61,426)	(65)	4.33	8/2026	-
EURCZK Call Option	(28,816)	(11)	24.33	8/2026	-
EURPLN Call Option	(61,227)	(49)	4.34	8/2026	-
EURCZK Call Option	(28,858)	(14)	24.32	8/2026	-
EURHUF Call Option	(86,071)	(1,831)	357.89	8/2026	(0.01)
EURPLN Call Option	(61,029)	(37)	4.35	8/2026	-
EURCZK Call Option	(28,900)	(17)	24.3	8/2026	-
EURHUF Call Option	(86,582)	(2,130)	356.84	8/2026	(0.01)
EURPLN Call Option	(60,832)	(28)	4.35	8/2026	-
EURPLN Call Option	(60,637)	(20)	4.36	8/2026	-
EURPLN Put Option	(64,148)	(42)	4.28	8/2026	-
EURCZK Call Option	(28,985)	(26)	24.26	8/2026	-
EURHUF Call Option	(87,098)	(2,434)	355.78	8/2026	(0.01)
EURPLN Call Option	(60,442)	(15)	4.37	8/2026	-
EURCZK Call Option	(29,027)	(33)	24.24	8/2026	-
EURPLN Call Option	(60,248)	(10)	4.38	8/2026	-
EURCZK Call Option	(29,070)	(41)	24.23	8/2026	-
EURHUF Call Option	(87,618)	(2,741)	354.72	8/2026	(0.01)
EURPLN Call Option	(60,055)	(6)	4.38	8/2026	-
EURCZK Put Option	(29,113)	(53)	24.21	8/2026	-
EURHUF Put Option	(88,143)	-	353.66	8/2026	-
EURPLN Call Option	(62,054)	(36)	4.35	8/2026	-
EURCZK Call Option	(27,980)	(6)	24.36	8/2026	-
EURPLN Put Option	(60,817)	(130)	4.3	8/2026	-
EURCZK Put Option	(29,526)	(29)	24.17	8/2026	-
EURPLN Put Option	(60,623)	(182)	4.31	8/2026	-
EURCZK Put Option	(29,570)	(21)	24.15	8/2026	-
EURPLN Put Option	(60,430)	(245)	4.31	8/2026	-
EURCZK Put Option	(29,614)	(15)	24.14	8/2026	-
EURPLN Put Option	(60,238)	(318)	4.32	8/2026	-
EURCZK Call Option	(27,862)	(2)	24.41	8/2026	-
EURPLN Call Option	(60,047)	(101)	4.33	8/2026	-
EURCZK Call Option	(27,901)	(3)	24.39	8/2026	-
EURPLN Call Option	(59,856)	(80)	4.33	8/2026	-
EURCZK Call Option	(27,941)	(4)	24.38	8/2026	-
EURPLN Call Option	(59,667)	(63)	4.34	8/2026	-
EURCZK Put Option	(29,483)	(39)	24.19	8/2026	-
EURPLN Call Option	(61,850)	(27)	4.36	8/2026	-
EURCZK Call Option	(29,223)	(15)	24.3	8/2026	-
EURPLN Call Option	(61,648)	(20)	4.37	8/2026	-
EURCZK Call Option	(29,266)	(19)	24.28	8/2026	-
EURPLN Call Option	(61,446)	(14)	4.37	8/2026	-
EURCZK Call Option	(29,309)	(24)	24.26	8/2026	-
EURPLN Call Option	(61,245)	(10)	4.38	8/2026	-
EURPLN Put Option	(61,012)	(90)	4.29	8/2026	-
EURCZK Put Option	(29,352)	(83)	24.24	8/2026	-
EURPLN Put Option	(61,405)	(40)	4.28	8/2026	-
EURCZK Put Option	(29,396)	(66)	24.23	8/2026	-
EURPLN Put Option	(61,208)	(61)	4.29	8/2026	-
EURPLN Call Option	(47,844)	(23)	4.32	8/2026	-
EURPLN Call Option	(62,930)	(61)	4.35	8/2026	-
EURCZK Call Option	(28,533)	(3)	24.36	8/2026	-
EURPLN Call Option	(59,950)	(30)	4.38	8/2026	-
EURCZK Put Option	(26,582)	(67)	24.24	8/2026	-
EURPLN Put Option	(63,241)	(82)	4.28	8/2026	-
EURCZK Put Option	(26,618)	(52)	24.23	8/2026	-
EURPLN Put Option	(63,033)	(114)	4.29	8/2026	-
EURCZK Put Option	(26,654)	(37)	24.21	8/2026	-
EURPLN Put Option	(62,826)	(157)	4.3	8/2026	-
EURCZK Put Option	(26,690)	(26)	24.19	8/2026	-
EURPLN Put Option	(62,620)	(210)	4.3	8/2026	-
EURCZK Put Option	(26,726)	(17)	24.18	8/2026	-
EURPLN Put Option	(62,415)	(273)	4.31	8/2026	-
EURCZK Put Option	(26,762)	(11)	24.16	8/2026	-
EURPLN Put Option	(62,211)	(346)	4.32	8/2026	-
EURCZK Call Option	(26,547)	(9)	24.26	8/2026	-
EURPLN Call Option	(61,314)	(121)	4.33	8/2026	-
EURCZK Call Option	(26,334)	(1)	24.36	8/2026	-
EURPLN Call Option	(61,117)	(99)	4.34	8/2026	-
EURCZK Call Option	(26,369)	(1)	24.34	8/2026	-
EURPLN Call Option	(60,920)	(82)	4.35	8/2026	-
EURCZK Call Option	(26,405)	(2)	24.33	8/2026	-
EURPLN Call Option	(60,724)	(67)	4.35	8/2026	-
EURPLN Call Option	(60,142)	(37)	4.38	8/2026	-
EURCZK Call Option	(26,440)	(3)	24.31	8/2026	-
EURPLN Call Option	(60,529)	(55)	4.36	8/2026	-
EURCZK Call Option	(26,475)	(4)	24.29	8/2026	-
EURPLN Call Option	(60,335)	(46)	4.37	8/2026	-
EURCZK Call Option	(26,511)	(6)	24.28	8/2026	-
EURCZK Put Option	(26,798)	(7)	24.15	8/2026	-
EURPLN Put Option	(62,008)	(426)	4.33	8/2026	-
EURCZK Call Option	(27,602)	(23)	24.2	8/2026	-
EURPLN Call Option	(60,418)	(34)	4.38	8/2026	-
EURCZK Put Option	(27,641)	(18)	24.19	8/2026	-
EURPLN Put Option	(64,369)	(102)	4.29	8/2026	-
EURCZK Put Option	(27,679)	(11)	24.17	8/2026	-
EURPLN Put Option	(64,153)	(141)	4.29	8/2026	-
EURCZK Put Option	(27,718)	(6)	24.15	8/2026	-
EURPLN Put Option	(63,939)	(190)	4.3	8/2026	-
EURCZK Put Option	(27,757)	(3)	24.14	8/2026	-
EURPLN Put Option	(63,725)	(251)	4.31	8/2026	-
EURCZK Put Option	(27,795)	(2)	24.12	8/2026	-
EURPLN Put Option	(63,512)	(322)	4.32	8/2026	-
EURCZK Put Option	(27,834)	(1)	24.1	8/2026	-
EURPLN Call Option	(60,614)	(42)	4.38	8/2026	-
EURPLN Call Option	(61,404)	(89)	4.35	8/2026	-
EURCZK Call Option	(27,335)	(1)	24.32	8/2026	-
EURPLN Call Option	(61,806)	(131)	4.33	8/2026	-
EURCZK Call Option	(27,373)	(2)	24.31	8/2026	-
EURPLN Call Option	(61,604)	(108)	4.34	8/2026	-
EURCZK Call Option	(27,411)	(3)	24.29	8/2026	-
EURCZK Call Option	(27,449)	(5)	24.27	8/2026	-
EURCZK Call Option	(27,564)	(16)	24.22	8/2026	-
EURPLN Call Option	(61,205)	(74)	4.35	8/2026	-
EURCZK Call Option	(27,487)	(7)	24.25	8/2026	-
EURPLN Call Option	(61,007)	(61)	4.36	8/2026	-
EURCZK Call Option	(27,526)	(11)	24.24	8/2026	-
EURPLN Call Option	(60,810)	(51)	4.37	8/2026	-
EURCZK Call Option	(26,299)	-	24.37	8/2026	-
EURPLN Put Option	(61,513)	(420)	4.33	8/2026	-
EURPLN Put Option	(63,568)	(121)	4.29	8/2026	-
EURCZK Put Option	(28,864)	(56)	24.22	8/2026	-
EURPLN Put Option	(63,357)	(169)	4.3	8/2026	-
EURCZK Put Option	(28,906)	(42)	24.21	8/2026	-
EURPLN Put Option	(63,148)	(228)	4.31	8/2026	-
EURCZK Put Option	(28,948)	(30)	24.19	8/2026	-
EURPLN Put Option	(62,939)	(297)	4.32	8/2026	-
EURCZK Put Option	(28,990)	(21)	24.17	8/2026	-
EURPLN Put Option	(62,731)	(377)	4.32	8/2026	-
EURCZK Put Option	(29,032)	(14)	24.15	8/2026	-
EURPLN Put Option	(62,524)	(464)	4.33	8/2026	-
EURCZK Call Option	(27,845)	-	24.41	8/2026	-
EURCZK Put Option	(28,822)	(73)	24.24	8/2026	-
EURPLN Put Option	(63,780)	(85)	4.29	8/2026	-
EURPLN Call Option	(62,720)	(49)	4.36	8/2026	-
EURCZK Call Option	(28,574)	(4)	24.35	8/2026	-
EURPLN Call Option	(62,511)	(39)	4.37	8/2026	-
EURCZK Call Option	(28,615)	(5)	24.33	8/2026	-
EURPLN Call Option	(62,304)	(31)	4.37	8/2026	-
EURCZK Call Option	(28,656)	(7)	24.31	8/2026	-
EURPLN Call Option	(62,097)	(24)	4.38	8/2026	-
EURCZK Call Option	(28,698)	(9)	24.29	8/2026	-
EURPLN Call Option	(61,891)	(19)	4.39	8/2026	-
EURCZK Call Option	(28,739)	(12)	24.28	8/2026	-
EURPLN Call Option	(61,687)	(14)	4.4	8/2026	-
EURCZK Put Option	(28,781)	(91)	24.26	8/2026	-
EURPLN Call Option	(62,319)	(104)	4.34	8/2026	-
EURCZK Call Option	(27,884)	(1)	24.39	8/2026	-
EURPLN Put Option	(62,726)	(78)	4.28	8/2026	-
EURCZK Put Option	(28,202)	(82)	24.25	8/2026	-
EURPLN Put Option	(62,522)	(110)	4.29	8/2026	-
EURCZK Put Option	(28,242)	(65)	24.23	8/2026	-
EURPLN Put Option	(62,318)	(152)	4.3	8/2026	-
EURCZK Put Option	(28,282)	(48)	24.22	8/2026	-
EURPLN Put Option	(62,115)	(205)	4.31	8/2026	-
EURCZK Put Option	(28,323)	(35)	24.2	8/2026	-
EURPLN Put Option	(61,914)	(268)	4.31	8/2026	-
EURCZK Put Option	(28,363)	(24)	24.18	8/2026	-
EURPLN Put Option	(61,713)	(340)	4.32	8/2026	-
EURCZK Put Option	(28,404)	(16)	24.17	8/2026	-
EURCZK Put Option	(28,162)	(101)	24.27	8/2026	-
EURPLN Call Option	(62,114)	(84)	4.34	8/2026	-
EURCZK Call Option	(27,924)	(1)	24.37	8/2026	-
EURPLN Call Option	(61,910)	(69)	4.35	8/2026	-
EURCZK Call Option	(27,963)	(2)	24.36	8/2026	-
EURPLN Call Option	(61,708)	(56)	4.36	8/2026	-
EURCZK Call Option	(28,003)	(3)	24.34	8/2026	-
EURPLN Call Option	(61,506)	(45)	4.37	8/2026	-
EURPLN Call Option	(60,907)	(23)	4.39	8/2026	-
EURCZK Call Option	(28,043)	(4)	24.32	8/2026	-
EURPLN Call Option	(61,305)	(37)	4.37	8/2026	-
EURCZK Call Option	(28,082)	(5)	24.3	8/2026	-
EURPLN Call Option	(61,106)	(29)	4.38	8/2026	-
EURCZK Call Option	(28,122)	(8)	24.29	8/2026	-
EURCZK Call Option	(28,774)	(9)	24.35	8/2026	-
EURCZK Put Option	(29,229)	(52)	24.2	8/2026	-
EURCZK Call Option	(29,388)	(15)	24.33	8/2026	-
EURCZK Call Option	(29,386)	(14)	24.33	8/2026	-
EURPLN Call Option	(63,466)	(22)	4.35	8/2026	-
EURPLN Call Option	(46,196)	(41)	4.32	8/2026	-
EURCZK Call Option	(28,621)	(32)	24.27	8/2026	-
EURCZK Call Option	(28,931)	(17)	24.33	8/2026	-
EURPLN Call Option	(56,366)	(33)	4.34	8/2026	-
EURHUF Put Option	(88,543)	-	352.36	8/2026	-
EURCZK Call Option	(29,342)	(12)	24.34	8/2026	-
EURPLN Call Option	(63,681)	(30)	4.35	8/2026	-
EURPLN Call Option	(51,454)	(71)	4.32	8/2026	-
EURPLN Call Option	(46,083)	(30)	4.33	8/2026	-
EURHUF Put Option	(90,144)	-	349.22	8/2026	-
EURCZK Call Option	(28,662)	(39)	24.25	8/2026	-
EURHUF Call Option	(83,988)	(822)	361.79	8/2026	-
EURCZK Call Option	(29,298)	(10)	24.36	8/2026	-
EURPLN Call Option	(63,897)	(42)	4.34	8/2026	-
EURHUF Call Option	(93,904)	(902)	362.09	8/2026	-
EURHUF Call Option	(90,367)	(99)	369.11	8/2026	-
EURPLN Call Option	(56,198)	(24)	4.34	8/2026	-
EURPLN Call Option	(45,971)	(22)	4.33	8/2026	-
EURHUF Put Option	(88,019)	-	353.41	8/2026	-
EURCZK Call Option	(28,888)	(15)	24.34	8/2026	-
EURCZK Call Option	(29,255)	(8)	24.38	8/2026	-
EURHUF Put Option	(100,411)	-	349.83	8/2026	-
EURCZK Call Option	(29,345)	(12)	24.35	8/2026	-
EURPLN Call Option	(56,535)	(45)	4.33	8/2026	-
EURHUF Put Option	(89,072)	-	351.32	8/2026	-
EURPLN Call Option	(46,538)	(110)	4.3	8/2026	-
EURCZK Put Option	(29,489)	(11)	24.09	8/2026	-
EURCZK Call Option	(29,561)	(33)	24.25	8/2026	-
EURPLN Call Option	(62,618)	(3)	4.38	8/2026	-
EURPLN Call Option	(51,175)	(38)	4.33	8/2026	-
EURCZK Call Option	(28,497)	(19)	24.32	8/2026	-
EURCZK Call Option	(29,517)	(27)	24.27	8/2026	-
EURHUF Call Option	(94,514)	(1,192)	360.92	8/2026	-
EURPLN Call Option	(62,828)	(6)	4.38	8/2026	-
EURPLN Put Option	(56,704)	(313)	4.32	8/2026	-
EURPLN Call Option	(46,423)	(79)	4.31	8/2026	-
EURHUF Put Option	(89,605)	-	350.27	8/2026	-
EURCZK Call Option	(29,473)	(22)	24.29	8/2026	-
EURCZK Call Option	(28,538)	(23)	24.31	8/2026	-
EURHUF Put Option	(99,742)	-	351	8/2026	-
EURPLN Call Option	(63,040)	(10)	4.37	8/2026	-
EURCZK Call Option	(28,973)	(21)	24.31	8/2026	-
EURHUF Call Option	(83,503)	(603)	362.84	8/2026	-
EURPLN Call Option	(51,314)	(52)	4.32	8/2026	-
EURPLN Call Option	(46,310)	(57)	4.31	8/2026	-
EURCZK Call Option	(28,580)	(27)	24.29	8/2026	-
EURCZK Call Option	(29,430)	(18)	24.31	8/2026	-
EURPLN Call Option	(63,253)	(15)	4.36	8/2026	-
EURCZK Call Option	(28,704)	(47)	24.24	8/2026	-
EURPLN Put Option	(64,114)	(474)	4.33	8/2026	-
EURCZK Call Option	(29,432)	(18)	24.32	8/2026	-
EURCZK Call Option	(29,520)	(26)	24.28	8/2026	-
EURHUF Call Option	(84,969)	(1,343)	359.7	8/2026	-
EURHUF Call Option	(86,474)	(2,213)	356.56	8/2026	(0.01)
EURCZK Put Option	(28,996)	(16)	24.11	8/2026	-
EURPLN Put Option	(52,305)	(13)	4.28	8/2026	-
EURCZK Put Option	(29,741)	(44)	24.19	8/2026	-
EURPLN Call Option	(55,699)	(8)	4.36	8/2026	-
EURPLN Put Option	(65,215)	(80)	4.3	8/2026	-
EURPLN Put Option	(51,877)	(59)	4.3	8/2026	-
EURCZK Put Option	(28,870)	(33)	24.17	8/2026	-
EURHUF Call Option	(92,110)	(325)	365.6	8/2026	-
EURCZK Call Option	(29,564)	(32)	24.26	8/2026	-
EURCZK Put Option	(29,697)	(56)	24.21	8/2026	-
EURPLN Put Option	(65,438)	(48)	4.29	8/2026	-
EURHUF Call Option	(92,702)	(467)	364.43	8/2026	-
EURPLN Put Option	(52,162)	(22)	4.29	8/2026	-
EURHUF Call Option	(85,968)	(1,917)	357.6	8/2026	(0.01)
EURCZK Put Option	(28,912)	(26)	24.15	8/2026	-
EURCZK Put Option	(29,652)	(71)	24.23	8/2026	-
EURPLN Call Option	(55,534)	(5)	4.37	8/2026	-
EURPLN Call Option	(55,370)	(3)	4.38	8/2026	-
EURCZK Put Option	(28,954)	(20)	24.13	8/2026	-
EURCZK Call Option	(29,608)	(39)	24.24	8/2026	-
EURHUF Call Option	(85,466)	(1,626)	358.65	8/2026	(0.01)
EURPLN Put Option	(64,992)	(128)	4.3	8/2026	-
EURCZK Put Option	(28,828)	(42)	24.18	8/2026	-
EURPLN Put Option	(52,449)	(7)	4.27	8/2026	-
EURPLN Put Option	(51,594)	(135)	4.31	8/2026	-
EURCZK Put Option	(29,920)	(15)	24.12	8/2026	-
EURHUF Call Option	(84,476)	(1,072)	360.75	8/2026	-
EURPLN Call Option	(45,859)	(15)	4.34	8/2026	-
EURPLN Put Option	(64,332)	(371)	4.33	8/2026	-
EURHUF Put Option	(87,499)	-	354.46	8/2026	-
EURCZK Call Option	(28,745)	(56)	24.22	8/2026	-
EURPLN Call Option	(56,031)	(17)	4.35	8/2026	-
EURHUF Call Option	(90,942)	(150)	367.94	8/2026	-
EURCZK Call Option	(29,476)	(22)	24.3	8/2026	-
EURCZK Put Option	(29,875)	(19)	24.14	8/2026	-
EURPLN Put Option	(64,551)	(276)	4.32	8/2026	-
EURPLN Call Option	(50,487)	(6)	4.36	8/2026	-
EURPLN Call Option	(45,747)	(11)	4.34	8/2026	-
EURHUF Call Option	(86,984)	(2,514)	355.51	8/2026	(0.01)
EURCZK Put Option	(28,787)	(52)	24.2	8/2026	-
EURCZK Put Option	(29,038)	(12)	24.1	8/2026	-
EURCZK Put Option	(29,830)	(25)	24.15	8/2026	-
EURPLN Put Option	(51,735)	(91)	4.3	8/2026	-
EURPLN Put Option	(64,771)	(194)	4.31	8/2026	-
EURPLN Call Option	(55,865)	(12)	4.36	8/2026	-
EURHUF Call Option	(91,523)	(222)	366.77	8/2026	-
EURHUF Call Option	(93,300)	(658)	363.26	8/2026	-
EURCZK Put Option	(29,786)	(33)	24.17	8/2026	-
EURCZK Call Option	(29,015)	(25)	24.29	8/2026	-
EURCZK Call Option	(29,301)	(10)	24.37	8/2026	-
EURPLN Put Option	(56,875)	(238)	4.32	8/2026	-
EURCZK Put Option	(29,316)	(31)	24.16	8/2026	-
EURPLN Put Option	(62,230)	(149)	4.3	8/2026	-
EURCZK Call Option	(29,144)	(45)	24.24	8/2026	-
EURPLN Put Option	(47,231)	(3)	4.27	8/2026	-
EURPLN Call Option	(50,760)	(14)	4.35	8/2026	-
EURCZK Put Option	(31,151)	(23)	24.13	8/2026	-
EURHUF Put Option	(97,131)	(3)	355.69	8/2026	-
EURPLN Put Option	(57,390)	(76)	4.3	8/2026	-
EURCZK Put Option	(29,739)	(36)	24.18	8/2026	-
EURCZK Put Option	(29,359)	(24)	24.15	8/2026	-
EURPLN Put Option	(47,115)	(6)	4.28	8/2026	-
EURCZK Put Option	(31,200)	(18)	24.11	8/2026	-
EURHUF Put Option	(95,751)	(13)	358.58	8/2026	-
EURCZK Call Option	(29,101)	(37)	24.25	8/2026	-
EURHUF Call Option	(84,071)	(698)	362.12	8/2026	-
EURPLN Put Option	(46,998)	(10)	4.28	8/2026	-
EURCZK Put Option	(29,694)	(48)	24.2	8/2026	-
EURCZK Put Option	(31,249)	(14)	24.09	8/2026	-
EURHUF Put Option	(97,774)	(1)	354.52	8/2026	-
EURPLN Put Option	(62,638)	(64)	4.29	8/2026	-
EURPLN Call Option	(50,898)	(20)	4.34	8/2026	-
EURHUF Put Option	(97,653)	(1)	355.07	8/2026	-
EURCZK Put Option	(29,783)	(27)	24.16	8/2026	-
EURCZK Put Option	(29,402)	(19)	24.13	8/2026	-
EURCZK Call Option	(30,958)	(71)	24.21	8/2026	-
EURCZK Put Option	(29,873)	(15)	24.13	8/2026	-
EURPLN Call Option	(47,723)	(16)	4.33	8/2026	-
EURHUF Put Option	(97,013)	(2)	356.24	8/2026	-
EURPLN Put Option	(61,826)	(288)	4.32	8/2026	-
EURCZK Call Option	(31,006)	(86)	24.19	8/2026	-
EURPLN Put Option	(57,737)	(29)	4.29	8/2026	-
EURHUF Call Option	(85,063)	(1,244)	360.01	8/2026	-
EURHUF Put Option	(96,379)	(5)	357.41	8/2026	-
EURCZK Call Option	(29,186)	(54)	24.22	8/2026	-
EURHUF Call Option	(95,864)	(2,063)	358.03	8/2026	(0.01)
EURCZK Put Option	(29,272)	(41)	24.18	8/2026	-
EURPLN Call Option	(50,623)	(10)	4.35	8/2026	-
EURCZK Put Option	(29,828)	(21)	24.14	8/2026	-
EURPLN Call Option	(47,601)	(10)	4.34	8/2026	-
EURCZK Put Option	(31,054)	(39)	24.17	8/2026	-
EURPLN Put Option	(62,028)	(212)	4.31	8/2026	-
EURHUF Put Option	(96,494)	(7)	356.86	8/2026	-
EURPLN Put Option	(47,349)	(1)	4.27	8/2026	-
EURHUF Call Option	(84,565)	(962)	361.07	8/2026	-
EURCZK Put Option	(31,103)	(30)	24.15	8/2026	-
EURPLN Put Option	(57,563)	(47)	4.29	8/2026	-
EURPLN Put Option	(57,217)	(117)	4.31	8/2026	-
EURPLN Put Option	(62,434)	(99)	4.3	8/2026	-
EURPLN Put Option	(52,019)	(37)	4.29	8/2026	-
EURHUF Put Option	(98,424)	-	353.34	8/2026	-
EURPLN Put Option	(57,046)	(172)	4.31	8/2026	-
EURCZK Call Option	(28,456)	(16)	24.34	8/2026	-
EURHUF Put Option	(98,953)	-	352.73	8/2026	-
EURCZK Put Option	(29,650)	(61)	24.22	8/2026	-
EURPLN Call Option	(62,409)	(2)	4.39	8/2026	-
EURHUF Put Option	(95,130)	(31)	359.75	8/2026	-
EURCZK Put Option	(31,347)	(9)	24.06	8/2026	-
EURCZK Call Option	(29,058)	(30)	24.27	8/2026	-
EURPLN Put Option	(46,767)	(29)	4.29	8/2026	-
EURHUF Put Option	(90,687)	-	348.17	8/2026	-
EURPLN Put Option	(46,652)	(46)	4.3	8/2026	-
EURHUF Put Option	(98,300)	-	353.9	8/2026	-
EURCZK Put Option	(29,446)	(14)	24.11	8/2026	-
EURCZK Put Option	(29,606)	(77)	24.23	8/2026	-
EURCZK Put Option	(31,298)	(11)	24.07	8/2026	-
EURPLN Put Option	(62,844)	(40)	4.28	8/2026	-
EURPLN Call Option	(51,036)	(28)	4.33	8/2026	-
EURHUF Put Option	(99,080)	-	352.17	8/2026	-
EURPLN Put Option	(46,883)	(17)	4.29	8/2026	-

Total Return Swaps

Underlying Reference	Fund Pays	Fund Receives	Payment Frequency	Counterparty	Maturity Date	Notional Value ($)	Value ($)	Unrealized Appreciation (Depreciation) ($)

UBCSXMRU Index	0.10%	Return of Index	At Maturity	UBS AG	10/2026	24,088,213	44,630	44,630

The following table(s) represent disclosures associated with the underlying components of the total return index swap at period end. Strategy: Aims to exploit the mean reversion behavior in G10 FX markets. It takes long/short position in each FX cross according to the mean reversion signal on a daily basis.

Currency Purchased	Currency Sold	Maturity Date	Notional Value ($)	Weight (%)

AUD	USD	9/2026	271,295	1.13
CAD	USD	9/2026	488,163	2.03
CHF	USD	9/2026	4,449,526	18.49
USD	GBP	9/2026	(247,491)	(1.03)
USD	NOK	9/2026	(2,877,481)	(11.96)
USD	NZD	9/2026	(2,821,888)	(11.73)
SEK	USD	9/2026	697,938	2.9

Currency Abbreviations
AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CLP	-	Chilean Peso
CNH	-	Chinese Offshore Currency
COP	-	Colombian Peso
CZK	-	Czech Koruna
EUR	-	European Monetary Unit (Euro)
GBP	-	British Pound Sterling
HUF	-	Hungarian Forint
IDR	-	Indonesian Rupiah
ILS	-	Israeli Shekel
INR	-	Indian Rupee
JPY	-	Japanese Yen
KRW	-	Korean Won
MXN	-	Mexican Peso
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
PHP	-	Philippines
RON	-	Romanian Leu
SEK	-	Swedish Krona
SGD	-	Singapore Dollar
THB	-	Thai Baht
TWD	-	Taiwan Dollar
USD	-	United States Dollar
ZAR	-	South African Rand

Legend

(a)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(b)	Amount is stated in United States dollars unless otherwise noted.
(c)	Security or a portion of the security has been segregated as collateral for over the counter (OTC) derivatives. At period end, the value of securities pledged amounts to $6,833,318.
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Cash Central Fund	3,992,372	59,943,460	56,466,231	295,110	(77)	-	7,469,524	7,468,030
	3,992,372	59,943,460	56,466,231	295,110	(77)	-	7,469,524

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

U.S. Treasury Obligations	66,391,286	-	66,391,286	-

Money Market Funds	7,469,524	7,469,524	-	-
Total Investments in Securities:	73,860,810	7,469,524	66,391,286	-
Derivative Instruments:

Assets
Forward Foreign Currency Contracts	996,801	-	996,801	-
Swaps	828,135	-	828,135	-
Total Assets	1,824,936	-	1,824,936	-

Liabilities
Forward Foreign Currency Contracts	(718,355)	-	(718,355)	-
Total Liabilities	(718,355)	-	(718,355)	-
Total Derivative Instruments:	1,106,581	-	1,106,581	-
Financial Statements

Statement of Assets and Liabilities

As of July 31, 2026
Assets
Investments in securities, at value - unaffiliated issuers	$66,391,286
Investments in securities, at value - affiliated issuers	7,469,524
Unrealized appreciation on forward foreign currency contracts	996,801
Distributions receivable from affiliated funds	23,302
Bi-lateral OTC swaps, at value	828,135
Prepaid expenses	1,013
Receivable from investment adviser for expense reductions	11,720
Total assets	75,721,781
Liabilities
Unrealized depreciation on forward foreign currency contracts	718,355
Accrued management fee	28,125
Audit fee payable	77,751
Other payables and accrued expenses	5,747
Total liabilities	829,978
Net Assets	$74,891,803
Net assets consist of:
Paid in capital	79,476,777
Total accumulated earnings (loss)	(4,584,974)
Net Assets	$74,891,803

Net Asset Value and Maximum Offering
Net Asset Value, offering price and redemption price per share ($74,891,803/8,090,947 shares)	$9.26

Other Information
Unaffiliated issuers, cost	66,378,816
Affiliated issuers, cost	7,469,524
Statement of Operations

Year ended July 31, 2026

Investment Income
Dividends - affiliated issuers	$295,110
Interest	2,322,428
Total investment income	2,617,538
Expenses
Management fee	307,324
Custodian fees and expenses	5,704
Independent trustees' fees and expenses	19,506
Registration fees	28,332
Audit	93,788
Legal	3,589
Commitment fee	55
Miscellaneous	4,485
Total expenses	462,783
Expense reimbursements and reductions	(124,288)
Total expenses after reductions	338,495
Net investment income (loss)	2,279,043
Net realized gain (loss)
Investments - unaffiliated issuers	(551)
Investments - affiliated issuers	(77)
Forward foreign currency contracts	(302,214)
Swaps	(6,691,930)
Net realized gain (loss)	(6,994,772)
Change in net unrealized appreciation (depreciation)
Investments - unaffiliated issuers	14,348
Forward foreign currency contracts	278,446
Swaps	410,905
Total change in net unrealized appreciation (depreciation)	703,699
Net gain (loss)	(6,291,073)
Net increase (decrease) in net assets resulting from operations	$(4,012,030)

Statement of Changes in Net Assets
	Year ended July 31, 2026	Year ended July 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,279,043	$1,878,229
Net realized gain (loss)	(6,994,772)	(5,698,118)
Change in net unrealized appreciation (depreciation)	703,699	935,814
Net increase (decrease) in net assets resulting from operations	(4,012,030)	(2,884,075)
Total distributions	-	-
Net increase (decrease) in net assets resulting from share transactions	36,349,679	3,359,384
Total increase (decrease) in net assets	32,337,649	475,309
Net Assets
Beginning of period	42,554,154	42,078,845
End of period	$74,891,803	$42,554,154
Financial Highlights
Fidelity® SAI Alternative Risk Premia Currency Strategy Fund

Years ended July 31,	2026	2025	2024 A
Selected Per Share Data
Net asset value, beginning of period	$9.61	$10.09	$10.00
Income from Investment Operations
Net investment income (loss) B, C	.31	.40	.31
Net realized and unrealized gain (loss)	(.66)	(.88)	(.22)
Total from investment operations	(.35)	(.48)	.09
Distributions
Distributions from net investment income	-	-	- D
Total distributions	-	-	- D
Net asset value, end of period	$9.26	$9.61	$10.09
Total Return E, F	(3.64)%	(4.76)%	.91%
Ratios and Supplemental Data C, G, H
Ratio of expenses to average net assets before reductions	.68%	.81%	.97% I
Ratio of expenses to average net assets net of fee waivers, if any	.50%	.50%	.50% I
Ratio of expenses to average net assets net of all reductions, if any	.50%	.50%	.50% I
Ratio of net investment income (loss) to average net assets	3.34%	4.04%	4.89% I
Net assets, end of period	$74,891,803	$42,554,154	$42,078,845
Portfolio turnover rate J	-%	-%	-%

AFor the period December 14, 2023 (commencement of operations) through July 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DAmount represents less than $.005 per share.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns for periods of less than one year are not annualized.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements

For the period ended July 31, 2026

  1. Organization.
Fidelity® SAI Alternative Risk Premia Currency Strategy Fund (the Fund) is a non-diversified fund of Fidelity Greenwood Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.

Shares are offered exclusively to certain clients of Fidelity Management & Research Company LLC (FMR) or its affiliates.

During or after the reporting period end the name change(s) listed below occurred.

New Name	Old Name	Effective Date
Fidelity® SAI Alternative Risk Premia Currency Strategy Fund	Fidelity® SAI Alternative Risk Premia Strategy Fund	December 11, 2025

  2. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's portfolio management team, part of the investment adviser, serves as the chief operating decision maker (CODM) and directs the Fund's investments in accordance with its investment objective and policies, with support from others responsible for oversight functions. The information reviewed by the CODM is consistent with the Fund's financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For any foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as movements in the underlying index, interest rate curves, credit spread curves, default possibilities and recovery rates.

The U.S. dollar value of forward foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of period end is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the investment holdings and net asset value (NAV) include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day.

Gains and losses on securities sold are determined on the basis of identified cost.

Dividend income for domestic securities is recorded on the ex-dividend date. Certain dividends from any foreign securities where the ex-dividend date may have passed are recorded as soon as a fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received.

Income and capital gain distributions from any underlying mutual funds or exchange-traded funds (ETFs) are recorded on the ex-dividend date.

Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

As of July 31, 2026, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences may result in distribution reclassifications.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to: capital loss carryforwards, foreign currency transactions, market discount, net operating losses, swaps agreements, and losses deferred due to excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

	Tax Cost ($)	Gross unrealized appreciation ($)	Gross unrealized depreciation ($)	Net unrealized appreciation (depreciation) ($)
Fidelity® SAI Alternative Risk Premia Currency Strategy Fund	73,459,592	401,218	-	401,218

The tax-based components of distributable earnings as of period end were as follows:

	Capital loss carryforward ($)	Net unrealized appreciation (depreciation) on securities and other investments ($)
Fidelity® SAI Alternative Risk Premia Currency Strategy Fund	(78)	460,683

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

	Short-term ($)	Long-term ($)	Total capital loss carryforward ($)
Fidelity® SAI Alternative Risk Premia Currency Strategy Fund	(78)	-	(78)

The Fund intends to elect to defer to the next fiscal year capital losses recognized during the period November 1, 2025 to July 31, 2026, and/or ordinary losses recognized during the period January 1, 2026 to July 31, 2026. Loss deferrals were as follows:

	Capital losses ($)	Ordinary losses ($)
Fidelity ® SAI Alternative Risk Premia Currency Strategy Fund	-	5,045,580

  3. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments.
The Fund's investment objectives allow for various types of derivative instruments, including swaps and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns, to gain exposure to certain types of assets, to facilitate transactions in foreign-denominated securities and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Foreign Exchange Risk	Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund.

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as forward foreign currency contracts and bi-lateral swaps a fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives a fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, a fund receives collateral in the form of cash or securities once net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the custodian bank in accordance with the collateral agreements entered into between a fund, the counterparty and the custodian bank. A fund could experience delays and costs in gaining access to the collateral even though it is held by the custodian bank. The maximum risk of loss to a fund from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to a fund.

A fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Derivative Instruments by Primary Risk Exposure. The table below, which reflects the impacts of derivatives on the financial performance, summarizes the value of derivatives at period end, as well as the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Values of Derivative Assets ($)	Values of Derivative Liabilities ($)	Net Realized Gain (Loss) ($)	Change in Net Unrealized Appreciation (Depreciation)($)
Fidelity® SAI Alternative Risk Premia Currency Strategy Fund
Foreign Exchange Risk
Swaps	828,135	-	(6,691,930)	410,905
Forward Foreign Currency Contracts	996,801	(718,355)	(302,214)	278,446
Total Foreign Exchange Risk	1,824,936	(718,355)	(6,994,144)	689,351
Totals	1,824,936	(718,355)	(6,994,144)	689,351

Value of Derivative Assets/Liabilities Legend
For bi-lateral over-the-counter (OTC) swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-item(s).

For forward foreign currency contracts, gross value is presented in the Statement of Assets and Liabilities in the unrealized appreciation/depreciation on forward foreign currency contracts line-item(s).

Derivative Instruments by Counterparty Exposure. The table below summarizes derivatives inclusive of potential netting arrangements at period end. Collateral received and collateral pledged reflects collateral received from or pledged to an individual counterparty, excluding any excess or initial collateral amounts. Net represents the receivable/(payable) that would be due from/(to) the counterparty in an event of default. Netting may be allowed across transactions traded under the same legal agreement with the same legal entity.

Fidelity® SAI Alternative Risk Premia Currency Strategy Fund
Counterparty	Value of Derivative Assets ($)	Value of Derivative Liabilities ($)	Collateral Received ($)	Collateral Pledged ($)	Net ($)
Bank of America NA	389,703	(190,564)	-	-	199,139
Barclays Bank PLC	15,027	(13,303)	-	-	1,724
BNP Paribas SA	21,685	(19,826)	-	-	1,859
Brown Brothers Harriman & Co	123,633	(55,663)	-	-	67,970
Citibank NA	128,394	-	(128,394)	-	-
Goldman Sachs International	519,715	-	-	-	519,715
HSBC Bank USA NA	8,306	-	-	-	8,306
JPMorgan Chase Bank NA	324,342	(262,718)	-	-	61,624
Royal Bank of Canada	36,877	(62,402)	-	-	(25,525)
State Street Bank & Trust Co	212,624	(113,879)	-	-	98,745
UBS AG	44,630	-	-	-	44,630
Total	$1,824,936	$(718,355)	$(128,394)	$-	$978,187

Derivative Instruments Volume. The table below summarizes derivative instruments volume during the period. The average amount for forward foreign currency contracts represents contract value, and the average amount for all other derivative types represents notional amount, as applicable.

Average Amount ($)
Fidelity® SAI Alternative Risk Premia Currency Strategy Fund
Forward Foreign Currency Contracts	67,429,156
Swaps	300,650,532

Forward Foreign Currency Contracts. Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Forward foreign currency contracts were used to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Forward foreign currency contracts are valued daily and fluctuations in exchange rates on open contracts are recorded as unrealized appreciation or (depreciation) and reflected in total accumulated earnings (loss) in the Statement of Assets and Liabilities. When the contract is closed, a gain or loss is realized equal to the difference between the closing value and the value at the time it was opened. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on forward foreign currency contracts during the period is presented in the Statement of Operations.

Any open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in total accumulated earnings (loss) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

For bi-lateral swaps, payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is presented in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps".

Total Return Swaps. Total return swaps are agreements between counterparties to exchange cash flows, one based on a market-linked return of an individual asset or a basket of assets (i.e., an index), and the other on a fixed or floating rate. To the extent the total return of the instrument or index underlying the transaction exceeds or falls short of the offsetting payment obligation, a fund will receive a payment from or make a payment to the counterparty at the specified payment frequency.

The Fund enters into total return basket swap contracts to obtain exposure to a portfolio of long and/or short positions in order to create and adjust the fund's investment exposure, to enhance total return, to hedge risks, to manage certain investment risk, and to manage volatility. The Fund has the ability to trade in and out of the long and short positions within the swap and receives the economic benefits and risks equivalent to direct investments in these positions.

  4. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Diversifying Solutions LLC (the investment adviser) and its affiliates provides the Fund with investment management related services.

For these services, the Fund pays a monthly management fee to the investment adviser.

The management fee is based on an annual management fee rate of the Fund's average net assets as presented in the table below.

Annual Management Fee Rate (%)
Fidelity® SAI Alternative Risk Premia Currency Strategy Fund	0.45

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. During the period, there were no interfund trades.

  5. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit.

The commitment fees are presented in the Statement of Operations.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2027 unless extended or renewed.

  6. Expense Reductions.
The investment adviser contractually agreed to reimburse expenses to the extent annual operating expenses exceeded certain levels of average net assets.

The following operating expenses are excluded from this reimbursement as applicable:  interest, certain taxes, proxy and shareholder meeting expenses, extraordinary expenses, acquired fund fees and expenses, brokerage commissions, and fees and expenses associated with the securities lending program.

During the period, this reimbursement reduced expenses as presented in the table below.

	Expense Limitation (%)	Expiration Date	Reimbursement ($)
Fidelity® SAI Alternative Risk Premia Currency Strategy Fund	0.50	November 30, 2027	121,897

Through arrangements with the custodian, credits realized as a result of certain uninvested cash balances were used to reduce expenses. All of the applicable credits are presented in the table below.

Custodian Credits ($)
Fidelity® SAI Alternative Risk Premia Currency Strategy Fund	2,391

  7. Share Transactions.
Share transactions were as follows and may contain in kind transactions, automatic conversions between classes or exchanges between affiliated funds as applicable:

	Shares	Shares	Dollars	Dollars
	Year ended	Year ended	Year ended ($)	Year ended ($)
	July 31, 2026	July 31, 2025	July 31, 2026	July 31, 2025

Fidelity® SAI Alternative Risk Premia Currency Strategy Fund
Shares sold	9,827,904	3,561,129	94,856,590	35,226,527
Shares redeemed	(6,163,919)	(3,303,590)	(58,506,911)	(31,867,143)
Net increase (decrease)	3,663,985	257,539	36,349,679	3,359,384

  8. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the following mutual funds managed by the investment adviser or its affiliates were the owners of record of 10% or more of the total outstanding shares.

Strategic Advisers Fidelity Alternatives Fund
Fidelity ® SAI Alternative Risk Premia Currency Strategy Fund	99%
Mutual funds managed by the investment adviser or its affiliates, in aggregate, were the owners of record of more than 20% of the total outstanding shares.

Fund	% of shares held
Fidelity ® SAI Alternative Risk Premia Currency Strategy Fund	100
In September 2026, the Board of Trustees approved a Plan of Liquidation and Dissolution. The Fund will distribute all of its net assets to its shareholders on or about December 17, 2026.

  9. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Greenwood Street Trust and the Shareholders of Fidelity SAI Alternative Risk Premia Currency Strategy Fund (formerly Fidelity SAI Alternative Risk Premia Strategy Fund):
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Fidelity SAI Alternative Risk Premia Currency Strategy Fund (formerly Fidelity SAI Alternative Risk Premia Strategy Fund) (the "Fund"), a fund of Fidelity Greenwood Street Trust, including the schedule of investments, as of July 31, 2026, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the two years in the period then ended and for the period from December 14, 2023 (commencement of operations) through July 31, 2024, and the related notes (collectively referred to as the "financial statements and financial highlights"). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of July 31, 2026, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the two years in the period then ended and for the period from December 14, 2023 (commencement of operations) through July 31, 2024, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of July 31, 2026, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
September 15, 2026
We have served as the auditor of one or more of the Fidelity investment companies since 1999.

Distributions
 (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

The fund will notify shareholders in the first quarter of 2027 of amounts for use in preparing 2026 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.9911836.102
CUA-ANN-0926

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Greenwood Street Trust

By:	/s/Heather Bonner
Heather Bonner
President and Treasurer (Principal Executive Officer)

Date:	September 22, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Heather Bonner
Heather Bonner
President and Treasurer (Principal Executive Officer)

Date:	September 22, 2026

By:	/s/Stephanie Caron
Stephanie Caron
Chief Financial Officer (Principal Financial Officer)

Date:	September 22, 2026